UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	August 31, 2023

Date of reporting period:	February 28, 2023

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Funds
Semiannual Report
February 28, 2023
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Rev. 11/2022, PSI V.5
FACTS WHAT DOES PRINCIPAL DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we
do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number, credit history, credit scores, income, or payment history
• Account transactions, account balances, and account investment experience
• Medical information
How?
All financial companies need to share customers’ personal information to run their everyday business.
In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Principal chooses to share; and whether you can limit this sharing.
REASONS WE CAN SHARE YOUR
PERSONAL INFORMATION
DOES PRINCIPAL
SHARE?
CAN YOU LIMIT THIS
SHARING?
For our everyday business purposes —such as to process
your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —to offer our products and
services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our affiliates’ everyday business purposes —information
about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —information
about your creditworthiness
No We don’t share
For our affiliates to market to you
No We don’t share
For nonaffiliates to market to you —
All entities other than Principal Securities, Inc.)
No We don’t share
For nonaffiliates to market to you —
(Applies only to Principal Securities, Inc. (“PSI”), and only if your financial professional changes their affiliation and leaves
PSI.)
Yes Yes
To limit our
sharing
To limit Principal Securities, Inc.’s sharing with nonaffiliates, call 1-800-986-3343 or visit https://
www.principal.com/optout-principalsecurities/ .
Please note:
If you are a
~
new customer, we can begin sharing your information 45 days from the date we sent this notice. When you are
~
no
~
longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call 1-800-986-3343 or visit https://www.principal.com/privacy-policies/ for additional information.
Who we are
Who is providing this notice? The following Principal Financial Group companies: Principal Life Insurance
Company; Principal National Life Insurance Company; Principal Funds, Inc.;
Principal Global Investors, LLC; Principal Real Estate Investors, LLC; Principal
Securities, Inc.; Principal Advised Services, LLC; Principal Trust Company;
Principal Funds Distributor, Inc.; Spectrum Asset Management, Inc.; Employers
Dental Services, Inc.; and Principal Dental Services, Inc. Additional entities to which this notice applies are listed in the “Other important information” section below.

What we do
How does Principal protect my
personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal and state laws. These measures include computer safeguards and secured files and buildings.
How does Principal collect my
personal information?
We collect your personal information, for example, when you
• Open an account, apply for insurance, or seek advice about your investments
• Direct us to buy securities or make deposits or withdrawals from your account
• File an insurance claim
We also collect your personal information from others, such as affiliates, credit bureaus or other companies.
Why can’t I limit all sharing? Federal and state laws give you the right to limit only
• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Affiliates Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies of Principal Financial Group and other companies of Principal name.
Nonaffiliates Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Your financial professional and their new financial institution if he/she changes his/her affiliation and leaves Principal Securities.
Joint marketing A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Principal does not jointly market.
Other important information
In addition to the companies listed above, this notice applies to: All funds or other vehicles advised, organized, or managed by Principal Global
Investors, LLC, Principal Real Estate Investors, LLC, or their affiliates; Principal Diversified Select Real Asset Fund; Principal Life Insurance
Company Variable Life Separate Account; Principal National Life Insurance Company Variable Life Separate Account; and Principal Life Insurance
Company Separate Account B.
Nevada Residents: You may request to be placed on our internal Do Not Call list. Send an email with your phone number to connect@principal.
com. You may request a copy of our telemarketing practices. For more on this Nevada law, contact Bureau of Consumer Protection, Office of the
Nevada Attorney General, 555 E. Washington St., Suite 3900, Las Vegas, NV 89101; phone number: 1-702-486-3132; email: BCPINFO@ag.state.
nv.us.
For Vermont Customers: We will not disclose information about your creditworthiness to our affiliates and will not disclose your personal information, financial information, credit report, or health information to nonaffiliated third parties to market to you, other than as permitted by
Vermont law, unless you authorize us to make those disclosures.
California: Under California law, we will not share information we collect about you with companies outside of Principal, unless the law allows.
For example, we may share information with your consent, to service your accounts, or to provide rewards or benefits you are entitled to. We will limit sharing among our companies to the extent required by California law.
For insurance customers in AZ, CT, GA, IL, ME, MA, MT, NV, NJ, NM, NC, ND, OH, OR, and VA only: The term “information” means information we collect during an insurance transaction. We will not use your medical information for marketing purposes without your consent. We may share your Information with others, including insurance-support organizations, insurance regulatory authorities, law enforcement, and consumer reporting agencies, without your prior authorization as permitted or required by law. Information obtained from a report prepared by an insurance-
support organization may be retained by the insurance-support organization and disclosed to other persons.
For MA Insurance Customers only. You may ask, in writing, for the specific reasons for an adverse underwriting decision. An adverse underwriting decision is where we decline your application for insurance, offer to insure you at a higher than standard rate or terminate your coverage.
For insurance customers, to request access to or deletion of your personal information, send a written letter to Privacy Officer, P.O. Box 14582,
Des Moines, IA 50306-3582. Include your name, address, and your policy, contract, or account number, and describe the information you wish to access or delete. You may correct inaccurate personal information by sending a written letter identifying the information to be corrected. We can’t change information other companies, like credit agencies, provide to us. You’ll need to ask them to change it.

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 28
Schedules of Investments 55
Financial Highlights (includes performance information) 171
Shareholder Expense Example 201
Supplemental Information 204

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a)
Investment in securities--at cost ..........................................................
$ 7,007,087 $ 2,572,977 $ 3,855,681
Investment in affiliated Funds--at cost ....................................................
$ 8,481 $ 153,956 $ 93,922
Foreign currency--at cost ..................................................................
$ – $ – $ 2,262
Assets
Investment in securities--at value  .......................................................... $ 8,605,362
(b)
$ 2,414,584
(b)
$ 3,665,787
(b)
Investment in affiliated Funds--at value ..................................................... 8,481 153,956 93,922
Foreign currency--at value .................................................................. – – 2,203
Cash ......................................................................................... – 3 306
Deposits with counterparty .................................................................. – – 1,382
Receivables:
Dividends and interest ................................................................. 9,285 13,418 9,283
Expense reimbursement from Manager ............................................... 221 28 89
Expense reimbursement from Distributor ............................................. 2 1 –
Foreign currency contracts ........................................................... – – 52
Fund shares sold ....................................................................... 6,708 956 8,148
Investment securities sold ............................................................. 5,411 34,009 101,127
Unrealized gain on unfunded commitments .......................................... – – 15
Variation margin on futures ........................................................... – – 4,479
Variation margin on swaps ............................................................ – – 131
Prepaid directors' expenses .................................................................. – 8 –
Prepaid expenses ............................................................................

Total Assets   8,635,470 2,617,007 3,886,924
Liabilities
Accrued management and investment advisory fees ........................................ 4,042 263 2,287
Accrued administrative service fees ........................................................ 1 1 –
Accrued distribution fees .................................................................... 400 6 21
Accrued service fees ........................................................................ 4 4 –
Accrued transfer agent fees ................................................................. 768 32 651
Accrued directors' expenses ................................................................. 7 – 2
Accrued professional fees ................................................................... 27 27 96
Accrued other expenses ..................................................................... 176 – 190
Cash overdraft ............................................................................... 1 – –
Payables:
Borrowing ............................................................................. 4,925 – –
Dividends and interest on securities sold short ....................................... – – 7
Foreign currency contracts ............................................................ – – 3
Fund shares redeemed ................................................................. 6,830 365 1,973
Investment securities purchased ...................................................... – 173,409 35,633
Options and swaptions contracts written  (premiums received $ 0 , $ 0 and $ 643 ) ..... – – 412
Short sales (proceeds received $ 0 , $ 0 and $ 3,932 ) ................................... – – 3,932
OTC swap agreements--at value (premiums received $ 0 , $ 0 and $ 0 ) ................ – – 9,123
Unrealized loss on unfunded commitments ........................................... – – 7
Variation margin on futures ........................................................... – – 5,844
Variation margin on swaps ............................................................ – – 81
Collateral obligation on securities loaned, at value ......................................... 19,814 11,019 17,752
Total Liabilities
36,995 185,126 78,014
Net Assets Applicable to Outstanding Shares ............................................
$ 8,598,475 $ 2,431,881 $ 3,808,910
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 7,120,823 $ 2,614,352 $ 4,136,269
Total distributable earnings (accumulated loss) .............................................
1,477,652 (182,471) (327,359)
Total Net Assets
$ 8,598,475 $ 2,431,881 $ 3,808,910

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Blue Chip Fund
Bond Market Index
Fund
Diversified Real Asset
Fund
(a)
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,300,000 710,000 1,775,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 886,259 N/A $ 104,274
Shares Issued and Outstanding ........................................................ 30,972 9,442
Net Asset Value per share ............................................................. $ 28 .61
(c)
$ 11 .04
(c)
Maximum Offering Price ..............................................................
$ 30 .28 $ 11 .47
Class C : Net Assets .......................................................................... $ 251,925 N/A N/A
Shares Issued and Outstanding ........................................................ 9,549
Net Asset Value per share .............................................................
$ 26 .38
(c)
Class J : Net Assets .......................................................................... $ 152,950 $ 30,952 N/A
Shares Issued and Outstanding ........................................................ 5,247 3,754
Net Asset Value per share .............................................................
$ 29 .15
(c)
$ 8 .24
(c)
Institutional : Net Assets ..................................................................... $ 2,363,700 $ 2,378,690 $ 2,165,194
Shares Issued and Outstanding ........................................................ 80,382 282,078 196,219
Net Asset Value per share .............................................................
$ 29 .41 $ 8 .43 $ 11 .03
R-1 : Net Assets .............................................................................. N/A $ 592 N/A
Shares Issued and Outstanding ........................................................ 71
Net Asset Value per share .............................................................
$ 8 .30
R-3 : Net Assets .............................................................................. $ 9,632 $ 8,420 $ 272
Shares Issued and Outstanding ........................................................ 338 1,021 25
Net Asset Value per share .............................................................
$ 28 .47 $ 8 .25 $ 10 .96
R-4 : Net Assets .............................................................................. $ 1,980 $ 3,262 N/A
Shares Issued and Outstanding ........................................................ 69 392
Net Asset Value per share .............................................................
$ 28 .83 $ 8 .33
R-5 : Net Assets .............................................................................. $ 8,859 $ 9,965 N/A
Shares Issued and Outstanding ........................................................ 304 1,202
Net Asset Value per share .............................................................
$ 29 .11 $ 8 .29
R-6 : Net Assets .............................................................................. $ 4,923,170 N/A $ 1,539,170
Shares Issued and Outstanding ........................................................ 166,625 139,542
Net Asset Value per share .............................................................
$ 29 .55 $ 11 .03
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(c)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts Edge MidCap Fund
Global Multi-Strategy
Fund
(a)
Global Sustainable
Listed Infrastructure
Fund
Investment in securities--at cost ..........................................................
$ 94,045 $ 353,475 $ 14,244
Investment in affiliated Funds--at cost ....................................................
$ 2,025 $ 77,832 $ 685
Foreign currency--at cost ..................................................................
$ – $ 644 $ 18
Assets
Investment in securities--at value  .......................................................... $ 94,485 $ 337,124 $ 14,262
Investment in affiliated Funds--at value ..................................................... 2,025 77,832 685
Foreign currency--at value .................................................................. – 644 19
Cash ......................................................................................... – 556 –
Deposits with counterparty .................................................................. – 44,578 –
Receivables:
Dividends and interest ................................................................. 162 2,425 34
Expense reimbursement from Manager ............................................... 5 51 5
Foreign currency contracts ........................................................... – 1,748 –
Fund shares sold ....................................................................... 208 387 49
Investment securities sold ............................................................. 121 4,818 167
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 ) ..................... – 5,056 –
Variation margin on futures ........................................................... – 331 –
Variation margin on swaps ............................................................ – 26 –
Prepaid expenses ............................................................................
– – 16
Total Assets   97,006 475,576 15,237
Liabilities
Accrued management and investment advisory fees ........................................ 49 484 9
Accrued distribution fees .................................................................... 3 7 –
Accrued transfer agent fees ................................................................. 16 33 –
Accrued directors' expenses ................................................................. 4 2 1
Accrued professional fees ................................................................... 17 121 14
Accrued other expenses ..................................................................... 10 69 –
Deposits from counterparty ................................................................. – 30 –
Payables:
Dividends and interest on securities sold short ....................................... – 43 –
Foreign currency contracts ............................................................ – 1,437 –
Fund shares redeemed ................................................................. 5,353 1,169 –
Investment securities purchased ...................................................... – 5,242 204
Options and swaptions contracts written  (premiums received $ 0 , $ 873 and $ 0 ) ..... – 490 –
Short sales (proceeds received $ 0 , $ 30,410 and $ 0 ) .................................. – 30,869 –
Variation margin on futures ........................................................... – 928 –
Variation margin on swaps ............................................................ – 45 –
Total Liabilities
5,452 40,969 228
Net Assets Applicable to Outstanding Shares ............................................
$ 91,554 $ 434,607 $ 15,009
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 89,661 $ 465,419 $ 14,730
Total distributable earnings (accumulated loss) .............................................
1,893 (30,812) 279
Total Net Assets
$ 91,554 $ 434,607 $ 15,009
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 300,000 1,750,000 200,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 16,678 $ 37,605 N/A
Shares Issued and Outstanding ........................................................ 1,506 3,726
Net Asset Value per share ............................................................. $ 11 .08
(b)
$ 10 .09
(b)
Maximum Offering Price ..............................................................
$ 11 .72 $ 10 .48
Institutional : Net Assets ..................................................................... $ 46,668 $ 327,859 $ 15,009
Shares Issued and Outstanding ........................................................ 4,179 31,957 1,427
Net Asset Value per share .............................................................
$ 11 .17 $ 10 .26 $ 10 .52
R-6 : Net Assets .............................................................................. $ 28,208 $ 69,143 N/A
Shares Issued and Outstanding ........................................................ 2,513 6,734
Net Asset Value per share .............................................................
$ 11 .22 $ 10 .27
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
International Equity
Index Fund
International Small
Company Fund
Opportunistic
Municipal Fund
Investment in securities--at cost ..........................................................
$ 885,898 $ 702,190 $ 134,808
Investment in affiliated Funds--at cost ....................................................
$ 7,106 $ 15,228 $ –
Assets
Investment in securities--at value  .......................................................... $ 1,014,455
(a)
$ 698,360
(a)
$ 122,773
Investment in affiliated Funds--at value ..................................................... 7,106 15,228 –
Cash ......................................................................................... – – 1,182
Deposits with counterparty .................................................................. 63 – –
Receivables:
Dividends and interest ................................................................. 4,089 2,203 1,582
Expense reimbursement from Manager ............................................... 23 8 7
Fund shares sold ....................................................................... 586 173 612
Investment securities sold ............................................................. 4,386 9,356 20
Other assets .................................................................................. – 1 –
Total Assets   1,030,708 725,329 126,176
Liabilities
Accrued management and investment advisory fees ........................................ 198 546 40
Accrued administrative service fees ........................................................ 1 – –
Accrued distribution fees .................................................................... 3 – 8
Accrued service fees ........................................................................ 7 – –
Accrued transfer agent fees ................................................................. 11 7 18
Accrued directors' expenses ................................................................. – 3 2
Accrued professional fees ................................................................... 61 32 30
Accrued other expenses ..................................................................... 182 78 10
Cash overdraft ............................................................................... 13 3,021 –
Payables:
Dividends payable ..................................................................... – – 388
Fund shares redeemed ................................................................. 558 119 131
Interest expense and fees payable ..................................................... – – 60
Investment securities purchased ...................................................... 4,308 3,272 1,158
Variation margin on futures ........................................................... 15 – –
Collateral obligation on securities loaned, at value ......................................... 12,365 11,526 –
Floating rate notes issued ...................................................................
– – 7,032
Total Liabilities
17,722 18,604 8,877
Net Assets Applicable to Outstanding Shares ............................................
$ 1,012,986 $ 706,725 $ 117,299
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 893,434 $ 761,621 $ 143,146
Total distributable earnings (accumulated loss) .............................................
119,552 (54,896) (25,847)
Total Net Assets
$ 1,012,986 $ 706,725 $ 117,299
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 650,000 300,000 300,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A N/A $ 42,199
Shares Issued and Outstanding ........................................................ 4,496
Net Asset Value per share ............................................................. $ 9 .39
(b)
Maximum Offering Price ..............................................................
$ 9 .76
Institutional : Net Assets ..................................................................... $ 49,637 $ 43,039 $ 75,100
Shares Issued and Outstanding ........................................................ 4,827 4,537 7,996
Net Asset Value per share .............................................................
$ 10 .28 $ 9 .49 $ 9 .39
R-1 : Net Assets .............................................................................. $ 368 N/A N/A
Shares Issued and Outstanding ........................................................ 37
Net Asset Value per share .............................................................
$ 9 .97
R-3 : Net Assets .............................................................................. $ 11,356 N/A N/A
Shares Issued and Outstanding ........................................................ 1,126
Net Asset Value per share .............................................................
$ 10 .09
R-4 : Net Assets .............................................................................. $ 9,324 N/A N/A
Shares Issued and Outstanding ........................................................ 914
Net Asset Value per share .............................................................
$ 10 .20
R-5 : Net Assets .............................................................................. $ 15,989 N/A N/A
Shares Issued and Outstanding ........................................................ 1,563
Net Asset Value per share .............................................................
$ 10 .23
R-6 : Net Assets .............................................................................. $ 926,312 $ 663,686 N/A
Shares Issued and Outstanding ........................................................ 89,980 69,541
Net Asset Value per share .............................................................
$ 10 .29 $ 9 .54
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Origin Emerging
Markets Fund
Small-MidCap
Dividend Income Fund
Small-MidCap Growth
Fund
Investment in securities--at cost ..........................................................
$ 2,740,152 $ 1,002,922 $ 7,329
Investment in affiliated Funds--at cost ....................................................
$ 52,535 $ 22,047 $ 325
Foreign currency--at cost ..................................................................
$ 308 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 2,425,002 $ 1,291,960 $ 8,078
(a)
Investment in affiliated Funds--at value ..................................................... 52,535 22,047 325
Foreign currency--at value .................................................................. 308 – –
Receivables:
Dividends and interest ................................................................. 7,753 2,020 3
Expense reimbursement from Manager ............................................... 6 15 3
Foreign tax refund ..................................................................... 973 – –
Fund shares sold ....................................................................... 379 2,227 –
Investment securities sold ............................................................. – – 80
Other assets .................................................................................. 1 – –
Prepaid expenses ............................................................................
– – 12
Total Assets   2,486,957 1,318,269 8,501
Liabilities
Accrued management and investment advisory fees ........................................ 1,869 798 5
Accrued distribution fees .................................................................... 1 61 –
Accrued transfer agent fees ................................................................. 27 90 –
Accrued directors' expenses ................................................................. 5 1 1
Accrued foreign tax ......................................................................... 4,365 – –
Accrued professional fees ................................................................... 19 22 19
Accrued other expenses ..................................................................... 257 20 –
Cash overdraft ............................................................................... 2 – –
Payables:
Fund shares redeemed ................................................................. 471 1,058 –
Collateral obligation on securities loaned, at value ......................................... – – 39
Total Liabilities
7,016 2,050 64
Net Assets Applicable to Outstanding Shares ............................................
$ 2,479,941 $ 1,316,219 $ 8,437
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 3,291,309 $ 1,026,026 $ 9,280
Total distributable earnings (accumulated loss) .............................................
(811,368) 290,193 (843)
Total Net Assets
$ 2,479,941 $ 1,316,219 $ 8,437
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 800,000 1,700,000 100,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 5,010 $ 153,723 N/A
Shares Issued and Outstanding ........................................................ 534 9,579
Net Asset Value per share ............................................................. $ 9 .38
(b)
$ 16 .05
(b)
Maximum Offering Price ..............................................................
$ 9 .93 $ 16 .98
Class C : Net Assets .......................................................................... N/A $ 38,352 N/A
Shares Issued and Outstanding ........................................................ 2,419
Net Asset Value per share .............................................................
$ 15 .86
(b)
Institutional : Net Assets ..................................................................... $ 88,039 $ 731,883 $ 8,437
Shares Issued and Outstanding ........................................................ 9,562 45,327 796
Net Asset Value per share .............................................................
$ 9 .21 $ 16 .15 $ 10 .60
R-6 : Net Assets .............................................................................. $ 2,386,892 $ 392,261 N/A
Shares Issued and Outstanding ........................................................ 259,017 24,163
Net Asset Value per share .............................................................
$ 9 .22 $ 16 .23
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Spectrum Preferred
and Capital Securities
Income Fund
Investment in securities--at cost ......................................................................................................................
$ 6,478,301
Investment in affiliated Funds--at cost ................................................................................................................
$ 89,255
Assets
Investment in securities--at value  ...................................................................................................................... $ 5,995,595
(a)
Investment in affiliated Funds--at value ................................................................................................................. 89,255
Deposits with counterparty .............................................................................................................................. 11,994
Receivables:
Dividends and interest ............................................................................................................................. 86,142
Expense reimbursement from Distributor ......................................................................................................... 1
Fund shares sold ................................................................................................................................... 15,616
Investment securities sold ......................................................................................................................... 9,263
Total Assets   6,207,866
Liabilities
Accrued management and investment advisory fees .................................................................................................... 3,252
Accrued administrative service fees .................................................................................................................... 1
Accrued distribution fees ................................................................................................................................ 282
Accrued service fees .................................................................................................................................... 2
Accrued transfer agent fees ............................................................................................................................. 771
Accrued chief compliance officer fees .................................................................................................................. 1
Accrued directors' expenses ............................................................................................................................. 5
Accrued professional fees ............................................................................................................................... 38
Accrued other expenses ................................................................................................................................. 62
Payables:
Fund shares redeemed ............................................................................................................................. 52,106
Investment securities purchased .................................................................................................................. 39,836
Variation margin on futures ....................................................................................................................... 201
Collateral obligation on securities loaned, at value ..................................................................................................... 103,820
Total Liabilities
200,377
Net Assets Applicable to Outstanding Shares ........................................................................................................
$ 6,007,489
Net Assets Consist of:
Capital shares and additional paid-in-capital ........................................................................................................... $ 6,642,066
Total distributable earnings (accumulated loss) .........................................................................................................
(634,577)
Total Net Assets
$ 6,007,489

Statements of Assets and Liabilities
Principal Funds, Inc.
February 28, 2023 (unaudited)

See accompanying notes.
Amounts in thousands, except per share amounts
Spectrum Preferred
and Capital Securities
Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized ........................................................................................................................................ 2,500,000
Net Asset Value Per Share:
Class A: Net Assets ...................................................................................................................................... $ 753,100
Shares Issued and Outstanding .................................................................................................................... 83,064
Net Asset Value per share ......................................................................................................................... $ 9.07
(b)
Maximum Offering Price ..........................................................................................................................
$ 9.42
Class C: Net Assets ...................................................................................................................................... $ 166,977
Shares Issued and Outstanding .................................................................................................................... 18,421
Net Asset Value per share .........................................................................................................................
$ 9.06
(b)
Class J: Net Assets ...................................................................................................................................... $ 35,596
Shares Issued and Outstanding .................................................................................................................... 4,062
Net Asset Value per share .........................................................................................................................
$ 8.76
(b)
Institutional: Net Assets ................................................................................................................................. $ 3,883,154
Shares Issued and Outstanding .................................................................................................................... 432,005
Net Asset Value per share .........................................................................................................................
$ 8.99
R-1: Net Assets .......................................................................................................................................... $ 487
Shares Issued and Outstanding .................................................................................................................... 54
Net Asset Value per share .........................................................................................................................
$ 8.94
R-3: Net Assets .......................................................................................................................................... $ 7,115
Shares Issued and Outstanding .................................................................................................................... 798
Net Asset Value per share .........................................................................................................................
$ 8.91
R-4 : Net Assets .......................................................................................................................................... $ 940
Shares Issued and Outstanding .................................................................................................................... 106
Net Asset Value per share .........................................................................................................................
$ 8.89
R-5: Net Assets .......................................................................................................................................... $ 2,282
Shares Issued and Outstanding .................................................................................................................... 255
Net Asset Value per share .........................................................................................................................
$ 8.94
R-6: Net Assets .......................................................................................................................................... $ 1,157,838
Shares Issued and Outstanding .................................................................................................................... 128,863
Net Asset Value per share .........................................................................................................................
$ 8.98
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2023 (unaudited)

See accompanying notes.
Amounts in thousands Blue Chip Fund
Bond Market Index
Fund
Diversified Real
Asset Fund
(a),(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 535 $ 3,531 $ 1,823
Dividends ......................................................................................... 30,734 270 39,698
Withholding tax .................................................................................. (336) – (1,710)
Interest ............................................................................................ 18 36,946 22,114
Securities lending - net ...........................................................................
2 59 89
Total Income 30,953 40,806 62,014
Expenses:
Management and investment advisory fees ...................................................... 24,639 1,630 15,949
Distribution f ees - Class A ....................................................................... 1,016 N/A 147
Distribution f ees - Class C ....................................................................... 1,280 N/A N/A
Distribution f ees - Class J ........................................................................ 111 23 N/A
Distribution f ees - R-1 ........................................................................... N/A 1 N/A
Distribution f ees - R-3 ........................................................................... 12 10 –
Distribution f ees - R-4 ........................................................................... 1 1 N/A
Administrative service fees - R-1 ................................................................ N/A 1 N/A
Administrative service fees - R-3 ................................................................ 3 3 –
Administrative service fees - R-5 ................................................................ – 1 –
Registration fees - Class A ....................................................................... 46 N/A 27
Registration fees - Class C ....................................................................... 11 N/A N/A
Registration fees - Class J ........................................................................ 10 8 N/A
Registration fees - Institutional .................................................................. 65 15 62
Registration fees - R-6 ........................................................................... 14 N/A 8
Service fees - R-1 ................................................................................ N/A 1 N/A
Service fees - R-3 ................................................................................ 12 10 –
Service fees - R-4 ................................................................................ 3 3 N/A
Service fees - R-5 ................................................................................ 10 12 –
Shareholder reports - Class A .................................................................... 40 N/A 17
Shareholder reports - Class C .................................................................... 9 N/A N/A
Shareholder reports - Class J ..................................................................... 1 1 N/A
Shareholder reports - Institutional ............................................................... 72 2 103
Shareholder reports - R-6 ........................................................................ 4 N/A 7
Transfer agent fees - Class A ..................................................................... 455 N/A 96
Transfer agent fees - Class C ..................................................................... 129 N/A N/A
Transfer agent fees - Class J ..................................................................... 59 30 N/A
Transfer agent fees - Institutional ................................................................ 1,146 41 1,154
Chief compliance officer expenses ............................................................... 2 – 1
Custodian fees .................................................................................... 3 16 130
Directors' expenses ............................................................................... 95 17 48
Professional fees ................................................................................. 18 18 76
Other expenses ................................................................................... 86 5 61
Total Gross Expenses 29,352 1,849 17,886
Less: Reimbursement from Manager ............................................................ 1,250 175 685
Less: Reimbursement from Manager - Class A .................................................. – N/A 34
Less: Reimbursement from Manager - Institutional ............................................. 188 – 610
Less: Reimbursement from Distributor - Class J ................................................ 15 3 N/A
Total Net Expenses 27,899 1,671 16,557
Net Investment Income (Loss) 3,054 39,135 45,457

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2023 (unaudited)

See accompanying notes.
Amounts in thousands Blue Chip Fund
Bond Market Index
Fund
Diversified Real
Asset Fund
(a),(b)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... (111,871) (22,789) (26,897)
Foreign currency contracts ....................................................................... – – (18)
Foreign currency transactions .................................................................... – – (475)
Futures contracts ................................................................................. – – (66,134)
Options and swaptions ........................................................................... – – (12)
Short sales ........................................................................................ – – (17)
Swap agreements ................................................................................. – – (22,869)
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... (41,544) (63,688) (65,186)
Foreign currency contracts ....................................................................... – – (16)
Futures contracts ................................................................................. – – 8,433
Options and swaptions ........................................................................... – – 257
Swap agreements ................................................................................. – – (8,898)
Translation of assets and liabilities in foreign currencies ........................................ – – 187
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements (153,415) (86,477) (181,645)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (150,361) $ (47,342) $ (136,188)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Class R-5 shares discontinued operations and converted to Class R-6 shares on January 13, 2023.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2023 (unaudited)

See accompanying notes.
Amounts in thousands Edge MidCap Fund
Global Multi-
Strategy Fund
(a)
Global Sustainable
Listed Infrastructure
Fund
(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 37 $ 1,544 $ 11
Dividends ......................................................................................... 967 2,144 145
Withholding tax .................................................................................. – (53) (8)
Interest ............................................................................................ – 5,794 –
Total Income 1,004 9,429 148
Expenses:
Management and investment advisory fees ...................................................... 343 3,501 36
Distribution f ees - Class A ....................................................................... 21 48 N/A
Registration fees - Class A ....................................................................... 8 8 N/A
Registration fees - Institutional .................................................................. 9 12 14
Registration fees - R-6 ........................................................................... 9 9 N/A
Shareholder reports - Class A .................................................................... 1 3 N/A
Shareholder reports - Institutional ............................................................... 4 32 –
Transfer agent fees - Class A ..................................................................... 18 25 N/A
Transfer agent fees - Institutional ................................................................ 26 161 –
Custodian fees .................................................................................... 1 88 2
Directors' expenses ............................................................................... 5 7 1
Dividends and interest on securities sold short .................................................. – 306 –
Professional fees ................................................................................. 12 99 14
Short sale fees .................................................................................... – 205 –
Other expenses ................................................................................... 6 18 1
Total Gross Expenses 463 4,522 68
Less: Reimbursement from Manager ............................................................ 17 62 –
Less: Reimbursement from Manager - Class A .................................................. 14 – N/A
Less: Reimbursement from Manager - Institutional ............................................. 18 252 26
Less: Reimbursement from Manager - R-6 ...................................................... 13 36 N/A
Total Net Expenses 401 4,172 42
Net Investment Income (Loss) 603 5,257 106
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements
Net realized gain (loss) from:
Investment transactions .......................................................................... 1,250 (11,219) 283
Foreign currency contracts ....................................................................... – 2,708 –
Foreign currency transactions .................................................................... (1) 72 (5)
Futures contracts ................................................................................. – (2,116) –
Options and swaptions ........................................................................... – 536 –
Short sales ........................................................................................ – 1,794 –
Swap agreements ................................................................................. – 2,747 –
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... 4,866 18,912 18
Foreign currency contracts ....................................................................... – (2,507) –
Futures contracts ................................................................................. – 1,735 –
Options and swaptions ........................................................................... – 312 –
Short sales ........................................................................................ – (5,071) –
Swap agreements ................................................................................. – (3,044) –
Translation of assets and liabilities in foreign currencies ........................................ – 23 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions, short sales and swap agreements 6,115 4,882 296
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 6,718 $ 10,139 $ 402
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Period from September 22, 2022, date operations commenced, through February 28, 2023.

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
International Equity
Index Fund
International Small
Company Fund
Opportunistic
Municipal Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 31 $ 156 $ –
Dividends ......................................................................................... 10,744 7,057 2
Withholding tax .................................................................................. (735) (532) –
Interest ............................................................................................ 8 2 3,182
Securities lending - net ...........................................................................
49 29 –
Total Income 10,097 6,712 3,184
Expenses:
Management and investment advisory fees ...................................................... 1,235 3,373 290
Distribution f ees - Class A ....................................................................... N/A N/A 55
Distribution f ees - R-1 ........................................................................... 1 N/A N/A
Distribution f ees - R-3 ........................................................................... 13 N/A N/A
Distribution f ees - R-4 ........................................................................... 4 N/A N/A
Administrative service fees - R-1 ................................................................ 1 N/A N/A
Administrative service fees - R-3 ................................................................ 4 N/A N/A
Administrative service fees - R-4 ................................................................ 1 N/A N/A
Administrative service fees - R-5 ................................................................ 1 N/A N/A
Registration fees - Class A ....................................................................... N/A N/A 11
Registration fees - Institutional .................................................................. 8 9 13
Registration fees - R-6 ........................................................................... 10 10 N/A
Service fees - R-3 ................................................................................ 13 N/A N/A
Service fees - R-4 ................................................................................ 11 N/A N/A
Service fees - R-5 ................................................................................ 18 N/A N/A
Shareholder reports - Institutional ............................................................... 3 3 1
Transfer agent fees - Class A ..................................................................... N/A N/A 21
Transfer agent fees - Institutional ................................................................ 18 11 38
Custodian fees .................................................................................... 84 125 1
Directors' expenses ............................................................................... 11 10 3
Index license fees ................................................................................ 149 – –
Interest expense and fees ......................................................................... – – 118
Professional fees ................................................................................. 48 21 22
Other expenses ................................................................................... 85 7 3
Total Gross Expenses 1,718 3,569 576
Less: Reimbursement from Manager ............................................................ – – 25
Less: Reimbursement from Manager - Class A .................................................. N/A N/A 10
Less: Reimbursement from Manager - Institutional ............................................. 29 12 23
Less: Reimbursement from Manager - R-6 ...................................................... 101 40 N/A
Total Net Expenses 1,588 3,517 518
Net Investment Income (Loss) 8,509 3,195 2,666
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions .......................................................................... 10,321 (21,887) (4,046)
Foreign currency transactions .................................................................... (121) 25 –
Futures contracts ................................................................................. 147 – –
Net change in unrealized appreciation/(depreciation) of:
Investments ....................................................................................... 103,376 72,429 (1,838)
Futures contracts ................................................................................. 86 – –
Translation of assets and liabilities in foreign currencies ........................................ 185 67 –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 113,994 50,634 (5,884)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 122,503 $ 53,829 $ (3,218)

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
Origin Emerging
Markets Fund
Small-MidCap
Dividend Income
Fund
Small-MidCap
Growth Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds .................................................................. $ 940 $ 419 $ 6
Dividends ......................................................................................... 28,748 13,462 12
Withholding tax .................................................................................. (3,785) (42) –
Interest ............................................................................................ 19 4 –
Securities lending - net ...........................................................................
85 – –
Total Income 26,007 13,843 18
Expenses:
Management and investment advisory fees ...................................................... 11,432 4,091 29
Distribution f ees - Class A ....................................................................... 6 180 N/A
Distribution f ees - Class C ....................................................................... N/A 206 N/A
Registration fees - Class A ....................................................................... 9 11 N/A
Registration fees - Class C ....................................................................... N/A 8 N/A
Registration fees - Institutional .................................................................. 15 12 9
Registration fees - R-6 ........................................................................... 10 8 N/A
Shareholder reports - Class A .................................................................... – 5 N/A
Shareholder reports - Class C .................................................................... N/A 2 N/A
Shareholder reports - Institutional ............................................................... 14 20 –
Transfer agent fees - Class A ..................................................................... 9 82 N/A
Transfer agent fees - Class C ..................................................................... N/A 32 N/A
Transfer agent fees - Institutional ................................................................ 53 299 –
Chief compliance officer expenses ............................................................... 1 – –
Custodian fees .................................................................................... 437 3 1
Directors' expenses ............................................................................... 30 12 1
Professional fees ................................................................................. 28 13 12
Other expenses ................................................................................... 19 7 1
Total Gross Expenses 12,063 4,991 53
Less: Reimbursement from Manager - Class A .................................................. 13 36 N/A
Less: Reimbursement from Manager - Class C .................................................. N/A 25 N/A
Less: Reimbursement from Manager - Institutional ............................................. 28 96 19
Total Net Expenses 12,022 4,834 34
Net Investment Income (Loss) 13,985 9,009 (16)
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 173 , $ 0 and $ 0 , respectively) ................ (263,045) 12,044 (426)
Foreign currency transactions .................................................................... (58) 2 –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ (832) , $ 0 and $ 0 , respectively) ........................... 208,399 44,598 160
Translation of assets and liabilities in foreign currencies ........................................ 61 – –
Net Realized and Unrealized Gain (Loss) on investments and foreign currencies (54,643) 56,644 (266)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ (40,658) $ 65,653 $ (282)

Statements of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2023 (unaudited)

See accompanying notes.
Amounts in thousands
Spectrum Preferred
and Capital
Securities Income
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ....................................................................................................................... $ 721
Dividends .............................................................................................................................................. 17,036
Interest ................................................................................................................................................. 146,598
Securities lending - net ................................................................................................................................
303
Total Income 164,658
Expenses:
Management and investment advisory fees ........................................................................................................... 20,618
Distribution f ees - Class A ............................................................................................................................ 942
Distribution f ees - Class C ............................................................................................................................ 835
Distribution f ees - Class J ............................................................................................................................. 26
Distribution f ees - R-1 ................................................................................................................................ 1
Distribution f ees - R-3 ................................................................................................................................ 9
Administrative service fees - R-1 ..................................................................................................................... 1
Administrative service fees - R-3 ..................................................................................................................... 3
Registration fees - Class A ............................................................................................................................ 21
Registration fees - Class C ............................................................................................................................ 9
Registration fees - Class J ............................................................................................................................. 8
Registration fees - Institutional ....................................................................................................................... 88
Registration fees - R-6 ................................................................................................................................ 8
Service fees - R-1 ..................................................................................................................................... 1
Service fees - R-3 ..................................................................................................................................... 9
Service fees - R-4 ..................................................................................................................................... 1
Service fees - R-5 ..................................................................................................................................... 3
Shareholder reports - Class A ......................................................................................................................... 17
Shareholder reports - Class C ......................................................................................................................... 5
Shareholder reports - Class J .......................................................................................................................... 1
Shareholder reports - Institutional .................................................................................................................... 92
Shareholder reports - R-6 ............................................................................................................................. 1
Transfer agent fees - Class A .......................................................................................................................... 324
Transfer agent fees - Class C .......................................................................................................................... 77
Transfer agent fees - Class J .......................................................................................................................... 25
Transfer agent fees - Institutional ..................................................................................................................... 1,752
Chief compliance officer expenses .................................................................................................................... 2
Custodian fees ......................................................................................................................................... 26
Directors' expenses .................................................................................................................................... 70
Professional fees ...................................................................................................................................... 24
Other expenses ........................................................................................................................................ 73
Total Gross Expenses 25,072
Less: Reimbursement from Distributor - Class J ..................................................................................................... 3
Total Net Expenses 25,069
Net Investment Income (Loss) 139,589
Net Realized and Unrealized Gain (Loss) on investments, futures and options and swaptions
Net realized gain (loss) from:
Investment transactions ............................................................................................................................... (45,642)
Futures contracts ...................................................................................................................................... (1,486)
Options and swaptions ................................................................................................................................ 3,923
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................................................................ 26,112
Futures contracts ...................................................................................................................................... (2,870)
Options and swaptions ................................................................................................................................ (37)
Net Realized and Unrealized Gain (Loss) on investments, futures and options and swaptions (20,000)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 119,589

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Blue Chip Fund
Period Ended
February 28,
2023
Year Ended
August 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 3,054 $ (6,854)
Net realized gain (loss) on investments ................................................................................................ (111,871) 164,417
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(41,544) (3,112,210)
Net Increase (Decrease) in Net Assets Resulting from Operations (150,361) (2,954,647)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (57,147) (707,526)
Total Dividends and Distributions (57,147) (707,526)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
94,918 1,310,811
Total Increase (Decrease) in Net Assets (112,590) (2,351,362)
Net Assets
Beginning of period ....................................................................................................................
8,711,065 11,062,427
End of period ..........................................................................................................................
$ 8,598,475 $ 8,711,065
Class A Class C Class J Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 28, 2023
Dollars:
Sold ................................ $ 274,462 $ 12,286 $ 14,140 $ 437,722 $ 1,302 $ 484 $ 2,002 $ 339,449
Reinvested ........................... 5,338 1,883 1,022 15,210 73 18 53 32,338
Redeemed ............................
(225,152) (30,457) (14,496) (495,183) (2,449) (908) (964) (273,255)
Net Increase (Decrease)
$ 54,648 $ (16,288) $ 666 $ (42,251) $ (1,074) $ (406) $ 1,091 $ 98,532
Shares:
Sold ................................ 9,988 470 486 14,943 45 18 70 11,816
Reinvested ........................... 185 71 35 514 3 1 2 1,089
Redeemed ............................
(8,177) (1,178) (507) (17,199) (88) (32) (35) (9,386)
Net Increase (Decrease)
1,996 (637) 14 (1,742) (40) (13) 37 3,519
Year Ended August 31, 2022
Dollars:
Sold ................................ $ 807,570 $ 51,978 $ 49,558 $ 1,267,920 $ 8,023 $ 1,964 $ 8,101 $ 1,269,219
Reinvested ........................... 73,802 26,887 14,404 194,441 884 364 791 378,787
Redeemed ............................
(770,601) (76,770) (55,089) (1,050,923) (4,754) (3,883) (8,787) (873,075)
Net Increase (Decrease)
$ 110,771 $ 2,095 $ 8,873 $ 411,438 $ 4,153 $ (1,555) $ 105 $ 774,931
Shares:
Sold ................................ 24,212 1,532 1,319 35,987 226 50 228 36,892
Reinvested ........................... 1,862 729 357 4,790 22 9 20 9,300
Redeemed ............................
(23,482) (2,391) (1,577) (30,861) (134) (107) (268) (23,630)
Net Increase (Decrease)
2,592 (130) 99 9,916 114 (48) (20) 22,562
Dividends and Distributions to Shareholders:
Period Ended February 28, 2023
From net investment income and net realized gain
on investments ......................... $ (5,419) $ (1,962) $ (1,024) $ (15,841) $ (73) $ (18) $ (53) $ (32,757)
Total Dividends and Distributions
$ (5,419) $ (1,962) $ (1,024) $ (15,841) $ (73) $ (18) $ (53) $ (32,757)
Year Ended August 31, 2022
From net investment income and net realized gain
on investments ......................... $ (75,167) $ (28,072) $ (14,420) $ (204,612) $ (884) $ (364) $ (791) $ (383,216)
Total Dividends and Distributions
$ (75,167) $ (28,072) $ (14,420) $ (204,612) $ (884) $ (364) $ (791) $ (383,216)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Bond Market Index Fund
Period Ended
February 28,
2023
Year Ended
August 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 39,135 $ 18,388
Net realized gain (loss) on investments ................................................................................................ (22,789) (13,307)
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(63,688) (129,982)
Net Increase (Decrease) in Net Assets Resulting from Operations (47,342) (124,901)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (38,726) (17,934)
Total Dividends and Distributions (38,726) (17,934)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
604,958 1,157,471
Total Increase (Decrease) in Net Assets 518,890 1,014,636
Net Assets
Beginning of period ....................................................................................................................
1,912,991 898,355
End of period ..........................................................................................................................
$ 2,431,881 $ 1,912,991
Class J Institutional R-1 R-3 R-4 R-5
Capital Share Transactions:
Period Ended February 28, 2023
Dollars:
Sold ..................................................... $ 4,153 $ 643,662 $ 51 $ 1,366 $ 1,340 $ 985
Reinvested ................................................ 389 38,078 4 84 32 139
Redeemed .................................................
(4,554) (77,865) (288) (778) (594) (1,246)
Net Increase (Decrease)
$ (12) $ 603,875 $ (233) $ 672 $ 778 $ (122)
Shares:
Sold ..................................................... 500 74,732 6 163 157 117
Reinvested ................................................ 47 4,480 – 10 4 17
Redeemed .................................................
(553) (9,106) (34) (94) (71) (148)
Net Increase (Decrease)
(6) 70,106 (28) 79 90 (14)
Year Ended August 31, 2022
Dollars:
Sold ..................................................... $ 12,574 $ 1,328,710 $ 152 $ 2,492 $ 1,107 $ 3,027
Reinvested ................................................ 609 16,869 12 146 58 240
Redeemed .................................................
(12,302) (183,631) (321) (4,450) (2,213) (5,608)
Net Increase (Decrease)
$ 881 $ 1,161,948 $ (157) $ (1,812) $ (1,048) $ (2,341)
Shares:
Sold ..................................................... 1,374 147,636 17 267 119 323
Reinvested ................................................ 63 1,713 1 15 6 25
Redeemed .................................................
(1,344) (19,486) (35) (482) (234) (598)
Net Increase (Decrease)
93 129,863 (17) (200) (109) (250)
Dividends and Distributions to Shareholders:
Period Ended February 28, 2023
From net investment income and net realized gain on investments ......... $ (389) $ (38,078) $ (4) $ (84) $ (32) $ (139)
Total Dividends and Distributions
$ (389) $ (38,078) $ (4) $ (84) $ (32) $ (139)
Year Ended August 31, 2022
From net investment income and net realized gain on investments ......... $ (609) $ (16,869) $ (12) $ (146) $ (58) $ (240)
Total Dividends and Distributions
$ (609) $ (16,869) $ (12) $ (146) $ (58) $ (240)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Diversified Real Asset Fund
(a)
Period Ended
February 28,
2023
Year Ended
August 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 45,457 $ 119,902
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ...... (116,422) 404,457
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions and swap agreements .......................................................................................................................
(65,223) (492,871)
Net Increase (Decrease) in Net Assets Resulting from Operations (136,188) 31,488
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (439,671) (326,365)
Total Dividends and Distributions (439,671) (326,365)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(243,773) 539,566
Total Increase (Decrease) in Net Assets (819,632) 244,689
Net Assets
Beginning of period ....................................................................................................................
4,628,542 4,383,853
End of period ..........................................................................................................................
$ 3,808,910 $ 4,628,542
Class A Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 28, 2023
(b)
Dollars:
Sold ..................................................... $ 12,778 $ 365,429 $ 33 N/A $ 6 $ 192,117
Reinvested ................................................ 11,407 231,021 29 N/A 8 177,174
Redeemed .................................................
(52,185) (732,993) (26) N/A (78) (448,493)
Net Increase (Decrease)
$ (28,000) $ (136,543) $ 36 N/A $ (64) $ (79,202)
Shares:
Sold ..................................................... 1,098 31,510 2 N/A – 15,781
Reinvested ................................................ 1,003 20,378 3 N/A 1 15,630
Redeemed .................................................
(4,453) (61,863) (2) N/A (7) (37,524)
Net Increase (Decrease)
(2,352) (9,975) 3 N/A (6) (6,113)
Year Ended August 31, 2022
(c)
Dollars:
Sold ..................................................... $ 97,318 $ 1,245,535 $ 68 – $ 36 $ 636,787
Reinvested ................................................ 6,202 151,580 17 1 4 157,486
Redeemed .................................................
(28,614) (697,978) (19) (14) (1) (1,028,842)
Net Increase (Decrease)
$ 74,906 $ 699,137 $ 66 $ (13) $ 39 $ (234,569)
Shares:
Sold ..................................................... 7,266 93,023 6 – 3 47,624
Reinvested ................................................ 474 11,596 1 – – 12,056
Redeemed .................................................
(2,152) (52,578) (2) (1) – (77,567)
Net Increase (Decrease)
5,588 52,041 5 (1) 3 (17,887)
Dividends and Distributions to Shareholders:
Period Ended February 28, 2023
(b)
From net investment income and net realized gain on investments ......... $ (12,173) $ (247,092) $ (29) $ N/A $ (8) $ (180,369)
Total Dividends and Distributions
$ (12,173) $ (247,092) $ (29) $ N/A $ (8) $ (180,369)
Year Ended August 31, 2022
(c)
From net investment income and net realized gain on investments ......... $ (6,684) $ (160,097) $ (17) $ (1) $ (4) $ (159,562)
Total Dividends and Distributions
$ (6,684) $ (160,097) $ (17) $ (1) $ (4) $ (159,562)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(b)
Class R-5 shares discontinued operations and converted to Class R-6 shares on January 13, 2023.
(c)
Class R-4 shares discontinued operations on June 24, 2022.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Edge MidCap Fund
Period Ended
February 28,
2023
Year Ended
August 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 603 $ 3,769
Net realized gain (loss) on investments and foreign currencies ....................................................................... 1,249 105,749
Net change in unrealized appreciation/(depreciation) of investments .................................................................
4,866 (169,018)
Net Increase (Decrease) in Net Assets Resulting from Operations 6,718 (59,500)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (12,416) (140,225)
Total Dividends and Distributions (12,416) (140,225)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(13,763) (274,258)
Total Increase (Decrease) in Net Assets (19,461) (473,983)
Net Assets
Beginning of period ....................................................................................................................
111,015 584,998
End of period ..........................................................................................................................
$ 91,554 $ 111,015
Class A Institutional R-6
Capital Share Transactions:
Period Ended February 28, 2023
Dollars:
Sold ..................................................................................... $ 2,415 $ 12,785 $ 1,572
Reinvested ................................................................................ 2,232 6,105 1,954
Redeemed .................................................................................
(3,400) (30,923) (6,503)
Net Increase (Decrease)
$ 1,247 $ (12,033) $ (2,977)
Shares:
Sold ..................................................................................... 209 1,111 136
Reinvested ................................................................................ 208 563 179
Redeemed .................................................................................
(297) (2,567) (554)
Net Increase (Decrease)
120 (893) (239)
Year Ended August 31, 2022
Dollars:
Sold ..................................................................................... $ 5,438 $ 28,271 $ 22,219
Reinvested ................................................................................ 5,392 20,070 105,996
Redeemed .................................................................................
(7,314) (68,826) (385,504)
Net Increase (Decrease)
$ 3,516 $ (20,485) $ (257,289)
Shares:
Sold ..................................................................................... 368 2,024 1,464
Reinvested ................................................................................ 388 1,430 7,510
Redeemed .................................................................................
(511) (4,407) (30,240)
Net Increase (Decrease)
245 (953) (21,266)
Dividends and Distributions to Shareholders:
Period Ended February 28, 2023
From net investment income and net realized gain on investments ......................................... $ (2,232) $ (6,177) $ (4,007)
Total Dividends and Distributions
$ (2,232) $ (6,177) $ (4,007)
Year Ended August 31, 2022
From net investment income and net realized gain on investments ......................................... $ (5,394) $ (20,450) $ (114,381)
Total Dividends and Distributions
$ (5,394) $ (20,450) $ (114,381)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Global Multi-Strategy Fund
(a)
Period Ended
February 28,
2023
Year Ended
August 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 5,257 $ 4,469
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions , short sales and swap agreements ...... (5,478) 34,312
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions , short sales and swap agreements .......................................................................................................
10,360 (50,305)
Net Increase (Decrease) in Net Assets Resulting from Operations 10,139 (11,524)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (49,293) (21,550)
Total Dividends and Distributions (49,293) (21,550)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(5,858) (51,009)
Total Increase (Decrease) in Net Assets (45,012) (84,083)
Net Assets
Beginning of period ....................................................................................................................
479,619 563,702
End of period ..........................................................................................................................
$ 434,607 $ 479,619
Class A Institutional R-6
Capital Share Transactions:
Period Ended February 28, 2023
Dollars:
Sold ..................................................................................... $ 4,391 $ 60,263 $ 18,255
Reinvested ................................................................................ 3,628 29,922 2,209
Redeemed .................................................................................
(5,259) (98,372) (20,895)
Net Increase (Decrease)
$ 2,760 $ (8,187) $ (431)
Shares:
Sold ..................................................................................... 412 5,569 1,675
Reinvested ................................................................................ 356 2,890 213
Redeemed .................................................................................
(501) (8,954) (1,953)
Net Increase (Decrease)
267 (495) (65)
Year Ended August 31, 2022
Dollars:
Sold ..................................................................................... $ 7,764 $ 143,357 $ 25,590
Reinvested ................................................................................ 1,140 11,318 643
Redeemed .................................................................................
(7,733) (119,042) (114,046)
Net Increase (Decrease)
$ 1,171 $ 35,633 $ (87,813)
Shares:
Sold ..................................................................................... 683 12,421 2,194
Reinvested ................................................................................ 101 987 56
Redeemed .................................................................................
(679) (10,308) (9,915)
Net Increase (Decrease)
105 3,100 (7,665)
Dividends and Distributions to Shareholders:
Period Ended February 28, 2023
From net investment income and net realized gain on investments ......................................... $ (4,216) $ (36,388) $ (8,689)
Total Dividends and Distributions
$ (4,216) $ (36,388) $ (8,689)
Year Ended August 31, 2022
From net investment income and net realized gain on investments ......................................... $ (1,345) $ (13,625) $ (6,580)
Total Dividends and Distributions
$ (1,345) $ (13,625) $ (6,580)
(a)
Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Global Sustainable Listed Infrastructure
Fund
Period Ended
February 28,
2023
(a)
Operations
Net investment income (loss) .................................................................................................................................. $ 106
Net realized gain (loss) on investments and foreign currencies ............................................................................................... 278
Net change in unrealized appreciation/(depreciation) of investments .........................................................................................
18
Net Increase (Decrease) in Net Assets Resulting from Operations 402
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ........................................................................................... (123)
Total Dividends and Distributions (123)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..........................................................................................................
14,730
Total Increase (Decrease) in Net Assets 15,009
Net Assets
Beginning of period ............................................................................................................................................
–
End of period ..................................................................................................................................................
$ 15,009
Institutional
Capital Share Transactions:
Period Ended February 28, 2023
(a)
Dollars:
Sold .......................................................................................................... $ 14,607
Reinvested ..................................................................................................... 123
Net Increase (Decrease)
$ 14,730
Shares:
Sold .......................................................................................................... 1,415
Reinvested ..................................................................................................... 12
Redeemed ......................................................................................................
–
Net Increase (Decrease)
1,427
Dividends and Distributions to Shareholders:
Period Ended February 28, 2023
(a)
From net investment income and net realized gain on investments .............................................................. $ (123)
Total Dividends and Distributions
$ (123)
(a)
Period from September 22, 2022, date operations commenced, through February 28, 2023.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands International Equity Index Fund
Period Ended
February 28,
2023
Year Ended
August 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 8,509 $ 34,722
Net realized gain (loss) on investments , foreign currencies and futures ............................................................... 10,347 (6,578)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures ................................
103,647 (273,860)
Net Increase (Decrease) in Net Assets Resulting from Operations 122,503 (245,716)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (27,481) (61,068)
Total Dividends and Distributions (27,481) (61,068)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(68,036) 44,704
Total Increase (Decrease) in Net Assets 26,986 (262,080)
Net Assets
Beginning of period ....................................................................................................................
986,000 1,248,080
End of period ..........................................................................................................................
$ 1,012,986 $ 986,000
Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 28, 2023
Dollars:
Sold ..................................................... $ 7,162 $ 12 $ 1,190 $ 939 $ 2,709 $ 58,384
Reinvested ................................................ 1,269 6 233 211 360 25,402
Redeemed .................................................
(4,025) (8) (1,721) (1,018) (1,664) (157,477)
Net Increase (Decrease)
$ 4,406 $ 10 $ (298) $ 132 $ 1,405 $ (73,691)
Shares:
Sold ..................................................... 736 – 124 98 285 6,222
Reinvested ................................................ 131 1 24 22 37 2,613
Redeemed .................................................
(409) (1) (185) (105) (168) (15,943)
Net Increase (Decrease)
458 – (37) 15 154 (7,108)
Year Ended August 31, 2022
Dollars:
Sold ..................................................... $ 16,138 $ 43 $ 2,821 $ 3,578 $ 3,817 $ 152,932
Reinvested ................................................ 2,602 19 715 478 803 56,451
Redeemed .................................................
(14,831) (118) (5,830) (3,591) (5,987) (165,336)
Net Increase (Decrease)
$ 3,909 $ (56) $ (2,294) $ 465 $ (1,367) $ 44,047
Shares:
Sold ..................................................... 1,467 4 261 335 347 14,176
Reinvested ................................................ 221 2 62 41 69 4,808
Redeemed .................................................
(1,374) (11) (537) (333) (539) (14,767)
Net Increase (Decrease)
314 (5) (214) 43 (123) 4,217
Dividends and Distributions to Shareholders:
Period Ended February 28, 2023
From net investment income and net realized gain on investments ......... $ (1,269) $ (6) $ (233) $ (211) $ (360) $ (25,402)
Total Dividends and Distributions
$ (1,269) $ (6) $ (233) $ (211) $ (360) $ (25,402)
Year Ended August 31, 2022
From net investment income and net realized gain on investments ......... $ (2,602) $ (19) $ (715) $ (478) $ (803) $ (56,451)
Total Dividends and Distributions
$ (2,602) $ (19) $ (715) $ (478) $ (803) $ (56,451)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands International Small Company Fund
Period Ended
February 28,
2023
Year Ended
August 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 3,195 $ 18,985
Net realized gain (loss) on investments and foreign currencies ....................................................................... (21,862) 1,985
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
72,496 (324,668)
Net Increase (Decrease) in Net Assets Resulting from Operations 53,829 (303,698)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (8,570) (99,426)
Total Dividends and Distributions (8,570) (99,426)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(43,183) (73,753)
Total Increase (Decrease) in Net Assets 2,076 (476,877)
Net Assets
Beginning of period ....................................................................................................................
704,649 1,181,526
End of period ..........................................................................................................................
$ 706,725 $ 704,649
Institutional R-6
Capital Share Transactions:
Period Ended February 28, 2023
Dollars:
Sold ............................................................................................... $ 11,138 $ 48,972
Reinvested .......................................................................................... 498 8,072
Redeemed ...........................................................................................
(20,869) (90,994)
Net Increase (Decrease)
$ (9,233) $ (33,950)
Shares:
Sold ............................................................................................... 1,280 5,379
Reinvested .......................................................................................... 56 901
Redeemed ...........................................................................................
(2,351) (10,095)
Net Increase (Decrease)
(1,015) (3,815)
Year Ended August 31, 2022
Dollars:
Sold ............................................................................................... $ 25,908 $ 139,248
Reinvested .......................................................................................... 8,197 91,228
Redeemed ...........................................................................................
(47,337) (290,997)
Net Increase (Decrease)
$ (13,232) $ (60,521)
Shares:
Sold ............................................................................................... 2,414 12,077
Reinvested .......................................................................................... 719 7,941
Redeemed ...........................................................................................
(4,566) (26,917)
Net Increase (Decrease)
(1,433) (6,899)
Dividends and Distributions to Shareholders:
Period Ended February 28, 2023
From net investment income and net realized gain on investments ................................................... $ (498) $ (8,072)
Total Dividends and Distributions
$ (498) $ (8,072)
Year Ended August 31, 2022
From net investment income and net realized gain on investments ................................................... $ (8,197) $ (91,229)
Total Dividends and Distributions
$ (8,197) $ (91,229)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Opportunistic Municipal Fund
Period Ended
February 28,
2023
Year Ended
August 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 2,666 $ 5,849
Net realized gain (loss) on investments ................................................................................................ (4,046) (8,969)
Net change in unrealized appreciation/(depreciation) of investments .................................................................
(1,838) (22,726)
Net Increase (Decrease) in Net Assets Resulting from Operations (3,218) (25,846)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (2,625) (5,875)
Total Dividends and Distributions (2,625) (5,875)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(16,086) (4,527)
Total Increase (Decrease) in Net Assets (21,929) (36,248)
Net Assets
Beginning of period ....................................................................................................................
139,228 175,476
End of period ..........................................................................................................................
$ 117,299 $ 139,228
Class A Institutional
Capital Share Transactions:
Period Ended February 28, 2023
Dollars:
Sold ............................................................................................... $ 5,749 $ 20,910
Reinvested .......................................................................................... 886 1,691
Redeemed ...........................................................................................
(11,412) (33,910)
Net Increase (Decrease)
$ (4,777) $ (11,309)
Shares:
Sold ............................................................................................... 611 2,207
Reinvested .......................................................................................... 95 181
Redeemed ...........................................................................................
(1,214) (3,598)
Net Increase (Decrease)
(508) (1,210)
Year Ended August 31, 2022
Dollars:
Sold ............................................................................................... $ 23,837 $ 68,211
Reinvested .......................................................................................... 1,850 3,934
Redeemed ...........................................................................................
(25,814) (76,545)
Net Increase (Decrease)
$ (127) $ (4,400)
Shares:
Sold ............................................................................................... 2,202 6,481
Reinvested .......................................................................................... 174 368
Redeemed ...........................................................................................
(2,432) (7,560)
Net Increase (Decrease)
(56) (711)
Dividends and Distributions to Shareholders:
Period Ended February 28, 2023
From net investment income and net realized gain on investments ................................................... $ (921) $ (1,704)
Total Dividends and Distributions
$ (921) $ (1,704)
Year Ended August 31, 2022
From net investment income and net realized gain on investments ................................................... $ (1,915) $ (3,960)
Total Dividends and Distributions
$ (1,915) $ (3,960)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Origin Emerging Markets Fund
Period Ended
February 28,
2023
Year Ended
August 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 13,985 $ 88,033
Net realized gain (loss) on investments and foreign currencies ....................................................................... (263,103) (234,479)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies .........................................
208,460 (812,743)
Net Increase (Decrease) in Net Assets Resulting from Operations (40,658) (959,189)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (69,003) (142,189)
Total Dividends and Distributions (69,003) (142,189)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
307,284 (480,040)
Total Increase (Decrease) in Net Assets 197,623 (1,581,418)
Net Assets
Beginning of period ....................................................................................................................
2,282,318 3,863,736
End of period ..........................................................................................................................
$ 2,479,941 $ 2,282,318
Class A Institutional R-6
Capital Share Transactions:
Period Ended February 28, 2023
Dollars:
Sold ..................................................................................... $ 335 $ 11,843 $ 341,668
Reinvested ................................................................................ 110 2,373 66,235
Redeemed .................................................................................
(608) (18,070) (96,602)
Net Increase (Decrease)
$ (163) $ (3,854) $ 311,301
Shares:
Sold ..................................................................................... 36 1,295 37,118
Reinvested ................................................................................ 12 267 7,467
Redeemed .................................................................................
(66) (1,964) (10,665)
Net Increase (Decrease)
(18) (402) 33,920
Year Ended August 31, 2022
Dollars:
Sold ..................................................................................... $ 1,047 $ 39,942 $ 425,440
Reinvested ................................................................................ 244 4,233 137,294
Redeemed .................................................................................
(2,780) (32,743) (1,052,717)
Net Increase (Decrease)
$ (1,489) $ 11,432 $ (489,983)
Shares:
Sold ..................................................................................... 82 3,494 35,911
Reinvested ................................................................................ 19 328 10,620
Redeemed .................................................................................
(222) (2,797) (88,132)
Net Increase (Decrease)
(121) 1,025 (41,601)
Dividends and Distributions to Shareholders:
Period Ended February 28, 2023
From net investment income and net realized gain on investments ......................................... $ (111) $ (2,378) $ (66,514)
Total Dividends and Distributions
$ (111) $ (2,378) $ (66,514)
Year Ended August 31, 2022
From net investment income and net realized gain on investments ......................................... $ (249) $ (4,286) $ (137,654)
Total Dividends and Distributions
$ (249) $ (4,286) $ (137,654)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Small-MidCap Dividend Income Fund
Period Ended
February 28,
2023
Year Ended
August 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 9,009 $ 15,427
Net realized gain (loss) on investments and foreign currencies ....................................................................... 12,046 56,738
Net change in unrealized appreciation/(depreciation) of investments .................................................................
44,598 (136,215)
Net Increase (Decrease) in Net Assets Resulting from Operations 65,653 (64,050)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (56,782) (13,607)
Total Dividends and Distributions (56,782) (13,607)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
246,245 26,002
Total Increase (Decrease) in Net Assets 255,116 (51,655)
Net Assets
Beginning of period ....................................................................................................................
1,061,103 1,112,758
End of period ..........................................................................................................................
$ 1,316,219 $ 1,061,103
Class A Class C Institutional R-6
Capital Share Transactions:
Period Ended February 28, 2023
Dollars:
Sold .......................................................................... $ 14,289 $ 1,931 $ 72,321 $ 324,389
Reinvested ..................................................................... 7,488 2,158 39,752 4,055
Redeemed ......................................................................
(14,955) (11,393) (134,310) (59,480)
Net Increase (Decrease)
$ 6,822 $ (7,304) $ (22,237) $ 268,964
Shares:
Sold .......................................................................... 910 124 4,548 20,269
Reinvested ..................................................................... 484 141 2,553 259
Redeemed ......................................................................
(965) (733) (8,531) (3,839)
Net Increase (Decrease)
429 (468) (1,430) 16,689
Year Ended August 31, 2022
Dollars:
Sold .......................................................................... $ 31,834 $ 3,463 $ 158,657 $ 86,955
Reinvested ..................................................................... 1,389 164 9,795 1,413
Redeemed ......................................................................
(26,013) (23,930) (200,309) (17,416)
Net Increase (Decrease)
$ 7,210 $ (20,303) $ (31,857) $ 70,952
Shares:
Sold .......................................................................... 1,879 207 9,237 4,812
Reinvested ..................................................................... 84 10 589 85
Redeemed ......................................................................
(1,536) (1,435) (11,761) (1,027)
Net Increase (Decrease)
427 (1,218) (1,935) 3,870
Dividends and Distributions to Shareholders:
Period Ended February 28, 2023
From net investment income and net realized gain on investments .............................. $ (8,268) $ (2,197) $ (42,260) $ (4,057)
Total Dividends and Distributions
$ (8,268) $ (2,197) $ (42,260) $ (4,057)
Year Ended August 31, 2022
From net investment income and net realized gain on investments .............................. $ (1,538) $ (167) $ (10,488) $ (1,414)
Total Dividends and Distributions
$ (1,538) $ (167) $ (10,488) $ (1,414)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands Small-MidCap Growth Fund
Period Ended
February 28,
2023
Year Ended
August 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ (16) $ (61)
Net realized gain (loss) on investments ................................................................................................ (426) (866)
Net change in unrealized appreciation/(depreciation) of investments .................................................................
160 (1,543)
Net Increase (Decrease) in Net Assets Resulting from Operations (282) (2,470)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... – (2,998)
Total Dividends and Distributions – (2,998)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
12 2,686
Total Increase (Decrease) in Net Assets (270) (2,782)
Net Assets
Beginning of period ....................................................................................................................
8,707 11,489
End of period ..........................................................................................................................
$ 8,437 $ 8,707
Institutional
Capital Share Transactions:
Period Ended February 28, 2023
Dollars:
Sold .......................................................................................................... $ 49
Redeemed ......................................................................................................
(37)
Net Increase (Decrease)
$ 12
Shares:
Sold .......................................................................................................... 5
Redeemed ......................................................................................................
(4)
Net Increase (Decrease)
1
Year Ended August 31, 2022
Dollars:
Sold .......................................................................................................... $ 105
Reinvested ..................................................................................................... 2,998
Redeemed ......................................................................................................
(417)
Net Increase (Decrease)
$ 2,686
Shares:
Sold .......................................................................................................... 6
Reinvested ..................................................................................................... 223
Redeemed ......................................................................................................
(34)
Net Increase (Decrease)
195
Dividends and Distributions to Shareholders:
Period Ended February 28, 2023
From net investment income and net realized gain on investments .............................................................. $ –
Total Dividends and Distributions
$ –
Year Ended August 31, 2022
From net investment income and net realized gain on investments .............................................................. $ (2,998)
Total Dividends and Distributions
$ (2,998)

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

See accompanying notes.
Amounts in thousands
Spectrum Preferred and Capital
Securities Income Fund
Period Ended
February 28,
2023
Year Ended
August 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 139,589 $ 295,836
Net realized gain (loss) on investments , futures and options and swaptions .......................................................... (43,205) 46,101
Net change in unrealized appreciation/(depreciation) of investments , futures and options and swaptions ...........................
23,205 (1,143,067)
Net Increase (Decrease) in Net Assets Resulting from Operations 119,589 (801,130)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (179,646) (346,751)
Total Dividends and Distributions (179,646) (346,751)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(411,365) (830,667)
Total Increase (Decrease) in Net Assets (471,422) (1,978,548)
Net Assets
Beginning of period ....................................................................................................................
6,478,911 8,457,459
End of period ..........................................................................................................................
$ 6,007,489 $ 6,478,911
Class A Class C Class J Institutional R-1 R-3 R-4 R-5 R-6
Capital Share Transactions:
Period Ended February 28, 2023
Dollars:
Sold ...................... $ 72,711 $ 15,513 $ 2,488 $ 1,089,456 $ 6 $ 334 $ 38 $ 81 $ 354,545
Reinvested ................. 17,429 3,654 1,033 92,079 13 202 27 67 23,358
Redeemed ..................
(138,228) (31,404) (3,770) (1,462,983) (4) (1,212) (56) (564) (446,178)
Net Increase (Decrease)
$ (48,088) $ (12,237) $ (249) $ (281,448) $ 15 $ (676) $ 9 $ (416) $ (68,275)
Shares:
Sold ...................... 8,124 1,724 288 122,584 – 37 4 8 40,770
Reinvested ................. 1,967 413 121 10,477 1 23 3 8 2,660
Redeemed ..................
(15,553) (3,527) (437) (166,461) – (135) (6) (64) (50,288)
Net Increase (Decrease)
(5,462) (1,390) (28) (33,400) 1 (75) 1 (48) (6,858)
Year Ended August 31, 2022
Dollars:
Sold ...................... $ 189,619 $ 22,493 $ 6,973 $ 1,799,183 $ 22 $ 6,682 $ 506 $ 435 $ 268,352
Reinvested ................. 32,321 6,964 1,792 168,471 22 92 49 154 40,688
Redeemed ..................
(245,248) (71,715) (8,745) (2,500,578) (102) (1,026) (285) (1,474) (546,312)
Net Increase (Decrease)
$ (23,308) $ (42,258) $ 20 $ (532,924) $ (58) $ 5,748 $ 270 $ (885) $ (237,272)
Shares:
Sold ...................... 18,882 2,243 713 185,803 2 721 50 44 27,338
Reinvested ................. 3,280 706 188 17,213 2 10 5 16 4,170
Redeemed ..................
(24,892) (7,276) (911) (255,879) (10) (99) (30) (150) (57,468)
Net Increase (Decrease)
(2,730) (4,327) (10) (52,863) (6) 632 25 (90) (25,960)
Dividends and Distributions to
Shareholders:
Period Ended February 28, 2023
From net investment income and net
realized gain on investments ..... $ (21,972) $ (4,200) $ (1,047) $ (113,110) $ (13) $ (216) $ (27) $ (67) $ (38,994)
Total Dividends and Distributions
$ (21,972) $ (4,200) $ (1,047) $ (113,110) $ (13) $ (216) $ (27) $ (67) $ (38,994)
Year Ended August 31, 2022
From net investment income and net
realized gain on investments ..... $ (40,364) $ (7,981) $ (1,825) $ (222,556) $ (22) $ (100) $ (49) $ (154) $ (73,700)
Total Dividends and Distributions
$ (40,364) $ (7,981) $ (1,825) $ (222,556) $ (22) $ (100) $ (49) $ (154) $ (73,700)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)

1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-
end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Blue Chip
Fund, Bond Market Index Fund, Diversified Real Asset Fund, Edge MidCap Fund, Global Multi-Strategy Fund, Global Sustainable Listed
Infrastructure Fund, International Equity Index Fund, International Small Company Fund, Opportunistic Municipal Fund, Origin Emerging
Markets Fund, Small-MidCap Dividend Income Fund, Small-MidCap Growth Fund, and Spectrum Preferred and Capital Securities Income
Fund, series of the Fund, (known as the "Funds") are presented herein. The Funds may offer up to nine classes of shares: Class A, Class C,
Class J, Institutional, R-1, R-3, R-4, R-5, and R-6.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective June 24, 2022, Class R-4 shares discontinued operations for Diversified Real Asset Fund.
Effective September 22, 2022, the initial purchase of $9,500,000 of Institutional shares of Global Sustainable Listed Infrastructure Fund was made by Principal Financial Services, Inc. (“PFSI”), an affiliate of the Principal Global Investors, LLC (“the Manager”).
Effective January 13, 2023, Class R-5 shares discontinued operations and converted into Class R-6 shares for Diversified Real Asset Fund.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Fund's Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-
end investment companies, other than exchange-traded funds, are valued at the respective fund's closing net asset value per share on the day of valuation.
The Funds value securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange, but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of February
28, 2023:
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind (“PIK”) income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of
Diversified Real Asset Fund
Euro 9 .1%
British Pound Sterling 5 .4
Global Sustainable Listed Infrastructure Fund
Euro 13 .1%
Canadian Dollar 9 .3
Hong Kong Dollar 7 .4
Australian Dollar 6 .0
British Pound Sterling 5 .9
International Equity Index Fund
Euro 32 .6%
Japanese Yen 20 .7
British Pound Sterling 14 .8
Swiss Franc 9 .6
Australian Dollar 7 .5
International Small Company Fund
Japanese Yen 26 .5%
Euro 20 .7
British Pound Sterling 15 .5
Canadian Dollar 13 .6
Australian Dollar 7 .6
Origin Emerging Markets Fund
Hong Kong Dollar 20 .6%
New Taiwan Dollar 16 .3
Chinese Renminbi 11 .7
Indian Rupee 11 .1
South Korean Won 9 .9
Brazilian Real 7 .3
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)

the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Distributions received from other series of the Fund and other investment companies (collectively, “Underlying Funds”) are recorded in accordance with the character of the distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment
Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the other series of the Fund and other investment companies in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations and financial highlights of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Opportunistic Municipal Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, inverse floating rate securities (“Inverse Floaters”), options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and redemptions-in-
kind. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the "more likely than not" threshold would be recorded as a tax benefit or expense in the current year. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as tax expense on the statements of operations. During the period ended February 28, 2023, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold. Any tax reclaims received are included in dividend income on the statements of operations.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)

the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations.
Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any foreign tax refund receivables and any accrued foreign tax liabilities are shown on the statements of assets and liabilities. At February 28, 2023, the Funds’ had foreign tax refund receivables and accrued foreign tax liabilities as follows (amounts in thousands):
Basis for Consolidation. Diversified Real Asset Fund and Global Multi-Strategy Fund (the “Consolidated Funds”) may invest up to 25%
of their total assets in their respective wholly-owned subsidiaries DRA Cayman Corporation and GMS Cayman Corporation (the “Cayman
Subsidiaries”), each organized under the laws of the Cayman Islands. The Consolidated Funds are the sole shareholder of their respective
Cayman Subsidiaries, and shares of the Cayman Subsidiaries will not be sold or offered to other investors. To the extent that the Consolidated
Funds invest in their Cayman Subsidiaries, they will be subject to the particular risks associated with the Cayman Subsidiaries' investments, which are discussed in the applicable Prospectus and Statement of Additional Information. The principal purpose of investing in the Cayman
Subsidiaries is to allow the Consolidated Funds to gain exposure to the commodity markets within the limitations of federal tax laws applicable to regulated investment companies. Diversified Real Asset Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Diversified Real Asset Fund and its Cayman subsidiary. Global Multi-Strategy Fund’s investment portfolio has been consolidated and includes the portfolio holdings of Global Multi-Strategy Fund and its Cayman subsidiary. The consolidated financial statements for
Diversified Real Asset Fund include the accounts of Diversified Real Asset Fund and its Cayman subsidiary and the consolidated financial statements for Global Multi-Strategy Fund include the accounts of Global Multi-Strategy Fund and its Cayman subsidiary. All intercompany transactions and balances have been eliminated in consolidation. At February 28, 2023, the net assets of the Cayman Subsidiaries were as follows (amounts in thousands):
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral
of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic
848 from December 31, 2022, to December 31, 2024. Management expects the impact of these ASUs will not have a material impact on the
Funds' financial statements.
In June 2022, the FASB issued ASU No. 2022-03 Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject
to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Funds’ financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC"), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of (i) the Federal Funds Rate or (ii) the secured overnight financing rate plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. The interest income received is included in interest income on the statements of operations. The interest
Foreign Tax
Refund Receivable
Accrued Foreign
Tax Liability
Origin Emerging Markets Fund $ 973 $ 4,365
Net Assets
Percent of Consolidated Fund's
Net Assets
DRA Cayman Corporation $ 579,756 15.22%
GMS Cayman Corporation 5,390 1.24
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)

expense associated with these borrowings is included in other expenses on the statements of operations. As of February 28, 2023, none of the
Funds had loans to the Facility while Blue Chip Fund had an outstanding borrowing of $4,925,000 from the Facility.
During the period ended February 28, 2023, Funds lending to the Facility were as follows (amounts in thousands):
During the period ended February 28, 2023, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds (with the exception of Global Sustainable Listed Infrastructure Fund) participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $250 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. The line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus 1.00%. If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. As of February 28, 2023, none of the Funds had outstanding borrowings.
During the period ended February 28, 2023, Funds borrowing against the line of credit were as follows (amounts in thousands):
Commodity Linked Notes. Diversified Real Asset Fund invests in structured notes whose market values are primarily derived from changes in the value of various commodity indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. As footnoted in the schedules of investments,  certain of the Funds invest  in contingent convertible securities (“ CoCos ”). CoCos  are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
Blue Chip Fund $ 803 4.47%
Bond Market Index Fund 964 3.84
Diversified Real Asset Fund 520 4.72
Edge MidCap Fund 9 4.35
Global Multi-Strategy Fund 103 4.04
Global Sustainable Listed Infrastructure Fund 12 4.89
International Equity Index Fund 320 4.48
International Small Company Fund 75 3.81
Origin Emerging Markets Fund 918 4.10
Small- MidCap Dividend Income Fund 170 4.81
Small- MidCap Growth Fund 9 4.78
Spectrum Preferred and Capital Securities Income Fund 35 4.85
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
Blue Chip Fund $ 1,613 4.18%
Diversified Real Asset Fund 1,351 3.96
Edge MidCap Fund 136 4.46
International Equity Index Fund 1,197 4.53
Opportunistic Municipal Fund 57 4.00
Spectrum Preferred and Capital Securities Income Fund 1,543 4.35
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
Spectrum Preferred and Capital Securities Income Fund $ 74 3.43%
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)

tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated
maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos ; general market conditions and available liquidity; and
economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features,
CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Diversified Real Asset Fund and Global Multi-Strategy Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.
As of February 28, 2023, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts
in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Diversified Real Asset Fund
Bank of America NA
Foreign Currency Contracts $ 1 $ — $ 1
Total Return Swaps — (3,322) (3,322)
$ 1 $ (3,322) $ (3,321) $ — $ (3,321)
Barclays Bank PLC
Written Interest Rate Swaptions — (6 8 ) (6 8 )
$ — $ (6 8 ) $ (6 8 ) $ — $ (6 8 )
Citigroup Inc
Foreign Currency Contracts 5 (3) 2
Total Return Swaps — (4,615) (4,615)
$ 5 $ (4,61 8 ) $ (4,613) $ — $ (4,613)
Deutsche Bank AG
Written Interest Rate Swaptions — (335) (335)
$ — $ (335) $ (335) $ — $ (335)
HSBC Securities Inc
Foreign Currency Contracts 46 — 46
$ 46 $ — $ 46 $ — $ 46
UBS AG
Total Return Swaps — (1,186) (1,186)
$ — $ (1,186) $ (1,186) $ — $ (1,186)
Total OTC $ 52 $ (9,52 9 ) $ (9,477) $ (9,477)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)

Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period ended February
28, 2023, none of the Funds had material cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Funds may pledge cash to a broker for securities sold short and repurchase agreements.
As of February 28, 2023, deposits with counterparty were as follows (amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Global Multi-Strategy Fund
Bank of America NA
Foreign Currency Contracts $ 1,50 7 $ (1,327) $ 1 80
$ 1,50 7 $ (1,327) $ 1 80 $ — $ 1 80
Barclays Bank PLC
Foreign Currency Contracts 8 (1) 7
$ 8 $ (1) $ 7 $ — $ 7
BNP Paribas
Foreign Currency Contracts 54 — 54
$ 54 $ — $ 54 $ — $ 54
Citigroup Inc
Foreign Currency Contracts 9 6 (7 2 ) 2 4
$ 9 6 $ (7 2 ) $ 2 4 $ — $ 2 4
Goldman Sachs & Co
Equity Basket Swaps 12 2 — 122
Foreign Currency Contracts — (8) (8)
$ 12 2 $ (8) $ 114 $ — $ 114
JPMorgan Chase
Equity Basket Swaps 6 5 — 65
Foreign Currency Contracts 7 5 (29) 4 6
$ 1 40 $ ( 2 9) $ 11 1 $ (22) $ 89
Merrill Lynch
Foreign Currency Contracts 7 — 7
$ 7 $ — $ 7 $ — $ 7
Morgan Stanley & Co
Equity Basket Swaps 4,869 — 4,869
Foreign Currency Contracts 1 — 1
$ 4,870 $ — $ 4,870 $ — $ 4,870
Total OTC $ 6,8 04 $ (1,4 37 ) $ 5,36 7 $ 5,345
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.
†
Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedules of investments.
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives) Shorts
Total Deposits
with Counterparty
Diversified Real Asset Fund $ 1,382 $ — $ — $ 1,382
Global Multi-Strategy Fund 11,722 853 32,003 44,578
International Equity Index Fund 63 — — 63
Spectrum Preferred and Capital Securities Income Fund 11,994 — — 11,994
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)

Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of February 28, 2023, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. Opportunistic Municipal Fund has entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of Inverse Floaters. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (Inverse Floaters) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statements of assets and liabilities. The fund holds the "floating rate notes issued" in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of period end, the “floating rate notes issued” payable is categorized as Level 2 within the disclosure hierarchy. The balance of the "floating rate notes issued" as of  February
28, 2023 was $7,032,000. The average outstanding balance for the liability during the period ended February 28, 2023 was $7,032,000 at a weighted average annual interest rate of 2.87%. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
ISDA (OTC
Derivatives)
Global Multi-Strategy Fund $ 30
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Diversified Real Asset Fund and Global Multi-Strategy
Fund. Spectrum Preferred and Capital Securities Income Fund uses long and short U.S. Treasury futures and options on those listed U.S.
Treasury future contracts to mitigate interest rate volatility and for income generation. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’
ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Options Contracts. During the period, certain of the Funds wrote call and put options on swaps, securities, indices and currencies they own or in which they may invest for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments.
Private Investments in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments.
Commitments may be subject to various contingencies and are recognized when the commitment is legally binding. These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the commitments are typically categorized as Level 2 within the disclosure hierarchy. As of February 28, 2023, the Funds had no unfunded commitments in connection with PIPEs.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
In addition, Global Multi-Strategy Fund may enter into repurchase agreements with certain counterparties that are collateralized by assets other than U.S. government or U.S. government agency securities. The collateral pledged by the counterparty under these repurchase agreements is maintained in a segregated account at the counterparty’s custodian. After entering into the repurchase agreement, the fund may sell short the security pledged by the counterparty as collateral in anticipation of a decline in market value. Upon the settlement of the short sale, the fund will unwind the repurchase agreement.
Although the repurchase agreements are typically open-ended through the maturity date of the collateral, the fund has a right to terminate the repurchase agreement at any time with two days’ notice. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee and the amount is recorded as interest expense on the statements of operations.
Global master repurchase agreements govern the repurchase and reverse repurchase transactions between the fund and the counterparty.
Collateral requirements for certain counterparties may be determined on a total exposure basis, rather than on an individual repurchase agreement or reverse repurchase agreement basis in order to determine the collateral to be received or pledged.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Reverse Repurchase Agreements. Global Multi-Strategy Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a fund sells securities and agrees to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the fund, and are subject to the fund’s restrictions on borrowing. Reverse repurchase agreements may increase the volatility of a fund and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money.
While a reverse repurchase agreement is outstanding, the fund will maintain cash or appropriate liquid assets to cover its obligation under the agreement. The fund will enter into reverse repurchase agreements only with parties that the sub-advisor deems creditworthy. The fund must segregate assets in an amount equal to the amount the fund owes pursuant to the terms of the reverse repurchase agreements. Reverse repurchase agreements are shown as a separate line item on the statements of assets and liabilities. Interest payments made are shown as reverse repurchase agreement interest expense on the statements of operations. The fund may hold reverse repurchase agreements in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. Global Multi-Strategy Fund did not enter into any reverse repurchase agreements during the period ended February 28, 2023 .
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.
Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), and are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)

are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate (or such successor if no longer available).
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of period end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of February 28, 2023, the Funds had unfunded loan commitments as follows (amounts in thousands):
Short Sales. Certain of the Funds entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security.
The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities.
The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments.
The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.
Swap Agreements. Certain of the Funds invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors. Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. Equity basket swaps are valued using the closing price of each of the underlying securities multiplied by the holdings of each equity security.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the
Unfunded Loan Commitment Net Unrealized Gain/(Loss)
Diversified Real Asset Fund $ 344 $ 8
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)

swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.
A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)

to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of February 28, 2023 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Synthetic futures, which are total return swaps on futures contracts, along with equity basket swaps generally involve the commitment to receive positive returns or pay negative returns on a specified reference security, basket of securities, security index or index component, without actually owning the underlying position.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for other series of the Fund, Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds can
be found at www.Principalam.com. As of February 28, 2023, series of the Fund and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Total Percentage of
Outstanding Shares
Owned
Blue Chip Fund 37.51%
Bond Market Index Fund 91.89
Diversified Real Asset Fund 16.63
International Equity Index Fund 53.68
International Small Company Fund 92.50
Origin Emerging Markets Fund 47.37
Small-MidCap Dividend Income Fund 27.07
Spectrum Preferred and Capital Securities Income Fund 9.06
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)

Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives February 28, 2023 Liability Derivatives February 28, 2023
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Diversified Real Asset Fund
Commodity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 8,548
*
Payables, Total distributable earnings (accumulated loss)
$ 20,467
*
Foreign Exchange Contracts Receivables
$ 52
Payables
$ 3
Interest Rate Contracts Investment in Securities – at value, Receivables, Total distributable earnings (accumulated loss)
$ 1,299
*
Payables, Total distributable earnings (accumulated loss)
$ 1,798
*
Total
$ 9,899
*
$ 22,268
*
Global Multi-Strategy Fund
Commodity Contracts Receivables, Total distributable earnings (accumulated loss)
$ 310
*
Payables, Total distributable earnings (accumulated loss)
$ 1,024
*
Credit Contracts Receivables, Total distributable earnings (accumulated loss)
$ 10
*
Payables, Total distributable earnings (accumulated loss)
$ 373
*
Equity Contracts Investment in Securities – at value, Receivables, Total distributable earnings (accumulated loss)
$ 6,523
*
Payables, Total distributable earnings (accumulated loss)
$ 1,838
*
Foreign Exchange Contracts Receivables
$ 1,767
*
Payables
$ 1,437
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ 2,190
*
Payables, Total distributable earnings (accumulated loss)
$ 366
*
Total
$ 10,800 $ 5,038
Spectrum Preferred and Capital Securities Income Fund
Interest Rate Contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 1,658
*
*
Includes cumulative unrealized appreciation/(depreciation) of exchange traded swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/(depreciation) not yet cash settled is shown in the statements of assets and liabilities as variation margin.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)

Diversified Real Asset Fund
Commodity Contracts
Investment transactions/Investments*
$ (328)
$ 352
Futures contracts
$ (68,587)
$ 8,433
Options and swaptions
$ 80
$ 64
Swap agreements
$ (21,582)
$ (9,073)
Foreign Exchange Contracts
Investment transactions/Investments*
$ (114)
$ 21
Foreign currency contracts
$ (18)
$ (16)
Options and swaptions
$ 22
$ (9)
Interest Rate Contracts
Investment transactions/Investments*
$ 743
$ (476)
Futures contracts
$ 2,453
$ —
Options and swaptions
$ (114)
$ 202
Swap agreements
$ (1,287)
$ 175
Total
$ (88,732)
$ (327)
Global Multi-Strategy Fund
Commodity Contracts
Futures contracts
$ (3,881)
$ (613)
Credit Contracts
Swap agreements
$ 286
$ (784)
Equity Contracts
Investment transactions/Investments*
$ (837)
$ (71)
Futures contracts
$ (3,466)
$ 694
Options and swaptions
$ 532
$ 311
Swap agreements
$ 2,523
$ (2,404)
Foreign Exchange Contracts
Investment transactions/Investments*
$ —
$ —
Futures contracts
$ 22
$ (36)
Foreign currency contracts
$ 2,708
$ (2,507)
Options and swaptions
$ —
$ —
Interest Rate Contracts
Investment transactions/Investments*
$ (1)
$ (11)
Futures contracts
$ 5,209
$ 1,690
Options and swaptions
$ 4
$ 1
Swap agreements
$ (62)
$ 144
Total
$ 3,037
$ (3,586)
International Equity Index Fund
Equity Contracts
Futures contracts
$ 147
$ 86
Spectrum Preferred and Capital Securities Income Fund
Interest Rate Contracts
Investment transactions/Investments*
$ (314)
$ —
Futures contracts
$ (1,486)
$ (2,870)
Options and swaptions
$ 3,923
$ (37)
Total
$ 2,123
$ (2,907)
*Investment transactions includes purchased options and/or purchased swaptions .
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended February 28, 2023 (amounts in thousands):
4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
Contract Type Derivative Type Average Notional
Diversified Real Asset Fund
Commodity Contracts
Futures - Long
$ 418,609
Futures - Short
180,767
Purchased Options
447
Total Return Swaps - Receive Positive Return
472,102
Written Options
487
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept
5,381
Foreign Currency Contracts - Contracts to Deliver
8,726
Purchased Options
10,031
Written Options
6,885
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
39,357
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
57,415
Futures - Long
32,938
Futures - Short
46,222
Purchased Interest Rate Swaptions
18,624
Purchased Options
1,397
Written Interest Rate Swaptions
62,120
Written Options
1,756
Global Multi-Strategy Fund
Commodity Contracts
Futures - Long
18,803
Futures - Short
8,816
Credit Contracts
Credit Default Swaps – Buy Protection
1,835
Exchange Cleared Credit Default Swaps – Buy Protection
10,705
Equity Contracts
Futures - Long
31,800
Futures - Short
29,776
Purchased Options
257
Total Return Equity Basket Swaps
115,361
Written Options
237
Foreign Exchange Contracts
Foreign Currency Contracts - Contracts to Accept
86,592
Foreign Currency Contracts - Contracts to Deliver
141,757
Futures - Long
1,712
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps - Pay Floating Rate
31,020
Exchange Cleared Interest Rate Swaps - Receive Floating Rate
33,529
Futures - Long
27,677
Futures - Short
204,291
Interest Rate Swaps - Pay Floating Rate
7,674
Interest Rate Swaps - Receive Floating Rate
7,674
Purchased Options
13
Written Options
12
International Equity Index Fund
Equity Contracts
Futures - Long
1,874
Spectrum Preferred and Capital Securities Income Fund
Interest Rate Contracts
Futures - Long
675,354
Futures - Short
111,305
Purchased Options
1,000
Written Options
275
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of February 28, 2023 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Blue Chip Fund
Common Stocks* $ 8,594,028 $ — $ — $ 8,594,028
Investment Companies 19,815 — — 19,815
Total investments in securities $ 8,613,843 $ — $ — $ 8,613,843
Bond Market Index Fund
Bonds* — 705,251 — 705,251
Investment Companies 178,989 — — 178,989
Municipal Bonds* — 3,367 — 3,367
U.S. Government & Government Agency Obligations* — 1,680,933 — 1,680,933
Total investments in securities $ 178,989 $ 2,389,551 $ — $ 2,568,540
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Diversified Real Asset Fund
Bonds* $ — $ 14,575 $ — $ 14,575
Common Stocks
Basic Materials 126,981 32,884 — 159,865
Communications — 3,102 1 3,103
Consumer, Cyclical 10,723 1,959 1 12,683
Consumer, Non-cyclical 53,999 111,335 265 165,599
Energy 329,777 66,604 — 396,381
Financial 388,674 186,840 — 575,514
Industrial 103,886 195,133 — 299,019
Technology 8,996 1,800 4 10,800
Utilities 315,506 356,871 — 672,377
Convertible Preferred Stocks
Technology — — — —
Investment Companies 188,973 — — 188,973
Preferred Stocks
Industrial — 243 12 255
Utilities 8,955 — — 8,955
Senior Floating Rate Interests* — 77,631 — 77,631
U.S. Government & Government Agency Obligations* — 1,173,951 — 1,173,951
Purchased Options 28 — — 28
Total investments in securities $ 1,536,498 $ 2,222,928 $ 283 $ 3,759,709
Short Sales
U.S. Government & Government Agency Obligations — (3,932) — (3,932)
Total Short Sales $ — $ (3,932) $ — $ (3,932)
Derivative Assets
Commodity Contracts
Futures** 8,548 — — 8,548
Foreign Exchange Contracts
Foreign Currency Contracts — 52 — 52
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 1,05 7 — 1,05 7
Futures** 214 — — 214
Derivative Liabilities
Commodity Contracts
Futures** (11,338) (6) — (11,344)
Total Return Swaps — (9,123) — (9,123)
Foreign Exchange Contracts
Foreign Currency Contracts — (3) — (3)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (1,33 0 ) — (1,33 0 )
Futures** (56) — — (56)
Interest Rate Swaptions — (403) — (403)
Written Options (9) — — (9)
Edge MidCap Fund
Common Stocks
Basic Materials 3,060 — — 3,060
Communications 2,705 888 — 3,593
Consumer, Cyclical 11,590 — — 11,590
Consumer, Non-cyclical 16,488 — — 16,488
Energy 4,211 — — 4,211
Financial 18,032 — — 18,032
Industrial 18,391 — — 18,391
Technology 14,487 — — 14,487
Utilities 4,633 — — 4,633
Investment Companies 2,025 — — 2,025
Total investments in securities $ 95,622 $ 888 $ — $ 96,510
Global Multi-Strategy Fund
Bonds* — 121,685 157 121,842
Common Stocks
Basic Materials 5,429 2,045 — 7,474
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Global Multi-Strategy Fund (continued)
Common Stocks (continued)
Communications $ 11,771 $ 1,651 $ — $ 13,422
Consumer, Cyclical 12,985 5,816 — 18,801
Consumer, Non-cyclical 29,925 8,756 11 38,692
Diversified 13,455 3,388 — 16,843
Energy 5,762 512 3 6,277
Financial 21,399 6,459 20 27,878
Industrial 19,021 5,490 — 24,511
Technology 21,585 2,605 337 24,527
Utilities 3,547 960 — 4,507
Convertible Bonds* — 5,156 — 5,156
Convertible Preferred Stocks
Communications — 304 — 304
Energy 21 — 96 117
Technology 86 — — 86
Investment Companies 94,292 — — 94,292
Preferred Stocks
Consumer, Cyclical 99 — — 99
Industrial 28 — — 28
Senior Floating Rate Interests* — 581 4 585
U.S. Government & Government Agency Obligations* — 9,134 — 9,134
Purchased Options 22 359 — 381
Total investments in securities $ 239,427 $ 174,901 $ 628 $ 414,956
Short Sales
Common Stocks
Basic Materials (1,005) (1,927) — (2,932)
Communications (948) (348) — (1,296)
Consumer, Cyclical (1,194) (1,425) — (2,619)
Consumer, Non-cyclical (2,190) (2,989) — (5,179)
Energy (645) (310) — (955)
Financial (1,549) (4,092) — (5,641)
Industrial (2,183) (4,544) — (6,727)
Technology (3,325) (732) — (4,057)
Utilities (71) (1,316) — (1,387)
Preferred Stocks
Consumer, Non-cyclical — (6) — (6)
U.S. Government & Government Agency Obligations — (70) — (70)
Total Short Sales (13,110) (17,759) — (30,869)
Derivative Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 10 — 10
Commodity Contracts
Futures** 310 — — 310
Equity Contracts
Futures** 1,086 — — 1,086
Total Return Equity Basket Swaps — 5,056 — 5,056
Foreign Exchange Contracts
Foreign Currency Contracts — 1,748 — 1,748
Futures** 19 — — 19
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 296 — 296
Futures** 1,894 — — 1,894
Derivative Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (373) — (37 3 )
Commodity Contracts
Futures** (1,024) — — (1,024)
Equity Contracts
Futures** (1,348) — — (1,348)
Written Options — (490) — (490)
Foreign Exchange Contracts
Foreign Currency Contracts — (1,437) — (1,437)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (314) — (314)
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Preferred Stocks (continued)
Interest Rate Contracts (continued)
Futures** $ (52) $ — $ — $ (52)
Global Sustainable Listed Infrastructure Fund
Common Stocks
Consumer, Non-cyclical — 898 — 898
Energy 1,530 — — 1,530
Financial 747 — — 747
Industrial 670 3,058 — 3,728
Utilities 5,489 1,870 — 7,359
Investment Companies 685 — — 685
Total investments in securities $ 9,121 $ 5,826 $ — $ 14,947
International Equity Index Fund
Common Stocks
Basic Materials — 67,016 — 67,016
Communications 2,102 46,668 — 48,770
Consumer, Cyclical — 128,659 — 128,659
Consumer, Non-cyclical 1,468 245,653 — 247,121
Diversified — 780 — 780
Energy — 49,678 — 49,678
Financial 749 213,014 — 213,763
Industrial — 133,943 — 133,943
Technology 1,205 56,651 — 57,856
Utilities — 31,293 — 31,293
Investment Companies 37,642 — — 37,642
Preferred Stocks
Consumer, Cyclical — 3,507 — 3,507
Consumer, Non-cyclical — 853 — 853
Industrial — 680 — 680
Total investments in securities $ 43,166 $ 978,395 $ — $ 1,021,561
International Small Company Fund
Common Stocks
Basic Materials 18,151 20,662 — 38,813
Communications — 16,287 — 16,287
Consumer, Cyclical 11,585 99,896 — 111,481
Consumer, Non-cyclical 8,828 76,102 — 84,930
Energy 13,995 12,697 — 26,692
Financial 9,986 140,324 — 150,310
Industrial 20,361 142,689 — 163,050
Technology 11,798 67,573 — 79,371
Utilities 11,053 9,777 — 20,830
Investment Companies 21,824 — — 21,824
Total investments in securities $ 127,581 $ 586,007 $ — $ 713,588
Opportunistic Municipal Fund
Investment Companies 185 — — 185
Municipal Bonds* — 122,458 130 122,588
Total investments in securities $ 185 $ 122,458 $ 130 $ 122,773
Origin Emerging Markets Fund
Common Stocks
Basic Materials 27,630 102,410 — 130,040
Communications 141,490 229,998 — 371,488
Consumer, Cyclical 24,015 54,016 — 78,031
Consumer, Non-cyclical 17,720 161,391 — 179,111
Energy 8,700 142,627 — 151,327
Financial 128,294 629,914 — 758,208
Industrial 12,854 209,825 — 222,679
Technology 69,925 419,545 — 489,470
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)

*For additional detail regarding sector classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
At the end of the period , there were no Funds which had a significant Level 3 balance. During the period , there were no significant purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for each of the Funds are as follows:
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Origin Emerging Markets Fund (continued)
Common Stocks (continued)
Utilities $ — $ 33,796 $ — $ 33,796
Investment Companies 52,535 — — 52,535
Preferred Stocks 10,852 — — 10,852
Total investments in securities $ 494,015 $ 1,983,522 $ — $ 2,477,537
Small- MidCap Dividend Income Fund
Common Stocks* 1,291,960 — — 1,291,960
Investment Companies 22,047 — — 22,047
Total investments in securities $ 1,314,007 $ — $ — $ 1,314,007
Small- MidCap Growth Fund
Common Stocks* 8,039 — — 8,039
Investment Companies 364 — — 364
Total investments in securities $ 8,403 $ — $ — $ 8,403
Spectrum Preferred and Capital Securities Income Fund
Bonds* — 5,414,891 — 5,414,891
Convertible Preferred Stocks
Financial 37,788 — — 37,788
Investment Companies 163,457 — — 163,457
Preferred Stocks
Communications 40,261 — — 40,261
Consumer, Non-cyclical — 21,858 — 21,858
Financial 347,319 — — 347,319
Government 4,518 — — 4,518
Utilities 54,758 — — 54,758
Total investments in securities $ 648,101 $ 5,436,749 $ — $ 6,084,850
Derivative Liabilities
Interest Rate Contracts
Futures** (1,658) — — (1,658)
Net Assets of Fund
First
$500
million
Next
$500
million
Next
$500
million
Over
$1.5
billion
Edge MidCap Fund (Prior to December 31, 2022) .70% .68% .66% .65%
Edge MidCap Fund (Effective December 31, 2022) .65 .63 .61 .60
Global Sustainable Listed Infrastructure Fund .75 .73 .71 .70
International Small Company Fund (Prior to December 31, 2022) 1.05 1.03 1.01 1.00
International Small Company Fund (Effective December 31,
2022)
1.00 .98 .96 .95
Opportunistic Municipal Fund (Prior to December 31, 2022) .50 .48 .46 .45
Opportunistic Municipal Fund (Effective December 31, 2022) .44 .42 .40 .39
Small- MidCap Growth Fund .70 .68 .66 .65
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)

In addition to the management fee, R-1, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%,
.25%, and .25% and the annual rates for the administrative service fee are .28%, .07%, .03%, and .01% for R-1, R-3, R-4, and R-5,
respectively. Class A, Class C, and Institutional shares of the Funds pay Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the
Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.
The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the period  are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Diversified Real Asset Fund (Prior to December 31, 2022) .85% .83% .81% .80% .79% .78%
Diversified Real Asset Fund (Effective December 31, 2022) .80 .78 .76 .75 .74 .73
Global Multi-Strategy Fund (Prior to December 31, 2022) 1.60 1.58 1.56 1.55 1.54 1.53
Global Multi-Strategy Fund (Effective December 31, 2022) 1.44 1.42 1.40 1.39 1.38 1.37
Origin Emerging Markets Fund (Prior to December 31, 2022) 1.05 1.03 1.01 1.00 0.99 0.98
Origin Emerging Markets Fund (Effective December 31, 2022) .99 .97 .95 .94 .93 .92
Small- MidCap Dividend Income Fund .79 .77 .75 .74 .73 .72
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $7
billion
Over $10
billion
Blue Chip Fund .65% .63% .61% .60% .59% .58% .57%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $2
billion
Next $2
billion
Next $3
billion
Over $10
billion
Spectrum Preferred and Capital Securities Income Fund .75% .73% .71% .70% .69% .68% .67% .66% .65%
All Net Assets
Bond Market Index Fund .14%
International Equity Index Fund .25
Period from September 1, 2022 through February 28, 2023
Class A Class C Class J Institutional Expiration
Blue Chip Fund
N/A N/A N/A .66% December 30, 2023
Bond Market Index Fund
N/A N/A .54% N/A December 30, 2022
Diversified Real Asset Fund
1.20% N/A N/A .83 December 30, 2023
Edge MidCap Fund
1.10 N/A N/A .77 December 30, 2023
Global Multi-Strategy Fund
N/A N/A N/A 1.48* December 30, 2023
Global Sustainable Listed Infrastructure Fund
N/A N/A N/A .88# December 30, 2023
International Equity Index Fund
N/A N/A N/A .31 December 30, 2023
International Small Company Fund
N/A N/A N/A 1.08^ December 30, 2023
Opportunistic Municipal Fund
.84 N/A N/A .56 December 30, 2023
Origin Emerging Markets Fund
1.45** N/A N/A 1.10** December 30, 2023
Small-MidCap Dividend Income Fund
1.12 1.87% N/A .85 December 30, 2023
Small-MidCap Growth Fund
N/A N/A N/A .83 December 30, 2023
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)

# Period from September 23, 2022 (date operations commenced) to February 28, 2023.
* Prior to December 31, 2022, the contractual limit was 1.63%.
^ Prior to December 31, 2022, the contractual limit was 1.15%.
** Prior to December 31, 2022, the contractual limits were 1.55% and 1.20% for Class A and Institutional classes, respectively.
In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
In addition, the Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the Funds' management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.
Distribution Fees. The Class A, Class C, Class J, R-1, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds
Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .25%, and .10% for Class A,
Class C, Class J, R-1, R-3, and R-4 classes of shares, respectively.
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis)
attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .13% for Class J shares. The voluntary expense limit may be terminated at any time.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled monthly.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class
J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market
Period from September 1, 2022 through February 28, 2023
Class A Class C Class J Institutional Expiration
Spectrum Preferred and Capital Securities Income Fund
N/A N/A N/A .81 December 30, 2022
Period from September 1, 2022 through February 28, 2023
R-6 Expiration
Diversified Real Asset Fund .02% December 30, 2023
Edge MidCap Fund .02 December 30, 2023
Global Multi-Strategy Fund .02 December 30, 2023
International Equity Index Fund .04 December 30, 2023
International Small Company Fund .04 December 30, 2023
Small- MidCap Dividend Income Fund .02 December 30, 2023
Period from September 1, 2022 through February 28, 2023
Expiration
Blue Chip Fund .030% December 30, 2023
Bond Market Index Fund .015 December 30, 2023
Diversified Real Asset Fund .050 December 30, 2022
Edge MidCap Fund .050 December 30, 2022
Global Multi-Strategy Fund .040 December 30, 2022
Opportunistic Municipal Fund .060 December 30, 2022
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)

value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Diversified Real Asset Fund, Global Multi-Strategy Fund, Opportunistic Municipal Fund,
and Spectrum Preferred and Capital Securities Income Fund, and 5.50% for Blue Chip Fund, Edge MidCap Fund, Origin Emerging Markets
Fund, and Small-MidCap Dividend Income Fund. The aggregate amounts of these charges retained by the Distributor for the period ended
February 28, 2023, were as follows (amounts in thousands):
Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 8 years after purchase.
Affiliated Ownership. At February 28, 2023, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Financial Services, Inc. (an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust
Company (an affiliate of the Manager), and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):
Affiliated Brokerage Commissions. With respect to Spectrum Preferred and Capital Securities Income Fund, $38,000 of brokerage commission was paid to SAMI Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended February 28, 2023 .
6. Capital Share Transactions
The conversion of Class R-5 shares into Class R-6 shares (reflected in the statements of changes in net assets as Class R-5 shares as dollars redeemed and Class R-6 dollars sold) for the period ended February 28, 2023 were as follows (amounts in thousands):
7. Investment Transactions
For the period ended February 28, 2023, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
Class A Class C Class J
Blue Chip Fund $ 267 $ 14 $ 9
Bond Market Index Fund N/A N/A 1
Diversified Real Asset Fund 13 N/A N/A
Edge MidCap Fund 13 N/A N/A
Global Multi-Strategy Fund 3 N/A N/A
Opportunistic Municipal Fund 1 N/A N/A
Origin Emerging Markets Fund 2 N/A N/A
Small- MidCap Dividend Income Fund 18 1 N/A
Spectrum Preferred and Capital Securities Income Fund 44 5 1
Institutional R-6
Blue Chip Fund 501 37,244
Bond Market Index Fund 1,096 N/A
Diversified Real Asset Fund 81 10,387
Edge MidCap Fund 190 –
Global Multi-Strategy Fund – 810
Global Sustainable Listed Infrastructure Fund 962 N/A
International Equity Index Fund – 35,268
International Small Company Fund 140 324
Opportunistic Municipal Fund 61 N/A
Origin Emerging Markets Fund 62 127,384
Small- MidCap Dividend Income Fund 76 414
Small- MidCap Growth Fund 764 N/A
Spectrum Preferred and Capital Securities Income Fund – 3,587
Shares Dollars
Diversified Real Asset Fund 7,000 $78,000
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Blue Chip Fund $ 645,408 $ 589,964 $ — $ —
Bond Market Index Fund 1,248,703 879,976 — —
Diversified Real Asset Fund 1,076,024 1,616,392 10,183 14,097
Edge MidCap Fund 6,273 26,309 — —
Global Multi-Strategy Fund 225,728 232,963 30,977 24,094
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)

For the period ended February 28, 2023, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 28, 2023 and August
31, 2022 were as follows (amounts in thousands):
^ The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b)(5).
*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852 (b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of August 31, 2022, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Global Sustainable Listed Infrastructure Fund $ 16,266 $ 2,304 $ — $ —
International Equity Index Fund 189,695 275,712 — —
International Small Company Fund 217,055 261,744 — —
Opportunistic Municipal Fund 19,635 36,630 — —
Origin Emerging Markets Fund 991,549 720,977 — —
Small- MidCap Dividend Income Fund 366,952 179,494 — —
Small- MidCap Growth Fund 7,259 7,563 — —
Spectrum Preferred and Capital Securities Income Fund 334,990 706,392 — —
Purchases Sales
Covers on Securities
Sold Short Securities Sold Short
Bond Market Index Fund $ 760,783 $ 436,509 $ — $ —
Diversified Real Asset Fund 204,105 299,371 — —
Global Multi-Strategy Fund 9,251 4,293 4 4
Ordinary Income Tax-Exempt Income
Long-Term
Capital Gain
2023 2022 2023 2022^ 2023 2022*
Blue Chip Fund $ — $ 81,670 $ — $ — $ 57,147 $ 625,856
Bond Market Index Fund 38,726 17,934 — — — —
Diversified Real Asset Fund 210,679 274,667 — — 228,992 51,698
Edge MidCap Fund 2,809 19,208 — — 9,607 121,017
Global Multi-Strategy Fund 25,816 13,506 — — 23,477 8,044
Global Sustainable Listed Infrastructure Fund 123 — — — — —
International Equity Index Fund 26,394 38,588 — — 1,087 22,480
International Small Company Fund 8,570 16,651 — — — 82,775
Opportunistic Municipal Fund — 31 2,625 5,844 — —
Origin Emerging Markets Fund 69,003 74,003 — — — 68,186
Small- MidCap Dividend Income Fund 16,644 13,607 — — 40,138 —
Small- MidCap Growth Fund — 1,503 — — — 1,495
Spectrum Preferred and Capital Securities Income Fund 179,646 346,751 — — — —
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Blue Chip Fund $ — $ — $ 57,172 $ — $ 1,627,988 $ — $ 1,685,160
Bond Market Index Fund 14,015 — — (12,988) (97,430) — (96,403)
Diversified Real Asset Fund 186,082 — 228,978 — (166,536) (24) 248,500
Edge MidCap Fund 2,411 — 9,606 — (4,426) — 7,591
Global Multi-Strategy Fund 16,151 — 25,066 — (31,196) (1,679) 8,342
International Equity Index Fund 19,694 — — (2,327) 7,163 — 24,530
7. Investment Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)

*Represents book-to-tax accounting differences related to straddle loss deferrals, constructive sale gain recognition, defaulted securities, inverse floating rate securities, contingent convertible bonds, short sales, and perpetual bonds.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of August 31, 2022, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company
Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of the loss retained.
For the year ended August 31, 2022 , the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. As of August 31, 2022 , the Funds had late-year capital and ordinary losses as follows (amounts in thousands):
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31,
2022, the Funds recorded reclassifications as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
International Small Company Fund 5,776 — — (22,219) (83,712) — (100,155)
Opportunistic Municipal Fund — 74 — (9,963) (9,925) (190) (20,004)
Origin Emerging Markets Fund 68,990 — — (236,909) (533,788) — (701,707)
Small- MidCap Dividend Income Fund 10,715 — 34,129 — 236,478 — 281,322
Small- MidCap Growth Fund — — — (1,127) 566 — (561)
Spectrum Preferred and Capital Securities Income Fund 5,350 — — (25,971) (611,827) 57,928 (574,520)
Short-Term Long-Term Total
Bond Market Index Fund $ 8,948 $ 4,040 $ 12,988
Opportunistic Municipal Fund 7,985 1,978 9,963
Origin Emerging Markets Fund 236,909 — 236,909
Spectrum Preferred and Capital Securities Income Fund 8,526 17,445 25,971
Utilized
Diversified Real Asset Fund $ 14,467
Small- MidCap Dividend Income Fund 10,166
Spectrum Preferred and Capital Securities Income Fund 20,879
Late Year
Ordinary Loss
Post October
Capital Loss
International Equity Index Fund $ – $ 2,327
International Small Company Fund – 22,219
Small- MidCap Growth Fund 35 1,092
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Blue Chip Fund $ (34,036) $ 34,036
Diversified Real Asset Fund 64,281 (64,281)
Edge MidCap Fund (90,945) 90,945
Global Multi-Strategy Fund 4,310 (4,310)
International Equity Index Fund (1) 1
International Small Company Fund 10 (10)
Origin Emerging Markets Fund 26 (26)
Small- MidCap Dividend Income Fund (3,527) 3,527
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)

Federal Income Tax Basis. As of February 28, 2023, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Blue Chip Fund $ 2,096,711 $ (510,267) $ 1,586,444 $ 7,027,399
Bond Market Index Fund 5,238 (166,363) (161,125) 2,729,665
Diversified Real Asset Fund 142,793 (374,421) (231,628) 3,975,016
Edge MidCap Fund 10,856 (10,416) 440 96,070
Global Multi-Strategy Fund 26,381 (47,225) (20,844) 410,312
Global Sustainable Listed Infrastructure Fund 677 (659) 18 14,929
International Equity Index Fund 231,850 (120,929) 110,921 910,640
International Small Company Fund 60,625 (71,753) (11,128) 724,716
Opportunistic Municipal Fund 1,142 (12,893) (11,751) 134,524
Origin Emerging Markets Fund 202,433 (523,655) (321,222) 2,798,759
Small- MidCap Dividend Income Fund 333,330 (52,254) 281,076 1,032,931
Small- MidCap Growth Fund 974 (248) 726 7,677
Spectrum Preferred and Capital Securities Income Fund 28,640 (631,882) (603,242) 6,686,434
8. Federal Tax Information (continued)

Schedule of Investments
Blue Chip Fund
February 28, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .23 % Shares Held Value (000's)
Money Market Funds - 0 .23%
BlackRock Liquidity FedFund - Institutional
Class 4.42%
(a),(b)
11,333,603 $ 11,334
Principal Government Money Market Fund -
Class R-6 4.48%
(a),(b),(c)
8,481,481 8,481
$ 19,815
TOTAL INVESTMENT COMPANIES $ 19,815
COMMON STOCKS - 99 .95 % Shares Held Value (000's)
Aerospace & Defense - 5 .51%
TransDigm Group Inc 637,268 $ 474,045
Chemicals - 2 .48%
New Linde PLC 430,552 149,991
Sherwin-Williams Co/The 285,166 63,123
$ 213,114
Commercial Services - 8 .57%
CoStar Group Inc
(d)
3,082,387 217,801
Moody's Corp 1,099,270 318,953
S&P Global Inc 587,039 200,298
$ 737,052
Distribution & Wholesale - 1 .99%
Copart Inc
(d)
2,430,931 171,283
Diversified Financial Services - 13 .28%
Brookfield Asset Management Ltd
(e)
2,576,839 86,633
Brookfield Reinsurance Ltd
(d)
62,308 2,082
Charles Schwab Corp/The 2,775,507 216,268
Mastercard Inc 1,154,438 410,160
Visa Inc 1,938,268 426,303
$ 1,141,446
Healthcare - Products - 5 .38%
Danaher Corp 1,384,882 342,800
IDEXX Laboratories Inc
(d)
200,574 94,919
Intuitive Surgical Inc
(d)
108,509 24,891
$ 462,610
Insurance - 4 .05%
Progressive Corp/The 2,424,794 348,007
Internet - 14 .93%
Alphabet Inc - A Shares
(d)
1,006,636 90,657
Alphabet Inc - C Shares
(d)
4,370,321 394,640
Amazon.com Inc
(d)
6,061,983 571,221
Netflix Inc
(d)
706,187 227,484
$ 1,284,002
Lodging - 2 .72%
Hilton Worldwide Holdings Inc 1,615,496 233,455
Pharmaceuticals - 2 .08%
Zoetis Inc 1,073,420 179,261
Private Equity - 6 .21%
Brookfield Corp 10,821,685 359,821
KKR & Co Inc 3,085,018 173,841
$ 533,662
REITs - 4 .46%
American Tower Corp 1,825,981 361,563
SBA Communications Corp 85,163 22,087
$ 383,650
Retail - 3 .88%
CarMax Inc
(d)
923,489 63,758
Costco Wholesale Corp 175,846 85,141
O'Reilly Automotive Inc
(d)
222,853 184,990
$ 333,889
Semiconductors - 0 .50%
NVIDIA Corp 183,569 42,617
Software - 20 .80%
Adobe Inc
(d)
931,481 301,753
Intuit Inc 769,300 313,244
Microsoft Corp 3,785,441 944,165
Roper Technologies Inc 498,618 214,505
Salesforce Inc
(d)
78,516 12,846
Snowflake Inc - Class A
(d)
14,229 2,197
$ 1,788,710
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 3 .11%
Union Pacific Corp 1,289,199 $ 267,225
TOTAL COMMON STOCKS $ 8,594,028
Total Investments $ 8,613,843
Other Assets and Liabilities -  (0.18)% (15,368)
TOTAL NET ASSETS - 100.00% $ 8,598,475
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $19,814 or 0.23% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $19,449 or 0.23% of net assets.
Portfolio Summary
Sector Percent
Financial 28 .00%
Technology 21 .30%
Consumer, Non-cyclical 16 .03%
Communications 14 .93%
Industrial 8 .62%
Consumer, Cyclical 8 .59%
Basic Materials 2 .48%
Money Market Funds 0 .23%
Other Assets and Liabilities
( 0 .18 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Blue Chip Fund
February 28, 2023 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2022 Purchases Sales February 28, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.48% $ — $ 265,849 $ 257,368 $ 8,481
Principal Government Money Market Fund - Institutional Class 4.43% 43,475 228,016 271,491 —
$ 43,475 $ 493,865 $ 528,859 $ 8,481
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.48% $ 453 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.43% 82 — — —
$ 535 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 7.36% Shares Held Value (000's)
Exchange-Traded Funds - 0.77%
iShares Core U.S. Aggregate Bond ETF 100,000 $ 9,731
iShares iBoxx $ Investment Grade Corporate
Bond ETF
85,000 9,003
$ 18,734
Money Market Funds - 6.59%
BlackRock Liquidity FedFund - Institutional
Class 4.42%
(a),(b)
6,298,910 6,299
Principal Government Money Market Fund -
Class R-6 4.48%
(a),(b),(c)
153,955,831 153,956
$ 160,255
TOTAL INVESTMENT COMPANIES $ 178,989
BONDS - 29.00%
Principal
Amount (000's) Value (000's)
Advertising - 0.01%
Interpublic Group of Cos Inc/The
2.40%, 03/01/2031 $ 60 $ 48
Omnicom Group Inc
2.45%, 04/30/2030 155 129
2.60%, 08/01/2031 35 29
WPP Finance 2010
3.75%, 09/19/2024 75 73
$ 279
Aerospace & Defense - 0.55%
Boeing Co/The
2.70%, 02/01/2027 110 100
2.75%, 02/01/2026 785 728
2.80%, 03/01/2024 200 195
2.95%, 02/01/2030 140 119
3.25%, 02/01/2028 685 620
3.50%, 03/01/2039 200 148
3.63%, 02/01/2031 85 75
3.95%, 08/01/2059 290 201
5.04%, 05/01/2027 315 310
5.15%, 05/01/2030 1,000 968
5.71%, 05/01/2040 120 114
5.81%, 05/01/2050 505 480
5.88%, 02/15/2040 100 98
5.93%, 05/01/2060 350 327
General Dynamics Corp
1.15%, 06/01/2026 760 673
2.25%, 06/01/2031 640 533
3.25%, 04/01/2025 780 751
3.50%, 05/15/2025 235 227
4.25%, 04/01/2040 155 141
L3Harris Technologies Inc
1.80%, 01/15/2031 35 27
Lockheed Martin Corp
3.90%, 06/15/2032 75 69
4.07%, 12/15/2042 105 92
4.09%, 09/15/2052 162 139
4.15%, 06/15/2053 765 658
4.70%, 05/15/2046 75 71
4.95%, 10/15/2025 740 741
5.10%, 11/15/2027 155 157
5.25%, 01/15/2033 155 159
5.70%, 11/15/2054 155 168
Northrop Grumman Corp
3.20%, 02/01/2027 130 122
4.70%, 03/15/2033 160 154
4.95%, 03/15/2053 120 113
5.25%, 05/01/2050 600 593
Raytheon Technologies Corp
1.90%, 09/01/2031 155 121
2.38%, 03/15/2032 60 48
2.82%, 09/01/2051 150 99
3.03%, 03/15/2052 60 41
3.20%, 03/15/2024 875 857
4.05%, 05/04/2047 610 507
4.13%, 11/16/2028 270 257
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Raytheon Technologies Corp   (continued)
4.70%, 12/15/2041 $ 350 $ 320
5.00%, 02/27/2026 410 409
5.15%, 02/27/2033 410 408
5.38%, 02/27/2053 305 306
$ 13,444
Agriculture - 0.33%
Altria Group Inc
2.35%, 05/06/2025 65 61
2.45%, 02/04/2032 60 45
3.40%, 05/06/2030 1,125 969
3.70%, 02/04/2051 60 38
3.88%, 09/16/2046 410 275
4.00%, 02/04/2061 60 40
5.38%, 01/31/2044 375 327
5.80%, 02/14/2039 350 323
Archer-Daniels-Midland Co
2.70%, 09/15/2051 60 40
2.90%, 03/01/2032 130 112
BAT Capital Corp
2.26%, 03/25/2028 150 126
2.73%, 03/25/2031 150 117
2.79%, 09/06/2024 210 201
3.22%, 08/15/2024 1,200 1,157
3.46%, 09/06/2029 210 180
3.98%, 09/25/2050 390 256
4.39%, 08/15/2037 540 419
4.54%, 08/15/2047 400 287
BAT International Finance PLC
1.67%, 03/25/2026 150 133
Bunge Ltd Finance Corp
2.75%, 05/14/2031 60 49
Philip Morris International Inc
0.88%, 05/01/2026 85 74
1.75%, 11/01/2030 85 66
4.13%, 03/04/2043 300 237
4.88%, 02/13/2026 400 396
5.13%, 11/17/2027 580 577
5.63%, 11/17/2029 580 588
5.75%, 11/17/2032 290 293
Reynolds American Inc
4.45%, 06/12/2025 220 214
5.70%, 08/15/2035 50 46
5.85%, 08/15/2045 375 322
$ 7,968
Airlines - 0.02%
American Airlines 2019-1 Class AA Pass Through
Trust
3.15%, 08/15/2033 117 102
Delta Air Lines 2020-1 Class AA Pass Through
Trust
2.00%, 06/10/2028 264 231
Southwest Airlines Co
3.00%, 11/15/2026 80 74
5.25%, 05/04/2025 130 129
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 62 52
$ 588
Apparel - 0.01%
NIKE Inc
2.40%, 03/27/2025 155 148
3.25%, 03/27/2040 155 124
$ 272

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers - 0.55%
American Honda Finance Corp
0.55%, 07/12/2024 $ 755 $ 708
1.20%, 07/08/2025 160 146
1.30%, 09/09/2026 60 53
2.15%, 09/10/2024 1,000 954
2.25%, 01/12/2029 65 56
4.70%, 01/12/2028 160 158
Cummins Inc
4.88%, 10/01/2043 25 24
General Motors Co
4.00%, 04/01/2025 120 116
4.20%, 10/01/2027 700 662
5.15%, 04/01/2038 160 138
5.20%, 04/01/2045 85 70
5.40%, 04/01/2048 65 54
5.95%, 04/01/2049 230 206
6.25%, 10/02/2043 305 287
General Motors Financial Co Inc
1.05%, 03/08/2024 810 774
1.20%, 10/15/2024 155 144
1.25%, 01/08/2026 655 579
1.50%, 06/10/2026 60 52
2.35%, 02/26/2027 240 212
2.35%, 01/08/2031 55 42
2.40%, 04/10/2028 60 51
2.40%, 10/15/2028 155 130
2.70%, 06/10/2031 60 47
3.80%, 04/07/2025 1,105 1,063
3.95%, 04/13/2024 940 922
4.00%, 10/06/2026 75 71
4.35%, 01/17/2027 810 774
5.25%, 03/01/2026 200 198
6.00%, 01/09/2028 160 161
Honda Motor Co Ltd
2.53%, 03/10/2027 135 124
PACCAR Financial Corp
1.80%, 02/06/2025 100 94
3.55%, 08/11/2025 65 63
Toyota Motor Corp
1.34%, 03/25/2026 115 103
Toyota Motor Credit Corp
0.50%, 06/18/2024 660 621
0.80%, 10/16/2025 555 498
1.15%, 08/13/2027 160 136
1.65%, 01/10/2031 55 44
1.80%, 02/13/2025 655 614
1.90%, 01/13/2027 65 58
1.90%, 09/12/2031 660 529
2.00%, 10/07/2024 145 138
3.65%, 08/18/2025 355 343
4.40%, 09/20/2024 120 118
4.45%, 06/29/2029 205 200
4.55%, 09/20/2027 490 482
4.63%, 01/12/2028 320 316
$ 13,333
Automobile Parts & Equipment - 0.02%
Aptiv PLC / Aptiv Corp
3.25%, 03/01/2032 160 133
BorgWarner Inc
4.38%, 03/15/2045 300 231
$ 364
Banks - 6.15%
Banco Santander SA
1.85%, 03/25/2026 400 355
2.75%, 05/28/2025 800 750
3.49%, 05/28/2030 200 172
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Santander SA   (continued)
4.18%, 03/24/2028
(d)
$ 600 $ 561
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.00%
5.29%, 08/18/2027 200 196
Bank of America Corp
0.98%, 04/22/2025
(d)
815 770
Secured Overnight Financing Rate + 0.69%
0.98%, 09/25/2025
(d)
150 139
Secured Overnight Financing Rate + 0.91%
1.32%, 06/19/2026
(d)
310 281
Secured Overnight Financing Rate + 1.15%
1.66%, 03/11/2027
(d)
210 187
Secured Overnight Financing Rate + 0.91%
1.73%, 07/22/2027
(d)
115 101
Secured Overnight Financing Rate + 0.96%
1.90%, 07/23/2031
(d)
980 764
Secured Overnight Financing Rate + 1.53%
1.92%, 10/24/2031
(d)
205 159
Secured Overnight Financing Rate + 1.37%
2.02%, 02/13/2026
(d)
1,065 991
3 Month USD LIBOR + 0.64%
2.09%, 06/14/2029
(d)
60 50
Secured Overnight Financing Rate + 1.06%
2.30%, 07/21/2032
(d)
115 90
Secured Overnight Financing Rate + 1.22%
2.46%, 10/22/2025
(d)
300 285
3 Month USD LIBOR + 0.87%
2.48%, 09/21/2036
(d)
870 652
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.50%, 02/13/2031
(d)
225 186
3 Month USD LIBOR + 0.99%
2.55%, 02/04/2028
(d)
255 228
Secured Overnight Financing Rate + 1.05%
2.57%, 10/20/2032
(d)
260 207
Secured Overnight Financing Rate + 1.21%
2.65%, 03/11/2032
(d)
175 142
Secured Overnight Financing Rate + 1.22%
2.68%, 06/19/2041
(d)
465 319
Secured Overnight Financing Rate + 1.93%
2.83%, 10/24/2051
(d)
75 48
Secured Overnight Financing Rate + 1.88%
2.88%, 10/22/2030
(d)
650 550
3 Month USD LIBOR + 1.19%
2.97%, 02/04/2033
(d)
130 106
Secured Overnight Financing Rate + 1.33%
2.97%, 07/21/2052
(d)
115 75
Secured Overnight Financing Rate + 1.56%
3.19%, 07/23/2030
(d)
1,060 921
3 Month USD LIBOR + 1.18%
3.25%, 10/21/2027 350 322
3.31%, 04/22/2042
(d)
715 532
Secured Overnight Financing Rate + 1.58%
3.37%, 01/23/2026
(d)
700 670
3 Month USD LIBOR + 0.81%
3.38%, 04/02/2026
(d)
65 62
Secured Overnight Financing Rate + 1.33%
3.42%, 12/20/2028
(d)
500 455
3 Month USD LIBOR + 1.04%
3.46%, 03/15/2025
(d)
2,190 2,140
3 Month USD LIBOR + 0.97%
3.48%, 03/13/2052
(d)
630 462
Secured Overnight Financing Rate + 1.65%
3.84%, 04/25/2025
(d)
600 588
Secured Overnight Financing Rate + 1.11%

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp   (continued)
3.85%, 03/08/2037
(d)
$ 700 $ 591
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
3.95%, 01/23/2049
(d)
550 437
3 Month USD LIBOR + 1.19%
3.97%, 03/05/2029
(d)
75 70
3 Month USD LIBOR + 1.07%
3.97%, 02/07/2030
(d)
600 549
3 Month USD LIBOR + 1.21%
4.00%, 01/22/2025 90 88
4.33%, 03/15/2050
(d)
255 214
3 Month USD LIBOR + 1.52%
4.38%, 04/27/2028
(d)
175 167
Secured Overnight Financing Rate + 1.58%
4.57%, 04/27/2033
(d)
115 107
Secured Overnight Financing Rate + 1.83%
4.83%, 07/22/2026
(d)
885 871
Secured Overnight Financing Rate + 1.75%
5.00%, 01/21/2044 75 71
5.02%, 07/22/2033
(d),(e)
585 563
Secured Overnight Financing Rate + 2.16%
5.08%, 01/20/2027
(d)
570 564
Secured Overnight Financing Rate + 1.29%
5.88%, 02/07/2042 60 62
6.11%, 01/29/2037 250 257
Bank of Montreal
0.95%, 01/22/2027
(d)
55 48
Secured Overnight Financing Rate + 0.60%
1.85%, 05/01/2025 160 148
3.09%, 01/10/2037
(d)
125 98
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.40%
3.70%, 06/07/2025 70 68
4.25%, 09/14/2024 435 427
4.70%, 09/14/2027 435 425
Bank of New York Mellon Corp/The
0.50%, 04/26/2024 150 142
0.75%, 01/28/2026 60 53
1.65%, 07/14/2028 245 209
1.80%, 07/28/2031 600 468
2.05%, 01/26/2027
(e)
65 58
2.50%, 01/26/2032 65 53
3.35%, 04/25/2025 65 63
3.99%, 06/13/2028
(d)
70 67
Secured Overnight Financing Rate + 1.15%
4.41%, 07/24/2026
(d)
665 652
Secured Overnight Financing Rate + 1.35%
4.54%, 02/01/2029
(d)
370 360
Secured Overnight Financing Rate + 1.17%
5.83%, 10/25/2033
(d)
155 161
Secured Overnight Financing Rate + 2.07%
Bank of Nova Scotia/The
1.05%, 03/02/2026 60 53
1.30%, 06/11/2025 155 142
1.30%, 09/15/2026 260 226
1.45%, 01/10/2025 175 163
2.15%, 08/01/2031 60 48
4.50%, 12/16/2025 60 58
4.85%, 02/01/2030 615 597
5.25%, 12/06/2024 155 155
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC
2.65%, 06/24/2031
(d)
$ 1,600 $ 1,274
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
3.56%, 09/23/2035
(d)
200 159
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
3.81%, 03/10/2042
(d)
200 145
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
4.38%, 01/12/2026 380 367
4.97%, 05/16/2029
(d)
750 714
3 Month USD LIBOR + 1.90%
5.50%, 08/09/2028
(d)
800 784
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.65%
7.33%, 11/02/2026
(d)
310 321
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.05%
7.44%, 11/02/2033
(d)
310 335
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Canadian Imperial Bank of Commerce
1.25%, 06/22/2026 60 53
3.30%, 04/07/2025 250 240
Citigroup Inc
0.98%, 05/01/2025
(d)
385 364
Secured Overnight Financing Rate + 0.67%
1.12%, 01/28/2027
(d)
60 53
Secured Overnight Financing Rate + 0.77%
1.28%, 11/03/2025
(d)
295 274
Secured Overnight Financing Rate + 0.53%
1.46%, 06/09/2027
(d)
885 774
Secured Overnight Financing Rate + 0.77%
2.01%, 01/25/2026
(d)
380 354
Secured Overnight Financing Rate + 0.69%
2.52%, 11/03/2032
(d)
155 122
Secured Overnight Financing Rate + 1.18%
2.56%, 05/01/2032
(d)
200 161
Secured Overnight Financing Rate + 1.17%
2.57%, 06/03/2031
(d)
310 254
Secured Overnight Financing Rate + 2.11%
2.90%, 11/03/2042
(d)
60 42
Secured Overnight Financing Rate + 1.38%
2.98%, 11/05/2030
(d)
150 128
Secured Overnight Financing Rate + 1.42%
3.06%, 01/25/2033
(d)
1,130 928
Secured Overnight Financing Rate + 1.35%
3.20%, 10/21/2026 875 814
3.35%, 04/24/2025
(d)
600 584
3 Month USD LIBOR + 0.90%
3.52%, 10/27/2028
(d)
125 114
3 Month USD LIBOR + 1.15%
3.70%, 01/12/2026 110 105
3.75%, 06/16/2024 400 392
3.79%, 03/17/2033
(d)
830 722
Secured Overnight Financing Rate + 1.94%
3.88%, 01/24/2039
(d)
220 181
3 Month USD LIBOR + 1.17%
4.13%, 07/25/2028 620 580
4.28%, 04/24/2048
(d)
100 85
3 Month USD LIBOR + 1.84%
4.30%, 11/20/2026 75 72
4.40%, 06/10/2025 600 587
4.45%, 09/29/2027 875 836
4.65%, 07/30/2045 115 102

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc   (continued)
4.66%, 05/24/2028
(d)
$ 835 $ 808
Secured Overnight Financing Rate + 1.89%
4.91%, 05/24/2033
(d)
165 156
Secured Overnight Financing Rate + 2.09%
5.61%, 09/29/2026
(d)
625 625
Secured Overnight Financing Rate + 1.55%
6.27%, 11/17/2033
(d)
310 325
Secured Overnight Financing Rate + 2.34%
6.68%, 09/13/2043 360 397
Citizens Bank NA/Providence RI
6.06%, 10/24/2025
(d)
310 312
Secured Overnight Financing Rate + 1.45%
Cooperatieve Rabobank UA
5.25%, 05/24/2041 185 193
Cooperatieve Rabobank UA/NY
3.88%, 08/22/2024 250 245
5.00%, 01/13/2025 1,000 997
Credit Suisse AG/New York NY
5.00%, 07/09/2027 500 458
7.95%, 01/09/2025 320 323
Credit Suisse Group AG
3.75%, 03/26/2025 500 457
Deutsche Bank AG/New York NY
2.13%, 11/24/2026
(d)
600 538
Secured Overnight Financing Rate + 1.87%
4.10%, 01/13/2026 250 239
5.37%, 09/09/2027 255 253
6.12%, 07/14/2026
(d)
700 698
Secured Overnight Financing Rate + 3.19%
6.72%, 01/18/2029
(d)
320 323
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(d)
320 312
Secured Overnight Financing Rate + 3.65%
Fifth Third Bancorp
4.06%, 04/25/2028
(d)
275 262
Secured Overnight Financing Rate + 1.36%
Fifth Third Bank NA
5.85%, 10/27/2025
(d)
1,000 1,005
Secured Overnight Financing Rate + 1.23%
Goldman Sachs Group Inc/The
0.86%, 02/12/2026
(d)
245 222
Secured Overnight Financing Rate + 0.61%
1.09%, 12/09/2026
(d)
395 348
Secured Overnight Financing Rate + 0.79%
1.43%, 03/09/2027
(d)
1,115 983
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(d)
60 52
Secured Overnight Financing Rate + 0.82%
1.95%, 10/21/2027
(d)
235 206
Secured Overnight Financing Rate + 0.91%
1.99%, 01/27/2032
(d)
355 273
Secured Overnight Financing Rate + 1.09%
2.38%, 07/21/2032
(d)
935 734
Secured Overnight Financing Rate + 1.25%
2.60%, 02/07/2030 590 496
2.62%, 04/22/2032
(d)
115 92
Secured Overnight Financing Rate + 1.28%
2.64%, 02/24/2028
(d)
185 165
Secured Overnight Financing Rate + 1.11%
2.65%, 10/21/2032
(d)
760 606
Secured Overnight Financing Rate + 1.26%
2.91%, 07/21/2042
(d)
115 79
Secured Overnight Financing Rate + 1.47%
3.10%, 02/24/2033
(d)
210 173
Secured Overnight Financing Rate + 1.41%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The   (continued)
3.21%, 04/22/2042
(d)
$ 60 $ 44
Secured Overnight Financing Rate + 1.51%
3.27%, 09/29/2025
(d)
675 649
3 Month USD LIBOR + 1.20%
3.44%, 02/24/2043
(d)
200 149
Secured Overnight Financing Rate + 1.63%
3.50%, 01/23/2025 375 362
3.69%, 06/05/2028
(d)
890 827
3 Month USD LIBOR + 1.51%
3.75%, 02/25/2026 75 72
3.81%, 04/23/2029
(d)
75 69
3 Month USD LIBOR + 1.16%
3.85%, 01/26/2027 110 104
4.00%, 03/03/2024 300 296
4.22%, 05/01/2029
(d)
500 468
3 Month USD LIBOR + 1.30%
4.41%, 04/23/2039
(d)
175 152
3 Month USD LIBOR + 1.43%
4.48%, 08/23/2028
(d)
445 426
Secured Overnight Financing Rate + 1.73%
4.75%, 10/21/2045 750 671
5.15%, 05/22/2045 450 417
6.25%, 02/01/2041 220 235
6.75%, 10/01/2037 785 836
HSBC Holdings PLC
0.98%, 05/24/2025
(d)
500 470
Secured Overnight Financing Rate + 0.71%
1.59%, 05/24/2027
(d)
500 437
Secured Overnight Financing Rate + 1.29%
1.65%, 04/18/2026
(d)
240 220
Secured Overnight Financing Rate + 1.54%
2.01%, 09/22/2028
(d)
300 254
Secured Overnight Financing Rate + 1.73%
2.10%, 06/04/2026
(d)
310 285
Secured Overnight Financing Rate + 1.93%
2.36%, 08/18/2031
(d)
200 158
Secured Overnight Financing Rate + 1.95%
2.63%, 11/07/2025
(d)
225 213
Secured Overnight Financing Rate + 1.40%
2.80%, 05/24/2032
(d)
600 479
Secured Overnight Financing Rate + 1.19%
2.85%, 06/04/2031
(d)
200 165
Secured Overnight Financing Rate + 2.39%
3.90%, 05/25/2026 300 286
3.97%, 05/22/2030
(d)
300 269
3 Month USD LIBOR + 1.61%
4.18%, 12/09/2025
(d)
200 195
Secured Overnight Financing Rate + 1.51%
4.58%, 06/19/2029
(d)
540 507
3 Month USD LIBOR + 1.53%
4.76%, 06/09/2028
(d)
500 480
Secured Overnight Financing Rate + 2.11%
5.40%, 08/11/2033
(d)
900 863
Secured Overnight Financing Rate + 2.87%
6.50%, 09/15/2037 100 103
7.39%, 11/03/2028
(d)
310 327
Secured Overnight Financing Rate + 3.35%
HSBC USA Inc
3.50%, 06/23/2024 500 487
Huntington National Bank/The
5.65%, 01/10/2030 310 313
ING Groep NV
1.73%, 04/01/2027
(d)
1,300 1,154
Secured Overnight Financing Rate + 1.01%
3.55%, 04/09/2024 900 880
4.55%, 10/02/2028 300 286

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
0.77%, 08/09/2025
(d)
$ 115 $ 107
Secured Overnight Financing Rate + 0.49%
0.82%, 06/01/2025
(d)
370 347
Secured Overnight Financing Rate + 0.54%
0.97%, 06/23/2025
(d)
115 108
CME Term Secured Overnight Financing
Rate 3 Month + 0.58%
1.04%, 02/04/2027
(d)
115 101
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(d)
135 120
Secured Overnight Financing Rate + 0.80%
1.47%, 09/22/2027
(d)
245 212
Secured Overnight Financing Rate + 0.77%
1.58%, 04/22/2027
(d)
115 102
Secured Overnight Financing Rate + 0.89%
1.76%, 11/19/2031
(d)
135 104
CME Term Secured Overnight Financing
Rate 3 Month + 1.11%
1.95%, 02/04/2032
(d)
115 89
Secured Overnight Financing Rate + 1.07%
2.01%, 03/13/2026
(d)
855 795
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
2.07%, 06/01/2029
(d)
855 721
Secured Overnight Financing Rate + 1.02%
2.08%, 04/22/2026
(d)
845 785
Secured Overnight Financing Rate + 1.85%
2.18%, 06/01/2028
(d)
820 717
Secured Overnight Financing Rate + 1.89%
2.30%, 10/15/2025
(d)
320 303
Secured Overnight Financing Rate + 1.16%
2.53%, 11/19/2041
(d)
65 44
Secured Overnight Financing Rate + 1.51%
2.55%, 11/08/2032
(d)
420 336
Secured Overnight Financing Rate + 1.18%
2.58%, 04/22/2032
(d)
115 93
Secured Overnight Financing Rate + 1.25%
2.96%, 05/13/2031
(d)
575 483
Secured Overnight Financing Rate + 2.52%
3.11%, 04/22/2041
(d)
235 173
Secured Overnight Financing Rate + 2.46%
3.11%, 04/22/2051
(d)
235 160
Secured Overnight Financing Rate + 2.44%
3.13%, 01/23/2025 100 96
3.22%, 03/01/2025
(d)
2,230 2,176
3 Month USD LIBOR + 1.16%
3.33%, 04/22/2052
(d)
115 82
Secured Overnight Financing Rate + 1.58%
3.51%, 01/23/2029
(d)
590 540
3 Month USD LIBOR + 0.95%
3.88%, 09/10/2024 75 73
3.88%, 07/24/2038
(d)
100 83
3 Month USD LIBOR + 1.36%
3.96%, 11/15/2048
(d)
825 662
3 Month USD LIBOR + 1.38%
4.01%, 04/23/2029
(d)
200 186
3 Month USD LIBOR + 1.12%
4.20%, 07/23/2029
(d)
230 216
3 Month USD LIBOR + 1.26%
4.32%, 04/26/2028
(d)
1,200 1,150
Secured Overnight Financing Rate + 1.56%
4.57%, 06/14/2030
(d)
305 290
Secured Overnight Financing Rate + 1.75%
4.59%, 04/26/2033
(d)
135 126
Secured Overnight Financing Rate + 1.80%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co   (continued)
4.85%, 07/25/2028
(d)
$ 815 $ 796
Secured Overnight Financing Rate + 1.99%
4.91%, 07/25/2033
(d)
435 416
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 430 395
5.55%, 12/15/2025
(d)
310 310
Secured Overnight Financing Rate + 1.07%
5.60%, 07/15/2041 370 377
5.72%, 09/14/2033
(d)
255 253
Secured Overnight Financing Rate + 2.58%
6.40%, 05/15/2038 600 657
KeyBank NA/Cleveland OH
5.85%, 11/15/2027 775 793
KeyCorp
2.25%, 04/06/2027 110 98
3.88%, 05/23/2025
(d)
175 171
Secured Overnight Financing Rate + 1.25%
Korea Development Bank/The
0.40%, 06/19/2024 200 188
0.80%, 04/27/2026 200 174
3.00%, 01/13/2026 400 376
4.00%, 09/08/2025 1,000 970
4.38%, 02/15/2028 315 309
Kreditanstalt fuer Wiederaufbau
0.00%, 06/29/2037
(f)
250 137
0.25%, 03/08/2024 525 499
0.38%, 07/18/2025 315 285
0.50%, 09/20/2024 925 862
0.63%, 01/22/2026 905 809
1.00%, 10/01/2026 90 80
1.25%, 01/31/2025 625 584
2.00%, 05/02/2025 300 283
2.50%, 11/20/2024 500 479
2.88%, 04/03/2028 600 561
3.00%, 05/20/2027 630 597
3.13%, 06/10/2025 705 680
3.75%, 02/15/2028
(e)
510 498
Landwirtschaftliche Rentenbank
0.88%, 03/30/2026 575 514
1.75%, 07/27/2026 200 182
2.00%, 01/13/2025 400 379
2.38%, 06/10/2025 230 218
3.88%, 09/28/2027 320 313
Lloyds Banking Group PLC
3.57%, 11/07/2028
(d)
200 181
3 Month USD LIBOR + 1.21%
3.87%, 07/09/2025
(d)
210 205
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
3.90%, 03/12/2024 200 197
4.34%, 01/09/2048 400 309
4.58%, 12/10/2025 575 553
4.65%, 03/24/2026 675 650
4.98%, 08/11/2033
(d)
200 186
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
5.30%, 12/01/2045 300 267
5.87%, 03/06/2029
(d),(g)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
Mitsubishi UFJ Financial Group Inc
0.95%, 07/19/2025
(d)
800 747
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%
1.41%, 07/17/2025 200 182

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mitsubishi UFJ Financial Group Inc   (continued)
1.54%, 07/20/2027
(d)
$ 800 $ 700
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
1.64%, 10/13/2027
(d)
200 174
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.67%
2.19%, 02/25/2025 200 187
2.56%, 02/25/2030 600 502
2.80%, 07/18/2024 200 193
3.20%, 07/18/2029 200 176
3.75%, 07/18/2039 200 168
4.08%, 04/19/2028
(d)
600 569
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
4.32%, 04/19/2033
(d)
200 182
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
4.79%, 07/18/2025
(d)
750 740
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
5.13%, 07/20/2033
(d)
700 676
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.13%
5.35%, 09/13/2028
(d)
255 252
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.90%
Mizuho Financial Group Inc
2.20%, 07/10/2031
(d)
200 158
Secured Overnight Financing Rate + 1.77%
2.23%, 05/25/2026
(d)
700 646
3 Month USD LIBOR + 0.83%
2.84%, 07/16/2025
(d)
400 382
Secured Overnight Financing Rate + 1.24%
3.15%, 07/16/2030
(d)
700 603
3 Month USD LIBOR + 1.13%
5.41%, 09/13/2028
(d)
255 254
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.05%
5.74%, 05/27/2031
(d)
320 320
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
Morgan Stanley
0.79%, 05/30/2025
(d)
715 670
Secured Overnight Financing Rate + 0.53%
0.99%, 12/10/2026
(d)
80 70
Secured Overnight Financing Rate + 0.72%
1.16%, 10/21/2025
(d)
200 185
Secured Overnight Financing Rate + 0.56%
1.51%, 07/20/2027
(d)
115 100
Secured Overnight Financing Rate + 0.86%
1.59%, 05/04/2027
(d)
155 137
Secured Overnight Financing Rate + 0.88%
1.79%, 02/13/2032
(d)
1,135 864
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(d)
95 73
Secured Overnight Financing Rate + 1.02%
2.19%, 04/28/2026
(d)
700 652
Secured Overnight Financing Rate + 1.99%
2.24%, 07/21/2032
(d)
115 89
Secured Overnight Financing Rate + 1.18%
2.48%, 01/21/2028
(d)
40 36
Secured Overnight Financing Rate + 1.00%
2.48%, 09/16/2036
(d)
810 604
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(d)
130 103
Secured Overnight Financing Rate + 1.20%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley   (continued)
2.70%, 01/22/2031
(d)
$ 175 $ 146
Secured Overnight Financing Rate + 1.14%
2.72%, 07/22/2025
(d)
855 820
Secured Overnight Financing Rate + 1.15%
2.80%, 01/25/2052
(d)
210 135
Secured Overnight Financing Rate + 1.43%
2.94%, 01/21/2033
(d)
90 74
Secured Overnight Financing Rate + 1.29%
3.13%, 07/27/2026 150 140
3.22%, 04/22/2042
(d)
60 45
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028
(d)
90 83
3 Month USD LIBOR + 1.34%
3.62%, 04/17/2025
(d)
310 303
Secured Overnight Financing Rate + 1.16%
3.62%, 04/01/2031
(d)
1,000 885
Secured Overnight Financing Rate + 3.12%
3.63%, 01/20/2027 375 354
3.70%, 10/23/2024 285 278
3.77%, 01/24/2029
(d)
600 554
3 Month USD LIBOR + 1.14%
3.88%, 04/29/2024 75 74
3.95%, 04/23/2027 1,060 1,002
4.00%, 07/23/2025 25 24
4.21%, 04/20/2028
(d)
135 128
Secured Overnight Financing Rate + 1.61%
4.30%, 01/27/2045 320 275
4.43%, 01/23/2030
(d)
1,000 941
3 Month USD LIBOR + 1.63%
4.68%, 07/17/2026
(d)
765 750
Secured Overnight Financing Rate + 1.67%
4.89%, 07/20/2033
(d)
85 81
Secured Overnight Financing Rate + 2.08%
5.00%, 11/24/2025 675 668
5.05%, 01/28/2027
(d)
240 237
Secured Overnight Financing Rate + 1.30%
5.12%, 02/01/2029
(d)
320 314
Secured Overnight Financing Rate + 1.73%
5.95%, 01/19/2038
(d)
160 156
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.43%
6.14%, 10/16/2026
(d)
310 316
Secured Overnight Financing Rate + 1.77%
6.30%, 10/18/2028
(d)
310 318
Secured Overnight Financing Rate + 2.24%
6.34%, 10/18/2033
(d)
310 327
Secured Overnight Financing Rate + 2.56%
6.38%, 07/24/2042 200 220
National Australia Bank Ltd/New York
4.97%, 01/12/2026
(e)
320 319
NatWest Group PLC
1.64%, 06/14/2027
(d)
200 175
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
4.27%, 03/22/2025
(d)
1,250 1,227
3 Month USD LIBOR + 1.76%
4.89%, 05/18/2029
(d)
700 669
3 Month USD LIBOR + 1.75%
5.08%, 01/27/2030
(d)
400 383
3 Month USD LIBOR + 1.91%
5.85%, 03/02/2027
(d),(g)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%
Northern Trust Corp
4.00%, 05/10/2027 145 140

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Oesterreichische Kontrollbank AG
0.38%, 09/17/2025 $ 305 $ 273
2.88%, 05/23/2025 270 258
3.63%, 09/09/2027 325 315
4.13%, 01/20/2026 155 153
4.25%, 03/01/2028
(g)
320 319
PNC Financial Services Group Inc/The
2.20%, 11/01/2024 120 114
2.31%, 04/23/2032
(d)
245 199
Secured Overnight Financing Rate + 0.98%
2.60%, 07/23/2026 610 563
3.45%, 04/23/2029 175 161
4.63%, 06/06/2033
(d)
160 149
Secured Overnight Financing Rate + 1.85%
4.76%, 01/26/2027
(d)
655 645
Secured Overnight Financing Rate + 1.09%
5.35%, 12/02/2028
(d)
410 411
Secured Overnight Financing Rate + 1.62%
Royal Bank of Canada
1.15%, 07/14/2026 60 53
1.20%, 04/27/2026 555 493
1.60%, 01/21/2025 295 277
2.25%, 11/01/2024 1,000 952
3.63%, 05/04/2027 670 630
3.88%, 05/04/2032
(e)
145 131
4.90%, 01/12/2028
(e)
320 315
6.00%, 11/01/2027 155 159
Santander Holdings USA Inc
2.49%, 01/06/2028
(d)
290 253
Secured Overnight Financing Rate + 1.25%
4.26%, 06/09/2025
(d)
600 583
Secured Overnight Financing Rate + 1.38%
Santander UK Group Holdings PLC
1.53%, 08/21/2026
(d)
200 179
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.25%
2.47%, 01/11/2028
(d)
200 175
Secured Overnight Financing Rate + 1.22%
2.90%, 03/15/2032
(d)
600 477
Secured Overnight Financing Rate + 1.48%
State Street Corp
2.20%, 02/07/2028
(d)
65 58
Secured Overnight Financing Rate + 0.73%
2.20%, 03/03/2031 60 48
2.35%, 11/01/2025
(d)
110 105
Secured Overnight Financing Rate + 0.94%
3.30%, 12/16/2024 75 73
4.42%, 05/13/2033
(d)
135 128
Secured Overnight Financing Rate + 1.61%
4.82%, 01/26/2034
(d)
245 236
Secured Overnight Financing Rate + 1.57%
5.75%, 11/04/2026
(d)
495 502
Secured Overnight Financing Rate + 1.35%
Sumitomo Mitsui Financial Group Inc
1.47%, 07/08/2025 400 364
1.90%, 09/17/2028 200 166
2.13%, 07/08/2030 200 160
2.14%, 09/23/2030 150 118
2.35%, 01/15/2025 200 189
2.93%, 09/17/2041 60 42
3.01%, 10/19/2026 75 69
3.04%, 07/16/2029 200 173
3.36%, 07/12/2027 400 370
3.45%, 01/11/2027 165 154
5.46%, 01/13/2026 820 818
5.52%, 01/13/2028 410 409
5.77%, 01/13/2033 400 403
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Toronto-Dominion Bank/The
0.70%, 09/10/2024 $ 60 $ 56
1.15%, 06/12/2025 825 753
1.20%, 06/03/2026 260 228
1.95%, 01/12/2027 125 111
2.00%, 09/10/2031 60 47
2.35%, 03/08/2024 65 63
3.20%, 03/10/2032 65 56
3.77%, 06/06/2025 30 29
4.11%, 06/08/2027 30 29
4.29%, 09/13/2024 350 345
4.46%, 06/08/2032 70 66
4.69%, 09/15/2027 655 641
5.10%, 01/09/2026 160 159
Truist Bank
2.25%, 03/11/2030 1,000 825
3.80%, 10/30/2026 250 236
Truist Financial Corp
1.20%, 08/05/2025 60 55
1.27%, 03/02/2027
(d)
195 174
Secured Overnight Financing Rate + 0.61%
1.89%, 06/07/2029
(d)
130 109
Secured Overnight Financing Rate + 0.86%
1.95%, 06/05/2030
(e)
60 48
4.00%, 05/01/2025 75 73
4.12%, 06/06/2028
(d),(e)
290 277
Secured Overnight Financing Rate + 1.37%
4.87%, 01/26/2029
(d)
160 157
Secured Overnight Financing Rate + 1.44%
4.92%, 07/28/2033
(d)
700 661
Secured Overnight Financing Rate + 2.24%
5.12%, 01/26/2034
(d)
160 156
Secured Overnight Financing Rate + 1.85%
5.90%, 10/28/2026
(d)
155 157
Secured Overnight Financing Rate + 1.63%
US Bancorp
1.38%, 07/22/2030 110 85
2.22%, 01/27/2028
(d)
275 246
Secured Overnight Financing Rate + 0.73%
2.40%, 07/30/2024 190 182
2.49%, 11/03/2036
(d)
170 131
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
4.55%, 07/22/2028
(d)
1,000 972
Secured Overnight Financing Rate + 1.66%
4.65%, 02/01/2029
(d)
285 277
Secured Overnight Financing Rate + 1.23%
4.84%, 02/01/2034
(d)
285 273
Secured Overnight Financing Rate + 1.60%
5.73%, 10/21/2026
(d)
155 157
Secured Overnight Financing Rate + 1.43%
5.85%, 10/21/2033
(d)
155 160
Secured Overnight Financing Rate + 2.09%
Wells Fargo & Co
0.81%, 05/19/2025
(d)
175 165
Secured Overnight Financing Rate + 0.51%
2.16%, 02/11/2026
(d)
175 164
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(d)
1,185 1,102
Secured Overnight Financing Rate + 2.00%
2.39%, 06/02/2028
(d)
220 194
Secured Overnight Financing Rate + 2.10%
2.41%, 10/30/2025
(d)
700 664
Secured Overnight Financing Rate + 1.09%
2.57%, 02/11/2031
(d)
700 583
Secured Overnight Financing Rate + 1.26%
3.00%, 10/23/2026 1,000 923

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Wells Fargo & Co   (continued)
3.07%, 04/30/2041
(d)
$ 485 $ 351
Secured Overnight Financing Rate + 2.53%
3.35%, 03/02/2033
(d)
755 638
Secured Overnight Financing Rate + 1.50%
3.53%, 03/24/2028
(d)
160 148
Secured Overnight Financing Rate + 1.51%
3.55%, 09/29/2025 75 72
3.58%, 05/22/2028
(d)
375 347
3 Month USD LIBOR + 1.31%
3.91%, 04/25/2026
(d)
235 227
Secured Overnight Financing Rate + 1.32%
4.40%, 06/14/2046 110 90
4.61%, 04/25/2053
(d)
955 827
Secured Overnight Financing Rate + 2.13%
4.65%, 11/04/2044 600 513
4.75%, 12/07/2046 250 214
4.81%, 07/25/2028
(d)
65 63
Secured Overnight Financing Rate + 1.98%
4.90%, 07/25/2033
(d)
735 702
Secured Overnight Financing Rate + 2.10%
4.90%, 11/17/2045 75 66
5.01%, 04/04/2051
(d)
440 405
Secured Overnight Financing Rate + 4.50%
5.38%, 11/02/2043 185 175
Westpac Banking Corp
1.15%, 06/03/2026 60 53
1.95%, 11/20/2028 60 51
2.15%, 06/03/2031
(e)
60 50
2.35%, 02/19/2025 150 142
2.89%, 02/04/2030
(d)
855 795
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.35%
3.02%, 11/18/2036
(d)
405 311
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
3.13%, 11/18/2041 60 41
3.74%, 08/26/2025 120 116
4.04%, 08/26/2027 120 116
4.11%, 07/24/2034
(d)
555 491
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
5.46%, 11/18/2027 265 269
$ 149,662
Beverages - 0.64%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 250 239
4.70%, 02/01/2036 250 235
4.90%, 02/01/2046 720 660
Anheuser-Busch InBev Finance Inc
4.63%, 02/01/2044 75 67
Anheuser-Busch InBev Worldwide Inc
3.50%, 06/01/2030 130 118
4.35%, 06/01/2040 440 386
4.60%, 04/15/2048 26 23
4.75%, 01/23/2029 250 246
4.90%, 01/23/2031
(e)
600 600
4.95%, 01/15/2042 725 677
5.45%, 01/23/2039 750 748
5.55%, 01/23/2049 470 473
5.80%, 01/23/2059 550 569
8.20%, 01/15/2039 60 75
Coca-Cola Co/The
1.00%, 03/15/2028 265 222
1.45%, 06/01/2027 500 439
1.50%, 03/05/2028
(e)
60 52
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Coca-Cola Co/The   (continued)
1.75%, 09/06/2024 $ 140 $ 134
2.25%, 01/05/2032
(e)
60 50
2.50%, 06/01/2040 140 102
2.50%, 03/15/2051 1,015 664
2.60%, 06/01/2050 140 94
2.88%, 05/05/2041 60 46
3.00%, 03/05/2051 90 66
Constellation Brands Inc
2.25%, 08/01/2031 1,040 819
3.15%, 08/01/2029 90 79
3.60%, 05/09/2024 75 73
3.60%, 02/15/2028 700 649
4.35%, 05/09/2027 160 155
4.65%, 11/15/2028 700 677
Diageo Capital PLC
2.13%, 10/24/2024 200 190
2.38%, 10/24/2029 200 169
5.30%, 10/24/2027 310 314
Fomento Economico Mexicano SAB de CV
3.50%, 01/16/2050 160 121
Keurig Dr Pepper Inc
2.25%, 03/15/2031 60 48
3.35%, 03/15/2051 60 41
3.40%, 11/15/2025 750 714
3.95%, 04/15/2029 735 680
4.05%, 04/15/2032 745 674
4.42%, 05/25/2025 18 18
4.50%, 04/15/2052 85 71
Molson Coors Beverage Co
3.00%, 07/15/2026 105 97
4.20%, 07/15/2046 250 195
PepsiCo Inc
1.40%, 02/25/2031 130 102
1.95%, 10/21/2031 370 298
2.63%, 10/21/2041 725 532
2.75%, 10/21/2051
(e)
225 156
2.85%, 02/24/2026 90 85
2.88%, 10/15/2049 145 104
3.00%, 10/15/2027 600 558
3.60%, 02/18/2028 70 67
3.90%, 07/18/2032 400 376
4.45%, 05/15/2028 250 248
4.45%, 02/15/2033
(e)
150 148
$ 15,443
Biotechnology - 0.37%
Amgen Inc
1.65%, 08/15/2028 125 105
2.00%, 01/15/2032 120 93
2.45%, 02/21/2030 155 130
2.60%, 08/19/2026 700 643
2.77%, 09/01/2053 510 308
3.00%, 02/22/2029 200 178
3.00%, 01/15/2052 120 77
3.15%, 02/21/2040 155 114
3.38%, 02/21/2050 545 381
4.20%, 03/01/2033 80 74
4.20%, 02/22/2052 200 161
4.40%, 05/01/2045 760 635
4.66%, 06/15/2051 410 354
4.88%, 03/01/2053 80 71
5.15%, 03/02/2028
(g)
280 279
5.15%, 11/15/2041 113 105
5.25%, 03/02/2025
(g)
700 698
5.25%, 03/02/2030
(g)
135 134
5.25%, 03/02/2033
(g)
160 159
5.60%, 03/02/2043
(g)
320 316
5.65%, 03/02/2053
(g)
320 317

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Amgen Inc   (continued)
5.75%, 03/02/2063
(g)
$ 240 $ 237
Biogen Inc
4.05%, 09/15/2025 160 155
5.20%, 09/15/2045 30 29
Gilead Sciences Inc
1.65%, 10/01/2030 150 119
2.60%, 10/01/2040 775 540
2.80%, 10/01/2050 150 97
2.95%, 03/01/2027 240 222
3.50%, 02/01/2025 75 73
3.65%, 03/01/2026 190 181
4.15%, 03/01/2047 25 21
4.50%, 02/01/2045 500 441
4.75%, 03/01/2046 580 524
Regeneron Pharmaceuticals Inc
1.75%, 09/15/2030 160 124
Royalty Pharma PLC
1.75%, 09/02/2027 655 555
2.20%, 09/02/2030 155 122
3.30%, 09/02/2040 155 108
$ 8,880
Building Materials - 0.11%
Carrier Global Corp
2.24%, 02/15/2025 847 795
2.49%, 02/15/2027 35 31
2.72%, 02/15/2030 1,010 852
3.38%, 04/05/2040 155 116
3.58%, 04/05/2050 155 112
Johnson Controls International plc
5.13%, 09/14/2045 47 44
Johnson Controls International plc / Tyco Fire &
Security Finance SCA
2.00%, 09/16/2031 120 95
Martin Marietta Materials Inc
2.50%, 03/15/2030 155 128
3.20%, 07/15/2051 60 41
Masco Corp
1.50%, 02/15/2028 60 49
Owens Corning
4.30%, 07/15/2047 150 120
Trane Technologies Luxembourg Finance SA
3.80%, 03/21/2029 90 83
Vulcan Materials Co
3.50%, 06/01/2030 295 262
$ 2,728
Chemicals - 0.28%
Air Products and Chemicals Inc
2.80%, 05/15/2050 300 207
4.80%, 03/03/2033
(g)
160 159
Celanese US Holdings LLC
6.05%, 03/15/2025 135 135
6.17%, 07/15/2027 135 134
6.38%, 07/15/2032
(e)
135 131
Dow Chemical Co/The
2.10%, 11/15/2030
(e)
160 129
3.60%, 11/15/2050 160 115
4.38%, 11/15/2042 700 589
4.63%, 10/01/2044 270 233
4.80%, 11/30/2028 90 88
4.80%, 05/15/2049 340 291
DuPont de Nemours Inc
4.73%, 11/15/2028 700 689
5.32%, 11/15/2038 145 141
5.42%, 11/15/2048 185 177
Eastman Chemical Co
4.65%, 10/15/2044 75 63
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Ecolab Inc
1.30%, 01/30/2031 $ 150 $ 115
1.65%, 02/01/2027 105 93
2.13%, 08/15/2050 150 86
2.75%, 08/18/2055 700 431
4.80%, 03/24/2030 620 613
EIDP Inc
1.70%, 07/15/2025 60 55
Linde Inc/CT
1.10%, 08/10/2030 160 124
LYB International Finance III LLC
1.25%, 10/01/2025 64 57
2.25%, 10/01/2030 130 104
3.63%, 04/01/2051 130 89
4.20%, 10/15/2049 160 120
Mosaic Co/The
5.63%, 11/15/2043 25 24
Nutrien Ltd
3.00%, 04/01/2025 150 143
4.20%, 04/01/2029 400 377
5.00%, 04/01/2049 280 252
5.95%, 11/07/2025 155 157
PPG Industries Inc
1.20%, 03/15/2026 60 53
Sherwin-Williams Co/The
2.20%, 03/15/2032 250 195
3.30%, 05/15/2050 90 61
4.50%, 06/01/2047 390 327
Westlake Corp
3.13%, 08/15/2051 60 37
3.60%, 08/15/2026 110 104
$ 6,898
Commercial Mortgage Backed Securities - 0.20%
Citigroup Commercial Mortgage Trust
2013-GC15
4.37%, 09/10/2046
(h)
500 496
COMM 2012-CCRE4 Mortgage Trust
3.25%, 10/15/2045 500 454
COMM 2015-PC1 Mortgage Trust
3.90%, 07/10/2050 885 852
Fannie Mae-Aces
2.99%, 12/25/2027
(h)
712 666
Freddie Mac Multifamily Structured Pass
Through Certificates
3.17%, 10/25/2024 1,000 969
3.21%, 03/25/2025 1,248 1,202
JPMBB Commercial Mortgage Securities Trust
2014-C19
3.67%, 04/15/2047 79 79
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
3.15%, 03/15/2048 197 192
$ 4,910
Commercial Services - 0.21%
American University/The
3.67%, 04/01/2049 35 28
Automatic Data Processing Inc
1.70%, 05/15/2028 60 52
California Institute of Technology
4.32%, 08/01/2045 50 44
Global Payments Inc
1.20%, 03/01/2026 645 564
1.50%, 11/15/2024 665 619
2.65%, 02/15/2025 740 698
3.20%, 08/15/2029 140 119
4.15%, 08/15/2049 70 51

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Massachusetts Institute of Technology
3.96%, 07/01/2038 $ 185 $ 170
4.68%, 07/01/2114 100 92
Moody's Corp
4.25%, 08/08/2032 65 60
5.25%, 07/15/2044 90 86
PayPal Holdings Inc
2.40%, 10/01/2024 1,145 1,096
2.85%, 10/01/2029 755 655
3.90%, 06/01/2027
(e)
65 63
4.40%, 06/01/2032 65 61
S&P Global Inc
1.25%, 08/15/2030 160 124
2.30%, 08/15/2060 600 332
2.45%, 03/01/2027
(i)
100 91
2.50%, 12/01/2029 55 47
3.25%, 12/01/2049 55 40
3.70%, 03/01/2052
(i)
100 79
University of Southern California
5.25%, 10/01/2111 20 20
$ 5,191
Computers - 0.65%
Apple Inc
0.70%, 02/08/2026 275 244
1.13%, 05/11/2025 300 277
1.20%, 02/08/2028 785 665
1.25%, 08/20/2030 600 472
1.40%, 08/05/2028 60 51
1.65%, 05/11/2030 150 123
1.65%, 02/08/2031 140 112
1.70%, 08/05/2031 115 92
2.38%, 02/08/2041 1,140 806
2.40%, 08/20/2050 210 133
2.55%, 08/20/2060 105 65
2.65%, 05/11/2050 700 470
2.65%, 02/08/2051 140 93
2.70%, 08/05/2051 85 57
2.80%, 02/08/2061 850 545
2.90%, 09/12/2027 300 279
2.95%, 09/11/2049 140 101
3.00%, 06/20/2027 500 470
3.20%, 05/11/2027 110 104
3.25%, 02/23/2026 500 478
3.25%, 08/08/2029 65 60
3.35%, 02/09/2027 125 119
3.35%, 08/08/2032
(e)
465 419
3.75%, 11/13/2047 195 163
3.85%, 05/04/2043 200 172
3.95%, 08/08/2052 465 396
4.38%, 05/13/2045 80 73
4.65%, 02/23/2046 170 162
Dell International LLC / EMC Corp
3.38%, 12/15/2041
(i)
310 206
3.45%, 12/15/2051
(i)
680 416
4.00%, 07/15/2024 300 294
5.25%, 02/01/2028 160 157
5.30%, 10/01/2029 300 290
6.02%, 06/15/2026 1,300 1,316
8.35%, 07/15/2046 26 30
Hewlett Packard Enterprise Co
1.45%, 04/01/2024 320 306
4.90%, 10/15/2025 200 198
6.20%, 10/15/2035 75 77
6.35%, 10/15/2045 340 335
HP Inc
1.45%, 06/17/2026 660 579
3.00%, 06/17/2027 140 127
4.75%, 01/15/2028 495 476
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
HP Inc   (continued)
6.00%, 09/15/2041 $ 355 $ 347
International Business Machines Corp
2.20%, 02/09/2027 575 517
3.30%, 05/15/2026 500 473
3.50%, 05/15/2029 160 146
4.00%, 07/27/2025 100 97
4.00%, 06/20/2042 830 679
4.15%, 05/15/2039 195 165
4.25%, 05/15/2049 600 496
4.40%, 07/27/2032
(e)
100 94
4.50%, 02/06/2028 370 360
4.70%, 02/19/2046 145 127
5.10%, 02/06/2053 160 149
NetApp Inc
2.38%, 06/22/2027 155 139
$ 15,797
Consumer Products - 0.01%
Church & Dwight Co Inc
3.95%, 08/01/2047 200 161
Cosmetics & Personal Care - 0.28%
Colgate-Palmolive Co
3.10%, 08/15/2025 65 62
3.25%, 08/15/2032 65 59
4.60%, 03/01/2028
(g)
160 160
Estee Lauder Cos Inc/The
1.95%, 03/15/2031 160 130
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025 1,900 1,807
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2027 250 233
3.63%, 03/24/2032 250 218
Procter & Gamble Co/The
0.55%, 10/29/2025 180 161
1.20%, 10/29/2030 280 221
1.90%, 02/01/2027 540 491
2.30%, 02/01/2032 40 34
3.55%, 03/25/2040 885 761
3.95%, 01/26/2028 160 156
Unilever Capital Corp
1.38%, 09/14/2030 150 118
1.75%, 08/12/2031 680 539
2.60%, 05/05/2024 850 824
2.90%, 05/05/2027 850 789
$ 6,763
Diversified Financial Services - 1.13%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 1,205 1,118
1.75%, 10/29/2024 150 139
1.75%, 01/30/2026 150 133
2.45%, 10/29/2026 150 132
2.88%, 08/14/2024 225 214
3.00%, 10/29/2028 600 511
3.30%, 01/30/2032 750 600
3.40%, 10/29/2033 150 117
6.50%, 07/15/2025 1,000 1,003
Air Lease Corp
1.88%, 08/15/2026 350 306
2.10%, 09/01/2028 585 483
2.30%, 02/01/2025 585 546
2.88%, 01/15/2026 700 645
2.88%, 01/15/2032 65 51
3.38%, 07/01/2025 700 660
Ally Financial Inc
2.20%, 11/02/2028 60 49
3.88%, 05/21/2024 700 685
4.75%, 06/09/2027 160 152

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Ally Financial Inc   (continued)
8.00%, 11/01/2031 $ 420 $ 455
American Express Co
1.65%, 11/04/2026 310 274
2.25%, 03/04/2025 65 61
2.50%, 07/30/2024 220 212
3.30%, 05/03/2027 500 467
3.38%, 05/03/2024 170 166
4.05%, 05/03/2029 100 95
4.05%, 12/03/2042 440 389
4.42%, 08/03/2033
(d)
350 327
Secured Overnight Financing Rate + 1.76%
BlackRock Inc
2.10%, 02/25/2032 295 236
2.40%, 04/30/2030 700 596
Brookfield Finance Inc
2.72%, 04/15/2031 60 49
3.50%, 03/30/2051 150 101
3.90%, 01/25/2028 700 652
4.00%, 04/01/2024 625 615
Capital One Financial Corp
1.88%, 11/02/2027
(d)
390 341
Secured Overnight Financing Rate + 0.86%
2.36%, 07/29/2032
(d)
510 375
Secured Overnight Financing Rate + 1.34%
3.20%, 02/05/2025 60 58
3.30%, 10/30/2024 775 748
4.93%, 05/10/2028
(d)
245 237
Secured Overnight Financing Rate + 2.06%
4.99%, 07/24/2026
(d)
1,250 1,230
Secured Overnight Financing Rate + 2.16%
5.82%, 02/01/2034
(d)
160 155
Secured Overnight Financing Rate + 2.60%
Charles Schwab Corp/The
0.90%, 03/11/2026 800 705
1.15%, 05/13/2026 60 53
1.65%, 03/11/2031 400 312
1.95%, 12/01/2031 540 423
2.00%, 03/20/2028 115 100
3.00%, 03/10/2025 500 479
CME Group Inc
5.30%, 09/15/2043 200 204
Discover Financial Services
4.10%, 02/09/2027 75 71
Intercontinental Exchange Inc
1.85%, 09/15/2032 120 89
2.10%, 06/15/2030 850 690
2.65%, 09/15/2040 160 112
3.00%, 09/15/2060 160 100
3.75%, 12/01/2025 75 72
3.75%, 09/21/2028 700 656
4.00%, 09/15/2027 135 131
4.25%, 09/21/2048 250 214
4.60%, 03/15/2033 805 764
4.95%, 06/15/2052 65 61
Jefferies Financial Group Inc
2.63%, 10/15/2031 200 157
Legg Mason Inc
5.63%, 01/15/2044 25 25
Mastercard Inc
2.00%, 03/03/2025 130 123
2.00%, 11/18/2031 190 154
2.95%, 03/15/2051 60 43
3.35%, 03/26/2030 875 802
3.38%, 04/01/2024 150 147
3.85%, 03/26/2050 125 105
Nasdaq Inc
2.50%, 12/21/2040 55 36
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Nomura Holdings Inc
1.85%, 07/16/2025 $ 1,015 $ 926
2.33%, 01/22/2027 200 177
2.65%, 01/16/2025 600 567
2.68%, 07/16/2030 915 743
5.84%, 01/18/2028
(e)
320 322
Synchrony Financial
3.95%, 12/01/2027 720 655
4.25%, 08/15/2024 290 283
4.50%, 07/23/2025 275 265
Visa Inc
1.10%, 02/15/2031 160 123
1.90%, 04/15/2027 80 72
2.00%, 08/15/2050 160 95
2.70%, 04/15/2040 155 116
2.75%, 09/15/2027 200 185
4.15%, 12/14/2035 500 470
4.30%, 12/14/2045 200 181
$ 27,391
Electric - 1.83%
AEP Texas Inc
2.10%, 07/01/2030 160 129
3.45%, 01/15/2050 50 36
3.45%, 05/15/2051 60 43
4.70%, 05/15/2032 105 100
5.25%, 05/15/2052 105 100
AEP Transmission Co LLC
2.75%, 08/15/2051 60 39
4.50%, 06/15/2052 70 62
AES Corp/The
2.45%, 01/15/2031 60 48
Alabama Power Co
1.45%, 09/15/2030 155 121
3.13%, 07/15/2051 60 41
Ameren Corp
1.75%, 03/15/2028 60 51
Ameren Illinois Co
1.55%, 11/15/2030 65 51
3.25%, 03/15/2050 75 54
3.85%, 09/01/2032 355 325
4.15%, 03/15/2046 1,000 827
American Electric Power Co Inc
1.00%, 11/01/2025 15 13
2.30%, 03/01/2030 155 126
5.63%, 03/01/2033
(g)
160 160
Arizona Public Service Co
2.60%, 08/15/2029 90 76
2.65%, 09/15/2050 150 91
Baltimore Gas and Electric Co
2.25%, 06/15/2031 60 49
4.55%, 06/01/2052 20 18
Berkshire Hathaway Energy Co
1.65%, 05/15/2031 365 283
2.85%, 05/15/2051 85 55
3.80%, 07/15/2048 650 502
4.60%, 05/01/2053 65 57
5.15%, 11/15/2043 200 189
5.95%, 05/15/2037 600 620
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051 60 44
4.85%, 10/01/2052 565 537
CenterPoint Energy Inc
1.45%, 06/01/2026 60 53
2.95%, 03/01/2030 100 86
3.70%, 09/01/2049 60 45

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
CMS Energy Corp
3.75%, 12/01/2050
(d)
$ 60 $ 48
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
Commonwealth Edison Co
3.00%, 03/01/2050 715 491
3.13%, 03/15/2051 420 290
4.00%, 03/01/2048 750 615
4.70%, 01/15/2044 150 137
5.30%, 02/01/2053 160 159
Connecticut Light and Power Co/The
0.75%, 12/01/2025 60 53
2.05%, 07/01/2031 60 48
3.20%, 03/15/2027 140 131
Consolidated Edison Co of New York Inc
2.40%, 06/15/2031 55 45
3.00%, 12/01/2060 65 40
3.70%, 11/15/2059 80 58
3.88%, 06/15/2047 300 234
4.30%, 12/01/2056 500 402
4.45%, 03/15/2044 250 212
5.20%, 03/01/2033 160 160
6.15%, 11/15/2052 155 166
6.30%, 08/15/2037 370 399
6.75%, 04/01/2038 160 178
Consumers Energy Co
2.50%, 05/01/2060 155 87
4.20%, 09/01/2052 665 565
Dominion Energy Inc
1.45%, 04/15/2026 760 675
3.30%, 04/15/2041 60 45
3.38%, 04/01/2030 315 276
4.90%, 08/01/2041 360 317
5.38%, 11/15/2032 410 402
5.95%, 06/15/2035 200 205
DTE Electric Co
1.90%, 04/01/2028 40 34
3.70%, 03/15/2045 200 159
4.05%, 05/15/2048 540 452
5.40%, 04/01/2053
(g)
160 161
DTE Energy Co
1.05%, 06/01/2025 80 72
Duke Energy Carolinas LLC
4.00%, 09/30/2042 145 119
5.30%, 02/15/2040 125 122
5.35%, 01/15/2053 160 158
6.00%, 01/15/2038 520 553
6.05%, 04/15/2038 460 490
Duke Energy Corp
0.90%, 09/15/2025 150 134
2.65%, 09/01/2026 90 82
3.15%, 08/15/2027 90 83
3.30%, 06/15/2041 60 44
3.50%, 06/15/2051 60 42
3.75%, 04/15/2024 300 294
3.95%, 08/15/2047 150 113
4.20%, 06/15/2049 150 119
4.30%, 03/15/2028 1,000 955
4.50%, 08/15/2032 665 615
4.80%, 12/15/2045 230 202
5.00%, 08/15/2052 65 58
Duke Energy Florida LLC
1.75%, 06/15/2030 155 124
2.50%, 12/01/2029 255 217
3.40%, 10/01/2046 200 143
5.95%, 11/15/2052 155 165
Duke Energy Indiana LLC
2.75%, 04/01/2050 155 97
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Ohio Inc
2.13%, 06/01/2030 $ 155 $ 127
Duke Energy Progress LLC
2.50%, 08/15/2050 160 96
4.10%, 03/15/2043 700 583
Emera US Finance LP
4.75%, 06/15/2046 75 59
Entergy Arkansas LLC
2.65%, 06/15/2051 45 28
4.20%, 04/01/2049 600 501
5.15%, 01/15/2033 160 159
Entergy Corp
1.90%, 06/15/2028 35 30
2.40%, 06/15/2031 60 47
Entergy Louisiana LLC
2.90%, 03/15/2051 35 23
3.10%, 06/15/2041 60 45
3.12%, 09/01/2027 200 183
4.75%, 09/15/2052 415 377
Entergy Texas Inc
1.75%, 03/15/2031 150 117
4.00%, 03/30/2029 170 159
Evergy Inc
2.45%, 09/15/2024 140 133
Evergy Metro Inc
2.25%, 06/01/2030 155 127
Eversource Energy
0.80%, 08/15/2025 160 143
1.65%, 08/15/2030 160 123
4.25%, 04/01/2029 700 657
Exelon Corp
3.35%, 03/15/2032 65 56
4.95%, 06/15/2035 320 303
Florida Power & Light Co
2.45%, 02/03/2032 65 53
2.88%, 12/04/2051 65 43
3.70%, 12/01/2047 70 55
4.05%, 10/01/2044 145 122
4.13%, 02/01/2042 600 511
5.10%, 04/01/2033
(g)
160 160
5.65%, 02/01/2037 250 254
Georgia Power Co
2.20%, 09/15/2024 140 133
3.25%, 03/30/2027 400 369
4.30%, 03/15/2042 460 386
4.70%, 05/15/2032 65 62
Interstate Power and Light Co
2.30%, 06/01/2030 40 33
Kentucky Utilities Co
3.30%, 06/01/2050 205 145
MidAmerican Energy Co
3.15%, 04/15/2050 145 103
4.25%, 07/15/2049 470 406
Mississippi Power Co
4.25%, 03/15/2042 30 25
National Rural Utilities Cooperative Finance Corp
1.00%, 06/15/2026 60 52
2.85%, 01/27/2025 100 96
4.15%, 12/15/2032 765 704
4.80%, 03/15/2028 365 359
Nevada Power Co
2.40%, 05/01/2030 200 168
NextEra Energy Capital Holdings Inc
1.88%, 01/15/2027 700 617
1.90%, 06/15/2028 45 38
2.25%, 06/01/2030 250 202
2.44%, 01/15/2032 990 784
2.75%, 11/01/2029 545 464

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
NextEra Energy Capital Holdings Inc
(continued)
3.55%, 05/01/2027 $ 700 $ 653
4.20%, 06/20/2024 570 560
4.90%, 02/28/2028 160 158
5.00%, 07/15/2032 70 67
5.25%, 02/28/2053 160 153
Northern States Power Co/MN
2.25%, 04/01/2031 60 50
2.60%, 06/01/2051 155 100
2.90%, 03/01/2050 70 48
5.35%, 11/01/2039 30 30
NSTAR Electric Co
4.55%, 06/01/2052 65 59
4.95%, 09/15/2052 565 540
Ohio Power Co
1.63%, 01/15/2031 265 205
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 150 134
3.10%, 09/15/2049 195 137
4.15%, 06/01/2032 65 61
4.55%, 09/15/2032 390 376
4.60%, 06/01/2052 65 59
Pacific Gas and Electric Co
2.10%, 08/01/2027 605 515
2.50%, 02/01/2031 880 686
3.30%, 08/01/2040 155 105
3.50%, 08/01/2050 850 534
4.20%, 06/01/2041 510 383
4.95%, 06/08/2025 180 176
5.90%, 06/15/2032 60 58
6.75%, 01/15/2053 160 159
PacifiCorp
2.90%, 06/15/2052 60 40
5.35%, 12/01/2053 155 153
6.00%, 01/15/2039 310 324
6.25%, 10/15/2037 330 355
PECO Energy Co
2.80%, 06/15/2050 110 72
2.85%, 09/15/2051 150 99
4.38%, 08/15/2052 360 317
4.60%, 05/15/2052 20 18
PPL Electric Utilities Corp
3.00%, 10/01/2049 70 49
3.95%, 06/01/2047 100 83
5.00%, 05/15/2033
(g)
160 159
Public Service Co of Colorado
1.88%, 06/15/2031 45 36
2.70%, 01/15/2051 95 62
4.50%, 06/01/2052 525 468
Public Service Co of Oklahoma
5.25%, 01/15/2033 160 159
Public Service Electric and Gas Co
2.05%, 08/01/2050 160 91
3.15%, 01/01/2050 155 112
3.65%, 09/01/2028 200 187
3.80%, 03/01/2046 570 456
Public Service Enterprise Group Inc
0.80%, 08/15/2025 320 286
Puget Sound Energy Inc
2.89%, 09/15/2051 170 111
San Diego Gas & Electric Co
1.70%, 10/01/2030 150 118
3.32%, 04/15/2050 155 111
3.70%, 03/15/2052 65 50
4.50%, 08/15/2040 50 45
Sempra Energy
4.00%, 02/01/2048 70 54
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Southern California Edison Co
2.25%, 06/01/2030 $ 155 $ 127
2.85%, 08/01/2029 100 86
3.45%, 02/01/2052 65 46
3.65%, 02/01/2050 640 470
4.00%, 04/01/2047 450 353
4.70%, 06/01/2027 135 133
4.88%, 03/01/2049 380 339
5.30%, 03/01/2028
(g)
160 159
5.50%, 03/15/2040 350 338
5.70%, 03/01/2053
(g)
160 160
5.85%, 11/01/2027 155 159
5.95%, 02/01/2038 30 31
Southern Co/The
1.75%, 03/15/2028 60 50
3.75%, 09/15/2051
(d)
40 34
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(d)
150 141
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
5.15%, 10/06/2025 495 493
5.70%, 10/15/2032 665 676
Southern Power Co
0.90%, 01/15/2026 10 9
4.95%, 12/15/2046 35 30
Southwestern Electric Power Co
4.10%, 09/15/2028 1,000 946
Southwestern Public Service Co
4.50%, 08/15/2041 150 131
Tampa Electric Co
3.45%, 03/15/2051 100 71
Tucson Electric Power Co
1.50%, 08/01/2030 105 81
3.25%, 05/01/2051 60 40
Union Electric Co
2.15%, 03/15/2032 60 47
2.63%, 03/15/2051 130 83
5.45%, 03/15/2053
(g)
160 160
Virginia Electric and Power Co
2.30%, 11/15/2031 65 52
2.45%, 12/15/2050 145 86
2.95%, 11/15/2051 120 79
3.75%, 05/15/2027 40 38
8.88%, 11/15/2038 225 302
WEC Energy Group Inc
1.38%, 10/15/2027 130 110
2.20%, 12/15/2028 60 51
4.75%, 01/09/2026 160 158
5.00%, 09/27/2025 75 74
Wisconsin Electric Power Co
4.75%, 09/30/2032 360 352
Wisconsin Public Service Corp
2.85%, 12/01/2051 65 43
Xcel Energy Inc
1.75%, 03/15/2027 15 13
2.60%, 12/01/2029 140 118
4.60%, 06/01/2032 40 38
$ 44,624
Electrical Components & Equipment - 0.04%
Emerson Electric Co
0.88%, 10/15/2026 225 194
2.20%, 12/21/2031 820 658
$ 852
Electronics - 0.05%
Agilent Technologies Inc
2.10%, 06/04/2030 155 126
2.30%, 03/12/2031 60 49

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Fortive Corp
3.15%, 06/15/2026 $ 100 $ 93
Honeywell International Inc
1.10%, 03/01/2027 60 52
1.35%, 06/01/2025 80 74
1.75%, 09/01/2031 60 47
1.95%, 06/01/2030 450 372
2.80%, 06/01/2050
(e)
155 112
3.81%, 11/21/2047 100 84
5.00%, 02/15/2033 150 152
Jabil Inc
1.70%, 04/15/2026 60 53
Tyco Electronics Group SA
7.13%, 10/01/2037 37 42
$ 1,256
Entertainment - 0.13%
Warnermedia Holdings Inc
3.43%, 03/15/2024
(i)
635 620
3.64%, 03/15/2025
(i)
830 792
3.76%, 03/15/2027
(i)
130 119
4.05%, 03/15/2029
(i)
130 116
4.28%, 03/15/2032
(i)
195 168
5.05%, 03/15/2042
(i)
830 672
5.14%, 03/15/2052
(i)
740 580
5.39%, 03/15/2062
(i)
215 168
$ 3,235
Environmental Control - 0.17%
Republic Services Inc
1.75%, 02/15/2032 635 486
2.30%, 03/01/2030 685 574
2.50%, 08/15/2024 650 624
3.38%, 11/15/2027 385 356
Waste Connections Inc
2.20%, 01/15/2032 120 95
4.20%, 01/15/2033 735 679
Waste Management Inc
0.75%, 11/15/2025 210 187
2.00%, 06/01/2029 60 50
2.50%, 11/15/2050 75 47
3.15%, 11/15/2027 790 731
4.15%, 04/15/2032
(e)
100 94
4.63%, 02/15/2033 160 154
$ 4,077
Federal & Federally Sponsored Credit - 0.08%
Federal Farm Credit Banks Funding Corp
0.88%, 11/18/2024 555 518
1.13%, 01/06/2025 220 205
2.63%, 05/16/2024 135 131
4.25%, 09/26/2024 650 641
4.50%, 11/18/2024 460 456
$ 1,951
Finance - Mortgage Loan/Banker - 0.55%
Fannie Mae
0.50%, 06/17/2025 710 645
0.50%, 11/07/2025 535 480
0.75%, 10/08/2027 270 231
0.88%, 08/05/2030 710 563
2.13%, 04/24/2026 700 652
2.63%, 09/06/2024 1,000 965
5.63%, 07/15/2037 65 74
6.25%, 05/15/2029 750 833
6.63%, 11/15/2030 230 266
7.13%, 01/15/2030 250 294
7.25%, 05/15/2030 249 296
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Finance - Mortgage Loan/Banker (continued)
Federal Home Loan Banks
0.38%, 09/04/2025 $ 150 $ 135
1.00%, 12/20/2024 300 280
1.25%, 12/21/2026 450 401
2.75%, 06/28/2024 520 504
3.25%, 03/08/2024 1,350 1,323
3.25%, 11/16/2028 950 903
4.50%, 10/03/2024 1,200 1,190
5.50%, 07/15/2036 370 413
Freddie Mac
0.38%, 09/23/2025 2,055 1,847
6.25%, 07/15/2032 280 325
6.75%, 03/15/2031 543 638
$ 13,258
Food - 0.34%
Campbell Soup Co
4.15%, 03/15/2028 185 177
Conagra Brands Inc
1.38%, 11/01/2027 100 83
4.30%, 05/01/2024 700 690
4.60%, 11/01/2025 600 587
4.85%, 11/01/2028 140 136
5.30%, 11/01/2038 85 79
5.40%, 11/01/2048 445 405
General Mills Inc
2.25%, 10/14/2031 775 621
4.00%, 04/17/2025 75 73
Hershey Co/The
1.70%, 06/01/2030 155 125
2.65%, 06/01/2050 185 124
J M Smucker Co/The
2.13%, 03/15/2032 60 47
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
5.13%, 02/01/2028
(i)
265 252
5.75%, 04/01/2033
(i)
265 247
6.50%, 12/01/2052
(i)
265 252
Kellogg Co
2.10%, 06/01/2030 155 126
Koninklijke Ahold Delhaize NV
5.70%, 10/01/2040 9 9
Kraft Heinz Foods Co
3.00%, 06/01/2026 200 186
4.38%, 06/01/2046 930 759
4.88%, 10/01/2049 200 176
5.00%, 06/04/2042 200 182
5.20%, 07/15/2045 170 157
6.50%, 02/09/2040 200 210
Kroger Co/The
1.70%, 01/15/2031 60 46
3.70%, 08/01/2027 700 660
4.45%, 02/01/2047 345 288
5.15%, 08/01/2043 300 275
5.40%, 07/15/2040 30 29
McCormick & Co Inc/MD
0.90%, 02/15/2026 60 53
1.85%, 02/15/2031 60 47
Mondelez International Inc
1.50%, 02/04/2031 165 127
2.63%, 03/17/2027 65 59
2.63%, 09/04/2050 165 104
Sysco Corp
2.45%, 12/14/2031 115 93
4.85%, 10/01/2045 250 219
Tyson Foods Inc
3.55%, 06/02/2027 75 70
4.55%, 06/02/2047 700 586
$ 8,359

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper - 0.02%
Fibria Overseas Finance Ltd
5.50%, 01/17/2027 $ 300 $ 297
Georgia-Pacific LLC
7.75%, 11/15/2029 20 22
Suzano Austria GmbH
2.50%, 09/15/2028 75 63
$ 382
Gas - 0 .15%
Atmos Energy Corp
1.50%, 01/15/2031 150 117
3.38%, 09/15/2049 145 107
4.13%, 10/15/2044 140 117
5.75%, 10/15/2052 410 430
CenterPoint Energy Resources Corp
1.75%, 10/01/2030 150 118
4.40%, 07/01/2032
(e)
70 66
5.25%, 03/01/2028 160 160
NiSource Inc
0.95%, 08/15/2025 320 289
2.95%, 09/01/2029 1,000 863
3.60%, 05/01/2030 640 571
4.80%, 02/15/2044 210 186
5.00%, 06/15/2052 135 123
5.65%, 02/01/2045 250 245
Southern California Gas Co
2.55%, 02/01/2030 155 131
Southern Co Gas Capital Corp
1.75%, 01/15/2031 160 124
3.15%, 09/30/2051 60 40
Washington Gas Light Co
3.65%, 09/15/2049 25 19
$ 3,706
Hand & Machine Tools - 0.03%
Stanley Black & Decker Inc
2.30%, 02/24/2025 150 142
2.30%, 03/15/2030 700 569
2.75%, 11/15/2050 85 51
$ 762
Healthcare - Products - 0.39%
Abbott Laboratories
1.15%, 01/30/2028 250 212
4.75%, 11/30/2036 615 612
4.75%, 04/15/2043 300 290
4.90%, 11/30/2046 700 688
Baxter International Inc
1.73%, 04/01/2031 85 63
1.92%, 02/01/2027 770 672
2.27%, 12/01/2028 665 557
2.54%, 02/01/2032
(e)
380 294
3.13%, 12/01/2051 260 158
Boston Scientific Corp
1.90%, 06/01/2025 155 144
3.45%, 03/01/2024 800 785
Danaher Corp
2.60%, 10/01/2050 150 96
DH Europe Finance II Sarl
2.60%, 11/15/2029 150 130
3.25%, 11/15/2039 150 119
GE HealthCare Technologies Inc
5.60%, 11/15/2025
(i)
155 155
5.65%, 11/15/2027
(i)
155 157
5.86%, 03/15/2030
(i)
155 159
5.91%, 11/22/2032
(i)
155 160
6.38%, 11/22/2052
(i)
155 167
Koninklijke Philips NV
5.00%, 03/15/2042 30 27
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Medtronic Inc
4.38%, 03/15/2035 $ 200 $ 190
4.63%, 03/15/2045 286 267
PerkinElmer Inc
0.85%, 09/15/2024 40 37
1.90%, 09/15/2028 45 37
Stryker Corp
1.95%, 06/15/2030 600 488
3.38%, 11/01/2025 800 764
4.38%, 05/15/2044 25 21
4.63%, 03/15/2046 620 551
Thermo Fisher Scientific Inc
1.22%, 10/18/2024 120 113
2.00%, 10/15/2031 65 52
2.60%, 10/01/2029 145 126
2.80%, 10/15/2041 650 469
4.80%, 11/21/2027 155 155
Zimmer Biomet Holdings Inc
2.60%, 11/24/2031 610 494
$ 9,409
Healthcare - Services - 0.66%
Advocate Health & Hospitals Corp
3.83%, 08/15/2028 300 281
Aetna Inc
3.88%, 08/15/2047 60 45
6.75%, 12/15/2037 205 220
Baylor Scott & White Holdings
4.19%, 11/15/2045 125 109
Centene Corp
4.63%, 12/15/2029 600 549
Elevance Health Inc
1.50%, 03/15/2026 60 54
2.88%, 09/15/2029 220 192
3.13%, 05/15/2050 75 52
3.60%, 03/15/2051 60 45
4.10%, 03/01/2028 255 243
4.10%, 05/15/2032 785 721
4.65%, 01/15/2043 660 591
4.75%, 02/15/2033 160 154
6.10%, 10/15/2052 155 166
HCA Inc
2.38%, 07/15/2031 60 47
3.38%, 03/15/2029
(i)
135 118
3.50%, 09/01/2030 680 585
3.50%, 07/15/2051 260 169
4.38%, 03/15/2042
(i)
65 52
5.00%, 03/15/2024 630 626
5.25%, 04/15/2025 600 594
5.25%, 06/15/2026 970 955
5.50%, 06/15/2047 240 216
5.88%, 02/01/2029 600 600
Humana Inc
1.35%, 02/03/2027 660 568
2.15%, 02/03/2032 60 46
3.13%, 08/15/2029 1,090 951
4.50%, 04/01/2025 155 152
4.95%, 10/01/2044 320 287
5.50%, 03/15/2053
(g)
160 154
Laboratory Corp of America Holdings
2.30%, 12/01/2024 600 568
4.70%, 02/01/2045 500 427
Providence St Joseph Health Obligated Group
3.74%, 10/01/2047 250 195
Quest Diagnostics Inc
2.95%, 06/30/2030 155 134

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
UnitedHealth Group Inc
0.55%, 05/15/2024 $ 60 $ 57
1.25%, 01/15/2026 155 140
2.30%, 05/15/2031 60 49
2.38%, 08/15/2024 250 240
2.75%, 05/15/2040 155 113
2.88%, 08/15/2029 150 132
2.90%, 05/15/2050 155 105
3.05%, 05/15/2041 660 496
3.10%, 03/15/2026 400 379
3.25%, 05/15/2051 435 312
3.45%, 01/15/2027 100 95
3.50%, 08/15/2039 125 102
3.70%, 05/15/2027 65 62
3.88%, 12/15/2028 700 661
3.88%, 08/15/2059 390 304
4.20%, 05/15/2032 255 240
4.25%, 04/15/2047 320 277
4.25%, 06/15/2048 110 95
4.45%, 12/15/2048 95 84
4.75%, 05/15/2052 65 60
5.25%, 02/15/2028 310 314
5.35%, 02/15/2033 310 317
5.88%, 02/15/2053 310 334
6.88%, 02/15/2038 200 232
$ 16,066
Home Builders - 0.01%
DR Horton Inc
1.30%, 10/15/2026 60 52
1.40%, 10/15/2027
(e)
150 125
$ 177
Home Furnishings - 0.01%
Leggett & Platt Inc
4.40%, 03/15/2029 250 234
Insurance - 0.68%
Aflac Inc
1.13%, 03/15/2026 60 53
Allstate Corp/The
0.75%, 12/15/2025 170 151
1.45%, 12/15/2030 170 130
American International Group Inc
3.90%, 04/01/2026 126 121
4.38%, 06/30/2050 100 84
4.80%, 07/10/2045 700 625
5.75%, 04/01/2048
(d)
200 193
3 Month USD LIBOR + 2.87%
Aon Corp
2.80%, 05/15/2030 155 132
Aon Corp / Aon Global Holdings PLC
2.60%, 12/02/2031 50 41
2.85%, 05/28/2027 65 59
2.90%, 08/23/2051 60 39
5.00%, 09/12/2032 520 508
5.35%, 02/28/2033 160 160
Aon Global Ltd
3.50%, 06/14/2024 700 683
Arch Capital Finance LLC
5.03%, 12/15/2046 45 40
Athene Holding Ltd
4.13%, 01/12/2028 575 538
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 130 103
2.30%, 03/15/2027
(e)
65 60
2.50%, 01/15/2051 90 57
2.85%, 10/15/2050 100 67
2.88%, 03/15/2032 65 56
3.85%, 03/15/2052 440 355
4.20%, 08/15/2048 180 159
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Berkshire Hathaway Finance Corp   (continued)
4.25%, 01/15/2049 $ 500 $ 444
4.30%, 05/15/2043 700 632
5.75%, 01/15/2040 25 27
Brown & Brown Inc
4.50%, 03/15/2029 300 276
Chubb Corp/The
6.00%, 05/11/2037 350 376
Chubb INA Holdings Inc
1.38%, 09/15/2030 300 233
2.85%, 12/15/2051 30 20
3.05%, 12/15/2061 200 131
4.35%, 11/03/2045 700 626
CNA Financial Corp
2.05%, 08/15/2030 160 127
Corebridge Financial Inc
3.50%, 04/04/2025
(i)
340 325
3.85%, 04/05/2029
(i)
65 59
3.90%, 04/05/2032
(i)
390 341
Equitable Holdings Inc
4.35%, 04/20/2028 140 133
5.00%, 04/20/2048 90 79
First American Financial Corp
4.60%, 11/15/2024 300 296
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 195 126
Markel Corp
3.45%, 05/07/2052 75 51
Marsh & McLennan Cos Inc
2.38%, 12/15/2031 295 237
4.38%, 03/15/2029 440 419
4.90%, 03/15/2049 110 102
6.25%, 11/01/2052 155 172
MetLife Inc
3.00%, 03/01/2025 200 192
4.13%, 08/13/2042 250 213
4.60%, 05/13/2046 195 174
4.88%, 11/13/2043 50 47
5.25%, 01/15/2054 160 157
5.70%, 06/15/2035 600 629
Progressive Corp/The
3.70%, 03/15/2052 210 167
4.35%, 04/25/2044 30 26
Prudential Financial Inc
1.50%, 03/10/2026 1,700 1,532
2.10%, 03/10/2030 150 124
3.70%, 10/01/2050
(d)
160 135
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.70%, 03/13/2051 785 600
5.20%, 03/15/2044
(d)
400 392
3 Month USD LIBOR + 3.04%
5.70%, 09/15/2048
(d)
780 737
3 Month USD LIBOR + 2.67%
Travelers Cos Inc/The
3.05%, 06/08/2051 90 63
4.00%, 05/30/2047 175 146
5.35%, 11/01/2040 690 699
6.25%, 06/15/2037 650 726
W R Berkley Corp
4.00%, 05/12/2050 75 59
Willis North America Inc
2.95%, 09/15/2029 50 43
3.88%, 09/15/2049 140 101
$ 16,608

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet - 0.47%
Alibaba Group Holding Ltd
3.15%, 02/09/2051 $ 200 $ 128
3.40%, 12/06/2027 860 790
3.60%, 11/28/2024 600 581
4.20%, 12/06/2047 200 156
4.40%, 12/06/2057 300 234
Alphabet Inc
1.10%, 08/15/2030 160 126
1.90%, 08/15/2040 160 106
2.25%, 08/15/2060 160 93
Amazon.com Inc
0.45%, 05/12/2024 210 199
1.65%, 05/12/2028 265 227
2.10%, 05/12/2031 210 173
2.50%, 06/03/2050 285 183
2.70%, 06/03/2060 570 350
2.80%, 08/22/2024 75 73
2.88%, 05/12/2041 210 157
3.00%, 04/13/2025 270 260
3.10%, 05/12/2051 210 150
3.15%, 08/22/2027 600 560
3.25%, 05/12/2061 615 426
3.30%, 04/13/2027 180 170
3.60%, 04/13/2032 180 165
3.80%, 12/05/2024 75 73
3.95%, 04/13/2052 540 453
4.05%, 08/22/2047 500 432
4.25%, 08/22/2057 75 65
4.60%, 12/01/2025 455 452
4.65%, 12/01/2029 455 449
4.70%, 12/01/2032 455 450
Baidu Inc
3.08%, 04/07/2025
(e)
950 900
4.38%, 05/14/2024 1,300 1,280
Booking Holdings Inc
3.60%, 06/01/2026 200 191
eBay Inc
1.90%, 03/11/2025 155 145
2.60%, 05/10/2031 60 49
3.45%, 08/01/2024 60 59
4.00%, 07/15/2042 20 16
5.95%, 11/22/2027
(e)
155 159
Expedia Group Inc
2.95%, 03/15/2031 13 10
Meta Platforms Inc
3.50%, 08/15/2027 135 127
3.85%, 08/15/2032 135 121
4.45%, 08/15/2052 750 622
$ 11,360
Iron & Steel - 0.05%
Nucor Corp
2.00%, 06/01/2025 155 144
3.13%, 04/01/2032 65 55
4.30%, 05/23/2027 65 63
Steel Dynamics Inc
1.65%, 10/15/2027 65 55
2.40%, 06/15/2025 40 37
2.80%, 12/15/2024 75 72
Vale Overseas Ltd
6.25%, 08/10/2026 200 204
6.88%, 11/21/2036 500 512
6.88%, 11/10/2039 125 128
$ 1,270
Leisure Products & Services - 0.01%
Harley-Davidson Inc
3.50%, 07/28/2025 300 289
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0.03%
Marriott International Inc/MD
2.85%, 04/15/2031 $ 510 $ 420
5.00%, 10/15/2027 275 272
$ 692
Machinery - Construction & Mining - 0.10%
Caterpillar Financial Services Corp
0.45%, 05/17/2024 60 57
0.80%, 11/13/2025 65 58
1.10%, 09/14/2027 120 103
1.15%, 09/14/2026 60 53
3.40%, 05/13/2025 135 130
3.65%, 08/12/2025 65 63
4.90%, 01/17/2025 155 154
Caterpillar Inc
2.60%, 04/09/2030 1,000 872
3.25%, 09/19/2049 145 110
3.80%, 08/15/2042 1,020 870
$ 2,470
Machinery - Diversified - 0.15%
CNH Industrial Capital LLC
1.88%, 01/15/2026 150 136
Dover Corp
5.38%, 03/01/2041 30 29
John Deere Capital Corp
0.70%, 01/15/2026 225 200
1.05%, 06/17/2026 60 53
1.50%, 03/06/2028 60 51
2.00%, 06/17/2031 55 44
2.05%, 01/09/2025 155 147
2.35%, 03/08/2027
(e)
65 59
2.80%, 07/18/2029 115 102
3.40%, 06/06/2025 70 68
4.15%, 09/15/2027 905 880
4.35%, 09/15/2032 345 332
4.55%, 10/11/2024 325 323
4.80%, 01/09/2026 160 159
5.15%, 03/03/2025
(g)
320 320
Otis Worldwide Corp
2.06%, 04/05/2025 155 145
2.57%, 02/15/2030 155 131
3.36%, 02/15/2050 155 110
Rockwell Automation Inc
1.75%, 08/15/2031 40 31
2.80%, 08/15/2061 60 37
Westinghouse Air Brake Technologies Corp
4.95%, 09/15/2028 300 289
$ 3,646
Media - 0.60%
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.25%, 01/15/2029 120 96
2.30%, 02/01/2032 250 184
2.80%, 04/01/2031 110 86
3.50%, 06/01/2041 115 75
3.70%, 04/01/2051 110 67
3.85%, 04/01/2061 670 395
3.90%, 06/01/2052 60 38
4.40%, 12/01/2061 30 20
4.80%, 03/01/2050 600 439
4.91%, 07/23/2025 770 753
5.38%, 04/01/2038 50 42
5.38%, 05/01/2047 240 191
5.75%, 04/01/2048 280 234
6.38%, 10/23/2035 150 144
6.48%, 10/23/2045 395 357

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Comcast Corp
1.50%, 02/15/2031 $ 160 $ 124
2.35%, 01/15/2027 155 140
2.45%, 08/15/2052
(e)
160 95
2.65%, 02/01/2030 115 99
2.65%, 08/15/2062 160 92
2.94%, 11/01/2056 660 414
2.99%, 11/01/2063 409 250
3.15%, 03/01/2026 75 71
3.25%, 11/01/2039 230 179
3.38%, 08/15/2025 175 168
3.40%, 07/15/2046 910 672
3.55%, 05/01/2028 735 685
3.90%, 03/01/2038 160 137
3.97%, 11/01/2047 105 85
4.00%, 03/01/2048 210 169
4.05%, 11/01/2052 427 343
4.40%, 08/15/2035 890 823
4.70%, 10/15/2048 300 271
5.25%, 11/07/2025 185 186
5.50%, 11/15/2032 325 334
Discovery Communications LLC
3.63%, 05/15/2030 60 51
3.95%, 06/15/2025 170 162
3.95%, 03/20/2028 250 228
4.00%, 09/15/2055 91 59
5.20%, 09/20/2047 200 159
5.30%, 05/15/2049 180 144
Fox Corp
5.48%, 01/25/2039 110 101
5.58%, 01/25/2049 140 127
Paramount Global
4.38%, 03/15/2043 400 279
4.85%, 07/01/2042 300 225
7.88%, 07/30/2030 30 32
Thomson Reuters Corp
5.85%, 04/15/2040 30 29
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033 20 22
Time Warner Cable LLC
4.50%, 09/15/2042 170 127
5.88%, 11/15/2040 260 230
6.55%, 05/01/2037 360 345
7.30%, 07/01/2038 60 60
TWDC Enterprises 18 Corp
4.13%, 06/01/2044 580 499
7.00%, 03/01/2032 30 34
Walt Disney Co/The
1.75%, 01/13/2026 1,175 1,073
2.20%, 01/13/2028 155 138
2.65%, 01/13/2031 150 128
3.38%, 11/15/2026 170 160
3.50%, 05/13/2040 155 125
3.60%, 01/13/2051 305 236
4.70%, 03/23/2050 220 206
4.95%, 10/15/2045 125 119
6.40%, 12/15/2035 869 960
$ 14,516
Metal Fabrication & Hardware - 0.01%
Precision Castparts Corp
3.90%, 01/15/2043 193 163
Mining - 0.21%
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 600 618
BHP Billiton Finance USA Ltd
4.13%, 02/24/2042 170 148
4.88%, 02/27/2026 160 159
4.90%, 02/28/2033 160 159
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Freeport-McMoRan Inc
4.38%, 08/01/2028 $ 200 $ 186
4.63%, 08/01/2030 700 646
5.25%, 09/01/2029 700 676
5.40%, 11/14/2034 700 659
5.45%, 03/15/2043 290 262
Newmont Corp
2.60%, 07/15/2032 170 136
4.88%, 03/15/2042 500 456
6.25%, 10/01/2039 100 105
Rio Tinto Alcan Inc
6.13%, 12/15/2033 30 32
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 155 102
Rio Tinto Finance USA PLC
4.75%, 03/22/2042 500 470
Southern Copper Corp
5.25%, 11/08/2042 200 187
5.88%, 04/23/2045 110 111
Teck Resources Ltd
3.90%, 07/15/2030 115 103
$ 5,215
Miscellaneous Manufacturers - 0.08%
3M Co
2.38%, 08/26/2029
(e)
250 210
3.25%, 08/26/2049
(e)
100 69
Eaton Corp
4.15%, 03/15/2033 575 530
4.15%, 11/02/2042 95 81
Illinois Tool Works Inc
2.65%, 11/15/2026 90 83
Parker-Hannifin Corp
4.25%, 09/15/2027 135 129
4.50%, 09/15/2029 135 129
Teledyne Technologies Inc
0.95%, 04/01/2024 60 57
2.25%, 04/01/2028 60 52
Textron Inc
4.00%, 03/15/2026 500 483
$ 1,823
Oil & Gas - 0.78%
BP Capital Markets America Inc
1.75%, 08/10/2030 205 164
2.72%, 01/12/2032 30 25
2.94%, 06/04/2051 750 498
3.00%, 02/24/2050 155 105
3.00%, 03/17/2052 60 40
3.06%, 06/17/2041 115 85
3.12%, 05/04/2026 110 104
3.54%, 04/06/2027 215 203
3.59%, 04/14/2027 900 851
4.23%, 11/06/2028 210 203
4.81%, 02/13/2033 160 157
BP Capital Markets PLC
3.28%, 09/19/2027 115 107
Canadian Natural Resources Ltd
2.05%, 07/15/2025 750 693
3.80%, 04/15/2024 470 461
Cenovus Energy Inc
6.75%, 11/15/2039 138 144
Chevron Corp
2.00%, 05/11/2027 155 139
2.95%, 05/16/2026 1,000 941
Chevron USA Inc
1.02%, 08/12/2027 160 137
2.34%, 08/12/2050 160 100
3.25%, 10/15/2029 290 264

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
ConocoPhillips Co
2.40%, 03/07/2025 $ 470 $ 445
3.80%, 03/15/2052 345 274
4.03%, 03/15/2062 440 348
Devon Energy Corp
5.00%, 06/15/2045 75 64
5.60%, 07/15/2041 380 350
Diamondback Energy Inc
3.25%, 12/01/2026 150 139
EQT Corp
5.68%, 10/01/2025 305 301
Equinor ASA
2.38%, 05/22/2030 250 213
2.88%, 04/06/2025 955 913
3.00%, 04/06/2027 155 144
3.13%, 04/06/2030 250 225
3.25%, 11/18/2049 445 330
3.63%, 09/10/2028 370 351
3.63%, 04/06/2040 155 128
Exxon Mobil Corp
2.02%, 08/16/2024 200 191
2.44%, 08/16/2029 100 88
3.00%, 08/16/2039 150 115
3.45%, 04/15/2051 950 725
3.57%, 03/06/2045 700 553
4.23%, 03/19/2040 315 283
Hess Corp
4.30%, 04/01/2027 300 287
7.13%, 03/15/2033 21 23
7.30%, 08/15/2031 109 118
Marathon Oil Corp
4.40%, 07/15/2027 300 286
Marathon Petroleum Corp
3.63%, 09/15/2024 145 141
5.00%, 09/15/2054 200 168
Phillips 66
1.30%, 02/15/2026 30 27
2.15%, 12/15/2030 110 88
3.85%, 04/09/2025 95 92
4.65%, 11/15/2034 560 523
4.88%, 11/15/2044 350 318
5.88%, 05/01/2042 30 31
Phillips 66 Co
4.90%, 10/01/2046
(i)
270 238
Pioneer Natural Resources Co
1.13%, 01/15/2026 55 49
1.90%, 08/15/2030 160 125
2.15%, 01/15/2031 55 43
Shell International Finance BV
2.00%, 11/07/2024 150 143
2.38%, 11/07/2029 150 129
2.88%, 05/10/2026 155 145
2.88%, 11/26/2041 120 88
3.13%, 11/07/2049 950 681
4.00%, 05/10/2046 360 299
4.13%, 05/11/2035 130 120
4.38%, 05/11/2045 325 287
4.55%, 08/12/2043 340 310
6.38%, 12/15/2038 600 666
Suncor Energy Inc
3.75%, 03/04/2051 60 44
4.00%, 11/15/2047 100 78
6.50%, 06/15/2038 140 144
6.80%, 05/15/2038 140 149
6.85%, 06/01/2039 73 78
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
TotalEnergies Capital International SA
2.99%, 06/29/2041 $ 115 $ 86
3.13%, 05/29/2050 155 111
3.39%, 06/29/2060 115 82
Valero Energy Corp
2.80%, 12/01/2031 740 601
4.00%, 06/01/2052 525 396
6.63%, 06/15/2037 60 64
7.50%, 04/15/2032 60 68
$ 18,927
Oil & Gas Services - 0.06%
Baker Hughes Holdings LLC / Baker Hughes
Co-Obligor Inc
2.06%, 12/15/2026 60 54
3.14%, 11/07/2029
(e)
150 132
3.34%, 12/15/2027 135 124
Halliburton Co
3.80%, 11/15/2025 6 6
4.50%, 11/15/2041 400 334
5.00%, 11/15/2045 230 203
7.45%, 09/15/2039 386 438
NOV Inc
3.60%, 12/01/2029 150 133
Schlumberger Investment SA
2.65%, 06/26/2030 160 138
$ 1,562
Packaging & Containers - 0.03%
Amcor Flexibles North America Inc
4.00%, 05/17/2025 135 130
Packaging Corp of America
3.05%, 10/01/2051 200 131
WRKCo Inc
3.00%, 06/15/2033 80 64
4.65%, 03/15/2026 500 490
$ 815
Pharmaceuticals - 1 .11%
AbbVie Inc
2.95%, 11/21/2026 300 277
3.20%, 11/21/2029 820 725
3.60%, 05/14/2025 345 332
3.85%, 06/15/2024 1,090 1,070
4.05%, 11/21/2039 375 316
4.25%, 11/14/2028 140 134
4.25%, 11/21/2049 175 146
4.40%, 11/06/2042 25 22
4.45%, 05/14/2046 270 231
4.55%, 03/15/2035 170 158
4.85%, 06/15/2044 900 818
4.88%, 11/14/2048 440 403
Astrazeneca Finance LLC
0.70%, 05/28/2024 90 85
1.75%, 05/28/2028 105 90
2.25%, 05/28/2031 60 50
4.88%, 03/03/2033
(g)
285 284
4.88%, 03/03/2028
(g)
285 284
AstraZeneca PLC
0.70%, 04/08/2026 120 105
1.38%, 08/06/2030 160 126
2.13%, 08/06/2050 680 405
3.00%, 05/28/2051 45 32
4.38%, 08/17/2048 60 55
6.45%, 09/15/2037 30 34
Becton Dickinson and Co
1.96%, 02/11/2031 60 47
3.70%, 06/06/2027 600 567
3.73%, 12/15/2024 250 243
3.79%, 05/20/2050 710 548
4.67%, 06/06/2047 155 136

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Becton Dickinson and Co   (continued)
4.69%, 12/15/2044 $ 59 $ 52
Bristol-Myers Squibb Co
0.75%, 11/13/2025 65 58
1.13%, 11/13/2027 120 102
1.45%, 11/13/2030 65 51
2.55%, 11/13/2050 65 41
2.95%, 03/15/2032 200 173
3.90%, 02/20/2028 130 125
4.13%, 06/15/2039 195 174
4.25%, 10/26/2049 360 311
4.35%, 11/15/2047 210 185
4.55%, 02/20/2048 171 156
Cardinal Health Inc
3.41%, 06/15/2027 400 373
Cigna Group/The
0.61%, 03/15/2024 650 619
1.25%, 03/15/2026 180 160
2.40%, 03/15/2030 910 761
3.20%, 03/15/2040 155 116
3.25%, 04/15/2025 100 96
3.40%, 03/15/2051 90 63
3.88%, 10/15/2047 755 577
4.13%, 11/15/2025 170 165
4.38%, 10/15/2028 175 168
4.80%, 08/15/2038 870 801
CVS Health Corp
1.30%, 08/21/2027 160 135
1.75%, 08/21/2030 160 125
1.88%, 02/28/2031 55 43
2.63%, 08/15/2024 140 135
2.70%, 08/21/2040 160 108
3.00%, 08/15/2026 105 97
3.25%, 08/15/2029 740 654
3.88%, 07/20/2025 885 857
4.78%, 03/25/2038 800 727
4.88%, 07/20/2035 510 479
5.05%, 03/25/2048 725 651
5.13%, 07/20/2045 430 388
5.25%, 02/21/2033 160 158
5.63%, 02/21/2053 160 155
Eli Lilly & Co
2.50%, 09/15/2060 155 94
4.15%, 03/15/2059 600 525
4.70%, 02/27/2033 130 129
4.88%, 02/27/2053 120 120
GlaxoSmithKline Capital Inc
3.63%, 05/15/2025 85 83
3.88%, 05/15/2028 165 157
6.38%, 05/15/2038 760 859
Johnson & Johnson
0.55%, 09/01/2025 115 104
0.95%, 09/01/2027 115 98
2.10%, 09/01/2040 115 79
2.25%, 09/01/2050 115 73
2.45%, 09/01/2060 835 512
2.95%, 03/03/2027 110 104
3.70%, 03/01/2046 90 76
5.95%, 08/15/2037 75 83
McKesson Corp
0.90%, 12/03/2025 60 54
Mead Johnson Nutrition Co
4.60%, 06/01/2044 30 27
Merck & Co Inc
0.75%, 02/24/2026 80 71
1.45%, 06/24/2030 210 168
1.70%, 06/10/2027 155 137
1.90%, 12/10/2028 110 94
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Merck & Co Inc   (continued)
2.15%, 12/10/2031 $ 215 $ 175
2.35%, 06/24/2040 135 94
2.75%, 12/10/2051 140 94
2.90%, 12/10/2061 420 269
3.60%, 09/15/2042 500 408
3.70%, 02/10/2045 600 494
4.15%, 05/18/2043 450 402
Novartis Capital Corp
2.75%, 08/14/2050 155 108
Pfizer Inc
0.80%, 05/28/2025 100 92
1.75%, 08/18/2031 245 195
2.55%, 05/28/2040 800 578
3.40%, 05/15/2024 100 98
4.00%, 12/15/2036 45 41
4.20%, 09/15/2048 80 71
4.30%, 06/15/2043 225 205
4.40%, 05/15/2044 75 69
7.20%, 03/15/2039 60 73
Takeda Pharmaceutical Co Ltd
2.05%, 03/31/2030 700 571
3.18%, 07/09/2050 645 441
Utah Acquisition Sub Inc
5.25%, 06/15/2046 305 237
Viatris Inc
2.30%, 06/22/2027 115 99
2.70%, 06/22/2030 155 123
3.85%, 06/22/2040 115 78
4.00%, 06/22/2050 155 100
Wyeth LLC
5.95%, 04/01/2037 60 64
Zoetis Inc
2.00%, 05/15/2030 85 70
3.00%, 05/15/2050 40 27
5.40%, 11/14/2025 390 392
$ 27,077
Pipelines - 0.84%
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029 300 270
5.88%, 03/31/2025 600 602
Eastern Gas Transmission & Storage Inc
4.60%, 12/15/2044 640 534
Enbridge Energy Partners LP
7.38%, 10/15/2045 70 79
Enbridge Inc
1.60%, 10/04/2026 20 18
2.50%, 01/15/2025 150 142
2.50%, 08/01/2033 465 359
3.13%, 11/15/2029 150 131
3.40%, 08/01/2051 45 31
4.25%, 12/01/2026 75 72
Energy Transfer LP
2.90%, 05/15/2025 910 859
3.75%, 05/15/2030 715 634
4.05%, 03/15/2025 100 97
4.20%, 04/15/2027 300 284
4.75%, 01/15/2026 1,000 979
5.30%, 04/15/2047 500 424
5.35%, 05/15/2045 710 605
5.75%, 02/15/2033 155 153
6.25%, 04/15/2049 155 147
6.50%, 02/01/2042 370 369
Enterprise Products Operating LLC
3.30%, 02/15/2053 80 54
4.20%, 01/31/2050 680 546
4.25%, 02/15/2048 250 202
4.45%, 02/15/2043 350 299

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Enterprise Products Operating LLC   (continued)
4.85%, 03/15/2044 $ 750 $ 666
5.05%, 01/10/2026 160 160
6.45%, 09/01/2040 490 518
6.88%, 03/01/2033 39 43
Kinder Morgan Energy Partners LP
4.70%, 11/01/2042 20 17
5.00%, 03/01/2043 550 467
Kinder Morgan Inc
1.75%, 11/15/2026 60 53
2.00%, 02/15/2031 130 101
3.25%, 08/01/2050 130 82
3.60%, 02/15/2051 245 166
5.05%, 02/15/2046 30 25
5.20%, 06/01/2033 160 152
5.55%, 06/01/2045 500 452
MPLX LP
1.75%, 03/01/2026 160 143
4.13%, 03/01/2027 840 801
4.25%, 12/01/2027 300 284
4.50%, 04/15/2038 200 171
5.00%, 03/01/2033 160 150
5.50%, 02/15/2049 830 745
ONEOK Inc
2.20%, 09/15/2025 155 142
2.75%, 09/01/2024 375 359
3.40%, 09/01/2029 350 304
Plains All American Pipeline LP / PAA Finance
Corp
3.55%, 12/15/2029 950 824
4.70%, 06/15/2044 330 254
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 645 605
5.00%, 03/15/2027 1,075 1,049
5.63%, 03/01/2025 75 75
5.75%, 05/15/2024 600 600
Spectra Energy Partners LP
4.75%, 03/15/2024 105 104
Targa Resources Corp
5.20%, 07/01/2027 220 216
6.13%, 03/15/2033 160 161
TransCanada PipeLines Ltd
2.50%, 10/12/2031 60 48
4.25%, 05/15/2028 300 284
4.88%, 05/15/2048 190 167
Williams Cos Inc/The
2.60%, 03/15/2031 160 130
3.50%, 10/15/2051 60 41
3.75%, 06/15/2027 45 42
3.90%, 01/15/2025 500 485
4.00%, 09/15/2025 50 48
4.85%, 03/01/2048 350 301
4.90%, 01/15/2045 430 368
5.10%, 09/15/2045 120 105
5.30%, 08/15/2052 65 59
5.65%, 03/15/2033
(g)
160 160
6.30%, 04/15/2040 430 441
$ 20,458
Private Equity - 0.01%
Brookfield Corp
4.00%, 01/15/2025 300 293
Regional Authority - 0.32%
Province of Alberta Canada
1.00%, 05/20/2025 810 743
1.30%, 07/22/2030 175 141
3.30%, 03/15/2028 650 615
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority (continued)
Province of British Columbia Canada
0.90%, 07/20/2026 $ 515 $ 455
1.30%, 01/29/2031
(e)
160 128
6.50%, 01/15/2026 45 47
Province of Manitoba Canada
1.50%, 10/25/2028 85 72
3.05%, 05/14/2024 430 419
Province of Ontario Canada
0.63%, 01/21/2026
(e)
530 472
1.05%, 04/14/2026 415 371
1.13%, 10/07/2030 300 237
2.13%, 01/21/2032 675 565
3.10%, 05/19/2027 565 533
3.20%, 05/16/2024 665 648
Province of Quebec Canada
0.60%, 07/23/2025 600 543
1.35%, 05/28/2030 815 663
1.50%, 02/11/2025 600 561
2.88%, 10/16/2024 500 482
7.50%, 09/15/2029 36 42
$ 7,737
REITs - 1 .01%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 240 178
2.00%, 05/18/2032 400 306
2.75%, 12/15/2029 70 59
2.95%, 03/15/2034 65 52
3.00%, 05/18/2051 530 341
4.00%, 02/01/2050 70 54
4.90%, 12/15/2030 80 78
5.15%, 04/15/2053 160 149
American Tower Corp
1.30%, 09/15/2025 80 72
1.60%, 04/15/2026 60 53
1.88%, 10/15/2030 550 423
2.75%, 01/15/2027 1,000 904
2.90%, 01/15/2030 155 131
2.95%, 01/15/2051 60 36
3.38%, 10/15/2026 500 465
3.65%, 03/15/2027 515 480
3.70%, 10/15/2049 300 209
3.95%, 03/15/2029 200 182
4.00%, 06/01/2025 600 581
5.65%, 03/15/2033
(g)
160 159
AvalonBay Communities Inc
1.90%, 12/01/2028 60 51
2.05%, 01/15/2032 60 48
2.30%, 03/01/2030 755 632
5.00%, 02/15/2033
(e)
155 154
Boston Properties LP
2.55%, 04/01/2032 245 187
2.90%, 03/15/2030 600 493
3.20%, 01/15/2025 700 669
3.65%, 02/01/2026 1,000 947
Brixmor Operating Partnership LP
3.65%, 06/15/2024 400 387
Corporate Office Properties LP
2.75%, 04/15/2031 60 45
Crown Castle Inc
1.05%, 07/15/2026 115 100
1.35%, 07/15/2025 115 104
2.50%, 07/15/2031 60 48
2.90%, 04/01/2041 60 41
3.10%, 11/15/2029 125 108
3.20%, 09/01/2024
(e)
75 72
3.25%, 01/15/2051 115 76
3.70%, 06/15/2026 600 568
3.80%, 02/15/2028 430 399

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Crown Castle Inc   (continued)
4.00%, 11/15/2049 $ 95 $ 72
5.00%, 01/11/2028 160 158
CubeSmart LP
2.00%, 02/15/2031 110 84
2.25%, 12/15/2028 60 50
Digital Realty Trust LP
5.55%, 01/15/2028 345 344
Equinix Inc
1.00%, 09/15/2025 850 759
1.25%, 07/15/2025 155 140
1.80%, 07/15/2027 155 133
2.50%, 05/15/2031 460 368
2.63%, 11/18/2024 150 143
3.20%, 11/18/2029 130 113
3.40%, 02/15/2052 60 41
ERP Operating LP
1.85%, 08/01/2031 115 90
Essex Portfolio LP
1.70%, 03/01/2028 60 50
3.00%, 01/15/2030 140 119
4.00%, 03/01/2029 784 720
Federal Realty Investment Trust
1.25%, 02/15/2026 115 102
GLP Capital LP / GLP Financing II Inc
4.00%, 01/15/2030 140 123
5.25%, 06/01/2025 400 392
Healthcare Realty Holdings LP
2.00%, 03/15/2031 150 114
Healthpeak Properties Interim Inc
2.13%, 12/01/2028 210 178
5.25%, 12/15/2032 80 79
Kilroy Realty LP
2.50%, 11/15/2032 160 113
Kimco Realty OP LLC
2.25%, 12/01/2031 60 47
2.70%, 03/01/2024 300 291
2.70%, 10/01/2030 160 132
3.70%, 10/01/2049 30 21
4.60%, 02/01/2033 165 152
Life Storage LP
2.20%, 10/15/2030 75 60
2.40%, 10/15/2031 60 48
Mid-America Apartments LP
1.70%, 02/15/2031 120 94
National Retail Properties Inc
3.60%, 12/15/2026 300 279
Omega Healthcare Investors Inc
4.75%, 01/15/2028 30 28
4.95%, 04/01/2024 30 30
Prologis LP
1.25%, 10/15/2030 160 123
1.75%, 07/01/2030 155 124
2.25%, 01/15/2032 60 48
2.88%, 11/15/2029 75 65
3.00%, 04/15/2050 680 462
4.63%, 01/15/2033 575 556
Public Storage
0.88%, 02/15/2026 40 35
1.85%, 05/01/2028 115 99
2.25%, 11/09/2031 60 48
Realty Income Corp
0.75%, 03/15/2026 40 35
2.20%, 06/15/2028 65 56
3.10%, 12/15/2029 300 264
3.25%, 01/15/2031 160 139
4.13%, 10/15/2026 220 212
4.85%, 03/15/2030 160 155
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Realty Income Corp   (continued)
4.88%, 06/01/2026 $ 700 $ 694
Simon Property Group LP
1.75%, 02/01/2028 555 475
2.00%, 09/13/2024 150 143
2.65%, 02/01/2032 765 618
3.25%, 11/30/2026 300 280
3.30%, 01/15/2026 700 664
3.50%, 09/01/2025 160 153
4.75%, 03/15/2042 164 144
Spirit Realty LP
2.10%, 03/15/2028 60 50
UDR Inc
2.10%, 08/01/2032 100 75
3.20%, 01/15/2030 145 127
Ventas Realty LP
3.00%, 01/15/2030 500 425
3.75%, 05/01/2024 500 489
4.75%, 11/15/2030 525 495
VICI Properties LP
4.38%, 05/15/2025 200 193
Welltower OP LLC
2.75%, 01/15/2032 1,115 890
3.63%, 03/15/2024 120 118
4.13%, 03/15/2029 300 277
WP Carey Inc
2.40%, 02/01/2031 65 52
$ 24,491
Retail - 0.58%
AutoZone Inc
1.65%, 01/15/2031 160 123
Costco Wholesale Corp
1.38%, 06/20/2027 125 109
1.75%, 04/20/2032 150 118
Dollar Tree Inc
4.20%, 05/15/2028 130 124
Home Depot Inc/The
0.90%, 03/15/2028 55 46
1.88%, 09/15/2031 760 602
2.13%, 09/15/2026 350 318
2.38%, 03/15/2051 55 33
2.70%, 04/15/2025 65 62
2.75%, 09/15/2051 60 39
2.88%, 04/15/2027 65 60
2.95%, 06/15/2029 500 447
3.13%, 12/15/2049 235 167
4.00%, 09/15/2025 265 260
4.20%, 04/01/2043 300 262
4.25%, 04/01/2046 180 156
4.40%, 03/15/2045 300 266
4.95%, 09/15/2052 135 130
5.88%, 12/16/2036 400 428
Lowe's Cos Inc
1.30%, 04/15/2028 130 108
1.70%, 10/15/2030 130 101
2.50%, 04/15/2026 90 83
3.38%, 09/15/2025 50 48
3.65%, 04/05/2029 135 123
3.70%, 04/15/2046 20 15
3.75%, 04/01/2032 65 58
4.00%, 04/15/2025 700 682
4.25%, 04/01/2052 540 425
4.40%, 09/08/2025 130 128
4.55%, 04/05/2049 135 112
5.00%, 04/15/2033 130 125
5.00%, 04/15/2040 155 142
5.63%, 04/15/2053 380 364

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
McDonald's Corp
2.63%, 09/01/2029 $ 140 $ 122
3.25%, 06/10/2024 175 171
3.70%, 01/30/2026 150 145
3.70%, 02/15/2042 300 238
4.45%, 03/01/2047 1,000 864
5.15%, 09/09/2052 255 244
6.30%, 03/01/2038 600 648
O'Reilly Automotive Inc
1.75%, 03/15/2031 75 58
Starbucks Corp
2.00%, 03/12/2027 580 516
3.00%, 02/14/2032 345 293
3.75%, 12/01/2047 370 281
4.30%, 06/15/2045 225 191
4.45%, 08/15/2049 220 187
4.80%, 02/15/2033
(e)
120 116
Target Corp
1.95%, 01/15/2027 280 252
2.95%, 01/15/2052 325 222
4.50%, 09/15/2032 690 663
4.80%, 01/15/2053 160 150
TJX Cos Inc/The
1.15%, 05/15/2028 65 54
1.60%, 05/15/2031 65 51
Walmart Inc
1.05%, 09/17/2026 105 92
1.50%, 09/22/2028 105 89
1.80%, 09/22/2031 160 129
2.50%, 09/22/2041 135 97
2.65%, 09/22/2051 105 71
3.90%, 09/09/2025 130 127
3.95%, 06/28/2038 195 177
4.00%, 04/11/2043 250 219
4.05%, 06/29/2048 100 88
4.15%, 09/09/2032
(e)
630 607
4.50%, 09/09/2052 630 594
$ 14,020
Semiconductors - 0.57%
Analog Devices Inc
2.10%, 10/01/2031 40 32
2.80%, 10/01/2041 60 44
Applied Materials Inc
4.35%, 04/01/2047 45 40
Broadcom Corp / Broadcom Cayman Finance Ltd
3.88%, 01/15/2027 650 613
Broadcom Inc
3.14%, 11/15/2035
(i)
738 544
3.19%, 11/15/2036
(i)
30 22
3.42%, 04/15/2033
(i)
452 364
3.47%, 04/15/2034
(i)
415 329
3.75%, 02/15/2051
(i)
570 397
4.15%, 11/15/2030 310 279
4.75%, 04/15/2029 355 340
Intel Corp
2.00%, 08/12/2031 60 47
2.88%, 05/11/2024 105 102
3.05%, 08/12/2051 60 38
3.15%, 05/11/2027 150 140
3.20%, 08/12/2061 60 38
3.40%, 03/25/2025
(e)
155 150
3.73%, 12/08/2047 105 78
3.75%, 03/25/2027 155 148
3.75%, 08/05/2027 65 62
4.00%, 08/05/2029 585 547
4.10%, 05/19/2046 250 201
4.15%, 08/05/2032
(e)
765 705
4.60%, 03/25/2040 155 139
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
Intel Corp   (continued)
4.88%, 02/10/2026 $ 605 $ 599
5.20%, 02/10/2033 300 294
5.63%, 02/10/2043 300 293
5.70%, 02/10/2053 605 591
KLA Corp
4.95%, 07/15/2052 140 132
Lam Research Corp
2.88%, 06/15/2050 500 334
Marvell Technology Inc
2.45%, 04/15/2028 115 98
Micron Technology Inc
2.70%, 04/15/2032 90 68
4.19%, 02/15/2027 405 383
NVIDIA Corp
0.58%, 06/14/2024 115 108
1.55%, 06/15/2028 60 51
2.00%, 06/15/2031 115 93
3.50%, 04/01/2040 600 493
NXP BV / NXP Funding LLC / NXP USA Inc
2.50%, 05/11/2031 115 91
3.13%, 02/15/2042 265 179
3.15%, 05/01/2027 80 73
3.25%, 05/11/2041 60 42
4.40%, 06/01/2027 480 460
QUALCOMM Inc
1.30%, 05/20/2028 327 275
1.65%, 05/20/2032 243 186
4.50%, 05/20/2052 950 845
4.80%, 05/20/2045 110 104
6.00%, 05/20/2053 155 167
Texas Instruments Inc
1.13%, 09/15/2026 60 53
1.75%, 05/04/2030 650 532
1.90%, 09/15/2031 60 49
4.15%, 05/15/2048 165 146
TSMC Arizona Corp
1.75%, 10/25/2026 750 664
3.88%, 04/22/2027 1,190 1,143
$ 13,945
Software - 0.80%
Activision Blizzard Inc
1.35%, 09/15/2030 80 62
2.50%, 09/15/2050 160 100
Electronic Arts Inc
1.85%, 02/15/2031 60 47
Fidelity National Information Services Inc
0.60%, 03/01/2024 655 625
1.65%, 03/01/2028 1,105 925
3.10%, 03/01/2041 55 38
4.50%, 07/15/2025 700 684
5.10%, 07/15/2032 550 526
Fiserv Inc
2.75%, 07/01/2024 1,000 963
3.50%, 07/01/2029 900 805
3.85%, 06/01/2025 250 241
4.40%, 07/01/2049 590 477
5.45%, 03/02/2028
(g)
240 240
Intuit Inc
1.35%, 07/15/2027 160 139
Microsoft Corp
2.40%, 08/08/2026 250 232
2.53%, 06/01/2050 311 208
2.68%, 06/01/2060 349 226
2.92%, 03/17/2052 476 342
3.04%, 03/17/2062 1,141 799
3.30%, 02/06/2027 140 134
3.45%, 08/08/2036 225 197

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Microsoft Corp   (continued)
3.70%, 08/08/2046 $ 500 $ 427
Oracle Corp
2.30%, 03/25/2028 115 100
2.50%, 04/01/2025 555 523
2.65%, 07/15/2026 300 274
2.80%, 04/01/2027 155 141
2.88%, 03/25/2031 115 95
2.95%, 11/15/2024 85 81
2.95%, 05/15/2025 105 100
2.95%, 04/01/2030 655 559
3.40%, 07/08/2024 145 141
3.60%, 04/01/2040 355 262
3.60%, 04/01/2050 700 474
3.65%, 03/25/2041 115 85
3.90%, 05/15/2035 130 108
3.95%, 03/25/2051 115 83
4.00%, 07/15/2046 500 365
4.00%, 11/15/2047 75 55
4.10%, 03/25/2061 60 42
4.30%, 07/08/2034 75 66
4.38%, 05/15/2055 150 114
4.50%, 05/06/2028 285 274
4.50%, 07/08/2044 50 41
4.65%, 05/06/2030 530 503
5.55%, 02/06/2053 305 279
5.80%, 11/10/2025 715 723
6.13%, 07/08/2039 60 60
6.15%, 11/09/2029 180 186
6.25%, 11/09/2032 360 375
6.90%, 11/09/2052 360 389
Roper Technologies Inc
1.40%, 09/15/2027 860 729
2.35%, 09/15/2024 90 86
2.95%, 09/15/2029 1,200 1,043
Salesforce Inc
1.95%, 07/15/2031 60 48
2.70%, 07/15/2041 265 187
2.90%, 07/15/2051 815 548
ServiceNow Inc
1.40%, 09/01/2030 160 122
Take-Two Interactive Software Inc
3.55%, 04/14/2025 215 206
VMware Inc
1.40%, 08/15/2026 1,180 1,019
1.80%, 08/15/2028 685 560
2.20%, 08/15/2031 115 87
$ 19,570
Sovereign - 1.53%
Canada Government International Bond
0.75%, 05/19/2026 615 546
1.63%, 01/22/2025 200 188
2.88%, 04/28/2025 710 682
Chile Government International Bond
2.45%, 01/31/2031
(e)
300 250
2.55%, 01/27/2032
(e)
400 328
2.75%, 01/31/2027 1,100 1,009
3.10%, 05/07/2041 400 290
3.24%, 02/06/2028 500 463
3.50%, 04/15/2053 200 142
4.00%, 01/31/2052 200 155
Export Development Canada
3.38%, 08/26/2025 625 606
3.88%, 02/14/2028 315 309
Export-Import Bank of Korea
1.25%, 01/18/2025 200 186
1.38%, 02/09/2031 200 151
2.63%, 05/26/2026 700 646
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Export-Import Bank of Korea   (continued)
4.25%, 09/15/2027 $ 200 $ 195
4.50%, 09/15/2032 200 195
4.88%, 01/11/2026 310 308
Indonesia Government International Bond
2.15%, 07/28/2031 200 163
2.85%, 02/14/2030 200 176
3.05%, 03/12/2051
(e)
200 145
3.50%, 01/11/2028 500 469
3.70%, 10/30/2049
(e)
200 157
4.20%, 10/15/2050 400 336
4.35%, 01/11/2048 200 175
4.55%, 01/11/2028 200 196
4.65%, 09/20/2032 200 195
4.75%, 02/11/2029 700 696
5.65%, 01/11/2053 400 407
Israel Government International Bond
2.75%, 07/03/2030 400 353
3.88%, 07/03/2050 200 161
4.13%, 01/17/2048 200 169
4.50%, 01/17/2033 200 193
4.50%, 01/30/2043 200 180
Japan Bank for International Cooperation
0.50%, 04/15/2024
(e)
200 189
1.25%, 01/21/2031 200 157
1.75%, 10/17/2024 500 473
1.88%, 07/21/2026 264 239
2.13%, 02/16/2029 200 173
2.25%, 11/04/2026 400 364
2.75%, 01/21/2026 400 377
2.88%, 04/14/2025 500 477
2.88%, 07/21/2027
(e)
330 306
3.00%, 05/29/2024 300 291
3.88%, 09/16/2025 900 875
Korea International Bond
1.00%, 09/16/2030 200 158
3.88%, 09/20/2048 250 220
Mexico Government International Bond
2.66%, 05/24/2031 500 403
3.25%, 04/16/2030
(e)
200 174
3.50%, 02/12/2034 400 326
3.75%, 01/11/2028 225 210
3.75%, 04/19/2071 200 129
3.90%, 04/27/2025 400 391
4.13%, 01/21/2026 750 730
4.50%, 04/22/2029 800 760
4.60%, 01/23/2046 200 160
4.60%, 02/10/2048 300 239
4.75%, 03/08/2044 500 414
5.55%, 01/21/2045 360 331
5.75%, 10/12/2110 100 88
6.05%, 01/11/2040 700 696
6.35%, 02/09/2035 200 205
6.75%, 09/27/2034 650 694
Panama Government International Bond
2.25%, 09/29/2032 200 149
3.16%, 01/23/2030 600 515
3.30%, 01/19/2033
(e)
500 405
3.75%, 03/16/2025 400 387
3.88%, 03/17/2028 700 655
4.30%, 04/29/2053 200 144
4.50%, 04/16/2050 200 151
6.70%, 01/26/2036 600 633
Peruvian Government International Bond
1.86%, 12/01/2032 60 43
2.78%, 01/23/2031 920 757
2.78%, 12/01/2060 60 34
3.30%, 03/11/2041 300 218

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Peruvian Government International Bond
(continued)
3.55%, 03/10/2051
(e)
$ 60 $ 42
4.13%, 08/25/2027 600 580
5.63%, 11/18/2050 150 147
6.55%, 03/14/2037 400 426
8.75%, 11/21/2033 180 222
Philippine Government International Bond
2.65%, 12/10/2045 400 269
3.00%, 02/01/2028 300 276
3.20%, 07/06/2046 200 144
3.70%, 03/01/2041 400 323
3.70%, 02/02/2042 500 401
5.00%, 07/17/2033 200 198
5.17%, 10/13/2027 500 505
5.50%, 01/17/2048 200 202
5.61%, 04/13/2033 500 515
7.75%, 01/14/2031 190 222
10.63%, 03/16/2025 100 111
Republic of Italy Government International Bond
0.88%, 05/06/2024 400 376
1.25%, 02/17/2026 700 613
2.38%, 10/17/2024 200 189
2.88%, 10/17/2029 900 760
3.88%, 05/06/2051 400 277
5.38%, 06/15/2033 205 200
State of Israel
2.50%, 01/15/2030 200 174
3.38%, 01/15/2050 200 148
Svensk Exportkredit AB
0.38%, 03/11/2024 200 190
0.50%, 08/26/2025 720 647
3.63%, 09/03/2024 700 683
4.38%, 02/13/2026 315 311
Tennessee Valley Authority
3.50%, 12/15/2042 200 166
4.25%, 09/15/2065 115 102
5.25%, 09/15/2039 250 263
5.38%, 04/01/2056 196 212
5.88%, 04/01/2036 325 362
6.75%, 11/01/2025 57 60
Uruguay Government International Bond
4.13%, 11/20/2045 136 123
4.38%, 10/27/2027 80 79
4.98%, 04/20/2055 100 95
5.10%, 06/18/2050 300 293
5.75%, 10/28/2034
(e)
155 167
7.63%, 03/21/2036 750 932
$ 37,165
Supranational Bank - 1.33%
African Development Bank
0.88%, 03/23/2026 705 630
0.88%, 07/22/2026 115 102
Asian Development Bank
0.38%, 06/11/2024 615 579
0.38%, 09/03/2025 310 278
0.50%, 02/04/2026 400 355
1.00%, 04/14/2026 865 775
1.50%, 01/20/2027 125 112
1.50%, 03/04/2031 115 94
1.75%, 09/19/2029 300 258
1.88%, 03/15/2029 135 118
2.13%, 03/19/2025 300 284
2.38%, 08/10/2027 500 461
2.75%, 01/19/2028 130 121
2.88%, 05/06/2025 885 849
3.13%, 08/20/2027 790 751
3.13%, 04/27/2032 135 125
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
Asian Development Bank   (continued)
3.88%, 09/28/2032 $ 450 $ 442
4.00%, 01/12/2033 160 158
4.13%, 09/27/2024 300 295
4.25%, 01/09/2026 310 307
5.82%, 06/16/2028 39 41
Asian Infrastructure Investment Bank/The
0.50%, 05/28/2025 400 362
2.25%, 05/16/2024 900 868
3.38%, 06/29/2025 540 521
3.75%, 09/14/2027 255 247
Council Of Europe Development Bank
0.38%, 06/10/2024 115 108
1.38%, 02/27/2025 310 289
3.63%, 01/26/2028 315 304
European Bank for Reconstruction &
Development
0.50%, 11/25/2025 150 134
0.50%, 01/28/2026 515 457
European Investment Bank
0.38%, 07/24/2024
(e)
345 323
0.38%, 12/15/2025 305 270
0.38%, 03/26/2026 870 767
0.63%, 10/21/2027 60 51
0.75%, 10/26/2026 660 578
1.25%, 02/14/2031 255 207
1.38%, 03/15/2027 425 378
1.63%, 03/14/2025 780 732
1.63%, 05/13/2031 60 50
1.75%, 03/15/2029
(e)
615 533
1.88%, 02/10/2025 750 708
2.38%, 05/24/2027 120 111
2.63%, 03/15/2024 800 779
3.25%, 11/15/2027 710 679
3.75%, 02/14/2033 315 308
3.88%, 03/15/2028 310 304
Inter-American Development Bank
0.50%, 09/23/2024 445 415
0.63%, 09/16/2027 305 259
0.88%, 04/20/2026 900 803
1.13%, 07/20/2028 515 437
1.13%, 01/13/2031 610 486
1.50%, 01/13/2027 425 381
1.75%, 03/14/2025 230 216
2.13%, 01/15/2025 900 856
2.38%, 07/07/2027 250 230
3.13%, 09/18/2028 300 282
3.50%, 09/14/2029 255 244
4.00%, 01/12/2028 310 306
4.38%, 01/24/2044 50 49
International Bank for Reconstruction &
Development
0.50%, 10/28/2025 400 359
0.63%, 04/22/2025 693 634
0.75%, 11/24/2027 270 229
0.75%, 08/26/2030 710 553
0.88%, 07/15/2026 325 288
1.25%, 02/10/2031 615 496
1.38%, 04/20/2028 365 316
1.63%, 01/15/2025 470 443
1.63%, 11/03/2031 495 408
1.75%, 10/23/2029 950 815
2.50%, 03/19/2024 715 695
2.50%, 11/25/2024 800 767
2.50%, 07/29/2025 170 162
2.50%, 03/29/2032 620 547
3.13%, 06/15/2027 935 888
3.63%, 09/21/2029 295 285

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Supranational Bank (continued)
International Bank for Reconstruction &
Development   (continued)
3.88%, 02/14/2030 $ 315 $ 308
International Finance Corp
0.38%, 07/16/2025 315 285
3.63%, 09/15/2025 435 425
Nordic Investment Bank
0.38%, 09/11/2025 230 207
0.50%, 01/21/2026
(e)
200 178
2.25%, 05/21/2024 650 627
3.38%, 09/08/2027 235 226
$ 32,308
Telecommunications - 1.08%
America Movil SAB de CV
2.88%, 05/07/2030 600 515
3.63%, 04/22/2029 1,000 910
4.38%, 04/22/2049 450 386
6.13%, 03/30/2040 380 401
AT&T Inc
0.90%, 03/25/2024 115 110
1.65%, 02/01/2028 200 170
1.70%, 03/25/2026 340 306
2.25%, 02/01/2032 145 113
2.30%, 06/01/2027 750 668
3.10%, 02/01/2043 145 102
3.50%, 06/01/2041 1,005 754
3.50%, 09/15/2053 1,002 688
3.55%, 09/15/2055 815 552
3.65%, 09/15/2059 999 677
4.35%, 03/01/2029 500 474
4.35%, 06/15/2045 600 489
4.50%, 05/15/2035 700 630
4.50%, 03/09/2048 500 411
Bell Telephone Co of Canada or Bell Canada/The
3.65%, 03/17/2051 60 44
Cisco Systems Inc
2.50%, 09/20/2026 400 370
5.50%, 01/15/2040 735 773
5.90%, 02/15/2039 400 438
Juniper Networks Inc
2.00%, 12/10/2030 55 42
Orange SA
5.38%, 01/13/2042 30 30
Rogers Communications Inc
2.95%, 03/15/2025
(i)
65 62
3.20%, 03/15/2027
(i)
130 120
3.70%, 11/15/2049 90 63
3.80%, 03/15/2032
(i)
65 57
5.00%, 03/15/2044 75 65
7.50%, 08/15/2038 250 279
Telefonica Emisiones SA
4.10%, 03/08/2027 700 663
5.21%, 03/08/2047 550 462
7.05%, 06/20/2036 700 739
T-Mobile USA Inc
1.50%, 02/15/2026 155 139
2.05%, 02/15/2028 190 163
2.25%, 11/15/2031 150 118
2.40%, 03/15/2029 25 21
2.55%, 02/15/2031 600 490
2.63%, 02/15/2029 1,190 1,012
3.00%, 02/15/2041 150 104
3.30%, 02/15/2051 500 335
3.38%, 04/15/2029 600 530
3.40%, 10/15/2052 485 330
3.50%, 04/15/2025 155 148
3.50%, 04/15/2031 600 519
3.75%, 04/15/2027 315 296
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
T-Mobile USA Inc   (continued)
3.88%, 04/15/2030 $ 600 $ 544
4.38%, 04/15/2040 155 132
4.95%, 03/15/2028 95 93
5.20%, 01/15/2033 160 156
5.65%, 01/15/2053 265 260
Verizon Communications Inc
0.75%, 03/22/2024 145 138
1.45%, 03/20/2026 115 103
1.50%, 09/18/2030 180 139
1.68%, 10/30/2030 1,911 1,479
1.75%, 01/20/2031 135 104
2.10%, 03/22/2028 175 151
2.36%, 03/15/2032 65 51
2.55%, 03/21/2031 115 94
2.65%, 11/20/2040 750 508
2.88%, 11/20/2050 505 318
2.99%, 10/30/2056 89 55
3.00%, 11/20/2060 65 39
3.38%, 02/15/2025 700 676
3.40%, 03/22/2041 715 539
3.55%, 03/22/2051 115 83
3.70%, 03/22/2061 480 337
3.85%, 11/01/2042 90 71
4.13%, 03/16/2027 600 578
4.33%, 09/21/2028 60 57
4.40%, 11/01/2034 300 273
4.67%, 03/15/2055 650 563
4.81%, 03/15/2039 75 69
4.86%, 08/21/2046 300 271
Vodafone Group PLC
4.13%, 05/30/2025 675 657
4.25%, 09/17/2050 250 196
4.38%, 02/19/2043 360 294
5.63%, 02/10/2053 160 154
6.15%, 02/27/2037 240 248
$ 26,198
Transportation - 0.54%
Burlington Northern Santa Fe LLC
3.05%, 02/15/2051 600 414
3.40%, 09/01/2024 70 68
3.55%, 02/15/2050 155 119
4.15%, 04/01/2045 200 170
4.40%, 03/15/2042 30 27
4.45%, 01/15/2053 40 36
5.40%, 06/01/2041 710 711
Canadian National Railway Co
3.85%, 08/05/2032 915 840
Canadian Pacific Railway Co
1.75%, 12/02/2026 145 128
2.45%, 12/02/2031 85 71
3.00%, 12/02/2041 85 64
3.10%, 12/02/2051 985 672
6.13%, 09/15/2115 75 77
CSX Corp
2.40%, 02/15/2030 60 51
3.35%, 09/15/2049 60 43
3.80%, 03/01/2028 75 71
3.80%, 04/15/2050 700 542
4.30%, 03/01/2048 200 170
4.50%, 11/15/2052 160 139
FedEx Corp
3.10%, 08/05/2029 800 706
3.88%, 08/01/2042 30 23
4.55%, 04/01/2046 820 678
5.10%, 01/15/2044 880 797

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Norfolk Southern Corp
2.30%, 05/15/2031 $ 60 $ 49
2.55%, 11/01/2029 150 127
2.90%, 08/25/2051 60 39
3.94%, 11/01/2047 192 152
4.05%, 08/15/2052 200 159
4.45%, 03/01/2033 160 150
4.55%, 06/01/2053 990 855
4.84%, 10/01/2041 630 573
Ryder System Inc
2.90%, 12/01/2026 150 136
4.30%, 06/15/2027 20 19
Union Pacific Corp
2.38%, 05/20/2031 710 588
2.80%, 02/14/2032 110 93
2.89%, 04/06/2036 140 110
2.97%, 09/16/2062 90 57
3.20%, 05/20/2041 60 46
3.38%, 02/14/2042 65 51
3.55%, 08/15/2039 435 356
3.80%, 10/01/2051 310 247
3.80%, 04/06/2071 590 432
3.84%, 03/20/2060 220 168
3.95%, 08/15/2059 410 320
4.00%, 04/15/2047 250 205
4.50%, 01/20/2033 130 125
4.95%, 09/09/2052 130 125
United Parcel Service Inc
2.50%, 09/01/2029 125 108
3.40%, 09/01/2049
(e)
180 140
3.90%, 04/01/2025 155 152
4.88%, 03/03/2033 410 407
4.88%, 11/15/2040 30 29
5.05%, 03/03/2053 410 405
$ 13,040
Trucking & Leasing - 0.00%
GATX Corp
1.90%, 06/01/2031 115 86
Water - 0.04%
American Water Capital Corp
2.30%, 06/01/2031 60 49
3.25%, 06/01/2051
(e)
300 214
3.75%, 09/01/2047 740 577
4.45%, 06/01/2032 130 124
6.59%, 10/15/2037 13 14
Essential Utilities Inc
2.40%, 05/01/2031 60 48
5.30%, 05/01/2052 65 61
$ 1,087
TOTAL BONDS $ 705,251
MUNICIPAL BONDS - 0.14%
Principal
Amount (000's) Value (000's)
California - 0.04%
Bay Area Toll Authority
6.26%, 04/01/2049 $ 175 $ 209
6.91%, 10/01/2050 125 160
California State University
2.98%, 11/01/2051 155 111
East Bay Municipal Utility District Water System
Revenue
5.87%, 06/01/2040 20 22
Regents of the University of California Medical
Center Pooled Revenue
6.55%, 05/15/2048 20 24
State of California
3.50%, 04/01/2028 115 108
7.30%, 10/01/2039 300 366
$ 1,000
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Georgia - 0.01%
Municipal Electric Authority of Georgia
6.64%, 04/01/2057 $ 151 $ 166
Illinois - 0.04%
Chicago Transit Authority Sales & Transfer Tax
Receipts Revenue
6.90%, 12/01/2040 295 331
Chicago Transit Authority Sales Tax Receipts
Fund
6.20%, 12/01/2040 30 32
State of Illinois
5.10%, 06/01/2033 700 688
$ 1,051
New Jersey - 0.02%
New Jersey Economic Development
Authority (credit support from National Public
Finance Guarantee Corp )
7.43%, 02/15/2029
(j)
250 269
New Jersey Transportation Trust Fund Authority
6.56%, 12/15/2040 146 163
$ 432
New York - 0.01%
Port Authority of New York & New Jersey
4.46%, 10/01/2062 250 228
Ohio - 0.00%
Ohio State University/The
4.91%, 06/01/2040 50 50
Texas - 0.01%
Dallas Area Rapid Transit
5.02%, 12/01/2048 30 30
State of Texas
4.68%, 04/01/2040 160 158
$ 188
Wisconsin - 0.01%
State of Wisconsin (credit support from Assured
Guaranty Municipal Corp )
5.70%, 05/01/2026
(j)
250 252
TOTAL MUNICIPAL BONDS $ 3,367
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 69.12%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0.52%
2.00%, 09/01/2031 $ 74 $ 68
2.00%, 12/01/2031 86 78
2.50%, 08/01/2028 61 57
2.50%, 01/01/2030 177 166
2.50%, 01/01/2031 163 152
2.50%, 02/01/2031 161 150
2.50%, 12/01/2031 269 250
2.50%, 01/01/2032 289 268
2.50%, 03/01/2032 89 82
2.50%, 11/01/2036 54 49
3.00%, 11/01/2028 122 116
3.00%, 04/01/2029 101 96
3.00%, 09/01/2029 95 90
3.00%, 10/01/2029 143 136
3.00%, 11/01/2029 65 61
3.00%, 01/01/2030 58 55
3.00%, 11/01/2030 60 57
3.00%, 03/01/2031 37 35
3.00%, 05/01/2032 177 164
3.00%, 03/01/2033 71 67
3.00%, 04/01/2033 27 25
3.00%, 09/01/2036 47 43
3.00%, 09/01/2036 81 74
3.00%, 02/01/2037 85 77
3.00%, 10/01/2042 180 163
3.00%, 11/01/2042 294 267
3.00%, 02/01/2043 282 255

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 08/01/2043 $ 412 $ 374
3.00%, 08/01/2043 351 318
3.00%, 09/01/2043 74 67
3.00%, 10/01/2043 58 53
3.00%, 01/01/2045 58 53
3.00%, 06/01/2046 114 102
3.00%, 10/01/2046 92 83
3.00%, 02/01/2047 143 129
3.50%, 12/01/2031 105 101
3.50%, 05/01/2034 38 37
3.50%, 11/01/2034 46 44
3.50%, 01/01/2035 98 94
3.50%, 04/01/2037 35 33
3.50%, 06/01/2042 66 62
3.50%, 06/01/2042 278 261
3.50%, 06/01/2042 231 217
3.50%, 07/01/2042 614 576
3.50%, 10/01/2042 376 353
3.50%, 02/01/2045 45 42
3.50%, 03/01/2045 121 113
3.50%, 06/01/2045 128 119
3.50%, 07/01/2045 120 112
3.50%, 06/01/2046 155 143
3.50%, 08/01/2046 140 130
3.50%, 09/01/2046 170 158
4.00%, 12/01/2024 22 21
4.00%, 12/01/2030 10 10
4.00%, 11/01/2033 74 71
4.00%, 07/01/2034 49 47
4.00%, 04/01/2038 87 84
4.00%, 12/01/2040 100 96
4.00%, 02/01/2044 88 85
4.00%, 04/01/2044 94 90
4.00%, 07/01/2044 107 103
4.00%, 09/01/2044 40 38
4.00%, 11/01/2044 150 144
4.00%, 01/01/2045 123 118
4.00%, 08/01/2045 175 168
4.00%, 11/01/2045 9 9
4.00%, 12/01/2045 28 26
4.00%, 02/01/2046 47 44
4.00%, 05/01/2046 100 96
4.50%, 10/01/2030 43 43
4.50%, 05/01/2031 5 5
4.50%, 02/01/2041 65 65
4.50%, 09/01/2043 13 12
4.50%, 12/01/2043 125 122
4.50%, 03/01/2044 173 171
4.50%, 04/01/2044 64 63
4.50%, 09/01/2044 113 111
4.50%, 10/01/2044 63 62
4.50%, 03/01/2047 50 49
4.50%, 07/01/2047 41 41
4.50%, 11/01/2047 11 11
4.50%, 05/01/2049 2,156 2,116
5.00%, 11/01/2035 40 41
5.00%, 12/01/2036 122 123
5.00%, 08/01/2039 53 53
5.00%, 12/01/2041 58 59
5.00%, 02/01/2042 264 266
5.00%, 04/01/2044 43 43
5.00%, 02/01/2048 62 62
5.00%, 07/01/2048 33 33
5.50%, 06/01/2034 66 67
5.50%, 07/01/2038 61 62
5.50%, 07/01/2038 53 54
5.50%, 12/01/2038 102 105
5.50%, 10/01/2039 163 164
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
5.50%, 06/01/2041 $ 66 $ 68
6.00%, 04/01/2038 292 302
6.00%, 11/01/2038 65 66
$ 12,564
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 21.15%
1.50%, 12/01/2035 2,425 2,098
1.50%, 03/01/2036 1,418 1,226
1.50%, 05/01/2036 1,633 1,419
1.50%, 05/01/2036 6,158 5,326
1.50%, 11/01/2036 1,111 961
1.50%, 12/01/2036 4,454 3,852
1.50%, 01/01/2037 910 787
1.50%, 11/01/2050 888 690
1.50%, 01/01/2051 3,941 3,054
1.50%, 06/01/2051 1,856 1,439
2.00%, 09/01/2029 155 144
2.00%, 05/01/2030 65 58
2.00%, 12/01/2031 118 107
2.00%, 02/01/2032 76 68
2.00%, 02/01/2036 6,528 5,809
2.00%, 03/01/2036 3,075 2,737
2.00%, 04/01/2036 5,775 5,157
2.00%, 05/01/2036 1,118 995
2.00%, 02/01/2037 9,105 8,102
2.00%, 03/01/2042 1,882 1,587
2.00%, 12/01/2050 15,756 12,890
2.00%, 02/01/2051 16,321 13,349
2.00%, 02/01/2051 11,037 9,021
2.00%, 02/01/2051 15,886 12,968
2.00%, 02/01/2051 2,388 1,952
2.00%, 04/01/2051 2,523 2,091
2.00%, 04/01/2051 8,640 7,090
2.00%, 04/01/2051 5,578 4,585
2.00%, 04/01/2051 13,010 10,693
2.00%, 06/01/2051 2,159 1,764
2.00%, 07/01/2051 9,005 7,350
2.00%, 07/01/2051 2,429 1,984
2.00%, 09/01/2051 3,170 2,590
2.00%, 10/01/2051 2,742 2,257
2.00%, 10/01/2051 4,379 3,582
2.00%, 10/01/2051 2,318 1,892
2.00%, 11/01/2051 1,838 1,506
2.00%, 12/01/2051 12,830 10,492
2.00%, 12/01/2051 3,229 2,643
2.00%, 12/01/2051 2,953 2,417
2.00%, 01/01/2052 2,298 1,881
2.00%, 01/01/2052 12,899 10,580
2.00%, 03/01/2052 5,047 4,121
2.00%, 04/01/2052 11,533 9,442
2.00%, 04/01/2052 1,428 1,174
2.00%, 04/01/2052 2,383 1,964
2.50%, 01/01/2028 54 52
2.50%, 07/01/2028 154 145
2.50%, 07/01/2028 53 50
2.50%, 11/01/2028 170 159
2.50%, 09/01/2029 111 103
2.50%, 02/01/2030 67 63
2.50%, 03/01/2030 135 126
2.50%, 05/01/2030 131 122
2.50%, 07/01/2030 93 86
2.50%, 08/01/2030 165 154
2.50%, 08/01/2030 172 160
2.50%, 12/01/2030 217 202
2.50%, 03/01/2031 158 147
2.50%, 07/01/2031 187 173
2.50%, 11/01/2031 289 267
2.50%, 12/01/2031 54 50

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 01/01/2032 $ 81 $ 76
2.50%, 03/01/2032 97 89
2.50%, 07/01/2033 8 7
2.50%, 02/01/2035 1,275 1,171
2.50%, 10/01/2036 24 22
2.50%, 10/01/2036 58 52
2.50%, 12/01/2036 69 62
2.50%, 04/01/2037 1,399 1,280
2.50%, 07/01/2037 9,832 9,005
2.50%, 04/01/2042 4,723 4,116
2.50%, 01/01/2043 55 47
2.50%, 05/01/2043 89 76
2.50%, 10/01/2043 71 61
2.50%, 08/01/2046 47 41
2.50%, 12/01/2046 115 99
2.50%, 12/01/2046 79 68
2.50%, 07/01/2050 1,313 1,122
2.50%, 08/01/2050 5,029 4,301
2.50%, 09/01/2050 1,582 1,353
2.50%, 11/01/2050 683 583
2.50%, 02/01/2051 2,396 2,049
2.50%, 07/01/2051 13,013 11,047
2.50%, 07/01/2051 1,048 889
2.50%, 07/01/2051 661 561
2.50%, 08/01/2051 1,150 975
2.50%, 09/01/2051 2,267 1,924
2.50%, 09/01/2051 1,981 1,686
2.50%, 09/01/2051 1,103 943
2.50%, 10/01/2051 2,169 1,840
2.50%, 11/01/2051 6,472 5,559
2.50%, 11/01/2051 2,786 2,386
2.50%, 02/01/2052 2,337 1,997
2.50%, 02/01/2052 2,325 1,990
2.50%, 02/01/2052 12,234 10,447
2.50%, 02/01/2052 1,333 1,135
2.50%, 02/01/2052 15,605 13,235
2.50%, 03/01/2052 2,449 2,085
2.50%, 03/01/2052 6,786 5,796
2.50%, 03/01/2052 3,292 2,803
2.50%, 03/01/2052 11,633 9,934
2.50%, 04/01/2052 13,992 11,914
2.50%, 04/01/2052 3,437 2,935
2.50%, 05/01/2052 1,182 1,007
3.00%, 04/01/2027 39 38
3.00%, 01/01/2029 38 36
3.00%, 02/01/2029 40 38
3.00%, 12/01/2029 75 71
3.00%, 12/01/2029 41 39
3.00%, 01/01/2030 183 173
3.00%, 01/01/2030 215 203
3.00%, 06/01/2030 113 107
3.00%, 09/01/2030 45 42
3.00%, 10/01/2030 200 188
3.00%, 11/01/2030 203 191
3.00%, 12/01/2030 36 34
3.00%, 03/01/2031 128 120
3.00%, 04/01/2031 41 39
3.00%, 09/01/2031 202 190
3.00%, 12/01/2031 82 77
3.00%, 01/01/2033 24 22
3.00%, 04/01/2033 25 23
3.00%, 08/01/2034 239 224
3.00%, 05/01/2035 245 226
3.00%, 03/01/2038
(k)
7,100 6,620
3.00%, 06/01/2040 437 396
3.00%, 04/01/2043 68 61
3.00%, 04/01/2043 139 126
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 04/01/2043 $ 246 $ 222
3.00%, 05/01/2043 105 95
3.00%, 05/01/2043 60 54
3.00%, 05/01/2043 319 289
3.00%, 07/01/2043 314 284
3.00%, 07/01/2043 64 58
3.00%, 08/01/2043 336 304
3.00%, 08/01/2043 45 41
3.00%, 10/01/2043 193 175
3.00%, 10/01/2043 312 282
3.00%, 11/01/2043 85 77
3.00%, 01/01/2045 429 388
3.00%, 05/01/2046 57 52
3.00%, 05/01/2046 66 60
3.00%, 10/01/2046 361 324
3.00%, 09/01/2049 1,104 981
3.00%, 10/01/2049 1,977 1,758
3.00%, 11/01/2049 617 548
3.00%, 11/01/2049 1,603 1,429
3.00%, 11/01/2049 1,962 1,744
3.00%, 12/01/2049 1,981 1,765
3.00%, 03/01/2050 3,234 2,874
3.00%, 02/01/2052 2,415 2,153
3.00%, 03/01/2052 7,772 6,874
3.00%, 03/01/2052 9,508 8,430
3.00%, 04/01/2052 2,389 2,118
3.00%, 05/01/2052 12,163 10,759
3.00%, 05/01/2052 9,735 8,593
3.00%, 05/01/2052 3,306 2,941
3.00%, 03/01/2053
(k)
5,325 4,683
3.50%, 12/01/2026 54 53
3.50%, 03/01/2029 71 68
3.50%, 09/01/2029 83 80
3.50%, 11/01/2030 63 61
3.50%, 04/01/2032 11 10
3.50%, 07/01/2032 9 9
3.50%, 09/01/2032 10 9
3.50%, 12/01/2032 1,290 1,240
3.50%, 10/01/2033 6 6
3.50%, 05/01/2034 31 30
3.50%, 06/01/2034 22 21
3.50%, 07/01/2034 136 130
3.50%, 10/01/2034 35 34
3.50%, 02/01/2036 37 35
3.50%, 02/01/2037 30 28
3.50%, 05/01/2037 40 38
3.50%, 03/01/2038
(k)
2,075 1,978
3.50%, 03/01/2041 15 14
3.50%, 02/01/2042 152 142
3.50%, 03/01/2042 34 32
3.50%, 05/01/2042 230 215
3.50%, 06/01/2042 198 185
3.50%, 07/01/2042 34 32
3.50%, 10/01/2042 297 279
3.50%, 04/01/2043 255 239
3.50%, 05/01/2043 270 253
3.50%, 05/01/2043 180 169
3.50%, 06/01/2043 52 48
3.50%, 08/01/2043 194 182
3.50%, 09/01/2043 736 690
3.50%, 01/01/2044 813 763
3.50%, 01/01/2044 65 61
3.50%, 07/01/2044 304 285
3.50%, 10/01/2044 98 92
3.50%, 11/01/2044 110 102
3.50%, 12/01/2044 170 159
3.50%, 02/01/2045 166 155

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 02/01/2045 $ 102 $ 95
3.50%, 04/01/2045 193 180
3.50%, 04/01/2045 98 92
3.50%, 10/01/2045 48 45
3.50%, 10/01/2045 52 48
3.50%, 11/01/2045 104 96
3.50%, 11/01/2045 121 112
3.50%, 12/01/2045 14 13
3.50%, 12/01/2045 152 142
3.50%, 12/01/2045 71 66
3.50%, 01/01/2046 196 182
3.50%, 03/01/2046 47 44
3.50%, 03/01/2046 170 158
3.50%, 05/01/2046 32 30
3.50%, 06/01/2046 85 79
3.50%, 07/01/2046 167 155
3.50%, 12/01/2046 137 127
3.50%, 03/01/2047 129 119
3.50%, 07/01/2049 1,396 1,288
3.50%, 08/01/2049 376 345
3.50%, 11/01/2049 1,939 1,801
3.50%, 01/01/2050 7,024 6,464
3.50%, 05/01/2052 2,839 2,616
3.50%, 06/01/2052 7,421 6,765
3.50%, 08/01/2052 4,044 3,720
3.50%, 03/01/2053
(k)
17,525 15,952
4.00%, 12/01/2024 32 32
4.00%, 04/01/2029 4 4
4.00%, 12/01/2030 5 5
4.00%, 03/01/2031 191 187
4.00%, 03/01/2031 17 17
4.00%, 11/01/2031 7 7
4.00%, 11/01/2033 126 121
4.00%, 11/01/2033 16 15
4.00%, 10/01/2034 74 71
4.00%, 02/01/2036 118 113
4.00%, 01/01/2037 38 36
4.00%, 10/01/2037 55 52
4.00%, 03/01/2038 19 18
4.00%, 07/01/2038 74 71
4.00%, 12/01/2038 49 47
4.00%, 01/01/2039 66 63
4.00%, 09/01/2040 35 34
4.00%, 01/01/2041 46 44
4.00%, 02/01/2041 15 14
4.00%, 12/01/2041 68 65
4.00%, 06/01/2042 114 109
4.00%, 06/01/2042 69 67
4.00%, 07/01/2042 371 357
4.00%, 12/01/2042 113 109
4.00%, 11/01/2043 148 142
4.00%, 09/01/2044 52 50
4.00%, 11/01/2044 52 50
4.00%, 01/01/2045 44 42
4.00%, 04/01/2045 75 74
4.00%, 08/01/2045 77 75
4.00%, 11/01/2045 201 193
4.00%, 07/01/2046 48 46
4.00%, 05/01/2048 100 96
4.00%, 04/01/2049 229 218
4.00%, 07/01/2049 943 896
4.00%, 10/01/2049 1,790 1,701
4.00%, 11/01/2049 716 682
4.00%, 04/01/2050 1,482 1,405
4.00%, 08/01/2052 7,565 7,159
4.00%, 09/01/2052 5,418 5,127
4.00%, 03/01/2053
(k)
20,000 18,772
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 08/01/2023 $ 4 $ 4
4.50%, 06/01/2029 9 9
4.50%, 07/01/2029 2 2
4.50%, 08/01/2030 5 5
4.50%, 01/01/2034 16 16
4.50%, 04/01/2039 61 60
4.50%, 09/01/2040 133 132
4.50%, 05/01/2041 140 139
4.50%, 09/01/2041 151 150
4.50%, 11/01/2043 90 89
4.50%, 11/01/2043 84 82
4.50%, 01/01/2044 88 87
4.50%, 02/01/2044 31 31
4.50%, 04/01/2044 137 135
4.50%, 04/01/2044 103 101
4.50%, 05/01/2044 29 29
4.50%, 08/01/2044 109 107
4.50%, 10/01/2044 67 65
4.50%, 04/01/2046 35 34
4.50%, 05/01/2046 70 68
4.50%, 01/01/2047 138 136
4.50%, 01/01/2047 50 49
4.50%, 10/01/2052 5,843 5,692
4.50%, 03/01/2053
(k)
14,200 13,681
5.00%, 12/01/2025 5 5
5.00%, 01/01/2039 278 278
5.00%, 07/01/2039 96 96
5.00%, 02/01/2041 73 73
5.00%, 02/01/2041 50 50
5.00%, 04/01/2041 186 188
5.00%, 05/01/2042 99 100
5.00%, 07/01/2042 44 44
5.00%, 03/01/2044 44 44
5.00%, 05/01/2044 53 54
5.00%, 02/01/2045 90 90
5.00%, 06/01/2045 271 273
5.00%, 08/01/2048 9 9
5.00%, 08/01/2052 2,493 2,479
5.00%, 11/01/2052 4,935 4,867
5.00%, 03/01/2053
(k)
7,500 7,372
5.50%, 12/01/2027 9 9
5.50%, 03/01/2038 59 60
5.50%, 05/01/2038 68 70
5.50%, 06/01/2038 93 96
5.50%, 09/01/2038 151 154
5.50%, 11/01/2038 75 77
5.50%, 04/01/2039 76 78
5.50%, 04/01/2040 61 62
5.50%, 03/01/2053
(k)
7,000 6,988
6.00%, 04/01/2026 6 6
6.00%, 10/01/2036 56 59
6.00%, 03/01/2053
(k)
3,400 3,439
6.50%, 03/01/2053
(k)
1,000 1,024
$ 514,454
Government National Mortgage Association (GNMA) - 6.16%
2.00%, 08/20/2050 2,378 2,010
2.00%, 01/20/2051 2,568 2,164
2.00%, 02/20/2051 13,809 11,603
2.00%, 05/20/2051 6,686 5,634
2.00%, 07/20/2051 12,810 10,780
2.00%, 12/20/2051 1,293 1,084
2.50%, 06/20/2027 46 44
2.50%, 12/20/2030 48 45
2.50%, 03/20/2031 84 77
2.50%, 07/20/2043 79 69
2.50%, 12/20/2046 187 165
2.50%, 01/20/2047 60 53

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
2.50%, 06/20/2050 $ 4,360 $ 3,802
2.50%, 05/20/2051 14,113 12,248
2.50%, 07/20/2051 11,230 9,735
2.50%, 09/20/2051 9,547 8,272
3.00%, 02/15/2027 26 25
3.00%, 08/20/2029 34 32
3.00%, 09/20/2029 41 39
3.00%, 07/20/2030 34 32
3.00%, 01/20/2031 38 36
3.00%, 07/20/2032 42 40
3.00%, 09/20/2042 40 37
3.00%, 11/20/2042 300 274
3.00%, 12/20/2042 222 203
3.00%, 01/20/2043 214 196
3.00%, 03/20/2043 267 241
3.00%, 03/20/2043 56 51
3.00%, 03/20/2043 270 248
3.00%, 04/20/2043 337 308
3.00%, 06/20/2043 298 273
3.00%, 08/20/2043 325 298
3.00%, 05/20/2044 149 136
3.00%, 12/15/2044 36 32
3.00%, 12/20/2044 280 257
3.00%, 01/15/2045 24 21
3.00%, 01/15/2045 32 29
3.00%, 02/20/2045 29 26
3.00%, 05/20/2045 186 171
3.00%, 06/20/2045 76 69
3.00%, 07/20/2045 553 505
3.00%, 08/20/2045 274 250
3.00%, 09/20/2045 114 104
3.00%, 10/20/2045 235 214
3.00%, 12/20/2045 129 118
3.00%, 01/20/2046 57 52
3.00%, 03/20/2046 231 210
3.00%, 04/20/2046 504 459
3.00%, 05/20/2046 375 341
3.00%, 06/20/2046 363 330
3.00%, 07/20/2046 823 749
3.00%, 08/20/2046 341 310
3.00%, 09/20/2046 257 233
3.00%, 10/20/2046 195 177
3.00%, 11/20/2046 447 402
3.00%, 12/15/2046 66 59
3.00%, 09/20/2051 11,829 10,612
3.00%, 12/20/2051 9,950 8,916
3.50%, 05/20/2042 80 75
3.50%, 06/20/2042 82 77
3.50%, 07/20/2042 321 303
3.50%, 09/20/2042 247 233
3.50%, 10/20/2042 178 167
3.50%, 11/20/2042 156 147
3.50%, 12/20/2042 164 154
3.50%, 01/20/2043 269 254
3.50%, 02/20/2043 423 399
3.50%, 03/20/2043 288 272
3.50%, 04/15/2043 103 98
3.50%, 04/20/2043 192 178
3.50%, 05/20/2043 126 119
3.50%, 07/20/2043 163 154
3.50%, 08/20/2043 393 370
3.50%, 09/20/2043 282 266
3.50%, 10/20/2043 133 125
3.50%, 09/20/2044 108 101
3.50%, 10/20/2044 124 116
3.50%, 11/20/2044 118 110
3.50%, 12/20/2044 122 114
3.50%, 01/20/2045 118 111
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
3.50%, 02/20/2045 $ 161 $ 150
3.50%, 03/15/2045 25 24
3.50%, 03/20/2045 198 185
3.50%, 04/15/2045 9 9
3.50%, 04/20/2045 118 110
3.50%, 04/20/2045 193 181
3.50%, 05/20/2045 195 182
3.50%, 06/20/2045 30 28
3.50%, 07/20/2045 166 155
3.50%, 08/20/2045 182 170
3.50%, 09/20/2045 172 160
3.50%, 10/20/2045 156 146
3.50%, 11/20/2045 277 258
3.50%, 12/20/2045 203 189
3.50%, 02/20/2046 166 155
3.50%, 08/15/2046 37 35
3.50%, 09/15/2046 69 64
3.50%, 01/15/2048 44 40
3.50%, 09/15/2048 91 84
3.50%, 03/01/2053
(k)
15,100 13,875
4.00%, 11/20/2043 227 219
4.00%, 02/20/2044 93 90
4.00%, 05/15/2044 72 69
4.00%, 05/20/2044 52 51
4.00%, 07/20/2044 15 15
4.00%, 08/20/2044 117 114
4.00%, 09/20/2044 104 101
4.00%, 10/20/2044 382 370
4.00%, 11/15/2044 44 42
4.00%, 11/20/2044 74 72
4.00%, 12/20/2044 139 134
4.00%, 01/20/2045 60 58
4.00%, 03/20/2045 93 90
4.00%, 08/20/2045 102 98
4.00%, 09/15/2045 21 20
4.00%, 09/20/2045 118 114
4.00%, 10/20/2045 151 145
4.00%, 11/20/2045 208 200
4.00%, 12/15/2045 40 38
4.00%, 01/20/2046 243 233
4.00%, 02/20/2046 39 37
4.00%, 04/20/2046 145 138
4.00%, 10/20/2046 41 39
4.00%, 11/20/2046 187 180
4.00%, 01/20/2047 11 10
4.00%, 02/20/2047 172 165
4.00%, 03/20/2047 118 113
4.00%, 05/20/2047 40 38
4.00%, 11/20/2047 261 251
4.00%, 03/01/2053
(k)
12,500 11,809
4.50%, 03/15/2039 87 86
4.50%, 03/15/2040 94 93
4.50%, 07/15/2040 111 110
4.50%, 02/20/2041 20 20
4.50%, 03/20/2041 15 15
4.50%, 05/15/2045 17 16
4.50%, 12/20/2046 140 141
4.50%, 10/15/2047 64 62
4.50%, 03/01/2053
(k)
9,500 9,211
5.00%, 05/15/2033 86 87
5.00%, 07/20/2038 70 71
5.00%, 10/15/2038 109 111
5.00%, 04/20/2039 50 50
5.00%, 10/15/2041 108 108
5.00%, 01/20/2045 73 75
5.00%, 02/20/2046 27 28
5.00%, 12/20/2046 56 57
5.00%, 08/20/2048 19 19

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.00%, 10/20/2048 $ 68 $ 68
5.00%, 03/01/2053
(k)
5,400 5,335
5.50%, 03/15/2038 51 51
5.50%, 02/15/2039 44 44
5.50%, 06/15/2040 125 126
5.50%, 07/20/2044 62 64
5.50%, 09/20/2044 82 85
5.50%, 12/20/2048 11 11
5.50%, 03/01/2053
(k)
2,575 2,584
6.00%, 03/01/2053
(k)
1,000 1,014
$ 149,838
U.S. Treasury - 41.29%
0.25%, 03/15/2024 2,255 2,144
0.25%, 05/15/2024 13,315 12,559
0.25%, 06/15/2024 14,485 13,613
0.25%, 05/31/2025 1,430 1,295
0.25%, 06/30/2025 2,945 2,662
0.25%, 07/31/2025 5,885 5,302
0.25%, 08/31/2025 1,680 1,509
0.25%, 09/30/2025 1,600 1,434
0.25%, 10/31/2025 5,070 4,528
0.38%, 04/15/2024 4,865 4,614
0.38%, 07/15/2024 3,340 3,133
0.38%, 08/15/2024 3,115 2,912
0.38%, 09/15/2024 5,925 5,522
0.38%, 04/30/2025 3,195 2,911
0.38%, 11/30/2025 4,380 3,913
0.38%, 12/31/2025 3,835 3,421
0.38%, 01/31/2026 8,890 7,897
0.38%, 07/31/2027 3,605 3,048
0.38%, 09/30/2027 5,090 4,281
0.50%, 03/31/2025 2,165 1,984
0.50%, 02/28/2026 13,455 11,962
0.50%, 04/30/2027 3,750 3,215
0.50%, 05/31/2027 4,955 4,234
0.50%, 06/30/2027 3,790 3,231
0.50%, 08/31/2027 1,520 1,289
0.50%, 10/31/2027 5,120 4,320
0.63%, 10/15/2024 4,910 4,580
0.63%, 07/31/2026 4,240 3,735
0.63%, 03/31/2027 3,635 3,141
0.63%, 11/30/2027 7,625 6,461
0.63%, 12/31/2027 7,180 6,069
0.63%, 05/15/2030 9,840 7,783
0.63%, 08/15/2030 11,910 9,367
0.75%, 11/15/2024 1,345 1,253
0.75%, 03/31/2026 5,340 4,778
0.75%, 04/30/2026 4,560 4,065
0.75%, 05/31/2026 9,830 8,740
0.75%, 08/31/2026 10,800 9,532
0.75%, 01/31/2028 10,210 8,664
0.88%, 06/30/2026 3,925 3,498
0.88%, 09/30/2026 4,565 4,038
0.88%, 11/15/2030 14,350 11,467
1.00%, 12/15/2024 4,185 3,906
1.00%, 07/31/2028 10,915 9,257
1.13%, 01/15/2025 4,980 4,650
1.13%, 02/28/2025 1,160 1,079
1.13%, 10/31/2026 5,395 4,806
1.13%, 02/28/2027 605 536
1.13%, 02/29/2028 5,245 4,528
1.13%, 08/31/2028 7,015 5,980
1.13%, 02/15/2031 11,165 9,086
1.13%, 05/15/2040 8,015 5,073
1.13%, 08/15/2040 8,000 5,038
1.25%, 08/31/2024 3,140 2,968
1.25%, 11/30/2026 3,415 3,050
1.25%, 12/31/2026 9,625 8,582
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.25%, 03/31/2028 $ 5,660 $ 4,908
1.25%, 04/30/2028 3,680 3,184
1.25%, 05/31/2028 8,310 7,176
1.25%, 06/30/2028 9,680 8,344
1.25%, 09/30/2028 7,900 6,767
1.25%, 08/15/2031 14,750 11,957
1.25%, 05/15/2050 8,790 4,876
1.38%, 01/31/2025 6,680 6,262
1.38%, 08/31/2026 4,375 3,951
1.38%, 10/31/2028 7,355 6,334
1.38%, 12/31/2028 7,435 6,388
1.38%, 11/15/2031 11,620 9,459
1.38%, 11/15/2040 6,545 4,301
1.38%, 08/15/2050 11,025 6,320
1.50%, 09/30/2024 1,485 1,407
1.50%, 10/31/2024 930 879
1.50%, 11/30/2024 3,420 3,226
1.50%, 02/15/2025 2,235 2,097
1.50%, 08/15/2026 4,500 4,084
1.50%, 01/31/2027 6,230 5,599
1.50%, 11/30/2028 6,840 5,924
1.50%, 02/15/2030 4,640 3,940
1.63%, 02/15/2026 2,808 2,587
1.63%, 05/15/2026 2,161 1,980
1.63%, 09/30/2026 495 450
1.63%, 10/31/2026 3,185 2,892
1.63%, 11/30/2026 2,925 2,654
1.63%, 08/15/2029 4,085 3,531
1.63%, 05/15/2031 10,765 9,050
1.63%, 11/15/2050 6,315 3,869
1.75%, 03/15/2025 4,605 4,333
1.75%, 12/31/2026 2,155 1,963
1.75%, 01/31/2029 14,125 12,371
1.75%, 11/15/2029 2,415 2,101
1.75%, 08/15/2041 8,245 5,714
1.88%, 08/31/2024 2,065 1,970
1.88%, 06/30/2026 3,625 3,345
1.88%, 07/31/2026 1,340 1,234
1.88%, 02/28/2027 4,970 4,526
1.88%, 02/28/2029 5,460 4,816
1.88%, 02/15/2032 13,400 11,352
1.88%, 02/15/2041 5,725 4,092
1.88%, 02/15/2051 9,470 6,183
1.88%, 11/15/2051 7,140 4,644
2.00%, 04/30/2024 2,110 2,035
2.00%, 05/31/2024 5,715 5,500
2.00%, 06/30/2024 14,970 14,369
2.00%, 02/15/2025 4,825 4,573
2.00%, 08/15/2025 3,995 3,754
2.00%, 11/15/2026 3,845 3,537
2.00%, 11/15/2041 4,485 3,242
2.00%, 02/15/2050 4,900 3,314
2.00%, 08/15/2051 7,230 4,860
2.13%, 03/31/2024 810 784
2.13%, 07/31/2024 1,625 1,560
2.13%, 09/30/2024 600 574
2.13%, 11/30/2024 2,465 2,350
2.13%, 05/15/2025 3,870 3,661
2.13%, 05/31/2026 4,130 3,844
2.25%, 03/31/2024 1,510 1,464
2.25%, 04/30/2024 3,710 3,590
2.25%, 10/31/2024 1,950 1,866
2.25%, 11/15/2024 7,200 6,886
2.25%, 12/31/2024 4,000 3,817
2.25%, 11/15/2025 3,405 3,206
2.25%, 03/31/2026 1,425 1,336
2.25%, 02/15/2027 2,670 2,471
2.25%, 08/15/2027 4,875 4,482

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.25%, 11/15/2027 $ 6,555 $ 6,006
2.25%, 05/15/2041 6,930 5,265
2.25%, 08/15/2046 2,700 1,948
2.25%, 08/15/2049 6,950 4,985
2.25%, 02/15/2052 6,160 4,392
2.38%, 08/15/2024 7,555 7,270
2.38%, 04/30/2026 2,895 2,720
2.38%, 05/15/2027 1,810 1,677
2.38%, 03/31/2029 2,240 2,030
2.38%, 05/15/2029 6,050 5,475
2.38%, 02/15/2042 6,020 4,634
2.38%, 11/15/2049 3,305 2,437
2.38%, 05/15/2051 5,295 3,887
2.50%, 04/30/2024 8,455 8,202
2.50%, 05/15/2024 1,825 1,769
2.50%, 05/31/2024 13,205 12,787
2.50%, 01/31/2025 6,200 5,937
2.50%, 02/28/2026 945 893
2.50%, 03/31/2027 1,825 1,702
2.50%, 02/15/2045 3,700 2,827
2.50%, 02/15/2046 1,520 1,155
2.50%, 05/15/2046 4,140 3,146
2.63%, 03/31/2025 2,525 2,419
2.63%, 04/15/2025 4,745 4,541
2.63%, 12/31/2025 4,285 4,074
2.63%, 01/31/2026 3,180 3,020
2.63%, 05/31/2027 4,250 3,977
2.63%, 02/15/2029 7,695 7,084
2.63%, 07/31/2029 4,540 4,163
2.75%, 02/28/2025 7,295 7,013
2.75%, 05/15/2025 4,995 4,788
2.75%, 06/30/2025 3,290 3,151
2.75%, 08/31/2025 13,465 12,874
2.75%, 04/30/2027 2,180 2,052
2.75%, 07/31/2027 8,070 7,581
2.75%, 02/15/2028 4,470 4,182
2.75%, 05/31/2029 2,500 2,312
2.75%, 08/15/2032 7,495 6,811
2.75%, 08/15/2042 739 602
2.75%, 11/15/2042 1,090 886
2.75%, 08/15/2047 4,745 3,772
2.75%, 11/15/2047 1,605 1,276
2.88%, 04/30/2025 3,325 3,198
2.88%, 05/31/2025 1,325 1,273
2.88%, 06/15/2025 10,905 10,481
2.88%, 11/30/2025 3,075 2,944
2.88%, 05/15/2028 3,870 3,634
2.88%, 08/15/2028 3,215 3,013
2.88%, 04/30/2029 2,620 2,443
2.88%, 05/15/2032 10,200 9,381
2.88%, 05/15/2043 3,125 2,585
2.88%, 08/15/2045 3,235 2,638
2.88%, 11/15/2046 600 489
2.88%, 05/15/2049 4,490 3,672
2.88%, 05/15/2052 6,070 4,971
3.00%, 06/30/2024 1,000 973
3.00%, 07/31/2024 9,350 9,086
3.00%, 07/15/2025 650 626
3.00%, 09/30/2025 540 519
3.00%, 10/31/2025 9,965 9,572
3.00%, 05/15/2042 1,705 1,451
3.00%, 11/15/2044 2,290 1,915
3.00%, 05/15/2045 825 689
3.00%, 11/15/2045 1,095 913
3.00%, 02/15/2047 2,980 2,480
3.00%, 05/15/2047 1,190 991
3.00%, 02/15/2048 3,500 2,917
3.00%, 08/15/2048 4,395 3,668
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
3.00%, 02/15/2049 $ 5,175 $ 4,330
3.00%, 08/15/2052 4,610 3,875
3.13%, 08/15/2025 7,555 7,294
3.13%, 08/31/2027 9,390 8,961
3.13%, 11/15/2028 6,035 5,721
3.13%, 08/31/2029 3,010 2,842
3.13%, 11/15/2041 435 380
3.13%, 02/15/2042 1,140 992
3.13%, 02/15/2043 815 702
3.13%, 08/15/2044 2,320 1,984
3.13%, 05/15/2048 5,475 4,674
3.25%, 08/31/2024 1,385 1,349
3.25%, 06/30/2027 1,635 1,569
3.25%, 06/30/2029 4,380 4,168
3.25%, 05/15/2042 5,235 4,627
3.38%, 08/15/2042 3,025 2,723
3.38%, 05/15/2044 3,610 3,220
3.38%, 11/15/2048 3,420 3,060
3.50%, 09/15/2025 6,800 6,621
3.50%, 02/15/2033 100 97
3.50%, 02/15/2039 375 353
3.63%, 08/15/2043 2,310 2,151
3.63%, 02/15/2044 1,245 1,155
3.75%, 08/15/2041 2,175 2,087
3.75%, 11/15/2043 3,045 2,886
3.88%, 12/31/2027 5,365 5,287
3.88%, 09/30/2029 6,260 6,176
3.88%, 11/30/2029 1,800 1,777
3.88%, 08/15/2040 1,350 1,324
4.00%, 11/15/2042 5,720 5,639
4.00%, 11/15/2052 6,535 6,651
4.13%, 11/15/2032 7,240 7,355
4.25%, 09/30/2024 3,370 3,332
4.25%, 10/15/2025 6,070 6,019
4.25%, 05/15/2039 375 386
4.25%, 11/15/2040 1,188 1,222
4.38%, 10/31/2024 10,235 10,139
4.38%, 02/15/2038 495 519
4.38%, 11/15/2039 700 732
4.38%, 05/15/2040 695 725
4.38%, 05/15/2041 1,090 1,138
4.50%, 02/15/2036 440 470
4.50%, 05/15/2038 6,485 6,880
4.50%, 08/15/2039 730 774
4.63%, 02/15/2040 1,345 1,449
4.75%, 02/15/2037 1,150 1,257
4.75%, 02/15/2041 674 737
5.00%, 05/15/2037 385 430
5.25%, 11/15/2028 409 431
5.25%, 02/15/2029 795 840
5.38%, 02/15/2031 1,100 1,203
5.50%, 08/15/2028 1,115 1,185
6.13%, 11/15/2027 700 756
6.25%, 05/15/2030 1,050 1,193
6.38%, 08/15/2027 1,540 1,669
6.50%, 11/15/2026 1,000 1,072
6.63%, 02/15/2027 450 487
$ 1,004,077
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,680,933
Total Investments $ 2,568,540
Other Assets and Liabilities -  (5.62)% (136,659)
TOTAL NET ASSETS - 100.00% $ 2,431,881

Schedule of Investments
Bond Market Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11,019 or 0.45% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $10,678 or 0.44% of net assets.
(f) Non-income producing security
(g) Security purchased on a when-issued basis.
(h) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(i) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $8,604 or 0.35% of net assets.
(j) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(k) Security was purchased in a "to-be-announced" ("TBA") transaction.
Portfolio Summary
Sector Percent
Government 45.10%
Mortgage Securities 28.03%
Financial 8.98%
Money Market Funds 6.59%
Consumer, Non-cyclical 4.34%
Communications 2.16%
Utilities 2.02%
Technology 2.02%
Industrial 1.86%
Energy 1.68%
Consumer, Cyclical 1.37%
Investment Companies 0.77%
Basic Materials 0.56%
Revenue Bonds 0.06%
General Obligation Unlimited 0.06%
Insured 0.02%
Other Assets and Liabilities
(5.62)%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales February 28, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.48% $ — $ 276,974 $ 123,018 $ 153,956
Principal Government Money Market Fund - Institutional Class 4.43% 307,016 707,018 1,014,034 —
$ 307,016 $ 983,992 $ 1,137,052 $ 153,956
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.48% $ 1,430 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.43% 2,101 — — —
$ 3,531 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.96% Shares Held Value (000's)
Closed-End Funds - 0.03%
Sprott Physical Uranium Trust
(a)
91,000 $ 1,127
Exchange-Traded Funds - 1.13%
Invesco Optimum Yield Diversified Commodity
Strategy No K-1 ETF
459,795 6,543
iShares Global Infrastructure ETF 296,216 13,780
Schwab US TIPS ETF 207,827 10,832
SPDR S&P Global Natural Resources ETF 97,347 5,598
Vanguard Real Estate ETF 74,908 6,421
$ 43,174
Money Market Funds - 3.80%
BlackRock Liquidity FedFund - Institutional
Class 4.42%
(a),(b),(c)
10,979,375 10,979
BlackRock Liquidity Funds Treasury Trust Fund -
Institutional Class 4.47%
(a),(b)
39,770,703 39,771
Principal Government Money Market Fund -
Class R-6 4.48%
(b),(c),(d)
93,921,677 93,922
$ 144,672
TOTAL INVESTMENT COMPANIES $ 188,973
COMMON STOCKS - 60.27% Shares Held Value (000's)
Agriculture - 0.80%
Adecoagro SA 506,705 $ 4,114
Archer-Daniels-Midland Co 109,080 8,683
Bunge Ltd 112,906 10,783
Darling Ingredients Inc
(e)
105,844 6,696
$ 30,276
Automobile Parts & Equipment - 0.05%
Aptiv PLC
(e)
17,960 2,088
Beverages - 0.03%
Vitasoy International Holdings Ltd 492,000 1,008
Biotechnology - 0.22%
Corteva Inc 133,753 8,331
Building Materials - 0.32%
AZEK Co Inc/The
(e)
19,940 480
Builders FirstSource Inc
(e)
2,945 250
Dexco SA 186,520 233
Interfor Corp
(e)
82,675 1,392
Lennox International Inc 6,629 1,689
Louisiana-Pacific Corp 18,807 1,100
Nibe Industrier AB 140,759 1,456
Trex Co Inc
(e)
19,554 1,000
UFP Industries Inc 15,843 1,355
West Fraser Timber Co Ltd 42,229 3,172
$ 12,127
Chemicals - 0.91%
CF Industries Holdings Inc 151,146 12,982
Chr Hansen Holding A/S 28,345 1,965
Ingevity Corp
(e)
9,916 819
Koninklijke DSM NV 18,973 2,338
Lenzing AG 4,048 307
Mosaic Co/The 102,204 5,436
Novozymes A/S 32,567 1,569
Nutrien Ltd 88,226 6,862
OCI NV 67,488 2,242
$ 34,520
Commercial Services - 3.00%
ALEATICA SAB de CV
(e)
10,209,945 18,973
Ashtead Group PLC 26,226 1,735
Atlas Arteria Ltd 6,688,090 30,732
Brambles Ltd 288,521 2,493
CCR SA 4,805,843 10,107
Cengage Learning Holdings II Inc
(e)
2,772 30
Transurban Group 5,282,966 50,271
$ 114,341
Computers - 0.00%
IQOR US Inc
(e),(f)
14,193 4
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0.06%
Kimberly-Clark Corp 13,741 $ 1,718
Ontex Group NV
(e)
47,181 374
$ 2,092
Cosmetics & Personal Care - 0.10%
Essity AB 62,805 1,694
Procter & Gamble Co/The 5,581 768
Unicharm Corp 35,600 1,317
$ 3,779
Distribution & Wholesale - 0.02%
Veritiv Corp 3,987 604
Electric - 13.77%
Ameren Corp 114,731 9,489
American Electric Power Co Inc 277,270 24,392
Boralex Inc 78,840 2,100
Brookfield Renewable Corp
(g)
346,976 9,663
Clearway Energy Inc - Class C 315,670 9,915
CLP Holdings Ltd 1,779,500 12,584
CMS Energy Corp 184,413 10,875
Constellation Energy Corp 101,682 7,615
CPFL Energia SA 2,130,035 12,254
Edison International 155,099 10,269
EDP - Energias de Portugal SA 6,647,788 33,476
EDP Renovaveis SA 82,493 1,688
Enel SpA 2,125,234 11,922
Engie Brasil Energia SA 811,038 6,090
Entergy Corp 156,228 16,071
Eversource Energy 172,444 12,995
Exelon Corp 272,343 11,000
Iberdrola SA 3,708,168 42,508
National Grid PLC 3,815,531 47,884
NextEra Energy Inc 433,314 30,778
OGE Energy Corp 521,697 18,635
Ormat Technologies Inc 18,001 1,522
Orsted AS
(h)
91,515 7,966
PPL Corp 637,417 17,255
Public Service Enterprise Group Inc 482,191 29,139
Red Electrica Corp SA 554,985 9,207
Sempra Energy 126,409 18,956
Southern Co/The 306,215 19,310
SSE PLC 2,424,858 50,750
Terna - Rete Elettrica Nazionale 2,076,908 15,613
Xcel Energy Inc 196,141 12,665
$ 524,586
Electrical Components & Equipment - 0.27%
Delta Electronics Inc 224,000 2,096
Generac Holdings Inc
(e)
12,970 1,556
Legrand SA 21,630 1,998
Littelfuse Inc 9,373 2,425
Signify NV
(h)
60,775 2,106
$ 10,181
Electronics - 0.25%
Azbil Corp 47,600 1,238
Badger Meter Inc 11,871 1,444
Halma PLC 81,144 2,112
Hubbell Inc 7,743 1,948
Silergy Corp 51,000 959
Trimble Inc
(e)
37,526 1,953
$ 9,654
Energy - Alternate Sources - 0.47%
NextEra Energy Partners LP
(g)
189,000 12,523
SolarEdge Technologies Inc
(e)
5,542 1,762
Vestas Wind Systems A/S 67,126 1,916
Xinyi Solar Holdings Ltd 1,534,000 1,640
$ 17,841
Engineering & Construction - 3.90%
Aena SME SA
(e),(h)
250,145 38,699
AFRY AB 10,910 188
Auckland International Airport Ltd
(e)
1,330,823 7,191

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Cellnex Telecom SA - Rights
(h)
323,523 $ 12,138
China Tower Corp Ltd
(h)
62,560,835 6,775
Enav SpA
(h)
5,177,136 22,911
Ferrovial SA 528,890 14,680
Fluor Corp
(e)
388,947 14,263
Grupo Aeroportuario del Centro Norte SAB de
CV
1,333,948 12,754
Sacyr SA 2,034,808 6,636
Vinci SA 109,916 12,498
$ 148,733
Entertainment - 0.00%
Cineworld Group PLC - Warrants
(e)
29,862 —
Environmental Control - 0.18%
Befesa SA
(h)
28,700 1,499
Energy Recovery Inc
(e)
68,664 1,515
Li-Cycle Holdings Corp
(e)
77,223 468
Pentair PLC 45,056 2,521
TOMRA Systems ASA 52,370 835
$ 6,838
Forest Products & Paper - 0.63%
Acadian Timber Corp
(g)
78,798 900
Canfor Corp
(e)
87,176 1,487
Empresas CMPC SA 312,998 520
Holmen AB 40,114 1,620
International Paper Co 40,308 1,467
Mercer International Inc 18,324 197
Mondi PLC 88,735 1,491
Nine Dragons Paper Holdings Ltd 526,000 429
Oji Holdings Corp 356,800 1,448
Sappi Ltd 308,110 820
Smurfit Kappa Group PLC 47,481 1,771
Stora Enso Oyj 164,692 2,328
Sumitomo Forestry Co Ltd 67,800 1,301
Suzano SA 263,000 2,391
Svenska Cellulosa AB SCA 215,095 3,002
Sylvamo Corp 6,602 326
UPM-Kymmene Oyj 57,704 2,091
Western Forest Products Inc
(g)
379,826 348
$ 23,937
Gas - 2.16%
China Resources Gas Group Ltd 2,295,822 9,688
Enagas SA 1,091,152 19,571
Italgas SpA 1,943,783 11,042
NiSource Inc 180,276 4,945
Snam SpA 5,319,922 26,136
Southwest Gas Holdings Inc 172,013 10,839
$ 82,221
Healthcare - Products - 0.15%
Carestream Health Inc
(e),(f)
17,410 261
Hengan International Group Co Ltd 134,595 619
PerkinElmer Inc 10,631 1,325
Repligen Corp
(e)
8,453 1,474
Tecan Group AG 5,169 2,089
$ 5,768
Healthcare - Services - 0.00%
Millennium Health LLC
(e),(f),(i)
20,580 3
Millennium Health LLC
(e),(f),(i)
19,318 1
$ 4
Home Builders - 0.08%
DR Horton Inc 7,661 708
KB Home 18,782 662
Lennar Corp - A Shares 6,063 587
PulteGroup Inc 7,271 398
Toll Brothers Inc 9,606 576
$ 2,931
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 0.11%
Hannover Rueck SE 13,295 $ 2,582
Lancashire Holdings Ltd 232,865 1,714
$ 4,296
Internet - 0.00%
Catalina Marketing Corp
(e),(f)
3,965 1
Iron & Steel - 0.00%
Novolipetsk Steel PJSC 1,124,750 —
Severstal PAO
(e)
149,085 —
$ —
Leisure Products & Services - 0.05%
Shimano Inc 12,600 1,959
Lodging - 0.08%
Travel + Leisure Co 77,000 3,230
Machinery - Construction & Mining - 0.23%
Caterpillar Inc 14,977 3,588
Terex Corp 62,631 3,708
Vertiv Holdings Co 93,230 1,515
$ 8,811
Machinery - Diversified - 0.30%
ANDRITZ AG 9,951 614
Duerr AG 13,692 515
Flowserve Corp 103,415 3,588
Husqvarna AB
(g)
52,755 467
Spirax-Sarco Engineering PLC 17,628 2,476
Valmet Oyj 30,890 1,019
Watts Water Technologies Inc 9,215 1,615
Zurn Elkay Water Solutions Corp 50,293 1,157
$ 11,451
Media - 0.00%
Cumulus Media Inc
(e)
6 —
Metal Fabrication & Hardware - 0.08%
Advanced Drainage Systems Inc 19,051 1,690
Valmont Industries Inc 4,708 1,494
$ 3,184
Mining - 2.66%
Alcoa Corp 338,512 16,567
Anglo American PLC 168,304 5,816
BHP Group Ltd ADR 130,132 7,934
Cameco Corp 515,467 14,093
Energy Fuels Inc/Canada
(e),(g)
478,299 3,209
First Quantum Minerals Ltd 297,565 6,501
Freeport-McMoRan Inc 430,419 17,634
Ivanhoe Mines Ltd
(e)
747,506 6,245
MP Materials Corp
(e)
28,113 984
NexGen Energy Ltd
(e)
1,201,646 5,064
Norsk Hydro ASA 250,861 1,826
Polyus PJSC
(e)
12,459 —
Teck Resources Ltd 389,163 15,535
$ 101,408
Miscellaneous Manufacturers - 0.04%
Carlisle Cos Inc 6,258 1,616
Oil & Gas - 3.58%
California Resources Corp 5,818 245
California Resources Corp - Warrants
(e)
439 5
Chesapeake Energy Corp 65,672 5,307
ConocoPhillips 135,405 13,994
Empresas Copec SA 90,962 657
EOG Resources Inc 117,037 13,228
EQT Corp 181,041 6,007
Hess Corp 116,084 15,636
Marathon Petroleum Corp 88,305 10,914
Occidental Petroleum Corp 264,149 15,469
Patterson-UTI Energy Inc 191,513 2,624
Quarternorth Energy Holding Inc
(e)
75,260 10,336
Quarternorth Energy Holding Inc - Warrants
(e)
37,753 264
Quarternorth Energy Holding Inc - Warrants
(e)
19,603 176
Shell PLC 363,865 11,021
Transocean Ltd
(e)
1,682,316 11,760

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Vantage Drilling International
(e)
4,456 $ 68
Weatherford International PLC
(e)
187,522 12,493
Woodside Energy Group Ltd 257,790 6,246
$ 136,450
Oil & Gas Services - 0.73%
Halliburton Co 184,779 6,694
NOV Inc 274,863 6,014
Schlumberger Ltd 284,414 15,134
$ 27,842
Packaging & Containers - 0.31%
Clearwater Paper Corp
(e)
8,918 344
DS Smith PLC 321,212 1,305
Graphic Packaging Holding Co 89,999 2,142
Huhtamaki Oyj 14,016 495
Klabin SA 321,600 1,197
Packaging Corp of America 12,855 1,757
SIG Group AG
(e)
48,900 1,183
Sonoco Products Co 31,637 1,868
Westrock Co 45,744 1,436
$ 11,727
Pipelines - 5.63%
APA Group 3,878,284 27,942
Cheniere Energy Inc 102,369 16,107
Enbridge Inc 1,054,235 39,550
Gibson Energy Inc 1,353,333 22,743
Kinder Morgan Inc 1,175,317 20,051
Koninklijke Vopak NV 198,679 6,338
ONEOK Inc 159,093 10,413
Pembina Pipeline Corp 501,848 16,477
TC Energy Corp 1,129,165 44,943
Williams Cos Inc/The 321,726 9,684
$ 214,248
Private Equity - 0.20%
Capitaland Investment Ltd/Singapore 2,751,700 7,589
Real Estate - 1.65%
CK Asset Holdings Ltd 911,900 5,719
Hongkong Land Holdings Ltd 950,000 4,346
Mitsui Fudosan Co Ltd 896,300 17,082
Qualitas Ltd 1,648,569 3,108
Sun Hung Kai Properties Ltd 1,053,500 14,397
Swiss Prime Site AG 61,600 5,191
Vonovia SE 329,068 8,276
Wharf Real Estate Investment Co Ltd 868,000 4,759
$ 62,878
REITs - 13.15%
Agree Realty Corp 102,461 7,252
Alexandria Real Estate Equities Inc 68,388 10,243
Allied Properties Real Estate Investment Trust 165,500 3,471
American Homes 4 Rent 297,780 9,237
American Tower Corp 139,101 27,543
AvalonBay Communities Inc 93,166 16,073
Camden Property Trust 89,949 10,323
CapitaLand Ascendas REIT 2,413,600 4,957
CapitaLand Integrated Commercial Trust 5,131,406 7,382
Centuria Industrial REIT 1,546,126 3,428
Cousins Properties Inc 218,953 5,362
Crown Castle Inc 156,199 20,423
CubeSmart 175,566 8,250
Daiwa Office Investment Corp 316 1,420
Dexus 662,889 3,746
Digital Core REIT Management Pte Ltd 4,789,826 2,922
Equinix Inc 34,852 23,988
Essex Property Trust Inc 54,213 12,364
Extra Space Storage Inc 102,735 16,915
First Industrial Realty Trust Inc 128,200 6,763
Gaming and Leisure Properties Inc 158,900 8,562
Goodman Group 603,934 8,034
Healthcare Realty Trust Inc 229,700 4,479
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Host Hotels & Resorts Inc 411,252 $ 6,909
Industrial & Infrastructure Fund Investment Corp 1,300 1,370
Inmobiliaria Colonial Socimi SA 482,453 3,461
InterRent Real Estate Investment Trust 184,960 1,995
InvenTrust Properties Corp 177,200 4,286
Invitation Homes Inc 494,650 15,463
Japan Metropolitan Fund Invest 12,992 9,754
Kilroy Realty Corp 187,996 6,772
Klepierre SA
(e)
389,223 9,707
Link REIT 1,065,870 7,015
Link REIT - Rights
(e)
213,174 203
Merlin Properties Socimi SA 676,800 6,439
Minto Apartment Real Estate Investment Trust
(h)
185,442 2,183
Nippon Accommodations Fund Inc 800 3,565
Nippon Prologis REIT Inc
(e)
2,267 4,836
Park Hotels & Resorts Inc 190,183 2,615
PotlatchDeltic Corp 107,465 4,961
Prologis Inc 245,364 30,278
Public Storage 32,600 9,746
Rayonier Inc 197,545 6,634
Regency Centers Corp 121,977 7,672
Rexford Industrial Realty Inc 265,515 16,053
Sabra Health Care REIT Inc 259,400 3,089
Safestore Holdings PLC 608,851 7,396
Segro PLC 662,871 6,547
Simon Property Group Inc 42,400 5,177
Sun Communities Inc 106,003 15,173
UNITE Group PLC/The 792,342 9,353
United Urban Investment Corp 4,154 4,588
Ventas Inc 350,791 17,066
VICI Properties Inc 603,011 20,219
Warehouses De Pauw CVA 195,100 5,954
Welltower Inc 217,344 16,110
Weyerhaeuser Co 160,814 5,025
$ 500,751
Retail - 0.05%
Belk Inc
(e),(f)
139 1
Gymboree Corp/The
(e),(f)
17,842 —
Gymboree Holding Corp
(e),(f)
48,577 —
Home Depot Inc/The 3,353 995
Lowe's Cos Inc 4,254 875
$ 1,871
Semiconductors - 0.07%
Bright Bidco
(e)
15,091 254
Bright Bidco
(e),(i)
11,047 186
Monolithic Power Systems Inc 4,458 2,159
$ 2,599
Software - 0.22%
Altair Engineering Inc
(e)
32,695 2,094
Cadence Design Systems Inc
(e)
10,435 2,013
Nemetschek SE 24,014 1,360
PTC Inc
(e)
20,616 2,584
Skillsoft Corp
(e)
93,356 146
$ 8,197
Telecommunications - 0.08%
NEXTDC Ltd
(e)
409,200 2,815
Windstream
(e)
9,809 105
Windstream - Warrants
(e)
17,064 182
$ 3,102
Transportation - 1.96%
American Commercial Lines Inc
(e)
573 15
American Commercial Lines Inc - Warrants
(e)
603 16
East Japan Railway Co 315,000 15,909
Frontline PLC 419,499 7,920
Scorpio Tankers Inc 86,184 5,202
Union Pacific Corp 50,805 10,531
West Japan Railway Co 904,430 35,104
$ 74,697

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Water - 1.72%
American Water Works Co Inc 12,258 $ 1,721
Cia de Saneamento Basico do Estado de Sao
Paulo ADR
121,199 1,206
Essential Utilities Inc 135,749 5,807
Pennon Group PLC 1,434,155 14,199
Severn Trent PLC 567,806 18,754
United Utilities Group PLC 1,751,579 21,387
Veolia Environnement SA 83,619 2,496
$ 65,570
TOTAL COMMON STOCKS $ 2,295,341
CONVERTIBLE PREFERRED STOCKS
- 0.00% Shares Held Value (000's)
Software - 0.00%
Riverbed Technology Inc 0.35%
(f)
12,193 $ —
TOTAL CONVERTIBLE PREFERRED STOCKS $ —
PREFERRED STOCKS - 0.24% Shares Held Value (000's)
Electric - 0.23%
Centrais Eletricas Brasileiras SA 3.23% 1,307,387 $ 8,955
Transportation - 0.01%
American Commercial Lines Inc Preferred A
1.87%
2,133 42
American Commercial Lines Inc Preferred A -
Anti-Dilution Warrants 0.00%, 04/30/2045
(e),(f)
24,673 6
American Commercial Lines Inc Preferred A -
Warrants 0.00%, 04/30/2045
(e)
2,243 44
American Commercial Lines Inc Preferred B
2.50%
2,428 92
American Commercial Lines Inc Preferred B -
Anti-Dilution Warrants 0.00%, 04/30/2045
(e),(f)
18,766 6
American Commercial Lines Inc Preferred B -
Warrants 0.00%, 04/30/2045
(e)
1,706 65
$ 255
TOTAL PREFERRED STOCKS $ 9,210
BONDS - 0.38%
Principal
Amount (000's) Value (000's)
Electric - 0.07%
Pacific Gas and Electric Co
3.15%, 01/01/2026 $ 1,591 $ 1,476
4.50%, 07/01/2040 1,591 1,247
$ 2,723
Media - 0.00%
iHeartCommunications Inc
8.38%, 05/01/2027 1 1
Mortgage Backed Securities - 0.15%
CSMC 2022-NQM4 Trust
4.82%, 06/25/2067
(h),(j)
705 684
CSMC 2022-NQM5 Trust
5.17%, 05/25/2067
(h),(j)
1,432 1,388
Homeward Opportunities Fund Trust 2022-1
5.08%, 07/25/2067
(h),(j)
694 680
OBX 2022-NQM9 Trust
6.45%, 09/25/2062
(h),(j)
934 934
PRKCM 2022-AFC2 Trust
5.33%, 08/25/2057
(h),(j)
225 220
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062
(h),(j)
360 352
Verus Securitization Trust 2022-7
5.15%, 07/25/2067
(h),(j)
1,050 1,022
Verus Securitization Trust 2022-INV2
6.79%, 10/25/2067
(h),(j)
307 308
$ 5,588
Other Asset Backed Securities - 0.12%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(h)
1,051 930
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039
(h)
1,060 937
Pagaya AI Technology in Housing Trust 2022-1
4.25%, 08/25/2025
(h)
660 601
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(h)
$ 1,035 $ 1,005
Progress Residential 2022-SFR7 Trust
5.50%, 10/27/2039
(h)
1,385 1,323
$ 4,796
Sovereign - 0.04%
European Union
2.50%, 10/04/2052 EUR 1,695 1,467
TOTAL BONDS $ 14,575
SENIOR FLOATING RATE INTERESTS
- 2.04%
Principal
Amount (000's) Value (000's)
Advertising - 0.05%
ABG Intermediate Holdings 2 LLC
8.16%, 12/21/2028
(k)
$ 37 $ 36
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
10.66%, 12/20/2029
(k)
240 221
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Checkout Holding Corp
5.63%, PIK 9.50%, 08/15/2023
(k),(l)
327 72
3 Month USD LIBOR + 1.00%
14.09%, 03/15/2023
(k)
162 124
3 Month USD LIBOR + 7.50%
Clear Channel Outdoor Holdings Inc
8.32%, 08/07/2026
(k)
956 904
3 Month USD LIBOR + 3.50%
Dotdash Meredith Inc
8.67%, 12/01/2028
(k)
530 466
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Red Ventures LLC
7.07%, 11/08/2024
(k)
203 203
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 2,026
Aerospace & Defense - 0.02%
TransDigm Inc
5.92%, 05/30/2025
(k)
299 298
3 Month USD LIBOR + 2.25%
6.98%, 12/09/2025
(k)
396 395
3 Month USD LIBOR + 2.25%
$ 693
Agriculture - 0.00%
Sycamore Buyer LLC
6.94%, 07/23/2029
(k)
64 62
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Airlines - 0.05%
AAdvantage Loyalty IP Ltd
9.56%, 03/10/2028
(k)
451 462
3 Month USD LIBOR + 4.75%
Mileage Plus Holdings LLC
10.00%, 06/21/2027
(k)
127 132
3 Month USD LIBOR + 5.25%
SkyMiles IP Ltd
8.56%, 09/16/2027
(k)
306 317
3 Month USD LIBOR + 3.75%
United Airlines Inc
8.57%, 04/21/2028
(k)
233 232
3 Month USD LIBOR + 3.75%
WestJet Airlines Ltd
7.59%, 12/11/2026
(k)
613 582
1 Month USD LIBOR + 3.00%
$ 1,725

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Apparel - 0.00%
Birkenstock US BidCo Inc
8.06%, 04/28/2028
(k)
$ 117 $ 116
1 Month USD LIBOR + 3.75%
Automobile Parts & Equipment - 0.01%
Clarios Global LP
8.84%, 04/30/2026
(k)
282 281
1 Month USD LIBOR + 3.25%
Dexko Global Inc
8.59%, 10/04/2028
(k)
96 89
1 Month USD LIBOR + 3.75%
$ 370
Beverages - 0.02%
City Brewing Co LLC
8.33%, 04/05/2028
(k)
91 44
1 Month USD LIBOR + 3.50%
Naked Juice LLC
7.93%, 01/24/2029
(k)
23 21
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
10.68%, 01/24/2030
(k)
82 62
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Pegasus Bidco BV
8.01%, 05/05/2029
(k)
150 149
Secured Overnight Financing Rate + 4.25%
Triton Water Holdings Inc
8.23%, 03/31/2028
(k)
523 486
3 Month USD LIBOR + 3.50%
$ 762
Building Materials - 0.02%
Chariot Buyer LLC
7.82%, 10/22/2028
(k)
464 447
1 Month USD LIBOR + 3.50%
Cornerstone Building Brands Inc
7.84%, 04/12/2028
(k)
77 71
1 Month USD LIBOR + 3.25%
Zurn LLC
6.57%, 10/04/2028
(k)
232 231
1 Month USD LIBOR + 2.25%
$ 749
Chemicals - 0.04%
ASP Unifrax Holdings Inc
8.48%, 12/12/2025
(k)
424 392
3 Month USD LIBOR + 3.75%
Axalta Coating Systems US Holdings Inc
7.51%, 12/07/2029
(k)
200 201
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Diamond BC BV
7.57%, 09/29/2028
(k)
36 36
3 Month USD LIBOR + 2.75%
Discovery Purchaser Corp
8.96%, 08/04/2029
(k)
285 272
Secured Overnight Financing Rate + 4.38%
Innophos Holdings Inc
7.82%, 02/05/2027
(k)
274 272
1 Month USD LIBOR + 3.25%
Kraton Corp
8.04%, 03/15/2029
(k)
164 163
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Trinseo Materials Operating SCA
6.63%, 09/06/2024
(k)
171 169
3 Month USD LIBOR + 2.00%
WR Grace Holdings LLC
8.50%, 09/22/2028
(k)
31 31
3 Month USD LIBOR + 3.75%
$ 1,536
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services - 0.11%
Anticimex Global AB
8.23%, 11/16/2028
(k)
$ 248 $ 244
3 Month USD LIBOR + 3.50%
Avis Budget Car Rental LLC
6.32%, 08/06/2027
(k)
292 287
1 Month USD LIBOR + 1.75%
8.16%, 03/16/2029
(k)
107 107
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
AVSC Holding Corp
15.00%, 10/15/2026
(k)
95 101
Belron Finance
7.06%, 10/30/2026
(k)
107 107
1 Month USD LIBOR + 2.50%
CHG Healthcare Services Inc
7.82%, 09/29/2028
(k)
70 69
1 Month USD LIBOR + 3.25%
Driven Brands Holdings Inc
7.74%, 12/17/2028
(k)
238 232
12 Month USD LIBOR + 3.00%
Hertz Corp/The
7.63%, 06/14/2028
(k)
90 89
1 Month USD LIBOR + 3.25%
7.82%, 06/14/2028
(k)
468 465
1 Month USD LIBOR + 3.25%
Ingenovis Health Inc
8.32%, 03/06/2028
(k)
65 64
1 Month USD LIBOR + 3.75%
Prime Security Services Borrower LLC
7.52%, 09/23/2026
(k)
657 656
3 Month USD LIBOR + 2.75%
Sabert Corp
9.13%, 12/10/2026
(k)
215 214
1 Month USD LIBOR + 4.50%
Syniverse Holdings LLC/DE
10.57%, 05/13/2027
(k)
588 525
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Trans Union LLC
6.32%, 11/13/2026
(k)
177 176
1 Month USD LIBOR + 1.75%
6.82%, 11/17/2028
(k)
211 209
1 Month USD LIBOR + 2.25%
Travelport Finance Luxembourg Sarl
6.23%, PIK 7.25%, 02/28/2025
(k),(l)
353 363
3 Month USD LIBOR + 7.00%
Verscend Holding Corp
8.57%, 08/27/2025
(k)
22 22
1 Month USD LIBOR + 4.00%
Wand NewCo 3 Inc
7.57%, 02/05/2026
(k)
209 201
1 Month USD LIBOR + 3.00%
WEX Inc
6.82%, 03/31/2028
(k)
85 84
1 Month USD LIBOR + 2.25%
$ 4,215
Computers - 0.05%
Amentum Government Services Holdings LLC
8.12%, 02/15/2029
(k)
208 205
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
iQor US Inc
12.05%, 11/20/2024
(k)
151 149
1 Month USD LIBOR + 7.50%
12.05%, 11/20/2025
(k)
417 292
1 Month USD LIBOR + 7.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
McAfee Corp
8.52%, 03/01/2029
(k)
$ 337 $ 316
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
NCR Corp
7.33%, 08/28/2026
(k)
225 223
3 Month USD LIBOR + 2.50%
Perforce Software Inc
8.32%, 07/01/2026
(k)
155 146
1 Month USD LIBOR + 3.75%
Tempo Acquisition LLC
7.56%, 08/31/2028
(k)
440 439
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Vision Solutions Inc
8.82%, 04/23/2028
(k)
132 120
3 Month USD LIBOR + 4.00%
$ 1,890
Consumer Products - 0.01%
Kronos Acquisition Holdings Inc
0.00%, 12/22/2026
(k),(m)
240 234
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
8.48%, 12/22/2026
(k)
25 24
3 Month USD LIBOR + 3.75%
$ 258
Cosmetics & Personal Care - 0.00%
Conair Holdings LLC
8.48%, 05/17/2028
(k)
105 92
3 Month USD LIBOR + 3.75%
Distribution & Wholesale - 0.01%
Core & Main LP
7.15%, 07/27/2028
(k)
284 282
1 Month USD LIBOR + 2.50%
Diversified Financial Services - 0.02%
Avolon TLB Borrower 1 US LLC
6.10%, 02/12/2027
(k)
147 145
1 Month USD LIBOR + 1.50%
Ditech Holding Corp
0.00%, 06/30/2022
(e),(k)
875 44
3 Month USD LIBOR + 6.00%
FleetCor Technologies Operating Co LLC
6.32%, 04/28/2028
(k)
183 182
1 Month USD LIBOR + 1.75%
Fly Funding II Sarl
6.60%, 08/09/2025
(k)
518 453
3 Month USD LIBOR + 1.75%
$ 824
Electric - 0.05%
Calpine Corp
6.57%, 08/12/2026
(k)
168 168
1 Month USD LIBOR + 2.00%
Constellation Renewables LLC
7.24%, 12/11/2027
(k)
50 49
3 Month USD LIBOR + 2.50%
Talen Energy Supply LLC
8.32%, 07/08/2026
(k)
1,200 1,214
1 Month USD LIBOR + 3.75%
9.46%, 11/10/2023
(k)
642 646
Secured Overnight Financing Rate + 4.75%
$ 2,077
Electronics - 0.01%
Coherent Corp
7.40%, 07/01/2029
(k)
91 91
1 Month USD LIBOR + 2.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Ingram Micro Inc
8.23%, 06/30/2028
(k)
$ 213 $ 212
3 Month USD LIBOR + 3.50%
TTM Technologies Inc
7.07%, 09/28/2024
(k)
29 29
3 Month USD LIBOR + 2.50%
$ 332
Engineering & Construction - 0.02%
Brown Group Holding LLC
7.07%, 06/07/2028
(k)
367 364
1 Month USD LIBOR + 2.50%
8.39%, 06/08/2029
(k)
49 49
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Centuri Group Inc
7.22%, 08/18/2028
(k)
205 203
3 Month USD LIBOR + 2.50%
KKR Apple Bidco LLC
7.32%, 07/14/2028
(k)
147 146
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 762
Entertainment - 0.14%
AMC Entertainment Holdings Inc
7.57%, 03/20/2026
(k)
854 533
1 Month USD LIBOR + 3.00%
Bally's Corp
7.85%, 08/06/2028
(k)
208 198
1 Month USD LIBOR + 3.25%
Caesars Entertainment Inc
7.92%, 01/20/2030
(k)
210 209
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Churchill Downs Inc
6.57%, 03/17/2028
(k)
74 73
1 Month USD LIBOR + 2.00%
Crown Finance US Inc
0.00%, 02/07/2025
(e),(k)
1,070 162
3 Month USD LIBOR + 2.50%
0.00%, 09/30/2026
(e),(k)
599 92
3 Month USD LIBOR + 2.75%
14.66%, 09/08/2023
(k)
1,387 1,412
CME Term Secured Overnight Financing
Rate 1 Month + 10.00%
Crown UK Holdco Ltd
0.00%, 02/28/2023
(e),(k)
564 89
3 Month USD LIBOR + 2.75%
Entain Holdings Gibraltar Ltd
7.51%, 10/18/2029
(k)
220 220
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Everi Holdings Inc
7.07%, 06/30/2028
(k)
312 310
1 Month USD LIBOR + 2.50%
Flutter Financing BV
8.09%, 09/16/2028
(k)
249 249
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Formula One
7.81%, 01/15/2030
(k)
5 5
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Lions Gate Capital Holdings LLC
6.88%, 03/24/2025
(k)
207 205
3 Month USD LIBOR + 2.25%
Nascar Holdings LLC
7.07%, 10/19/2026
(k)
187 187
1 Month USD LIBOR + 2.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
PCI Gaming Authority
7.07%, 05/29/2026
(k)
$ 243 $ 242
1 Month USD LIBOR + 2.50%
Scientific Games Holdings LP
8.10%, 02/04/2029
(k)
124 122
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Scientific Games International Inc
7.58%, 04/14/2029
(k)
126 126
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
SeaWorld Parks & Entertainment Inc
7.63%, 08/25/2028
(k)
142 141
1 Month USD LIBOR + 3.00%
Stars Group Holdings BV
6.98%, 07/21/2026
(k)
733 731
3 Month USD LIBOR + 2.25%
William Morris Endeavor Entertainment LLC
7.32%, 05/16/2025
(k)
218 217
3 Month USD LIBOR + 2.75%
$ 5,523
Environmental Control - 0.01%
Covanta Holding Corp
7.06%, 11/17/2028
(k)
197 196
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
7.06%, 11/17/2028
(k)
15 15
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
GFL Environmental Inc
7.66%, 05/27/2027
(k)
269 269
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 480
Food - 0.03%
8th Avenue Food & Provisions Inc
8.32%, 09/19/2025
(k)
263 230
1 Month USD LIBOR + 3.75%
9.32%, 10/01/2025
(k)
46 41
1 Month USD LIBOR + 4.75%
CHG PPC Parent LLC
7.62%, 12/08/2028
(k)
233 229
1 Month USD LIBOR + 3.00%
Froneri US Inc
6.82%, 01/31/2027
(k)
41 40
1 Month USD LIBOR + 2.25%
H-Food Holdings LLC
8.26%, 05/23/2025
(k)
168 150
3 Month USD LIBOR + 3.69%
Total Produce USA Holdings Inc
6.76%, 08/03/2028
(k)
9 9
1 Month USD LIBOR + 2.00%
US Foods Inc
6.57%, 09/14/2026
(k)
248 247
1 Month USD LIBOR + 2.00%
7.32%, 11/22/2028
(k)
139 139
1 Month USD LIBOR + 2.75%
$ 1,085
Forest Products & Paper - 0.01%
Asplundh Tree Expert LLC
6.32%, 09/06/2027
(k)
359 358
1 Month USD LIBOR + 1.75%
Hand & Machine Tools - 0.01%
Alliance Laundry Systems LLC
8.31%, 09/30/2027
(k)
229 227
3 Month USD LIBOR + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products - 0.10%
Avantor Funding Inc
6.82%, 11/08/2027
(k)
$ 56 $ 56
1 Month USD LIBOR + 2.25%
Bausch + Lomb Corp
7.84%, 05/10/2027
(k)
671 655
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Carestream Health Inc
12.18%, 09/30/2027
(k)
1,180 785
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
Curia Global Inc
8.53%, 08/30/2026
(k)
478 408
1 Month USD LIBOR + 3.75%
Embecta Corp
7.79%, 03/31/2029
(k)
57 56
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
ICU Medical Inc
7.22%, 12/15/2028
(k)
18 18
1 Month USD LIBOR + 2.50%
Insulet Corp
7.93%, 05/04/2028
(k)
86 86
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Medline Borrower LP
7.82%, 10/23/2028
(k)
830 799
1 Month USD LIBOR + 3.25%
Viant Medical Holdings Inc
8.32%, 07/02/2025
(k)
277 258
1 Month USD LIBOR + 3.75%
Vyaire Medical Inc
9.52%, 04/16/2025
(k)
895 639
3 Month USD LIBOR + 4.75%
$ 3,760
Healthcare - Services - 0.10%
Catalent Pharma Solutions Inc
6.62%, 02/22/2028
(k)
197 196
1 Month USD LIBOR + 2.00%
DaVita Inc
6.32%, 08/12/2026
(k)
134 132
1 Month USD LIBOR + 1.75%
Global Medical Response Inc
8.82%, 03/14/2025
(k)
197 156
1 Month USD LIBOR + 4.25%
8.83%, 10/02/2025
(k)
509 402
1 Month USD LIBOR + 4.25%
ICON Luxembourg Sarl
7.00%, 07/03/2028
(k)
392 391
3 Month USD LIBOR + 2.25%
LifePoint Health Inc
7.86%, 11/17/2025
(k)
235 224
1 Month USD LIBOR + 3.75%
Onex TSG Intermediate Corp
9.57%, 02/25/2028
(k)
60 53
1 Month USD LIBOR + 4.75%
Phoenix Guarantor Inc
7.82%, 03/05/2026
(k)
101 99
1 Month USD LIBOR + 3.25%
Phoenix Newco Inc
7.82%, 11/15/2028
(k)
760 744
1 Month USD LIBOR + 3.25%
Quorum Health Corp
12.98%, 04/29/2025
(k)
317 222
3 Month USD LIBOR + 7.00%
Select Medical Corp
7.07%, 03/06/2025
(k)
433 431
1 Month USD LIBOR + 2.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Surgery Center Holdings Inc
8.36%, 09/03/2026
(k)
$ 475 $ 472
1 Month USD LIBOR + 3.75%
Team Health Holdings Inc
7.32%, 02/06/2024
(k)
228 210
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
9.81%, 03/02/2027
(k)
15 13
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
US Radiology Specialists Inc
9.87%, 12/10/2027
(k)
91 85
3 Month USD LIBOR + 5.25%
$ 3,830
Home Furnishings - 0.03%
AI Aqua Merger Sub Inc
0.00%, 07/31/2028
(k),(m)
406 390
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
8.31%, 07/30/2028
(k)
373 358
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
MillerKnoll Inc
6.68%, 07/19/2028
(k)
361 354
1 Month USD LIBOR + 2.00%
Weber-Stephen Products LLC
7.82%, 10/30/2027
(k)
197 172
1 Month USD LIBOR + 3.25%
$ 1,274
Insurance - 0.06%
Acrisure LLC
6.04%, 02/15/2027
(k)
274 261
1 Month USD LIBOR + 3.50%
Alliant Holdings Intermediate LLC
8.09%, 11/06/2027
(k)
244 241
1 Month USD LIBOR + 3.50%
10.10%, 11/04/2027
(k)
131 129
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Asurion LLC
7.57%, 11/03/2024
(k)
156 156
1 Month USD LIBOR + 3.00%
7.82%, 07/31/2027
(k)
126 117
1 Month USD LIBOR + 3.25%
9.82%, 01/20/2029
(k)
480 409
1 Month USD LIBOR + 5.25%
BroadStreet Partners Inc
7.57%, 01/27/2027
(k)
30 30
1 Month USD LIBOR + 3.00%
7.82%, 01/27/2027
(k)
95 93
1 Month USD LIBOR + 3.25%
HUB International Ltd
7.82%, 04/25/2025
(k)
162 162
3 Month USD LIBOR + 3.00%
8.06%, 04/25/2025
(k)
103 102
1 Month USD LIBOR + 3.25%
8.73%, 10/30/2029
(k)
125 125
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
USI Inc/NY
8.33%, 11/14/2029
(k)
498 496
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 2,321
Internet - 0.03%
CNT Holdings I Corp
8.13%, 11/08/2027
(k)
151 149
1 Month USD LIBOR + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Gen Digital Inc
6.66%, 09/12/2029
(k)
$ 614 $ 607
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Uber Technologies Inc
8.23%, 04/04/2025
(k)
324 323
3 Month USD LIBOR + 3.50%
$ 1,079
Leisure Products & Services - 0.07%
Alterra Mountain Co
7.38%, 07/31/2024
(k)
88 87
1 Month USD LIBOR + 2.75%
Carnival Corp
7.38%, 06/30/2025
(k)
430 422
6 Month USD LIBOR + 3.00%
7.82%, 10/18/2028
(k)
113 110
6 Month USD LIBOR + 3.25%
ClubCorp Holdings Inc
7.48%, 09/18/2024
(k)
610 572
3 Month USD LIBOR + 2.75%
Equinox Holdings Inc
7.73%, 03/08/2024
(k)
462 387
3 Month USD LIBOR + 3.00%
Hayward Industries Inc
7.07%, 05/28/2028
(k)
481 468
1 Month USD LIBOR + 2.50%
Life Time Inc
9.48%, 12/10/2024
(k)
153 153
3 Month USD LIBOR + 4.75%
SRAM LLC
7.40%, 05/18/2028
(k)
221 219
1 Month USD LIBOR + 2.75%
Topgolf Callaway Brands Corp
9.07%, 01/02/2026
(k)
174 174
1 Month USD LIBOR + 4.50%
$ 2,592
Lodging - 0.02%
Fertitta Entertainment LLC/NV
8.56%, 01/13/2029
(k)
813 790
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Machinery - Diversified - 0.02%
Ali Group North America Corp
6.69%, 07/30/2029
(k)
413 411
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Chart Industries Inc
0.00%, 12/07/2029
(k),(m)
235 235
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
TK Elevator US Newco Inc
8.60%, 07/30/2027
(k)
82 80
6 Month USD LIBOR + 3.50%
$ 726
Media - 0.10%
Altice Financing SA
9.57%, 10/31/2027
(k)
140 140
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Cengage Learning Inc
9.88%, 07/14/2026
(k)
336 316
6 Month USD LIBOR + 4.75%
CSC Holdings LLC
9.06%, 01/16/2028
(k)
540 505
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Diamond Sports Group LLC
8.03%, 08/24/2026
(k)
$ 2,296 $ 260
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Directv Financing LLC
9.57%, 08/02/2027
(k)
611 593
1 Month USD LIBOR + 5.00%
Gray Television Inc
7.07%, 02/07/2024
(k)
160 160
1 Month USD LIBOR + 2.50%
7.07%, 01/02/2026
(k)
137 135
1 Month USD LIBOR + 2.50%
iHeartCommunications Inc
7.57%, 05/01/2026
(k)
569 551
1 Month USD LIBOR + 3.00%
LCPR Loan Financing LLC
8.34%, 10/13/2028
(k)
145 144
1 Month USD LIBOR + 3.75%
McGraw-Hill Education Inc
8.32%, 07/28/2028
(k)
366 351
1 Month USD LIBOR + 4.75%
Nexstar Media Inc
7.07%, 09/18/2026
(k)
173 172
1 Month USD LIBOR + 2.50%
Univision Communications Inc
7.32%, 03/15/2024
(k)
58 58
3 Month USD LIBOR + 2.75%
Virgin Media Bristol LLC
7.09%, 01/31/2028
(k)
61 60
1 Month USD LIBOR + 2.50%
WideOpenWest Finance LLC
7.58%, 12/20/2028
(k)
210 209
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Ziggo Financing Partnership
7.09%, 04/28/2028
(k)
236 231
1 Month USD LIBOR + 2.50%
$ 3,885
Metal Fabrication & Hardware - 0.01%
Grinding Media Inc
8.07%, 10/12/2028
(k)
234 219
1 Month USD LIBOR + 4.00%
Miscellaneous Manufacturers - 0.02%
Gates Global LLC
7.07%, 03/31/2027
(k)
654 650
1 Month USD LIBOR + 2.50%
Oil & Gas - 0.08%
Gulf Finance LLC
11.44%, 08/25/2026
(k)
585 572
1 Month USD LIBOR + 6.75%
Quarternorth Energy Holding Inc
12.57%, 08/27/2026
(k)
2,494 2,479
1 Month USD LIBOR + 8.00%
$ 3,051
Packaging & Containers - 0.02%
Berry Global Inc
6.32%, 07/01/2026
(k)
177 176
1 Month USD LIBOR + 1.75%
Clydesdale Acquisition Holdings Inc
8.84%, 04/13/2029
(k)
103 102
CME Term Secured Overnight Financing
Rate 1 Month + 4.18%
Kloeckner Pentaplast of America Inc
8.26%, 02/12/2026
(k)
253 233
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Pactiv Evergreen Group Holdings Inc
7.82%, 09/22/2028
(k)
$ 220 $ 218
1 Month USD LIBOR + 3.50%
Plaze Inc
8.32%, 08/03/2026
(k)
109 102
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 831
Pharmaceuticals - 0.09%
Amneal Pharmaceuticals LLC
8.19%, 05/04/2025
(k)
171 160
3 Month USD LIBOR + 3.50%
Gainwell Acquisition Corp
8.73%, 10/01/2027
(k)
383 369
3 Month USD LIBOR + 4.00%
Grifols Worldwide Operations USA Inc
6.57%, 11/15/2027
(k)
497 483
1 Month USD LIBOR + 2.00%
Jazz Financing Lux Sarl
8.07%, 05/05/2028
(k)
469 468
1 Month USD LIBOR + 3.50%
Mallinckrodt International Finance SA
9.99%, 09/24/2024
(k)
8 7
3 Month USD LIBOR + 2.75%
10.24%, 09/30/2027
(k)
347 273
3 Month USD LIBOR + 5.50%
10.51%, 09/30/2027
(k)
920 726
3 Month USD LIBOR + 5.25%
Organon & Co
7.75%, 06/02/2028
(k)
634 626
3 Month USD LIBOR + 3.00%
PRA Health Sciences Inc
7.00%, 07/03/2028
(k)
160 160
3 Month USD LIBOR + 2.25%
$ 3,272
Pipelines - 0.02%
BCP Renaissance Parent LLC
8.06%, 10/31/2026
(k)
158 157
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Buckeye Partners LP
6.82%, 11/01/2026
(k)
78 77
1 Month USD LIBOR + 2.25%
Freeport LNG Investments LLLP
7.81%, 11/17/2026
(k)
461 451
3 Month USD LIBOR + 3.00%
M6 ETX Holdings II Midco LLC
9.16%, 08/10/2029
(k)
84 83
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
TransMontaigne Operating Co LP
8.07%, 11/03/2028
(k)
80 80
1 Month USD LIBOR + 3.50%
Traverse Midstream Partners LLC, Term Loan
0.00%, 02/12/2028
(k),(m)
40 40
$ 888
Real Estate - 0.00%
Cushman & Wakefield US Borrower LLC
7.91%, 01/31/2030
(k)
19 19
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Retail - 0.09%
1011778 BC ULC
5.57%, 11/19/2026
(k)
404 400
1 Month USD LIBOR + 1.75%
Academy Ltd
8.32%, 11/05/2027
(k)
159 159
1 Month USD LIBOR + 3.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Belk Inc
5.00%, PIK 8.00%, 07/31/2025
(k),(l)
$ 1,139 $ 173
12.46%, 07/31/2025
(k)
232 195
3 Month USD LIBOR + 7.50%
EG America LLC
8.74%, 02/07/2025
(k)
10 9
3 Month USD LIBOR + 4.00%
IRB Holding Corp
7.69%, 12/15/2027
(k)
284 280
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Jo-Ann Stores LLC
9.57%, 07/07/2028
(k)
854 473
3 Month USD LIBOR + 4.75%
LS Group OpCo Acquistion LLC
8.06%, 11/02/2027
(k)
212 210
1 Month USD LIBOR + 3.25%
Michaels Cos Inc/The
8.98%, 04/15/2028
(k)
219 200
3 Month USD LIBOR + 4.25%
PetSmart LLC
8.41%, 02/11/2028
(k)
845 842
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Reverb Buyer Inc
8.07%, 10/06/2028
(k)
97 94
3 Month USD LIBOR + 3.50%
RH
7.07%, 10/20/2028
(k)
280 269
1 Month USD LIBOR + 2.50%
Staples Inc
9.81%, 04/09/2026
(k)
210 194
3 Month USD LIBOR + 5.00%
$ 3,498
Semiconductors - 0.03%
Bright Bidco BV
12.68%, 10/31/2027
(k)
777 679
CME Term Secured Overnight Financing
Rate 1 Month + 8.00%
Entegris Inc
7.58%, 07/06/2029
(k)
220 220
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
MACOM Technology Solutions Holdings Inc
6.82%, 05/17/2024
(k)
68 68
3 Month USD LIBOR + 2.25%
$ 967
Software - 0.25%
AthenaHealth Group Inc
8.06%, 02/15/2029
(k)
27 25
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.06%, 02/15/2029
(k)
11 10
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Avaya Holdings Corp
14.48%, 12/15/2027
(k)
457 112
CME Term Secured Overnight Financing
Rate 1 Month + 10.00%
Avaya Inc
8.46%, 12/15/2027
(k)
2,269 564
1 Month USD LIBOR + 4.00%
Boxer Parent Co Inc
8.32%, 10/02/2025
(k)
30 29
1 Month USD LIBOR + 3.75%
Camelot Finance SA
7.52%, 10/30/2026
(k)
10 10
1 Month USD LIBOR + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
CCC Intelligent Solutions Inc
6.80%, 09/21/2028
(k)
$ 181 $ 179
3 Month USD LIBOR + 2.25%
Central Parent Inc
9.08%, 06/07/2029
(k)
165 164
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Ceridian HCM Holding Inc
7.07%, 04/04/2025
(k)
126 126
1 Month USD LIBOR + 2.50%
DTI Holdco Inc
9.43%, 04/26/2029
(k)
298 277
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Dun & Bradstreet Corp/The
7.77%, 02/06/2026
(k)
5 5
1 Month USD LIBOR + 3.25%
Epicor Software Corp
7.82%, 07/30/2027
(k)
743 728
1 Month USD LIBOR + 3.25%
Finastra USA Inc
8.33%, 06/13/2024
(k)
707 665
3 Month USD LIBOR + 3.50%
Genesys Cloud Services Holdings II LLC
8.57%, 12/01/2027
(k)
510 504
1 Month USD LIBOR + 4.00%
Greenway Health LLC
8.48%, 02/16/2024
(k)
308 231
3 Month USD LIBOR + 4.25%
IGT Holding IV AB
8.13%, 03/31/2028
(k)
140 138
3 Month USD LIBOR + 3.40%
Informatica LLC
7.37%, 10/27/2028
(k)
341 340
1 Month USD LIBOR + 2.75%
Open Text Corp
0.00%, 11/16/2029
(k),(m)
650 649
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Physician Partners LLC
8.66%, 12/26/2028
(k)
117 112
1 Month USD LIBOR + 4.00%
Playtika Holding Corp
7.32%, 03/11/2028
(k)
128 127
1 Month USD LIBOR + 2.75%
Project Ruby Ultimate Parent Corp
7.82%, 03/10/2028
(k)
246 238
1 Month USD LIBOR + 3.25%
Rackspace Technology Global Inc
7.59%, 02/15/2028
(k)
1,712 1,072
3 Month USD LIBOR + 2.75%
Riverbed Technology Inc
10.84%, PIK 2.00%, 12/08/2026
(k),(l)
1,413 479
3 Month USD LIBOR + 6.00%
Sophia LP
8.23%, 10/07/2027
(k)
153 151
3 Month USD LIBOR + 3.50%
SS&C Technologies Inc
6.32%, 04/16/2025
(k)
180 179
1 Month USD LIBOR + 1.75%
6.32%, 04/16/2025
(k)
131 131
1 Month USD LIBOR + 1.75%
6.38%, 04/16/2025
(k)
203 202
1 Month USD LIBOR + 1.75%

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
UKG Inc
8.03%, 05/04/2026
(k)
$ 534 $ 523
3 Month USD LIBOR + 3.25%
8.57%, 05/04/2026
(k)
205 202
1 Month USD LIBOR + 3.75%
West Technology Group LLC
8.08%, 10/10/2024
(k)
203 190
3 Month USD LIBOR + 3.50%
8.83%, 10/10/2024
(k)
831 727
3 Month USD LIBOR + 4.00%
Zelis Payments Buyer Inc
8.07%, 09/30/2026
(k)
58 57
1 Month USD LIBOR + 3.50%
ZoomInfo LLC
7.66%, 02/01/2026
(k)
292 293
1 Month USD LIBOR + 3.00%
$ 9,439
Telecommunications - 0.20%
Altice France SA/France
8.52%, 01/31/2026
(k)
55 53
3 Month USD LIBOR + 3.69%
8.86%, 08/14/2026
(k)
616 597
3 Month USD LIBOR + 4.00%
Avaya Inc
8.71%, 12/15/2027
(k)
3,273 823
1 Month USD LIBOR + 4.25%
10.00%, 08/14/2023
(k)
945 973
CME Term Secured Overnight Financing
Rate 1 Month + 8.00%
Cincinnati Bell Inc
7.91%, 11/23/2028
(k)
165 164
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CommScope Inc
7.82%, 04/06/2026
(k)
145 141
1 Month USD LIBOR + 3.25%
Cyxtera DC Holdings Inc
7.82%, 05/01/2024
(k)
799 709
3 Month USD LIBOR + 3.00%
Dawn Acquisitions LLC
8.48%, 12/31/2025
(k)
1,903 1,182
3 Month USD LIBOR + 3.75%
Delta Topco Inc
8.15%, 12/01/2027
(k)
312 290
3 Month USD LIBOR + 3.75%
EOS US Finco LLC
10.60%, 08/03/2029
(k)
215 212
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Frontier Communications Holdings LLC
8.50%, 05/01/2028
(k)
619 604
3 Month USD LIBOR + 3.75%
Gogo Intermediate Holdings LLC
8.58%, 04/28/2028
(k)
87 87
3 Month USD LIBOR + 3.75%
Intelsat Jackson Holdings SA
9.08%, 01/26/2029
(k)
468 463
CME Term Secured Overnight Financing
Rate 6 Month + 4.25%
Iridium Satellite LLC
7.16%, 11/06/2026
(k)
346 346
1 Month USD LIBOR + 2.50%
Maxar Technologies Inc
8.91%, 06/14/2029
(k)
399 400
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
MLN US Holdco LLC
8.25%, 11/30/2025
(k)
$ 1,058 $ 276
6 Month USD LIBOR + 4.50%
11.15%, 10/17/2027
(k)
615 430
CME Term Secured Overnight Financing
Rate 1 Month + 6.80%
$ 7,750
Transportation - 0.01%
Genesee & Wyoming Inc
6.73%, 12/30/2026
(k)
202 202
3 Month USD LIBOR + 2.00%
XPO Inc
6.33%, 02/24/2025
(k)
144 144
1 Month USD LIBOR + 1.75%
$ 346
TOTAL SENIOR FLOATING RATE INTERESTS $ 77,631
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 30.82%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.10%
5.00%, 04/01/2053
(n)
$ 4,000 $ 3,931
U.S. Treasury Bill - 14.38%
4.20%, 04/13/2023
(a),(o)
5,000 4,973
4.22%, 03/09/2023
(a),(o)
36,475 36,439
4.25%, 03/23/2023
(a),(o),(p),(q)
141,000 140,627
4.28%, 03/07/2023
(a),(o),(p)
24,105 24,087
4.40%, 04/11/2023
(a),(o),(p),(q)
185,220 184,252
4.49%, 03/28/2023
(a),(o)
11,355 11,317
4.49%, 04/25/2023
(a),(o)
95,640 94,962
4.54%, 03/21/2023
(a),(o)
14,010 13,975
4.55%, 04/04/2023
(a),(o)
14,515 14,453
4.67%, 04/18/2023
(a),(o),(p)
17,700 17,591
4.68%, 05/30/2023
(a),(o),(q)
5,200 5,139
$ 547,815
U.S. Treasury Inflation-Indexed Obligations - 16.34%
0.13%, 07/15/2024 24,482 23,956
0.13%, 10/15/2024 19,330 18,808
0.13%, 04/15/2025 16,121 15,485
0.13%, 10/15/2025 18,267 17,503
0.13%, 04/15/2026 15,409 14,577
0.13%, 07/15/2026 18,681 17,709
0.13%, 10/15/2026 21,663 20,454
0.13%, 04/15/2027 21,817 20,389
0.13%, 01/15/2030 19,588 17,742
0.13%, 07/15/2030
(q)
21,699 19,596
0.13%, 01/15/2031 22,518 20,160
0.13%, 07/15/2031 23,288 20,772
0.13%, 01/15/2032 24,000 21,197
0.13%, 02/15/2051 8,539 5,717
0.13%, 02/15/2052 9,580 6,395
0.25%, 01/15/2025 18,154 17,568
0.25%, 07/15/2029 17,335 15,989
0.25%, 02/15/2050 8,433 5,915
0.38%, 07/15/2025 22,545 21,828
0.38%, 01/15/2027 17,446 16,532
0.38%, 07/15/2027 18,867 17,857
0.50%, 04/15/2024 12,539 12,324
0.50%, 01/15/2028 8,201 7,744
0.63%, 01/15/2026 19,045 18,385
0.63%, 07/15/2032
(q)
25,962 23,998
0.63%, 02/15/2043 8,378 6,910
0.75%, 07/15/2028 15,842 15,159
0.75%, 02/15/2042 10,496 8,965
0.75%, 02/15/2045 12,695 10,543
0.88%, 01/15/2029 14,670 14,045
0.88%, 02/15/2047 8,029 6,750
1.00%, 02/15/2046 6,608 5,754

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2023 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
1.00%, 02/15/2048 $ 5,771 $ 4,977
1.00%, 02/15/2049 5,113 4,406
1.13%, 01/15/2033 9,198 8,868
1.38%, 02/15/2044 11,786 11,163
1.50%, 02/15/2053 4,119 4,060
1.63%, 10/15/2027 15,845 15,837
1.75%, 01/15/2028 7,763 7,780
2.00%, 01/15/2026 9,175 9,200
2.13%, 02/15/2040 4,554 4,907
2.13%, 02/15/2041 6,575 7,084
2.38%, 01/15/2025 15,207 15,305
2.38%, 01/15/2027 8,869 9,059
2.50%, 01/15/2029 8,006 8,377
3.38%, 04/15/2032 3,538 4,068
3.63%, 04/15/2028 8,536 9,326
3.88%, 04/15/2029 9,812 11,062
$ 622,205
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,173,951
TOTAL PURCHASED OPTIONS - 0.00% $ 28
Total Investments $ 3,759,709
Other Assets and Liabilities -  1.29% 49,201
TOTAL NET ASSETS - 100.00% $ 3,808,910
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $17,752 or 0.47% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $17,306 or 0.45% of net assets.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $104,661 or 2.75% of net assets.
(i) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(j) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(k) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(l) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m) This Senior Floating Rate Note will settle after February 28, 2023, at which time the interest rate will be determined.
(n) Security was purchased in a "to-be-announced" ("TBA") transaction.
(o) Rate shown is the discount rate of the original purchase.
(p) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $62,242 or 1.63% of net assets.
(q) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $50,773 or 1.33% of net assets.
Portfolio Summary
Sector Percent
Government 30.76%
Utilities 18.00%
Financial 15.19%
Energy 10.51%
Industrial 8.02%
Consumer, Non-cyclical 4.82%
Basic Materials 4.25%
Money Market Funds 3.80%
Investment Companies 1.16%
Consumer, Cyclical 0.75%
Technology 0.62%
Communications 0.46%
Mortgage Securities 0.25%
Asset Backed Securities 0.12%
Purchased Options 0.00%
Investments Sold Short (0.10)%
Other Assets and Liabilities
1.39%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales February 28, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.48% $ — $ 790,957 $ 697,035 $ 93,922
Principal Government Money Market Fund - Institutional Class 4.43% 319,187 1,157,047 1,476,234 —
$ 319,187 $ 1,948,004 $ 2,173,269 $ 93,922
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.48% $ 980 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.43% 843 — — —
$ 1,823 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2023 (unaudited)
See accompanying notes.

Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Bright Bidco 12/09/2022 $ 331 $ 186 0.00%
Millennium Health LLC 03/15/2016 — 3 0.00%
Millennium Health LLC 03/15/2016 — 1 0.00%
Total $ 190 0.00%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 3 Month SOFR Future; June
2024
N/A 732 $ 1,830 $ 97.00 06/20/2023 $ 436 $ 28 $ (408)
Total $ 436 $ 28 $ (408)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 3 Month SOFR Future; June
2024
N/A 732 $ 1,830 $ 97.63 06/20/2023 $ (178) $ (9) $ 169
Total $ (178) $ (9) $ 169
Amounts in thousands except contracts/shares.
Interest Rate Swaptions
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Pay $ 1,013 3.35% 02/21/2024 $ (35) $ (30) $ 5
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Receive 4,983 3.02% 12/15/2023 (198) (74) 124
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC Secured Overnight
Financing Rate
Receive 1,013 3.35% 02/21/2024 (34) (38) (4)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG Secured Overnight
Financing Rate
Pay 4,983 3.02% 12/15/2023 (198) (261) (63)
Total $ (465) $ (403) $ 62
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Brent Crude; December 2024
(a)
Short 67 $ 5,040 $ 33
Brent Crude; December 2025
(a)
Short 18 1,285 46
Brent Crude; May 2023
(a)
Long 437 36,468 (408)
Brent Crude; September 2023
(a)
Long 227 18,471 (105)
California Carbon Allowance Vintage; December 2023
(a)
Long 32 958 (6)
Cocoa; July 2023
(a)
Short 663 18,484 (1,058)
Cocoa; September 2023
(a)
Long 13 361 2
Coffee 'C'; July 2023
(a)
Short 70 4,854 (743)
Coffee 'C'; May 2023
(a)
Short 18 1,257 (78)
Copper; May 2023
(a)
Long 46 4,703 147
Corn; December 2023
(a)
Short 221 6,296 311
Corn; May 2023
(a)
Long 113 3,561 (266)
Corn; September 2023
(a)
Long 539 15,698 (148)
Cotton No.2; December 2023
(a)
Long 19 796 (3)
Cotton No.2; July 2023
(a)
Short 219 9,248 140
Cotton No.2; May 2023
(a)
Short 17 714 14
Euribor; December 2023 Long 19 4,828 (25)
Euribor; June 2023 Short 19 4,841 9
Euro Buxl 30 Year Bond; March 2023 Short 10 1,420 126
Euro Milling Wheat; September 2023
(a)
Long 84 1,206 6
Frozen Concentrated Orange Juice-A; May 2023
(a)
Short 47 1,788 (214)
Gasoline RBOB; June 2023
(a)
Short 47 5,127 280
Gasoline RBOB; September 2023
(a)
Long 35 3,632 19
Gold 100 oz; April 2023
(a)
Long 93 17,081 (1,017)
Gold 100 oz; August 2023
(a)
Long 132 24,703 150
Japan 10 Year Bond TSE; June 2023 Short 1 1,067 —
Japan 10 Year Bond TSE; March 2023 Short 11 11,848 38
KC HRW Wheat; May 2023
(a)
Long 43 1,747 (125)

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2023 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
KC HRW Wheat; September 2023
(a)
Long 15 $ 607 $ (10)
Lean Hogs; April 2023
(a)
Long 72 2,453 (152)
Live Cattle; April 2023
(a)
Short 178 11,782 (200)
LME Copper; June 2023
(a)
Long 87 $ 19,495 $ 375
LME Copper; March 2023
(a)
Short — — 867
LME Lead; June 2023
(a)
Long 18 948 17
LME Lead; March 2023
(a)
Long 71 3,724 13
LME Lead; March 2023
(a)
Short — — (107)
LME Nickel; June 2023
(a)
Long 7 1,044 (58)
LME Nickel; March 2023
(a)
Long 59 8,715 (902)
LME Nickel; March 2023
(a)
Short — — 28
LME PRI Alum; December 2024
(a)
Short 73 4,689 23
LME PRI Alum; June 2023
(a)
Short 55 3,278 (399)
LME PRI Alum; June 2023
(a)
Long 259 15,436 (321)
LME PRI Alum; March 2023
(a)
Long 12 701 181
LME PRI Alum; March 2023
(a)
Short — — (431)
LME Zinc; June 2023
(a)
Long 61 4,572 (156)
LME Zinc; March 2023
(a)
Long 205 15,445 (706)
LME Zinc; March 2023
(a)
Short — — 186
Low Sulphur Gasoline; April 2023
(a)
Long 60 4,950 42
Low Sulphur Gasoline; June 2023
(a)
Long 19 1,516 14
Low Sulphur Gasoline; March 2023
(a)
Long 104 8,666 257
Low Sulphur Gasoline; September 2023
(a)
Long 26 2,037 7
Natural Gas; April 2023
(a)
Long 953 26,179 1,882
Natural Gas; July 2023
(a)
Short 228 7,323 (818)
Natural Gas; June 2023
(a)
Short 194 5,890 28
Natural Gas; May 2023
(a)
Short 20 573 (26)
Natural Gas; September 2023
(a)
Long 36 1,163 20
NY Harb ULSD; July 2023
(a)
Short 4 452 (15)
NY Harb ULSD; June 2023
(a)
Short 44 5,013 410
NY Harb ULSD; September 2023
(a)
Long 22 2,476 11
Platinum; April 2023
(a)
Long 89 4,252 (228)
Platinum; July 2023
(a)
Long 30 1,442 8
SGX Iron Ore 62%; April 2023
(a)
Long 39 481 12
Silver; May 2023
(a)
Long 169 17,805 (1,002)
Silver; September 2023
(a)
Long 30 3,216 44
Soybean Meal; December 2023
(a)
Long 18 748 23
Soybean Meal; May 2023
(a)
Long 250 11,678 (205)
Soybean Oil; December 2023
(a)
Long 69 2,381 (14)
Soybean Oil; May 2023
(a)
Long 436 15,707 73
Soybean; May 2023
(a)
Short 54 3,993 149
Soybean; November 2023
(a)
Long 122 8,218 (95)
Sugar #11; May 2023
(a)
Short 589 13,240 (191)
Sugar #11; October 2023
(a)
Long 123 2,682 6
US 10 Year Note; June 2023 Short 215 24,006 41
US 5 Year Note; June 2023 Long 97 10,384 (31)
Wheat; May 2023
(a)
Long 314 11,076 (955)
Wheat; September 2023
(a)
Long 13 471 (6)
WTI Crude; December 2024
(a)
Long 9 630 (13)
WTI Crude; July 2023
(a)
Short 68 5,229 (163)
WTI Crude; June 2023
(a)
Short 646 49,832 2,651
WTI Crude; May 2023
(a)
Long 5 386 8
WTI Crude; September 2023
(a)
Long 163 12,396 65
Total $ (2,638)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 03/02/2023 $ 65 GBP 53 $ 1 $ —
Citigroup Inc 03/02/2023 GBP 7 $ 8 — —
Citigroup Inc 03/02/2023 EUR 1,440 $ 1,526 — (3)
Citigroup Inc 03/02/2023 $ 36 JPY 4,695 2 —
Citigroup Inc 04/04/2023 $ 1,529 EUR 1,440 3 —

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2023 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
HSBC Securities Inc 03/02/2023 $ 1,607 EUR 1,476 $ 46 $ —
Total $ 52 $ (3)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
1 Day Euro Short Term Rate Pay 2.55% Annual Annual N/A 02/14/2033 EUR 1,530 $ (19) $ — $ (19)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.55% Annual Annual N/A 02/10/2033 $ 740 (4) — (4)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 3.17% Annual Annual N/A 10/21/2023 860 (2) — (2)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.99% Annual Annual N/A 10/21/2024 860 (1) — (1)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.21% Annual Annual N/A 01/06/2024 865 (5) — (5)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.31% Annual Annual N/A 01/06/2025 865 7 — 7
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.45% Annual Annual N/A 02/10/2053 265 3 (1) 2
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.61% Annual Annual N/A 12/12/2027 5,845 15 — 15
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.49% Annual Annual N/A 12/12/2052 125 — — —
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.61% Annual Annual N/A 12/12/2027 11,405 32 — 32
France Consumer Price Index
Excluding Tobacco
Pay 3.08% Annual Annual N/A 12/15/2032 EUR 1,620 (3) 1 (2)
France Consumer Price Index
Excluding Tobacco
Receive 3.32% Annual Annual N/A 12/15/2027 1,620 3 (1) 2
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Pay 2.42% Annual Annual N/A 10/15/2032 1,530 (62) (2) (64)
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Receive 2.57% Annual Annual N/A 12/15/2032 1,620 23 — 23
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Pay 2.77% Annual Annual N/A 12/15/2027 1,620 (14) — (14)
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Receive 2.60% Annual Annual N/A 08/15/2052 105 6 — 6
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Receive 3.08% Annual Annual N/A 09/15/2027 685 7 (1) 6
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Pay 2.43% Annual Annual N/A 07/15/2052 200 (23) (1) (24)
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Receive 2.56% Annual Annual N/A 10/15/2027 1,530 46 2 48
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Pay 2.65% Annual Annual N/A 11/15/2052 105 (3) — (3)
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Pay 2.44% Annual Annual N/A 08/15/2052 200 (21) (1) (22)
Harmonised Indices of Consumer
Prices Excluding Food and Energy
Pay 2.67% Annual Annual N/A 09/15/2032 685 (14) — (14)
Secured Overnight Financing Rate Pay 3.20% Annual Annual N/A 12/06/2032 $ 1,683 (66) — (66)
Secured Overnight Financing Rate Pay 3.21% Annual Annual N/A 12/06/2032 1,179 (46) — (46)
Secured Overnight Financing Rate Pay 3.18% Annual Annual N/A 12/12/2032 1,970 (80) — (80)
Secured Overnight Financing Rate Pay 2.78% Annual Annual N/A 07/05/2032 2,087 (151) — (151)
Secured Overnight Financing Rate Receive 3.36% Annual Annual N/A 12/22/2032 1,877 48 — 48
Secured Overnight Financing Rate Pay 3.24% Annual Annual N/A 12/05/2032 1,970 (72) — (72)
Secured Overnight Financing Rate Receive 2.99% Annual Annual N/A 02/14/2033 1,765 18 — 18
Secured Overnight Financing Rate Receive 3.36% Annual Annual N/A 02/13/2033 882 21 — 21
Secured Overnight Financing Rate Receive 3.46% Annual Annual N/A 02/13/2033 1,103 18 — 18
Secured Overnight Financing Rate Receive 3.46% Annual Annual N/A 02/15/2033 882 14 — 14
Secured Overnight Financing Rate Receive 3.49% Annual Annual N/A 02/17/2033 1,164 15 — 15
Secured Overnight Financing Rate Pay 3.63% Annual Annual N/A 02/22/2033 12,639 (21) — (21)
Secured Overnight Financing Rate Receive 3.29% Annual Annual N/A 12/13/2032 1,133 37 — 37
Secured Overnight Financing Rate Pay 3.41% Annual Annual N/A 11/21/2032 1,587 (35) — (35)

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2023 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Secured Overnight Financing Rate Pay 3.58% Annual Annual N/A 11/16/2032 $ 1,128 $ (9) $ — $ (9)
Secured Overnight Financing Rate Receive 3.59% Annual Annual N/A 02/22/2033 1,744 8 — 8
Secured Overnight Financing Rate Pay 2.83% Annual Annual N/A 07/05/2032 2,087 (143) — (143)
Secured Overnight Financing Rate Pay 2.71% Annual Annual N/A 07/06/2032 1,530 (121) — (121)
Secured Overnight Financing Rate Pay 2.62% Annual Annual N/A 07/07/2032 949 (82) — (82)
Secured Overnight Financing Rate Pay 2.60% Annual Annual N/A 07/26/2032 1,015 (90) — (90)
Secured Overnight Financing Rate Receive 2.75% Annual Annual N/A 08/23/2032 2,113 161 — 161
Secured Overnight Financing Rate Receive 2.93% Annual Annual N/A 09/01/2032 2,126 132 — 132
Secured Overnight Financing Rate Pay 2.92% Annual Annual N/A 09/02/2032 600 (38) — (38)
Secured Overnight Financing Rate Receive 2.93% Annual Annual N/A 09/02/2032 2,249 138 1 139
Secured Overnight Financing Rate Receive 2.99% Annual Annual N/A 09/02/2032 2,249 128 — 128
Secured Overnight Financing Rate Pay 3.47% Annual Annual N/A 11/18/2032 1,192 (21) — (21)
Secured Overnight Financing Rate Receive 3.08% Annual Annual N/A 09/09/2032 1,332 66 — 66
Secured Overnight Financing Rate Receive 3.47% Annual Annual N/A 09/30/2032 1,998 34 1 35
Secured Overnight Financing Rate Receive 3.62% Annual Annual N/A 02/23/2033 1,764 5 — 5
Secured Overnight Financing Rate Pay 3.48% Annual Annual N/A 10/04/2032 1,382 (23) — (23)
Secured Overnight Financing Rate Pay 3.56% Annual Annual N/A 11/14/2032 1,116 (11) — (11)
Secured Overnight Financing Rate Receive 3.81% Annual Annual N/A 11/15/2032 744 (8) — (8)
Secured Overnight Financing Rate Receive 3.82% Annual Annual N/A 11/15/2032 1,998 (24) — (24)
Secured Overnight Financing Rate Receive 3.56% Annual Annual N/A 10/03/2032 2,998 29 — 29
Secured Overnight Financing Rate Receive 3.94% Annual Annual N/A 10/25/2032 1,400 (30) — (30)
Secured Overnight Financing Rate Pay 3.83% Annual Annual N/A 10/27/2032 1,883 23 — 23
Secured Overnight Financing Rate Receive 3.62% Annual Annual N/A 10/17/2032 1,648 8 — 8
Secured Overnight Financing Rate Receive 3.65% Annual Annual N/A 10/14/2032 790 2 — 2
Secured Overnight Financing Rate Receive 3.62% Annual Annual N/A 10/12/2032 1,977 10 — 10
Secured Overnight Financing Rate Pay 3.41% Annual Annual N/A 10/05/2032 784 (17) — (17)
Secured Overnight Financing Rate Receive 3.85% Annual Annual N/A 10/21/2032 2,775 (40) — (40)
Tokyo Overnight  Average Rate Receive 0.92% Annual Annual N/A 02/15/2033 JPY 93,270 (7) — (7)
Tokyo Overnight  Average Rate Receive 0.90% Annual Annual N/A 02/15/2033 64,401 (4) — (4)
Tokyo Overnight  Average Rate Receive 0.90% Annual Annual N/A 02/15/2033 32,200 (2) — (2)
Tokyo Overnight  Average Rate Receive 0.89% Annual Annual N/A 02/15/2033 32,200 (2) — (2)
United Kingdom Retail Prices Index Receive 4.26% Annual Annual N/A 01/15/2024 GBP 2,735 (6) 1 (5)
United Kingdom Retail Prices Index Pay 3.98% Annual Annual N/A 01/15/2025 2,735 (10) — (10)
Total $ (273) $ (1) $ (274)
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive
Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Bank of America NA Refinitiv/CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
1,471 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 $ 1,309 $ — $ — $ (37)
Bank of America NA Refinitiv/CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
51,958 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 46,243 — — (1,322)
Bank of America NA Refinitiv/CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
3,153 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 2,806 — — (81)
Bank of America NA Refinitiv/CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
7,819 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 6,959 — — (200)
Bank of America NA Refinitiv/CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
16,638 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 14,808 — — (423)
Bank of America NA Refinitiv/CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
33,090 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 29,450 — — (842)
Bank of America NA Refinitiv/CoreCommodity
CRB(R) Index Total
Return
(a)
224,587 Receive UST 13 Week Bill
High Discount Rate
+ 0.21%
Monthly 05/01/2023 66,500 — — (417)

Consolidated Schedule of Investments
Diversified Real Asset Fund
February 28, 2023 (unaudited)
See accompanying notes.

Total Return Swaps (continued)
Counterparty Reference Entity Contracts
Pay/Receive
Positive
Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
Citigroup Inc Refinitiv/CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
64,274 Receive UST 13 Week Bill
High Discount Rate
+ 0.24%
Monthly 05/01/2023 $ 57,204 $ — $ — $ (1,636)
Citigroup Inc Refinitiv/CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
12,797 Receive UST 13 Week Bill
High Discount Rate
+ 0.24%
Monthly 05/01/2023 11,390 — — (325)
Citigroup Inc Refinitiv/CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
89,011 Receive UST 13 Week Bill
High Discount Rate
+ 0.24%
Monthly 05/01/2023 79,221 — — (2,265)
Citigroup Inc Refinitiv/CoreCommodity
CRB(R) Index Total
Return
(a)
185,712 Receive UST 13 Week Bill
High Discount Rate
+ 0.21%
Monthly 05/01/2023 55,033 — — (389)
UBS AG Refinitiv/CoreCommodity
CRB 3-Month Forward
Index Total Return
(a)
46,602 Receive UST 13 Week Bill
High Discount Rate
+ 0.25%
Monthly 05/01/2023 41,476 — — (1,186)
Total $ — $ — $ (9,123)
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
Short Sales Outstanding
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (0.10)%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - (0.10)%
5.00%, 03/01/2053 $ 4,000 $ 3,932
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $3,932) $ 3,932
TOTAL SHORT SALES (proceeds $3,932) $ 3,932

Schedule of Investments
Edge MidCap Fund
February 28, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .21 % Shares Held Value (000's)
Money Market Funds - 2 .21%
Principal Government Money Market Fund -
Class R-6 4.48%
(a),(b)
2,025,745 $ 2,025
TOTAL INVESTMENT COMPANIES $ 2,025
COMMON STOCKS - 103 .20 % Shares Held Value (000's)
Advertising - 2 .18%
Interpublic Group of Cos Inc/The 56,348 $ 2,002
Automobile Parts & Equipment - 2 .62%
Autoliv Inc 25,920 2,400
Banks - 3 .58%
Bank OZK 35,352 1,627
Cullen/Frost Bankers Inc 12,506 1,649
$ 3,276
Building Materials - 2 .76%
Lennox International Inc 9,912 2,526
Chemicals - 3 .34%
FMC Corp 23,690 3,060
Commercial Services - 2 .53%
Morningstar Inc 11,173 2,316
Computers - 2 .57%
Amdocs Ltd 25,649 2,350
Consumer Products - 4 .98%
Avery Dennison Corp 16,799 3,061
WD-40 Co 8,658 1,502
$ 4,563
Diversified Financial Services - 0 .97%
Hamilton Lane Inc 11,429 889
Electric - 2 .53%
Alliant Energy Corp 45,162 2,315
Electrical Components & Equipment - 3 .67%
Energizer Holdings Inc 15,391 558
Littelfuse Inc 10,842 2,805
$ 3,363
Hand & Machine Tools - 7 .64%
Lincoln Electric Holdings Inc 22,364 3,755
Snap-on Inc 13,010 3,234
$ 6,989
Healthcare - Products - 7 .93%
Bio-Techne Corp 33,089 2,404
STERIS PLC 15,344 2,885
Teleflex Inc 8,270 1,970
$ 7,259
Healthcare - Services - 2 .57%
Universal Health Services Inc 17,595 2,350
Insurance - 5 .36%
F&G Annuities & Life Inc 4,413 90
Fidelity National Financial Inc 65,876 2,626
Kinsale Capital Group Inc 3,785 1,206
Markel Corp
(c)
738 981
$ 4,903
Internet - 0 .97%
Rightmove PLC 131,887 888
Leisure Products & Services - 6 .72%
Brunswick Corp/DE 34,285 2,997
Peloton Interactive Inc
(c)
19,151 247
YETI Holdings Inc
(c)
74,442 2,902
$ 6,146
Machinery - Diversified - 3 .15%
Nordson Corp 13,120 2,882
Media - 0 .77%
Cable One Inc 1,018 703
Oil & Gas - 4 .60%
Coterra Energy Inc 56,514 1,411
Helmerich & Payne Inc 33,047 1,391
HF Sinclair Corp 28,341 1,409
$ 4,211
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 8 .00%
Alexandria Real Estate Equities Inc 16,171 $ 2,422
Equity LifeStyle Properties Inc 30,461 2,087
Essential Properties Realty Trust Inc 26,821 691
Terreno Realty Corp 34,166 2,125
$ 7,325
Retail - 3 .32%
Tractor Supply Co 13,049 3,044
Savings & Loans - 1 .79%
Washington Federal Inc 46,722 1,639
Semiconductors - 4 .37%
MKS Instruments Inc 10,675 1,035
Teradyne Inc 29,365 2,970
$ 4,005
Software - 8 .88%
Black Knight Inc
(c)
4,558 272
Cloudflare Inc
(c)
11,383 683
Fair Isaac Corp
(c)
5,997 4,062
HubSpot Inc
(c)
2,141 828
Tyler Technologies Inc
(c)
7,119 2,287
$ 8,132
Transportation - 2 .87%
Expeditors International of Washington Inc 25,162 2,631
Water - 2 .53%
Essential Utilities Inc 54,168 2,318
TOTAL COMMON STOCKS $ 94,485
Total Investments $ 96,510
Other Assets and Liabilities -  (5.41)% (4,956)
TOTAL NET ASSETS - 100.00% $ 91,554
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
Portfolio Summary
Sector Percent
Industrial 20 .09%
Financial 19 .70%
Consumer, Non-cyclical 18 .01%
Technology 15 .82%
Consumer, Cyclical 12 .66%
Utilities 5 .06%
Energy 4 .60%
Communications 3 .92%
Basic Materials 3 .34%
Money Market Funds 2 .21%
Other Assets and Liabilities
( 5 .41 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Edge MidCap Fund
February 28, 2023 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2022 Purchases Sales February 28, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.48% $ — $ 10,792 $ 8,767 $ 2,025
Principal Government Money Market Fund - Institutional Class 4.43% 1,662 7,244 8,906 —
$ 1,662 $ 18,036 $ 17,673 $ 2,025
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.48% $ 19 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.43% 18 — — —
$ 37 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 21.70% Shares Held Value (000's)
Closed-End Funds - 0.22%
Apollo Tactical Income Fund Inc 13,886 $ 178
Ares Dynamic Credit Allocation Fund Inc 6,383 81
BlackRock Debt Strategies Fund Inc 9,085 90
BlackRock Floating Rate Income Strategies Fund
Inc
6,525 78
First Trust Senior Floating Rate Income Fund II 8,544 86
Franklin Universal Trust 13,711 98
Invesco Senior Income Trust 20,396 80
Nuveen Credit Strategies Income Fund 33,083 176
Saba Capital Income & Opportunities Fund 10,973 90
$ 957
Exchange-Traded Funds - 2.32%
Invesco Optimum Yield Diversified Commodity
Strategy No K-1 ETF
11,775 168
iShares 0-5 Year TIPS Bond ETF 23,900 2,326
iShares Broad USD High Yield Corporate Bond
ETF
12,150 425
iShares Core MSCI Emerging Markets ETF 11,450 542
iShares Floating Rate Bond ETF 47,125 2,394
iShares MSCI EAFE Value ETF 8,000 388
iShares Russell 1000 Growth ETF 567 130
iShares Russell 2000 ETF 1,086 $ 204
iShares Russell 2000 Growth ETF 4,262 994
iShares Russell 2000 Value ETF 722 107
iShares Short Treasury Bond ETF 21,550 2,375
$ 10,053
Money Market Funds - 19.16%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
4.43%
(a),(b),(c)
5,449,171 5,450
Principal Government Money Market Fund -
Class R-6 4.48%
(b),(d)
77,831,469 77,832
$ 83,282
TOTAL INVESTMENT COMPANIES $ 94,292
COMMON STOCKS - 42.09% Shares Held Value (000's)
Advertising - 0.17%
Hakuhodo DY Holdings Inc 31,400 350
Interpublic Group of Cos Inc/The
(e)
2,351 84
Omnicom Group Inc
(e)
875 79
Publicis Groupe SA 389 31
Taboola.com Ltd
(f)
22,069 69
WPP PLC 10,967 135
$ 748
Aerospace & Defense - 0.56%
Aerojet Rocketdyne Holdings Inc
(f)
16,407 924
Airbus SE 1,054 138
Boeing Co/The
(e),(f)
2,631 530
Howmet Aerospace Inc
(e)
3,171 134
Lockheed Martin Corp
(e)
552 262
Northrop Grumman Corp
(e)
579 269
Spirit AeroSystems Holdings Inc 1,994 68
Thales SA 858 120
$ 2,445
Agriculture - 0.29%
Altria Group Inc
(e)
3,382 157
Archer-Daniels-Midland Co
(e)
948 75
Imperial Brands PLC 2,843 68
Japan Tobacco Inc 16,400 334
Philip Morris International Inc
(c),(e)
6,340 617
$ 1,251
Airlines - 0.21%
American Airlines Group Inc
(e),(f)
23,839 381
ANA Holdings Inc
(f)
17,300 351
United Airlines Holdings Inc
(e),(f)
3,089 160
$ 892
COMMON STOCKS (continued) Shares Held Value (000’s)
Apparel - 0.36%
Carter's Inc 706 $ 53
Crocs Inc
(f)
573 70
Deckers Outdoor Corp
(f)
129 54
Kering SA 740 434
Kontoor Brands Inc 1,270 66
NIKE Inc
(e)
3,380 401
Steven Madden Ltd 3,137 114
Tapestry Inc
(e)
8,259 360
$ 1,552
Automobile Manufacturers - 0.78%
Cummins Inc
(c)
1,070 260
Ferrari NV 186 48
General Motors Co
(e)
9,168 355
Honda Motor Co Ltd 20,400 530
Isuzu Motors Ltd 16,300 195
Mazda Motor Corp 27,200 243
Mercedes-Benz Group AG 2,710 208
Nissan Motor Co Ltd 7,900 31
PACCAR Inc
(c),(e)
9,484 684
REV Group Inc 4,757 56
Stellantis NV 19,420 340
Tesla Inc
(c),(f)
1,289 265
Volvo AB - B Shares 6,128 123
Volvo Car AB
(f)
7,166 34
$ 3,372
Automobile Parts & Equipment - 0.17%
BorgWarner Inc
(e)
6,756 340
Cie Generale des Etablissements Michelin SCA 2,963 93
Dana Inc 5,438 86
Gentherm Inc
(f)
1,234 78
Visteon Corp
(f)
329 55
XPEL Inc
(f)
1,161 78
$ 730
Banks - 1.99%
Ameris Bancorp 1,356 65
ANZ Group Holdings Ltd 1,045 17
Banco Bilbao Vizcaya Argentaria SA 15,319 119
Bank of America Corp
(c),(e)
12,203 419
Bank OZK 1,335 61
Bankinter SA 8,735 61
Banner Corp 811 51
BAWAG Group AG
(f),(g)
1,223 76
Cadence Bank 4,343 115
Citigroup Inc 51 3
DBS Group Holdings Ltd 6,000 152
DNB Bank ASA 19,488 389
Fifth Third Bancorp 2,101 76
FinecoBank Banca Fineco SpA 2,988 52
First Citizens BancShares Inc/NC 104 76
First Hawaiian Inc 2,264 62
First Horizon Corp 1,889 47
First Interstate BancSystem Inc 1,888 67
First Republic Bank/CA
(e)
1,743 215
FNB Corp/PA 5,109 73
Goldman Sachs Group Inc/The
(e)
838 294
Home BancShares Inc/AR 3,425 83
HSBC Holdings PLC 33,187 254
ING Groep NV 10,752 150
JPMorgan Chase & Co
(c),(e)
3,793 544
KeyCorp
(e)
7,136 131
Lloyds Banking Group PLC 312,513 197
M&T Bank Corp 1,821 283
Mizuho Financial Group Inc 13,700 214
Morgan Stanley 193 19
Nordea Bank Abp 35,775 453
OFG Bancorp 2,299 70
Old National Bancorp/IN 4,467 79
Oversea-Chinese Banking Corp Ltd 49,000 461
PNC Financial Services Group Inc/The
(e)
548 87

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Regions Financial Corp
(c)
7,838 $ 183
Royal Bank of Canada 1,025 104
Sandy Spring Bancorp Inc 1,714 56
Shizuoka Financial Group Inc 15,800 126
Signature Bank/New York NY
(e)
2,210 254
Skandinaviska Enskilda Banken AB 26,202 328
Standard Chartered PLC 15,183 144
Stellar Bancorp Inc 2,344 69
Sumitomo Mitsui Financial Group Inc 6,500 284
Sumitomo Mitsui Trust Holdings Inc 1,300 48
SVB Financial Group
(e),(f)
697 201
Swedbank AB 5,938 121
Synovus Financial Corp 737 31
Toronto-Dominion Bank/The 1,800 120
Truist Financial Corp
(c)
75 4
UBS Group AG 7,150 155
United Community Banks Inc/GA 2,084 69
United Overseas Bank Ltd 10,700 237
US Bancorp
(c),(e)
10,953 522
Veritex Holdings Inc 2,146 57
Wells Fargo & Co
(c)
109 5
$ 8,633
Beverages - 0.48%
Brown-Forman Corp - B Shares
(c)
6,356 412
Celsius Holdings Inc
(f)
496 45
Coca-Cola Co/The
(e)
6,202 369
Coca-Cola HBC AG
(f)
13,990 358
Constellation Brands Inc
(e)
164 37
Keurig Dr Pepper Inc
(e)
8,100 280
Kirin Holdings Co Ltd 1,700 26
Molson Coors Beverage Co
(e)
319 17
Monster Beverage Corp
(f)
535 54
PepsiCo Inc
(c),(e)
2,729 474
$ 2,072
Biotechnology - 1.19%
Abcam PLC ADR
(f)
8,951 129
ACADIA Pharmaceuticals Inc
(f)
2,828 58
Akero Therapeutics Inc
(f)
317 14
Akouos Inc
(f),(h)
4,410 3
Amgen Inc
(e)
229 53
Biogen Inc
(c),(e),(f)
1,024 276
Bio-Rad Laboratories Inc
(f)
237 113
Blueprint Medicines Corp
(f)
474 20
Celldex Therapeutics Inc
(f)
2,375 102
Cytokinetics Inc
(f)
1,838 80
Genmab A/S
(f)
674 254
Gilead Sciences Inc
(e)
1,984 160
Horizon Therapeutics Plc
(c),(f)
25,016 2,739
Illumina Inc
(e),(f)
108 21
Immunocore Holdings PLC ADR
(f)
357 20
Incyte Corp
(c),(e),(f)
1,086 84
Intellia Therapeutics Inc
(f)
454 18
Intra-Cellular Therapies Inc
(f)
454 22
Karuna Therapeutics Inc
(f)
148 30
Kymera Therapeutics Inc
(f)
1,375 43
Moderna Inc
(e),(f)
1,562 217
Oyster Point Pharma Inc
(f),(h)
48,284 7
Prothena Corp PLC
(f)
302 17
PTC Therapeutics Inc
(f)
627 27
Regeneron Pharmaceuticals Inc
(e),(f)
149 113
REVOLUTION Medicines Inc
(f)
358 10
Rocket Pharmaceuticals Inc
(f)
699 13
Royalty Pharma PLC
(c)
2,700 97
Sage Therapeutics Inc
(f)
1,336 56
Seagen Inc
(f)
615 110
Syndax Pharmaceuticals Inc
(f)
582 15
United Therapeutics Corp
(f)
167 41
Vertex Pharmaceuticals Inc
(c),(e),(f)
690 201
$ 5,163
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials - 0.87%
AGC Inc 5,000 $ 185
Apogee Enterprises Inc 1,478 68
AZEK Co Inc/The
(f)
2,100 51
Boise Cascade Co 1,344 93
Carrier Global Corp
(c)
5,244 236
Cemex SAB de CV ADR
(f)
19,313 96
Cie de Saint-Gobain 3,079 182
CRH PLC 2,084 98
CRH PLC 2,466 116
Griffon Corp 37,100 1,353
Imerys SA 1,446 64
Inwido AB 4,277 47
Johnson Controls International plc 3,744 235
Lennox International Inc 540 138
Marshalls PLC 12,176 49
Masco Corp
(e)
1,654 87
Nibe Industrier AB 9,654 100
Sika AG 694 195
Trane Technologies PLC 1,238 229
West Fraser Timber Co Ltd 500 37
Wienerberger AG 3,631 113
$ 3,772
Chemicals - 0.95%
Albemarle Corp 369 94
BASF SE 758 39
Borregaard ASA 2,533 43
Brenntag SE 1,832 138
Cabot Corp 1,003 80
Celanese Corp
(c),(e)
3,232 375
CF Industries Holdings Inc
(e)
1,963 169
Dow Inc
(e)
1,718 98
DuPont de Nemours Inc
(e)
4,594 336
Eastman Chemical Co
(e)
3,474 296
Ecolab Inc 1,500 239
Element Solutions Inc 5,193 107
Elementis PLC
(f)
33,445 51
FMC Corp
(e)
1,574 203
Livent Corp
(f)
2,625 62
LyondellBasell Industries NV 531 51
Mativ Holdings Inc 2,989 77
Minerals Technologies Inc 821 50
Mosaic Co/The
(e)
3,818 203
New Linde PLC 1,135 395
PPG Industries Inc 641 85
Quaker Chemical Corp 446 87
Rogers Corp
(f)
1,881 277
Sherwin-Williams Co/The 534 118
Shin-Etsu Chemical Co Ltd 1,500 208
Tosoh Corp 6,800 93
Umicore SA 1,362 45
Victrex PLC 4,503 95
Yara International ASA 125 6
$ 4,120
Commercial Services - 1.56%
Adtalem Global Education Inc
(f)
1,763 69
ALD SA
(g)
5,954 79
AMN Healthcare Services Inc
(f)
798 72
Aramark 1,067 39
Automatic Data Processing Inc
(e)
1,269 279
Babcock International Group PLC
(f)
17,084 67
Block Inc
(c),(f)
1,252 97
BrightView Holdings Inc
(f)
5,070 32
Bureau Veritas SA 6,808 194
Chegg Inc
(f)
2,735 43
Cintas Corp 457 200
Coor Service Management Holding AB
(g)
10,004 67
CoreCivic Inc
(f)
6,263 61
CoStar Group Inc
(f)
649 46
Cross Country Healthcare Inc
(f)
1,985 53

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Deluxe Corp 1,969 $ 36
Escrow Altegrity Inc NPV
(f)
598,640 1,398
European Wax Center Inc 1,666 31
Evo Payments Inc
(f)
1,692 57
FleetCor Technologies Inc
(c),(e),(f)
2,677 575
GMO Payment Gateway Inc 2,800 230
H&R Block Inc 1,396 51
Hypoport SE
(f)
82 12
I3 Verticals Inc
(f)
3,252 80
Insperity Inc 910 113
Loomis AB 3,996 129
Medifast Inc 436 49
Monro Inc 3,232 163
Moody's Corp 196 57
PayPal Holdings Inc
(c),(e),(f)
7,973 587
PROG Holdings Inc
(f)
3,426 85
QinetiQ Group PLC 22,146 90
Robert Half International Inc
(e)
926 75
S&P Global Inc
(e)
315 107
Shift4 Payments Inc
(f)
1,338 86
TriNet Group Inc
(f)
853 71
U-Haul Holding Co
(c)
3,794 211
United Rentals Inc
(c)
1,630 764
Verisk Analytics Inc
(e)
296 51
Vivint Smart Home Inc
(f)
23,113 260
$ 6,766
Computers - 1.20%
Accenture PLC - Class A
(c)
1,909 507
Apple Inc
(c),(e)
17,826 2,628
Cognizant Technology Solutions Corp
(c),(e)
1,089 68
DXC Technology Co
(e),(f)
3,054 85
EPAM Systems Inc
(e),(f)
38 12
ExlService Holdings Inc
(f)
429 70
Genpact Ltd 1,425 68
Hewlett Packard Enterprise Co
(e)
9,149 143
HP Inc
(e)
7,845 232
International Business Machines Corp
(e)
1,383 179
Leidos Holdings Inc
(e)
3,303 320
Lumentum Holdings Inc
(f)
485 26
NetApp Inc
(e)
2,759 178
Otsuka Corp 2,600 88
Ricoh Co Ltd 7,300 57
Seagate Technology Holdings PLC
(c)
6,937 447
Teleperformance 282 73
Zscaler Inc
(c),(f)
242 32
$ 5,213
Consumer Products - 0.10%
Helen of Troy Ltd
(f)
625 70
Kimberly-Clark Corp
(e)
2,367 296
Reckitt Benckiser Group PLC 1,291 90
$ 456
Cosmetics & Personal Care - 0.25%
Colgate-Palmolive Co 3,226 236
Edgewell Personal Care Co 1,631 70
elf Beauty Inc
(f)
989 74
Procter & Gamble Co/The
(e)
4,255 585
Unilever PLC 2,251 112
$ 1,077
Distribution & Wholesale - 0.55%
Copart Inc
(f)
2,278 161
Fastenal Co 1,764 91
Ferguson PLC 580 84
IAA Inc
(f)
2,687 110
LKQ Corp
(e)
2,651 152
Marubeni Corp 11,000 140
Mitsubishi Corp 6,300 214
MRC Global Inc
(f)
7,415 83
RS GROUP PLC 6,978 82
Sumitomo Corp 21,000 358
COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
Toyota Tsusho Corp 7,000 $ 285
WESCO International Inc 518 86
WW Grainger Inc
(e)
829 554
$ 2,400
Diversified Financial Services - 1.31%
4L Technologies
(f),(h)
24,306 1
Air Lease Corp 1,600 69
Ally Financial Inc 563 17
American Express Co
(e)
2,523 439
Apollo Global Management Inc 936 66
Banca Generali SpA 1,998 69
BlackRock Inc
(e)
389 268
Bread Financial Holdings Inc 1,805 74
Cboe Global Markets Inc 442 56
Charles Schwab Corp/The
(e)
6,053 471
CME Group Inc
(e)
1,302 241
Cowen Inc 2,356 92
Credit Acceptance Corp
(f)
408 181
Daiwa Securities Group Inc 37,700 180
Element Comm Aviation
(f),(h),(i)
280 19
Enova International Inc
(f)
2,331 114
Euronext NV
(g)
831 61
Federal Agricultural Mortgage Corp 1,099 156
Focus Financial Partners Inc
(f)
1,175 61
Franklin Resources Inc
(e)
8,113 239
Futu Holdings Ltd ADR
(c),(f)
1,082 53
Greenhill & Co Inc 5,307 60
Hamilton Lane Inc 891 69
Hannon Armstrong Sustainable Infrastructure
Capital Inc
1,344 42
Intercontinental Exchange Inc
(e)
2,648 270
Invesco Ltd 8,428 149
Mastercard Inc
(c),(e)
1,800 640
Nasdaq Inc
(e)
4,599 258
Navient Corp 3,280 59
PRA Group Inc
(f)
3,755 160
Radian Group Inc 3,839 82
Raymond James Financial Inc 791 86
T Rowe Price Group Inc
(e)
1,833 206
Tradeweb Markets Inc 1,486 105
Visa Inc
(e)
2,375 522
VZ Holding AG 787 62
Western Union Co/The
(c)
796 10
$ 5,707
Electric - 0.85%
AES Corp/The 3,468 86
Alliant Energy Corp
(c)
3,774 193
Ameresco Inc
(f)
774 34
Avangrid Inc 587 23
Brookfield Renewable Corp 3,400 95
CMS Energy Corp
(c)
2,163 128
Constellation Energy Corp
(e)
6,317 473
Duke Energy Corp 1,287 121
E.ON SE 3,098 34
Edison International 1,356 90
EDP - Energias de Portugal SA 24,364 123
Eversource Energy
(c)
1,602 121
Exelon Corp
(c),(e)
14,563 588
Iberdrola SA 17,397 199
NextEra Energy Inc 278 20
Northland Power Inc 6,600 160
NRG Energy Inc
(c),(e)
10,483 343
PG&E Corp
(e),(f)
988 15
Portland General Electric Co 1,389 66
PPL Corp
(c)
9,547 258
Public Service Enterprise Group Inc
(e)
3,625 219
Sempra Energy
(e)
137 21
Southern Co/The
(e)
3,434 217

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Vistra Corp 2,131 $ 47
$ 3,674
Electrical Components & Equipment - 0.56%
Acuity Brands Inc 458 89
AMETEK Inc
(c),(e)
3,276 464
Emerson Electric Co
(c),(e)
16,754 1,386
Energizer Holdings Inc 2,054 74
EnerSys 915 83
Novanta Inc
(f)
495 78
Schneider Electric SE 869 139
Signify NV
(g)
3,325 115
$ 2,428
Electronics - 0.49%
Agilent Technologies Inc 660 94
Amphenol Corp
(e)
2,393 185
Assa Abloy AB 7,922 193
DiscoverIE Group PLC 6,453 66
Flex Ltd
(f)
1,904 43
Fortive Corp
(e)
1,606 107
Garmin Ltd
(c)
582 57
Honeywell International Inc 1,408 270
Ibiden Co Ltd 3,900 134
Keysight Technologies Inc
(f)
443 71
LEM Holding SA 23 47
National Instruments Corp 11,965 604
Sensata Technologies Holding PLC 167 8
Shimadzu Corp 3,900 113
Smart Metering Systems PLC 4,581 48
Spectris PLC 1,799 76
TE Connectivity Ltd 14 2
$ 2,118
Energy - Alternate Sources - 0.03%
First Solar Inc
(f)
273 46
SolarEdge Technologies Inc
(e),(f)
220 70
$ 116
Engineering & Construction - 0.20%
ACS Actividades de Construccion y Servicios SA 6,603 200
Badger Infrastructure Solutions Ltd 3,379 75
Bouygues SA 2,561 87
Fluor Corp
(f)
2,896 106
Jacobs Solutions Inc
(e)
432 52
Kajima Corp 12,400 148
Taisei Corp 200 7
Vinci SA 1,595 181
$ 856
Entertainment - 0.17%
Caesars Entertainment Inc
(c),(f)
1,375 70
CTS Eventim AG & Co KGaA
(f)
871 57
Deluxe Entertainment
(f),(h)
67,049 —
DraftKings Inc
(f)
2,800 53
Genting Singapore Ltd 266,000 201
Vail Resorts Inc
(c)
1,543 360
$ 741
Environmental Control - 0.11%
Befesa SA
(g)
1,161 60
Casella Waste Systems Inc
(f)
677 53
Pentair PLC 2,589 145
Republic Services Inc 542 70
Waste Connections Inc
(c)
1,200 161
$ 489
Food - 1.05%
AAK AB 4,411 76
Calavo Growers Inc 2,234 72
Campbell Soup Co
(e)
4,804 252
Cranswick PLC 1,710 65
Empire Co Ltd 9,900 263
Fresh Market Inc - Escrow
(f),(h)
12,280 —
General Mills Inc
(c),(e)
4,165 331
COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
George Weston Ltd 3,100 $ 388
Hershey Co/The
(c),(e)
330 78
Jeronimo Martins SGPS SA 7,446 153
Kellogg Co
(c),(e)
23,176 1,528
Kraft Heinz Co/The
(e)
5,357 209
Kroger Co/The
(c),(e)
7,971 344
Lamb Weston Holdings Inc
(e)
814 82
Mondelez International Inc
(e)
1,665 109
Nestle SA 249 28
Saputo Inc 1,800 48
Sysco Corp 886 66
Tate & Lyle PLC 14,479 140
Tesco PLC 29,816 91
Tyson Foods Inc
(e)
3,753 222
$ 4,545
Food Service - 0.02%
Compass Group PLC 4,146 96
Forest Products & Paper - 0.13%
International Paper Co
(c),(e)
11,805 430
Smurfit Kappa Group PLC 3,782 141
$ 571
Gas - 0.16%
New Jersey Resources Corp 2,400 122
Tokyo Gas Co Ltd 23,400 451
UGI Corp
(c)
2,857 107
$ 680
Hand & Machine Tools - 0.08%
Kennametal Inc 2,770 79
Snap-on Inc
(e)
834 207
Techtronic Industries Co Ltd 7,416 74
$ 360
Healthcare - Products - 1.25%
Abbott Laboratories 1,222 125
ABIOMED Inc
(f),(h)
692 1
Align Technology Inc
(f)
66 20
Artivion Inc
(f)
4,793 64
Avantor Inc
(f)
3,144 77
Baxter International Inc 24,900 995
Boston Scientific Corp
(f)
1,118 52
ConvaTec Group PLC
(g)
22,135 60
Danaher Corp
(e)
1,349 334
DENTSPLY SIRONA Inc
(e)
11,574 441
DiaSorin SpA 202 24
Exact Sciences Corp
(f)
885 55
GE HealthCare Technologies Inc
(e),(f)
7,989 607
Glaukos Corp
(f)
729 34
Hologic Inc
(e),(f)
2,307 184
Inari Medical Inc
(f)
717 40
Inspire Medical Systems Inc
(f)
412 107
Insulet Corp
(f)
430 119
Intuitive Surgical Inc
(c),(f)
571 131
Koninklijke Philips NV 3,633 59
Lantheus Holdings Inc
(f)
1,300 96
Medtronic PLC 4,364 361
NuVasive Inc
(f)
1,382 60
Omnicell Inc
(f)
611 33
PerkinElmer Inc
(e)
999 124
QIAGEN NV
(f)
578 27
Shockwave Medical Inc
(f)
211 40
SI-BONE Inc
(f)
4,056 80
Smith & Nephew PLC 9,600 137
Stryker Corp
(e)
1,873 492
Sysmex Corp 1,300 78
Tecan Group AG 115 47
Teleflex Inc
(e)
1,037 247
Thermo Fisher Scientific Inc 33 18
West Pharmaceutical Services Inc 29 9
Zimmer Biomet Holdings Inc 472 59
$ 5,437

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 0.89%
Acadia Healthcare Co Inc
(f)
830 $ 60
Centene Corp
(e),(f)
4,842 331
Charles River Laboratories International Inc
(e),(f)
566 124
DaVita Inc
(f)
1,117 92
Elevance Health Inc 41 19
Encompass Health Corp 664 37
HCA Healthcare Inc
(e)
924 225
Humana Inc 272 135
IQVIA Holdings Inc
(e),(f)
92 19
Laboratory Corp of America Holdings
(e)
418 100
Molina Healthcare Inc
(c),(e),(f)
1,256 346
Oak Street Health Inc
(f)
10,505 372
Signify Health Inc
(f)
43,239 1,245
UnitedHealth Group Inc
(c),(e)
1,600 762
Universal Health Services Inc
(c)
171 23
$ 3,890
Holding Companies - Diversified - 3.88%
7 Acquisition Corp
(f)
12,086 126
A SPAC II Acquisition Corp
(f)
5,573 58
Achari Ventures Holdings Corp I - Warrants
(f)
3,610 —
AfterNext HealthTech Acquisition Corp
(f)
18,125 184
Ahren Acquisition Corp
(f)
3,361 35
Alpha Partners Technology Merger Corp
(f)
4,617 47
Alpine Acquisition Corp
(f)
11,055 115
ALSP Orchid Acquisition Corp I
(f)
10,434 107
AltC Acquisition Corp
(f)
3,348 34
AltEnergy Acquisition Corp
(f)
899 9
Amprius Technologies Inc - Warrants
(f)
3,707 1
Andretti Acquisition Corp
(f)
6,012 63
Anzu Special Acquisition Corp I
(f)
7,732 77
AP Acquisition Corp
(f)
1,392 15
Apollo Strategic Growth Capital II
(f)
34,115 347
APx Acquisition Corp I
(f)
5,645 59
Ares Acquisition Corp - A Shares
(f)
29,668 303
Ares Acquisition Corp - Warrants
(f)
1,716 1
Arrowroot Acquisition Corp
(f)
6,980 71
Arrowroot Acquisition Corp - Warrants
(f)
1,824 —
ARYA Sciences Acquisition Corp IV
(f)
8,745 89
Athena Consumer Acquisition Corp - Warrants
(f)
299 —
Athena Technology Acquisition Corp II
(f)
2,989 30
Aura FAT Projects Acquisition Corp
(f)
5,105 53
Aurora Acquisition Corp
(f)
1,047 11
Aurora Technology Acquisition Corp
(f)
8,996 93
B Riley Principal 250 Merger Corp
(f)
5,091 51
Bannix Acquisition Corp
(f)
293 3
Battery Future Acquisition Corp
(f)
8,970 93
Bilander Acquisition Corp
(f)
3,159 32
BioPlus Acquisition Corp
(f)
3,994 41
Black Spade Acquisition Co
(f)
275 3
bleuacacia ltd
(f)
22,111 224
Blue Ocean Acquisition Corp
(f)
11,158 116
Brigade-M3 European Acquisition Corp
(f)
2,616 26
Bullpen Parlay Acquisition Co
(f)
3,583 37
BurTech Acquisition Corp
(f)
17,011 175
BYTE Acquisition Corp - Warrants
(f)
42,462 3
C5 Acquisition Corp
(f)
2 —
Canna-Global Acquisition Corp
(f)
1,481 16
Capitalworks Emerging Markets Acquisition
Corp
(f)
967 10
CARTESIAN GROWTH CORP II
(f)
2,344 24
Cartica Acquisition Corp
(f)
11,088 116
Cascadia Acquisition Corp
(f)
644 7
Chain Bridge I
(f)
3,248 34
Chenghe Acquisition Co
(f)
2,185 23
Churchill Capital Corp VII
(f)
28,600 287
CIIG Capital Partners II Inc - Class A
(f)
18,676 191
CIIG Capital Partners II Inc - Warrants
(f)
1,167 —
Coliseum Acquisition Corp
(f)
2,202 22
Compass Digital Acquisition Corp
(f)
553 6
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
Compute Health Acquisition Corp - Warrants
(f)
1,520 $ 1
Concord Acquisition Corp II
(f)
19,495 196
Concord Acquisition Corp III
(f)
18,406 190
Consilium Acquisition Corp I Ltd
(f)
7,639 79
Conyers Park III Acquisition Corp
(f)
4,555 46
Corazon Capital V838 Monoceros Corp
(f)
5,696 58
Corsair Partnering Corp
(f)
2,939 30
Crescera Capital Acquisition Corp
(f)
5,573 58
DHC Acquisition Corp
(f)
16,994 170
dMY Technology Group Inc VI
(f)
14,429 146
DP Cap Acquisition Corp I
(f)
4,386 46
Dragoneer Growth Opportunities Corp III
(f)
25,139 248
EG Acquisition Corp
(f)
3,782 38
Elliott Opportunity II Corp
(f)
34,131 347
Embrace Change Acquisition Corp
(f)
2,707 28
Enphys Acquisition Corp
(f)
42,178 426
Enterprise 4.0 Technology Acquisition Corp
(f)
898 9
Enterprise 4.0 Technology Acquisition Corp
(f)
974 10
ESGEN Acquisition Corp - Warrants
(f)
524 —
ExcelFin Acquisition Corp
(f)
900 9
ExcelFin Acquisition Corp - Class A
(f)
4,364 45
Far Peak Acquisition Corp
(f)
21,590 220
Fifth Wall Acquisition Corp III
(f)
8,082 82
Fintech Evolution Acquisition Group
(f)
2,932 30
Flame Acquisition Corp
(f)
12,505 129
Focus Impact Acquisition Corp
(f)
3,489 36
Forbion European Acquisition Corp
(f)
4,501 47
Forum Merger IV Corp
(f)
5,877 60
Freedom Acquisition I Corp
(f)
6,083 62
FTAC Emerald Acquisition Corp
(f)
4,346 44
FTAC Emerald Acquisition Corp - Warrants
(f)
2,173 —
FTAC Hera Acquisition Corp
(f)
45,287 461
FTAC Parnassus Acquisition Corp
(f)
19,470 197
FTAC Zeus Acquisition Corp
(f)
21,678 221
Fusion Acquisition Corp II
(f)
9,367 95
G Squared Ascend II Inc
(f)
656 7
Global Blockchain Acquisition Corp - Warrants
(f)
10,160 —
Global Systems Dynamics Inc
(f)
2,335 25
Global Technology Acquisition Corp I
(f)
1,411 15
Goal Acquisitions Corp
(f)
15,830 160
Gores Holdings IX Inc
(f)
1,896 19
Green Visor Financial Technology Acquisition
Corp I
(f)
17,799 187
GX Acquisition Corp II
(f)
5,833 59
Hainan Manaslu Acquisition Corp
(f)
11,500 118
HCM ACQUISITION CORP
(f)
14,900 155
HH&L Acquisition Co
(f)
11,391 117
Home Plate Acquisition Corp
(f)
5,185 52
Ibere Pharmaceuticals
(f)
7,923 81
Iconic Sports Acquisition Corp
(f)
2,443 26
Inception Growth Acquisition Ltd
(f)
3,302 34
Independence Holdings Corp
(f)
27,758 283
Infinite Acquisition Corp
(f)
1,084 11
Infinite Acquisition Corp - A Shares
(f)
11,159 116
Insight Acquisition Corp/DE
(f)
2,409 25
International Media Acquisition Corp - Warrants
(f)
2,300 —
Investcorp Europe Acquisition Corp I
(f)
7,411 77
Investcorp India Acquisition Corp
(f)
3,616 38
Jardine Matheson Holdings Ltd 9,600 476
Jaws Hurricane Acquisition Corp
(f)
17,786 180
Jaws Juggernaut Acquisition Corp
(f)
2,040 21
Jaws Juggernaut Acquisition Corp - Class A
(f)
17,277 176
Kadem Sustainable Impact Corp
(f)
10,704 108
Kernel Group Holdings Inc
(f)
5,927 61
Khosla Ventures Acquisition Co
(f)
17,800 180
Kimbell Tiger Acquisition Corp
(f)
3,713 39
L Catterton Asia Acquisition Corp
(f)
519 5
LDH Growth Corp I
(f)
3,131 32

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
Lead Edge Growth Opportunities Ltd
(f)
28,472 $ 290
Learn CW Investment Corp
(f)
11,701 120
Live Oak Crestview Climate Acquisition Corp
(f)
3,003 30
Live Oak Mobility Acquisition Corp
(f)
15,277 156
Logistics Innovation Technologies Corp
(f)
9,150 92
M3-Brigade Acquisition II Corp
(f)
2,570 26
M3-Brigade Acquisition III Corp
(f)
5,747 59
Magnum Opus Acquisition Ltd
(f)
2,970 30
MELI Kaszek Pioneer Corp
(f)
3,173 32
Motive Capital Corp II
(f)
11,169 116
Motive Capital Corp II - Warrants
(f)
3,723 1
Mountain & Co I Acquisition Corp
(f)
8,121 86
MSD Acquisition Corp
(f)
35,115 358
Nabors Energy Transition Corp
(f)
8,301 87
Newcourt Acquisition Corp - Class A
(f)
1,948 21
Newcourt Acquisition Corp - Warrants
(f)
974 —
NewHold Investment Corp II
(f)
3,195 33
Northern Genesis Acquisition Corp III
(f)
3,024 31
Northern Star Investment Corp III
(f)
3,752 38
Northern Star Investment Corp IV
(f)
10,960 111
Orion Biotech Opportunities Corp
(f)
298 3
Oxus Acquisition Corp
(f)
1,967 20
Panacea Acquisition Corp II
(f)
3,598 37
PepperLime Health Acquisition Corp - Warrants
(f)
1,103 —
Peridot Acquisition Corp II
(f)
15,397 157
Pershing Square Tontine Holdings Ltd - Escrow
(f),(h)
3,910 —
Phoenix Biotech Acquisition Corp - Warrants
(f)
449 —
Pine Technology Acquisition Corp
(f)
6,905 70
Plum Acquisition Corp I
(f)
6,850 70
Plum Acquisition Corp I - Warrants
(f)
1,370 —
Pontem Corp
(f)
47,096 483
Post Holdings Partnering Corp
(f)
4,331 44
Power & Digital Infrastructure Acquisition II
Corp
(f)
548 6
PowerUp Acquisition Corp
(f)
4,288 45
Project Energy Reimagined Acquisition Corp
(f)
4,437 45
PROOF Acquisition Corp I
(f)
3,456 36
PROOF Acquisition Corp I - Warrants
(f)
1,728 —
Prospector Capital Corp - Warrants
(f)
2,297 —
Pyrophyte Acquisition Corp
(f)
1,200 13
Quadro Acquisition One Corp
(f)
936 10
Rigel Resource Acquisition Corp
(f)
13,593 141
ROC Energy Acquisition Corp
(f)
11,122 115
Rocket Internet Growth Opportunities Corp -
Class A
(f)
8,300 85
Rocket Internet Growth Opportunities Corp -
Warrants
(f)
1,313 —
Ross Acquisition Corp II
(f)
17,827 182
Screaming Eagle Acquisition Corp - Class A
(f)
21,229 214
Screaming Eagle Acquisition Corp - Warrants
(f)
2,644 1
Semper Paratus Acquisition Corp - Warrants
(f)
597 —
SILVERspac Inc
(f)
3,414 35
Slam Corp - Class A
(f)
20,931 214
Slam Corp - Warrants
(f)
1,062 —
Social Capital Suvretta Holdings Corp II
(f)
14,196 145
Social Capital Suvretta Holdings Corp IV
(f)
13,484 137
Sound Point Acquisition Corp I Ltd
(f)
5,000 52
Spree Acquisition Corp 1 Ltd
(f)
9,105 94
Spring Valley Acquisition Corp II
(f)
1,102 12
ST Energy Transition I Ltd
(f)
15,987 165
Supernova Partners Acquisition Co III Ltd
(f)
13,366 136
SVF Investment Corp 2
(f)
16,440 168
Swire Pacific Ltd 8,500 69
Talon 1 Acquisition Corp
(f)
8,154 86
Target Global Acquisition I Corp
(f)
3,927 41
Target Global Acquisition I Corp - Warrants
(f)
1,309 —
TCV Acquisition Corp
(f)
12,270 125
COMMON STOCKS (continued) Shares Held Value (000’s)
Holding Companies - Diversified (continued)
Tech and Energy Transition Corp
(f)
17,807 $ 180
TenX Keane Acquisition
(f)
3,330 35
Thunder Bridge Capital Partners IV Inc
(f)
6,818 69
Tio Tech A
(f)
18,185 185
TLGY Acquisition Corp
(f)
9,046 94
TortoiseEcofin Acquisition Corp III
(f)
12,098 123
TPG Pace Beneficial II Corp
(f)
16,342 162
Tristar Acquisition I Corp
(f)
2,081 21
Twin Ridge Capital Acquisition Corp
(f)
8,439 86
Valor Latitude Acquisition Corp
(f)
9,761 99
Valuence Merger Corp I
(f)
549 6
Vector Acquisition Corp II
(f)
8,050 82
Viscogliosi Brothers Acquisition Corp
(f)
1,321 14
Warburg Pincus Capital Corp I-A
(f)
11,156 114
Warburg Pincus Capital Corp I-B
(f)
16,964 173
Waverley Capital Acquisition Corp 1
(f)
6,982 71
XPAC Acquisition Corp
(f)
10,265 104
Zimmer Energy Transition Acquisition Corp
(f)
3,687 37
$ 16,843
Home Builders - 0.28%
DR Horton Inc
(e)
2,139 198
Lennar Corp - A Shares
(c),(e)
1,469 142
NVR Inc
(f)
55 285
Sekisui Chemical Co Ltd 23,300 312
Skyline Champion Corp
(f)
2,602 178
Thor Industries Inc 1,166 106
$ 1,221
Home Furnishings - 0.06%
MillerKnoll Inc 2,954 70
SEB SA 1,125 130
Xperi Inc
(f)
6,220 73
$ 273
Insurance - 2.00%
Aflac Inc
(e)
1,735 118
Allianz SE 1,093 257
Allstate Corp/The 1,063 137
American International Group Inc
(c)
5,249 321
Aon PLC 216 66
Arch Capital Group Ltd
(c),(f)
7,439 520
Assicurazioni Generali SpA 6,441 127
Assurant Inc
(e)
1,440 183
AXA SA 5,400 170
Beazley PLC 7,051 58
Berkshire Hathaway Inc - Class B
(e),(f)
2,591 791
Brown & Brown Inc
(e)
4,202 236
Chubb Ltd
(c)
6,216 1,312
Cincinnati Financial Corp 94 11
Equitable Holdings Inc 2,614 82
Everest Re Group Ltd
(c)
1,055 405
Fairfax Financial Holdings Ltd 500 350
Fidelity National Financial Inc
(c)
721 29
Globe Life Inc
(e)
2,541 309
Hannover Rueck SE 343 67
Intact Financial Corp 700 101
Japan Post Holdings Co Ltd 19,900 177
Kemper Corp 2,525 156
Lancashire Holdings Ltd 9,158 67
Legal & General Group PLC 127,752 393
Loews Corp
(c),(e)
4,262 260
Manulife Financial Corp 1,500 30
Markel Corp
(f)
182 242
Marsh & McLennan Cos Inc
(e)
2,165 351
MetLife Inc 1,635 117
MS&AD Insurance Group Holdings Inc 6,100 200
NMI Holdings Inc
(f)
3,405 79
Power Corp of Canada 200 5
ProAssurance Corp 2,919 58
Progressive Corp/The 1,898 273
SiriusPoint Ltd
(f)
11,066 79

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Sompo Holdings Inc 2,100 $ 90
Sun Life Financial Inc 600 29
Travelers Cos Inc/The
(c)
745 138
Voya Financial Inc 1,359 101
W R Berkley Corp 369 24
Willis Towers Watson PLC 677 159
$ 8,678
Internet - 1.56%
Airbnb Inc
(f)
858 106
Alphabet Inc - A Shares
(c),(e),(f)
19,266 1,736
Alphabet Inc - C Shares
(f)
1,091 99
Amazon.com Inc
(c),(e),(f)
13,087 1,233
Atea ASA 4,237 48
Booking Holdings Inc
(c),(e),(f)
244 616
CDW Corp/DE
(e)
243 49
Criteo SA ADR
(f)
1,645 55
DoorDash Inc - Class A
(c),(f)
1,448 79
eBay Inc
(e)
4,477 205
Expedia Group Inc
(c),(f)
638 70
F5 Inc
(f)
591 84
Gen Digital Inc
(e)
9,495 185
GoDaddy Inc
(f)
999 76
Kakaku.com Inc 3,300 49
M3 Inc 300 7
Magnite Inc
(f)
7,965 89
Match Group Inc
(f)
1,403 58
MercadoLibre Inc
(c),(f)
88 107
Meta Platforms Inc
(c),(e),(f)
3,942 690
Netflix Inc
(e),(f)
1,016 327
Okta Inc
(f)
654 47
Perficient Inc
(f)
325 23
Shopify Inc
(f)
100 4
Uber Technologies Inc
(f)
1,809 60
VeriSign Inc
(c),(e),(f)
1,233 242
Z Holdings Corp 128,200 344
Ziff Davis Inc
(f)
568 45
ZOZO Inc 2,100 47
$ 6,780
Iron & Steel - 0.22%
BlueScope Steel Ltd 12,188 156
Carpenter Technology Corp 2,043 99
Nippon Steel Corp 10,400 232
Nucor Corp
(e)
953 159
Reliance Steel & Aluminum Co 477 118
Steel Dynamics Inc
(e)
997 126
voestalpine AG 1,668 62
$ 952
Leisure Products & Services - 0.03%
Carnival Corp
(f)
836 9
MIPS AB 723 33
Shimano Inc 200 31
Thule Group AB
(g)
1,641 36
YETI Holdings Inc
(f)
860 34
$ 143
Lodging - 0.20%
Choice Hotels International Inc 1,186 140
Hilton Grand Vacations Inc
(f)
2,168 103
Hilton Worldwide Holdings Inc
(c)
234 34
Las Vegas Sands Corp
(f)
2,571 148
Marriott International Inc/MD
(e)
984 167
MGM Resorts International
(e)
5,710 246
Sands China Ltd
(f)
10,400 36
$ 874
Machinery - Construction & Mining - 0.17%
Caterpillar Inc
(c),(e)
3,120 747
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 0.68%
Altra Industrial Motion Corp 3,854 $ 237
Applied Industrial Technologies Inc 646 92
Atlas Copco AB - A Shares 34,260 407
Burckhardt Compression Holding AG 64 39
Cactus Inc 1,430 66
Deere & Co
(e)
318 133
Dover Corp
(e)
1,086 163
Graco Inc 1,048 73
Ichor Holdings Ltd
(f)
1,949 64
IDEX Corp
(e)
1,241 279
Inficon Holding AG 50 52
Interpump Group SpA 1,020 56
Middleby Corp/The
(f)
581 90
Nordson Corp
(c)
520 114
Otis Worldwide Corp
(c)
5,317 450
Rotork PLC 45,885 179
Spirax-Sarco Engineering PLC 200 28
Stabilus SE 1,088 74
Wartsila OYJ Abp 10,624 103
Westinghouse Air Brake Technologies Corp 1,163 121
Xylem Inc/NY 949 97
Zurn Elkay Water Solutions Corp 2,092 48
$ 2,965
Media - 0.77%
Altice USA Inc
(f)
23,755 94
Cable One Inc 200 138
Charter Communications Inc
(e),(f)
840 309
Comcast Corp - Class A
(e)
8,140 303
Fox Corp - A Shares
(e)
3,478 122
iHeartMedia Inc
(f)
6,333 46
Liberty Broadband Corp - C Shares
(c),(f)
1,835 159
Liberty Global PLC - A Shares
(c),(f)
3,847 79
News Corp - A Shares
(e)
2,612 45
Shaw Communications Inc 42,654 1,236
TEGNA Inc 12,793 222
Walt Disney Co/The
(e),(f)
1,969 196
Warner Bros Discovery Inc
(e),(f)
2,743 43
Wolters Kluwer NV 3,171 366
$ 3,358
Metal Fabrication & Hardware - 0.01%
Troax Group AB 1,965 42
Mining - 0.87%
Antofagasta PLC 3,722 70
Barrick Gold Corp 6,190 100
BHP Group Ltd 2,561 78
Compass Minerals International Inc 1,360 52
Ecobat Holdings, Inc - Class B
(f)
2,998 1,929
Freeport-McMoRan Inc
(e)
1,805 74
Kinross Gold Corp 37,900 140
MP Materials Corp
(f)
2,061 72
Newcrest Mining Ltd 8,005 123
Newmont Corp
(e)
433 19
Northern Star Resources Ltd 32,353 226
Rio Tinto PLC 2,878 197
Rio Tinto PLC ADR 1,418 99
South32 Ltd 14,499 42
Yamana Gold Inc
(c)
105,785 539
$ 3,760
Miscellaneous Manufacturers - 0.50%
3M Co
(c),(e)
2,656 286
A O Smith Corp
(e)
5,433 357
Alfa Laval AB 2,752 91
Avon Protection PLC 3,394 40
Diploma PLC 1,524 51
Eaton Corp PLC 683 119
General Electric Co
(e)
2,720 230
Hexpol AB 4,384 49
Illinois Tool Works Inc
(c),(e)
1,297 302
Siemens AG 1,193 182

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
Sturm Ruger & Co Inc 1,157 $ 67
Textron Inc
(c),(e)
5,047 366
Volution Group PLC 8,946 40
$ 2,180
Office & Business Equipment - 0.08%
Zebra Technologies Corp
(e),(f)
1,092 328
Office Furnishings - 0.01%
Interface Inc 7,219 64
Oil & Gas - 1.03%
APA Corp
(e)
4,381 168
Bellatrix Exploration Ltd
(f),(h)
94,641 —
California Resources Corp 2,144 90
Canadian Natural Resources Ltd 3,554 201
Cenovus Energy Inc 2,200 41
Chevron Corp
(c),(e)
1,880 302
Chord Energy Corp 635 86
ConocoPhillips
(c),(e)
3,001 310
Devon Energy Corp 1,289 70
Diamondback Energy Inc
(e)
2,365 332
Eni SpA 13,605 192
EOG Resources Inc
(e)
2,978 336
EQT Corp
(e)
5,552 184
Exxon Mobil Corp
(c),(e)
7,954 874
Galp Energia SGPS SA 7,445 91
Hess Corp 297 40
Imperial Oil Ltd 1,900 94
Marathon Petroleum Corp
(e)
1,788 221
Nabors Industries Ltd
(f)
524 79
Nabors Industries Ltd - Warrants
(f)
333 9
Occidental Petroleum Corp
(e)
1,528 90
Parkland Corp 1,700 37
Patterson-UTI Energy Inc 4,140 57
PBF Energy Inc 1,755 77
Phillips 66
(c)
111 11
Pioneer Natural Resources Co
(e)
675 136
Ranger Oil Corp 4 —
TotalEnergies SE 2,378 147
Valero Energy Corp
(e)
1,170 154
Viper Energy Partners LP 2,101 60
$ 4,489
Oil & Gas Services - 0.24%
Baker Hughes Co
(c)
2,135 65
ChampionX Corp 2,075 63
DMC Global Inc
(f)
2,695 72
Halliburton Co
(e)
9,927 360
John Wood Group PLC
(f)
34,996 82
Liberty Energy Inc 5,069 77
Schlumberger Ltd
(c)
4,875 260
TechnipFMC PLC
(f)
5,425 83
$ 1,062
Packaging & Containers - 0.18%
Ball Corp 1,659 93
Packaging Corp of America
(e)
1,773 243
Sealed Air Corp
(c),(e)
7,860 382
Vidrala SA 547 58
$ 776
Pharmaceuticals - 1.40%
AbbVie Inc
(e)
496 76
Aclaris Therapeutics Inc
(f)
3,825 48
Ascendis Pharma A/S ADR
(f)
125 14
AstraZeneca PLC ADR 1,721 112
Bristol-Myers Squibb Co
(c),(e)
2,528 175
Cardinal Health Inc
(e)
2,739 207
Chugai Pharmaceutical Co Ltd 5,600 139
Cigna Group/The
(e)
630 184
CVS Health Corp
(c),(e)
2,780 232
Daiichi Sankyo Co Ltd 200 6
Dexcom Inc
(c),(f)
2,077 230
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Elanco Animal Health Inc
(c),(f)
1,779 $ 20
Eli Lilly & Co 423 132
Grifols SA
(f)
11,223 137
GSK PLC 13,024 223
Johnson & Johnson
(e)
3,872 594
McKesson Corp
(e)
395 138
Merck & Co Inc
(e)
3,111 331
Merck KGaA 92 17
Merus NV
(f)
3,861 74
Neurocrine Biosciences Inc
(c),(f)
1,507 155
Novartis AG 5,828 491
Novo Nordisk A/S 4,655 658
Ono Pharmaceutical Co Ltd 5,100 104
Organon & Co
(e)
10,104 247
Pacira BioSciences Inc
(f)
2,504 107
Pfizer Inc
(e)
14,248 578
Premier Inc 1,925 62
Revance Therapeutics Inc
(f)
587 20
Roche Holding AG 1,031 297
Shionogi & Co Ltd 4,600 204
Vaxcyte Inc
(f)
406 17
Verona Pharma PLC ADR
(f)
909 19
Virbac SA 193 58
$ 6,106
Pipelines - 0.14%
Cheniere Energy Inc 246 39
Kinder Morgan Inc
(e)
10,965 187
ONEOK Inc
(c),(e)
4,282 280
Southcross Holdings
(f),(h)
615,976 3
Targa Resources Corp
(c)
1,164 86
Williams Cos Inc/The 493 15
$ 610
Private Equity - 0.02%
Onex Corp 1,800 96
Real Estate - 0.16%
Catena AB 1,356 53
CBRE Group Inc
(e),(f)
1,406 120
Fastighets AB Balder
(f)
37,920 187
Marcus & Millichap Inc 2,054 71
McGrath RentCorp 658 68
PSP Swiss Property AG 483 54
Sekisui House Ltd 2,100 40
Shurgard Self Storage Ltd 1,169 57
Tricon Residential Inc 6,906 56
$ 706
REITs - 0.89%
Alexandria Real Estate Equities Inc
(e)
867 130
American Tower Corp
(e)
1,900 375
Americold Realty Trust Inc 2,212 65
Annaly Capital Management Inc
(c)
3,249 67
AvalonBay Communities Inc
(e)
813 140
Camden Property Trust
(e)
1,190 137
CareTrust REIT Inc 3,794 75
Crown Castle Inc
(e)
271 35
Digital Realty Trust Inc
(e)
1,675 175
Equinix Inc 117 80
Equity LifeStyle Properties Inc 1,811 124
Equity Residential 1,579 99
Extra Space Storage Inc
(e)
1,436 236
Federal Realty Investment Trust
(e)
743 79
Healthcare Realty Trust Inc
(c)
1,401 27
Healthpeak Properties Inc
(e)
368 9
Innovative Industrial Properties Inc 315 28
Medical Properties Trust Inc
(c)
13,359 138
Mid-America Apartment Communities Inc
(c)
879 141
Pebblebrook Hotel Trust 4,084 58
Piedmont Office Realty Trust Inc 6,770 62
Prologis Inc
(e)
1,010 125
Public Storage
(e)
581 174

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Realty Income Corp
(e)
3,555 $ 227
Rithm Capital Corp 6,234 57
Ryman Hospitality Properties Inc 744 69
SBA Communications Corp
(e)
33 9
Simon Property Group Inc
(c),(e)
2,046 250
UDR Inc
(e)
1,642 70
UNITE Group PLC/The 4,379 52
Uniti Group Inc 13,485 74
VICI Properties Inc
(e)
3,929 132
Welltower Inc
(e)
2,270 168
Weyerhaeuser Co
(e)
5,894 184
$ 3,871
Retail - 1.46%
Alimentation Couche-Tard Inc 1,800 84
AutoZone Inc
(e),(f)
143 356
Bath & Body Works Inc
(c),(e)
9,486 388
Best Buy Co Inc
(c),(e)
3,877 323
CarMax Inc
(f)
2,045 141
Cazoo Group Ltd
(f)
258 1
Chipotle Mexican Grill Inc
(c),(f)
88 131
Costco Wholesale Corp 74 36
Cracker Barrel Old Country Store Inc 672 73
Dollar General Corp
(e)
113 24
Dollar Tree Inc
(f)
710 103
Domino's Pizza Inc 244 72
Europris ASA
(g)
6,922 49
Fast Retailing Co Ltd 900 178
Freshpet Inc
(f)
1,370 85
Genuine Parts Co
(e)
1,044 185
Home Depot Inc/The
(c)
462 137
Industria de Diseno Textil SA 11,558 356
JD Sports Fashion PLC 89,478 195
Lowe's Cos Inc
(c),(e)
2,727 561
Lululemon Athletica Inc
(f)
222 69
McDonald's Corp
(e)
1,819 480
Moncler SpA 2,309 141
O'Reilly Automotive Inc
(e),(f)
202 168
OVS SpA
(g)
24,468 66
Pandora A/S 285 27
Ross Stores Inc
(e)
2,739 302
Rush Enterprises Inc - Class A 866 49
Starbucks Corp
(e)
2,598 265
Target Corp
(e)
548 92
Texas Roadhouse Inc 507 51
TJX Cos Inc/The 4,447 341
Ulta Beauty Inc
(f)
175 91
Walgreens Boots Alliance Inc
(e)
1,941 69
Walmart Inc
(e)
2,280 324
WH Smith PLC 3,214 61
Wingstop Inc 482 82
Yum! Brands Inc
(e)
1,459 185
$ 6,341
Savings & Loans - 0.04%
Berkshire Hills Bancorp Inc 2,112 61
Pacific Premier Bancorp Inc 2,099 68
WSFS Financial Corp 1,155 58
$ 187
Semiconductors - 1.86%
Advantest Corp 4,100 325
Applied Materials Inc
(c),(e)
4,049 471
ASM International NV 199 68
ASML Holding NV 1,165 718
BE Semiconductor Industries NV 809 62
Broadcom Inc
(c),(e)
1,603 953
Hensoldt AG 2,129 69
Infineon Technologies AG 1,134 40
KLA Corp
(e)
437 166
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Lam Research Corp
(e)
857 $ 417
Marvell Technology Inc
(c)
1,611 73
Microchip Technology Inc
(e)
3,640 295
Micron Technology Inc
(c),(e)
7,394 428
MKS Instruments Inc 219 21
Monolithic Power Systems Inc
(c)
729 353
NVIDIA Corp
(c),(e)
1,460 339
NXP Semiconductors NV
(c)
2,966 529
ON Semiconductor Corp
(e),(f)
5,035 390
Qorvo Inc
(e),(f)
3,216 324
QUALCOMM Inc
(c),(e)
3,264 403
Samsung Electronics Co Ltd 822 38
Silicon Motion Technology Corp ADR 6,587 442
SiTime Corp
(f)
467 58
Skyworks Solutions Inc
(c),(e)
3,927 438
SOITEC
(f)
357 53
STMicroelectronics NV 3,758 180
SUMCO Corp 10,100 139
Synaptics Inc
(f)
614 72
Texas Instruments Inc
(c)
1,269 218
Tower Semiconductor Ltd
(f)
414 17
$ 8,099
Software - 2.50%
Activision Blizzard Inc
(e)
19,812 1,511
Adeia Inc 6,860 68
Adobe Inc
(c),(e),(f)
818 265
Agilysys Inc
(f)
1,424 114
Akamai Technologies Inc
(e),(f)
1,071 78
ANSYS Inc
(e),(f)
75 23
Autodesk Inc
(e),(f)
137 27
Black Knight Inc
(f)
1,597 95
Box Inc
(f)
2,522 84
Cadence Design Systems Inc
(e),(f)
174 34
Consensus Cloud Solutions Inc
(f)
1,031 42
Constellation Software Inc/Canada 175 301
Dassault Systemes SE 7,892 305
Datadog Inc
(c),(f)
1,150 88
DocuSign Inc
(f)
1,009 62
Dynatrace Inc
(c),(f)
1,567 67
Electronic Arts Inc
(e)
689 77
Fair Isaac Corp
(f)
15 10
Fidelity National Information Services Inc 9,685 613
Fiserv Inc
(e),(f)
1,528 176
Five9 Inc
(f)
610 40
HubSpot Inc
(c),(f)
297 115
Jamf Holding Corp
(f)
2,505 53
Lumine Group Inc
(f)
525 5
Manhattan Associates Inc
(f)
343 49
Microsoft Corp
(c),(e)
9,312 2,322
MINDBODY Inc
(f),(h)
9,229 337
MongoDB Inc
(f)
44 9
MSCI Inc
(c)
399 208
NextGen Healthcare Inc
(f)
2,851 52
Open Text Corp 200 7
Paychex Inc
(c)
753 83
Paycom Software Inc
(c),(f)
1,050 304
PowerSchool Holdings Inc
(f)
1,217 28
RingCentral Inc
(f)
560 18
Roper Technologies Inc
(c),(e)
378 163
Salesforce Inc
(c),(e),(f)
3,295 538
ServiceNow Inc
(c),(e),(f)
177 76
Snowflake Inc - Class A
(c),(f)
294 45
SolarWinds Corp
(f)
8,305 71
Square Enix Holdings Co Ltd 400 18
Synopsys Inc
(e),(f)
66 24
Take-Two Interactive Software Inc
(e),(f)
92 10
Topicus.com Inc
(f)
273 18
Veeva Systems Inc
(c),(f)
611 101
Verra Mobility Corp
(f)
5,330 92

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
VMware Inc
(c),(f)
13,413 $ 1,477
WiseTech Global Ltd 8,537 361
Workday Inc
(c),(f)
977 182
Xero Ltd
(f)
115 6
ZoomInfo Technologies Inc
(f)
1,432 35
$ 10,887
Storage & Warehousing - 0.01%
ID Logistics Group
(f)
175 56
Telecommunications - 0.58%
Arista Networks Inc
(f)
1,019 141
AT&T Inc
(e)
7,184 136
Calix Inc
(f)
1,132 58
Cisco Systems Inc
(c),(e)
11,388 552
Hellenic Telecommunications Organization SA 6,595 101
InterDigital Inc 996 73
Koninklijke KPN NV 6,518 22
Lumen Technologies Inc
(e)
22,881 78
Maxar Technologies Inc 7,108 366
Motorola Solutions Inc
(c),(e)
1,897 499
SoftBank Corp 7,900 89
Telefonaktiebolaget LM Ericsson 11,266 62
T-Mobile US Inc
(e),(f)
1,688 240
Verizon Communications Inc
(e)
3,074 119
$ 2,536
Toys, Games & Hobbies - 0.01%
Games Workshop Group PLC 416 46
Transportation - 1.23%
AP Moller - Maersk A/S - B 32 75
Atlas Air Worldwide Holdings Inc
(f)
11,268 1,136
Atlas Corp
(c)
45,332 696
Aurizon Holdings Ltd 123,377 274
Canadian National Railway Co 1,318 150
Central Japan Railway Co 1,500 168
CSX Corp 2,570 78
Deutsche Post AG 3,712 157
DSV A/S 158 29
Euronav NV 10,301 188
Expeditors International of Washington Inc
(e)
3,273 342
FedEx Corp 385 78
Freightos Ltd - Warrants
(f)
388 —
Heartland Express Inc 4,932 80
Kirby Corp
(f)
1,445 105
Knight-Swift Transportation Holdings Inc 1,992 113
Nippon Express Holdings Inc 3,300 184
Norfolk Southern Corp
(c),(e)
875 197
Old Dominion Freight Line Inc
(e)
452 153
SITC International Holdings Co Ltd 8,000 17
TFI International Inc 1,200 147
Union Pacific Corp
(e)
1,418 294
United Parcel Service Inc
(c),(e)
3,683 672
$ 5,333
Water - 0.04%
Veolia Environnement SA 5,137 153
TOTAL COMMON STOCKS $ 182,932
CONVERTIBLE PREFERRED STOCKS
- 0.12% Shares Held Value (000's)
Pipelines - 0.03%
El Paso Energy Capital Trust I 4.75%,
03/31/2028
452 $ 21
Southcross Energy Series A 0.00%
(f),(h)
2,399,339 96
$ 117
Software - 0.02%
Clarivate PLC 5.25%, 06/01/2024 1,950 86
Telecommunications - 0.07%
2020 Cash Mandatory Exchangeable Trust
5.25%, 06/01/2023
(g)
262 304
TOTAL CONVERTIBLE PREFERRED STOCKS $ 507
PREFERRED STOCKS - 0.03% Shares Held Value (000's)
Apparel - 0.01%
Fossil Group Inc 7.00%, 11/30/2026 2,730 $ 50
Entertainment - 0.01%
AMC Entertainment Holdings Inc 0.00%
(f)
23,627 49
Machinery - Construction & Mining - 0.01%
Babcock & Wilcox Enterprises Inc 6.50%,
12/31/2026
1,245 28
TOTAL PREFERRED STOCKS $ 127
BONDS - 28.03%
Principal
Amount (000's) Value (000's)
Advertising - 0.09%
Clear Channel Outdoor Holdings Inc
7.50%, 06/01/2029
(g)
$ 382 $ 310
Outfront Media Capital LLC / Outfront Media
Capital Corp
5.00%, 08/15/2027
(g)
110 99
$ 409
Aerospace & Defense - 0.18%
Boeing Co/The
3.38%, 06/15/2046 70 47
5.15%, 05/01/2030 245 237
Bombardier Inc
7.88%, 04/15/2027
(g)
159 158
Embraer Netherlands Finance BV
5.05%, 06/15/2025 75 72
Raytheon Technologies Corp
5.00%, 02/27/2026 65 65
TransDigm Inc
8.00%, 12/15/2025
(g)
180 184
$ 763
Agriculture - 0.08%
Vector Group Ltd
10.50%, 11/01/2026
(g)
352 353
Airlines - 0.10%
United Airlines 2016-2 Class B Pass Through
Trust
3.65%, 04/07/2027 156 144
United Airlines 2019-2 Class B Pass Through
Trust
3.50%, 11/01/2029 329 298
United Airlines 2020-1 Class B Pass Through
Trust
4.88%, 07/15/2027 14 14
$ 456
Automobile Asset Backed Securities - 0.74%
Avid Automobile Receivables Trust 2019-1
3.14%, 07/15/2026
(g)
102 102
Avis Budget Rental Car Funding AESOP LLC
2.13%, 08/20/2027
(g)
350 297
Carvana Auto Receivables Trust 2021-N3
1.02%, 06/12/2028 70 66
Carvana Auto Receivables Trust 2021-N4
2.30%, 09/11/2028 100 92
Carvana Auto Receivables Trust 2021-P1
1.53%, 03/10/2027 140 121
Drive Auto Receivables Trust 2021-1
1.45%, 01/16/2029 220 206
DT Auto Owner Trust 2021-4
1.99%, 09/15/2027
(g)
115 103
DT Auto Owner Trust 2022-2
5.46%, 03/15/2028
(g)
150 145
Exeter Automobile Receivables Trust 2020-2
4.73%, 04/15/2026
(g)
140 139
First Investors Auto Owner Trust 2019-2
2.80%, 12/15/2025
(g)
75 73
3.88%, 01/15/2026
(g)
175 170
Flagship Credit Auto Trust 2022-1
3.64%, 03/15/2028
(g)
200 183

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
GLS Auto Receivables Issuer Trust 2021-4
2.48%, 10/15/2027
(g)
$ 205 $ 183
Hertz Vehicle Financing III LLC
4.85%, 06/25/2026
(g)
250 229
Prestige Auto Receivables Trust 2019-1
3.90%, 05/15/2026
(g)
145 143
Prestige Auto Receivables Trust 2021-1
2.08%, 02/15/2028
(g)
170 152
Santander Drive Auto Receivables Trust 2020-1
5.35%, 03/15/2028 385 384
Santander Drive Auto Receivables Trust 2021-4
1.67%, 10/15/2027 355 328
Westlake Automobile Receivables Trust 2022-2
5.48%, 09/15/2027
(g)
125 121
$ 3,237
Automobile Manufacturers - 0.72%
American Honda Finance Corp
1.50%, 01/13/2025 900 842
General Motors Co
5.40%, 04/01/2048 260 217
5.95%, 04/01/2049 150 135
General Motors Financial Co Inc
5.70%, 09/30/2030
(j),(k)
35 32
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.00%
5.75%, 09/30/2027
(j),(k)
100 91
3 Month USD LIBOR + 3.60%
6.00%, 01/09/2028 160 161
6.50%, 09/30/2028
(j),(k)
75 70
3 Month USD LIBOR + 3.44%
Toyota Motor Credit Corp
1.45%, 01/13/2025 905 847
3.95%, 06/30/2025 385 376
4.40%, 09/20/2024 385 380
$ 3,151
Banks - 1.76%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(g),(j),(k),(l)
625 554
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
5.88%, 01/24/2027
(j),(k),(l)
200 177
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
Banco Santander SA
5.15%, 08/18/2025 200 197
Bank Hapoalim BM
3.26%, 01/21/2032
(g),(k),(l)
1,000 856
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.16%
Bank Leumi Le-Israel BM
7.13%, 07/18/2033
(g),(k),(l)
500 501
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.47%
Bank of America Corp
5.67%, 04/25/2025 380 382
Secured Overnight Financing Rate + 1.10%
Bank of New York Mellon Corp/The
5.19%, 04/25/2025 190 189
Secured Overnight Financing Rate + 0.62%
Barclays PLC
3.56%, 09/23/2035
(k)
495 395
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.38%, 03/15/2028
(j),(k),(l)
230 181
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Credit Suisse Group AG
2.19%, 06/05/2026
(g),(k)
$ 250 $ 215
Secured Overnight Financing Rate + 2.04%
6.44%, 08/11/2028
(g),(k)
250 231
Secured Overnight Financing Rate + 3.70%
Deutsche Bank AG/New York NY
3.73%, 01/14/2032
(k)
200 157
Secured Overnight Financing Rate + 2.76%
Goldman Sachs Group Inc/The
1.76%, 01/24/2025
(k)
440 423
Secured Overnight Financing Rate + 0.73%
Israel Discount Bank Ltd
5.38%, 01/26/2028
(g)
675 665
KeyBank NA/Cleveland OH
4.70%, 01/26/2026 370 365
Mitsubishi UFJ Financial Group Inc
5.06%, 09/12/2025
(k)
390 386
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.55%
Morgan Stanley
5.76%, 04/17/2025 380 382
Secured Overnight Financing Rate + 1.17%
OTP Bank Nyrt
7.35%, 03/04/2026
(k)
EUR 125 134
3 Month Euro Interbank Offered Rate +
4.52%
Standard Chartered PLC
3.27%, 02/18/2036
(g),(k)
$ 375 302
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
7.75%, 08/15/2027
(g),(j),(k),(l)
250 250
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%
UniCredit SpA
2.57%, 09/22/2026
(g),(k)
350 316
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%
Wells Fargo & Co
5.89%, 04/25/2026 380 384
Secured Overnight Financing Rate + 1.32%
$ 7,642
Biotechnology - 0.06%
Amgen Inc
5.25%, 03/02/2025
(m)
280 279
Building Materials - 0.26%
Cemex SAB de CV
3.88%, 07/11/2031
(g)
200 161
5.13%, 06/08/2026
(g),(j)
475 431
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 9.07%
5.13%, 06/08/2026
(j),(k)
200 182
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
5.20%, 09/17/2030
(g)
375 343
$ 1,117
Chemicals - 0.29%
Ashland LLC
3.38%, 09/01/2031
(g)
155 123
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(g)
200 169
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031
(g)
205 161
Sasol Financing USA LLC
4.38%, 09/18/2026 500 449
5.50%, 03/18/2031 225 188
6.50%, 09/27/2028 200 187
$ 1,277

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Coal - 0.10%
CONSOL Energy Inc
11.00%, 11/15/2025
(g)
$ 405 $ 414
Commercial Mortgage Backed Securities - 0.68%
BPR Trust 2021-NRD
11.43%, 12/15/2038
(g)
140 125
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 6.87%
Citigroup Commercial Mortgage Trust
2014-GC21
4.94%, 05/10/2047
(g),(n)
135 104
COMM 2012-CCRE3 Mortgage Trust
3.92%, 10/15/2045
(g)
110 95
COMM 2012-LC4 Mortgage Trust
5.30%, 12/10/2044
(n)
10 8
CSMC 2014-USA OA LLC
4.37%, 09/15/2037
(g)
1,055 610
Extended Stay America Trust 2021-ESH
8.29%, 07/15/2038
(g)
117 113
1.00 x 1 Month USD LIBOR + 3.70%
Med Trust 2021-MDLN
6.39%, 11/15/2038
(g)
100 97
1.00 x 1 Month USD LIBOR + 1.80%
Morgan Stanley Capital I Trust 2011-C2
5.21%, 06/15/2044
(g),(n)
296 277
5.21%, 06/15/2044
(g),(n)
160 120
Starwood Retail Property Trust 2014-STAR
7.34%, 11/15/2027
(g),(h)
170 84
1.00 x 1 Month USD LIBOR + 2.75%
8.99%, 11/15/2027
(g),(h)
645 63
1.00 x 1 Month USD LIBOR + 4.40%
Wells Fargo Commercial Mortgage Trust
2013-LC12
4.28%, 07/15/2046
(n)
215 207
Wells Fargo Commercial Mortgage Trust
2016-C36
4.13%, 11/15/2059
(n)
100 75
WFRBS Commercial Mortgage Trust 2011-C3
5.38%, 03/15/2044
(g),(n)
330 124
WFRBS Commercial Mortgage Trust 2011-C4
4.85%, 06/15/2044
(g),(n)
845 748
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/2047 100 86
$ 2,936
Commercial Services - 0.20%
Global Payments Inc
2.90%, 11/15/2031 30 24
5.40%, 08/15/2032 15 14
MoneyGram International Inc
5.38%, 08/01/2026
(g)
470 475
TriNet Group Inc
3.50%, 03/01/2029
(g)
65 54
Verscend Escrow Corp
9.75%, 08/15/2026
(g)
312 313
$ 880
Computers - 0.15%
Leidos Inc
5.75%, 03/15/2033 150 148
NCR Corp
6.13%, 09/01/2029
(g)
319 310
Western Digital Corp
2.85%, 02/01/2029 120 95
4.75%, 02/15/2026 120 113
$ 666
Cosmetics & Personal Care - 0.04%
Natura Cosmeticos SA
4.13%, 05/03/2028
(g)
200 155
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Distribution & Wholesale - 0.07%
IAA Inc
5.50%, 06/15/2027
(g)
$ 314 $ 318
Diversified Financial Services - 0.71%
Aircastle Ltd
5.25%, 06/15/2026
(g),(j),(k)
60 49
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Ally Financial Inc
4.70%, 05/15/2026
(j),(k)
125 98
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(j),(k)
185 136
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
5.28%, 05/03/2024 380 381
Secured Overnight Financing Rate + 0.72%
Antares Holdings LP
2.75%, 01/15/2027
(g)
255 211
Aviation Capital Group LLC
1.95%, 01/30/2026
(g)
50 44
Capital One Financial Corp
5.91%, 05/09/2025 375 375
Secured Overnight Financing Rate + 1.35%
OneMain Finance Corp
3.50%, 01/15/2027 180 151
Rocket Mortgage LLC / Rocket Mortgage Co-
Issuer Inc
2.88%, 10/15/2026
(g)
1,060 915
3.63%, 03/01/2029
(g)
285 229
3.88%, 03/01/2031
(g)
5 4
4.00%, 10/15/2033
(g)
255 188
SOCAR Turkey Enerji AS via Steas Funding 1
DAC
7.23%, 03/17/2026 320 310
$ 3,091
Electric - 0.38%
Comision Federal de Electricidad
5.00%, 09/29/2036 524 448
Edison International
5.38%, 03/15/2026
(j),(k)
255 232
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.70%
Lamar Funding Ltd
3.96%, 05/07/2025 325 309
NextEra Energy Capital Holdings Inc
4.20%, 06/20/2024 385 378
6.05%, 03/01/2025
(m)
45 45
NPC Ukrenergo
0.00%, 11/09/2028
(f),(g)
425 68
Pacific Gas and Electric Co
4.30%, 03/15/2045 155 112
5.45%, 06/15/2027 45 44
$ 1,636
Electronics - 0.04%
Trimble Inc
6.10%, 03/15/2033
(m)
175 174
Energy - Alternate Sources - 0.09%
Energo-Pro AS
8.50%, 02/04/2027
(g)
425 408
Engineering & Construction - 0.27%
GMR Hyderabad International Airport Ltd
4.75%, 02/02/2026
(g)
200 187
HTA Group Ltd/Mauritius
7.00%, 12/18/2025 200 190
7.00%, 12/18/2025
(g)
365 346

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
IEA Energy Services LLC
6.63%, 08/15/2029
(g)
$ 140 $ 134
IHS Holding Ltd
5.63%, 11/29/2026
(g)
275 234
TopBuild Corp
4.13%, 02/15/2032
(g)
80 66
$ 1,157
Entertainment - 0.32%
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(g)
471 202
Everi Holdings Inc
5.00%, 07/15/2029
(g)
25 22
GENM Capital Labuan Ltd
3.88%, 04/19/2031
(g)
200 155
Scientific Games International Inc
7.00%, 05/15/2028
(g)
661 646
7.25%, 11/15/2029
(g)
75 74
Warnermedia Holdings Inc
3.76%, 03/15/2027
(g)
65 60
4.05%, 03/15/2029
(g)
50 45
4.28%, 03/15/2032
(g)
195 168
$ 1,372
Food - 0.14%
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
3.00%, 02/02/2029
(g)
70 58
Pilgrim's Pride Corp
5.88%, 09/30/2027
(g)
195 191
TreeHouse Foods Inc
4.00%, 09/01/2028 445 382
$ 631
Food Service - 0.30%
Aramark Services Inc
5.00%, 04/01/2025
(g)
152 148
6.38%, 05/01/2025
(g)
1,145 1,137
$ 1,285
Forest Products & Paper - 0.14%
Resolute Forest Products Inc
4.88%, 03/01/2026
(g)
581 595
Healthcare - Services - 0.04%
Centene Corp
2.45%, 07/15/2028 15 13
Charles River Laboratories International Inc
3.75%, 03/15/2029
(g)
35 30
4.25%, 05/01/2028
(g)
30 27
Molina Healthcare Inc
4.38%, 06/15/2028
(g)
80 73
Tenet Healthcare Corp
4.63%, 06/15/2028 20 18
$ 161
Insurance - 0.03%
Global Atlantic Fin Co
4.40%, 10/15/2029
(g)
130 112
Internet - 1.22%
Expedia Group Inc
2.95%, 03/15/2031 30 24
3.25%, 02/15/2030 30 25
Getty Images Inc
9.75%, 03/01/2027
(g)
1,544 1,532
Go Daddy Operating Co LLC / GD Finance Co
Inc
5.25%, 12/01/2027
(g)
105 99
Netflix Inc
4.88%, 04/15/2028 25 24
4.88%, 06/15/2030
(g)
230 221
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Netflix Inc   (continued)
5.38%, 11/15/2029
(g)
$ 35 $ 35
5.88%, 11/15/2028 145 147
6.38%, 05/15/2029 200 208
Prosus NV
3.26%, 01/19/2027
(g)
1,025 912
4.19%, 01/19/2032 400 328
Tencent Holdings Ltd
3.93%, 01/19/2038 600 484
Uber Technologies Inc
4.50%, 08/15/2029
(g)
440 389
6.25%, 01/15/2028
(g)
55 54
7.50%, 09/15/2027
(g)
785 796
8.00%, 11/01/2026
(g)
15 15
$ 5,293
Investment Companies - 0.28%
Ares Capital Corp
2.88%, 06/15/2028 165 135
3.20%, 11/15/2031 225 172
Barings BDC Inc
3.30%, 11/23/2026 125 110
Blackstone Secured Lending Fund
2.13%, 02/15/2027 450 379
FS KKR Capital Corp
3.13%, 10/12/2028 165 136
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
5.25%, 05/15/2027 185 171
6.25%, 05/15/2026 10 10
6.38%, 12/15/2025 35 35
Owl Rock Capital Corp
2.88%, 06/11/2028 75 60
Owl Rock Technology Finance Corp
2.50%, 01/15/2027 25 20
$ 1,228
Iron & Steel - 0.20%
ABJA Investment Co Pte Ltd
5.45%, 01/24/2028 210 201
CSN Inova Ventures
6.75%, 01/28/2028
(g)
300 286
6.75%, 01/28/2028 400 382
$ 869
Leisure Products & Services - 0.20%
Carnival Corp
5.75%, 03/01/2027
(g)
546 449
NCL Corp Ltd
5.88%, 03/15/2026
(g)
105 91
5.88%, 02/15/2027
(g)
85 79
NCL Finance Ltd
6.13%, 03/15/2028
(g)
40 33
Royal Caribbean Cruises Ltd
4.25%, 07/01/2026
(g)
35 30
5.50%, 04/01/2028
(g)
205 179
$ 861
Lodging - 0.29%
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow Inc
4.88%, 07/01/2031
(g)
30 25
5.00%, 06/01/2029
(g)
105 92
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp
4.88%, 04/01/2027 105 100
Marriott Ownership Resorts Inc
4.50%, 06/15/2029
(g)
80 67

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Melco Resorts Finance Ltd
5.25%, 04/26/2026 $ 200 $ 180
5.63%, 07/17/2027 200 177
5.75%, 07/21/2028 400 344
Travel + Leisure Co
4.50%, 12/01/2029
(g)
100 84
4.63%, 03/01/2030
(g)
95 80
6.00%, 04/01/2027 10 10
6.63%, 07/31/2026
(g)
85 83
$ 1,242
Machinery - Construction & Mining - 0.08%
Caterpillar Financial Services Corp
0.95%, 01/10/2024 340 328
Machinery - Diversified - 0.36%
Granite US Holdings Corp
11.00%, 10/01/2027
(g)
1,156 1,219
John Deere Capital Corp
0.90%, 01/10/2024 85 82
1.25%, 01/10/2025 130 121
Stevens Holding Co Inc
6.13%, 10/01/2026
(g)
121 123
$ 1,545
Media - 0.94%
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 05/01/2027
(g)
905 837
5.50%, 05/01/2026
(g)
30 29
Cengage Learning Inc
9.50%, 06/15/2024
(g)
243 237
Charter Communications Operating LLC / Charter
Communications Operating Capital
2.30%, 02/01/2032 20 15
2.80%, 04/01/2031 50 39
4.40%, 04/01/2033 25 21
4.40%, 12/01/2061 955 622
CSC Holdings LLC
4.63%, 12/01/2030
(g)
850 458
DISH DBS Corp
5.13%, 06/01/2029 175 104
5.25%, 12/01/2026
(g)
465 390
iHeartCommunications Inc
4.75%, 01/15/2028
(g)
320 269
8.38%, 05/01/2027 80 70
Lagardere SA
1.75%, 10/07/2027 EUR 200 201
2.13%, 10/16/2026 300 303
TEGNA Inc
4.63%, 03/15/2028 $ 361 321
5.00%, 09/15/2029 206 183
$ 4,099
Mining - 0.56%
BHP Billiton Finance USA Ltd
4.88%, 02/27/2026 185 184
Corp Nacional del Cobre de Chile
5.13%, 02/02/2033
(g)
225 218
First Quantum Minerals Ltd
6.88%, 03/01/2026
(g)
405 386
7.50%, 04/01/2025
(g)
200 194
FMG Resources August 2006 Pty Ltd
4.50%, 09/15/2027
(g)
150 138
Freeport-McMoRan Inc
4.25%, 03/01/2030 55 50
4.63%, 08/01/2030 25 23
Glencore Funding LLC
2.85%, 04/27/2031
(g)
315 258
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Stillwater Mining Co
4.00%, 11/16/2026
(g)
$ 550 $ 489
4.00%, 11/16/2026 200 178
4.50%, 11/16/2029
(g)
350 287
Volcan Cia Minera SAA
4.38%, 02/11/2026
(g)
30 24
$ 2,429
Mortgage Backed Securities - 0.46%
Alternative Loan Trust 2003-22CB
5.75%, 12/25/2033 54 53
Alternative Loan Trust 2004-16CB
5.50%, 07/25/2034 31 29
5.50%, 08/25/2034 31 29
Alternative Loan Trust 2004-J10
6.00%, 09/25/2034 67 64
Alternative Loan Trust 2005-J1
5.50%, 02/25/2025 17 17
Banc of America Alternative Loan Trust 2003-8
5.50%, 10/25/2033 33 32
Banc of America Funding 2005-7 Trust
5.75%, 11/25/2035 25 25
Banc of America Funding 2007-4 Trust
5.50%, 11/25/2034 30 27
Banc of America Mortgage 2005-A Trust
3.90%, 02/25/2035
(n)
10 10
BINOM Securitization Trust 2022-RPL1
3.00%, 02/25/2061
(g),(n)
140 104
CHL Mortgage Pass-Through Trust 2004-HYB4
4.15%, 09/20/2034
(n)
17 15
CIM Trust 2021-NR2
2.57%, 07/25/2059
(g),(n)
115 109
Connecticut Avenue Securities Trust 2020-R01
6.67%, 01/25/2040
(g)
43 44
1.00 x 1 Month USD LIBOR + 2.05%
Connecticut Avenue Securities Trust 2022-R06
7.23%, 05/25/2042
(g)
84 85
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.75%
CSFB Mortgage-Backed Pass-Through
Certificates Series 2003-27
5.75%, 11/25/2033 23 22
CSMC 2020-RPL3 Trust
2.69%, 03/25/2060
(g),(n)
135 131
DSLA Mortgage Loan Trust 2005-AR5
5.25%, 09/19/2045 90 57
1.00 x 1 Month USD LIBOR + 0.66%
Freddie Mac STACR REMIC Trust 2022-DNA4
6.68%, 05/25/2042
(g)
84 84
1.00 x 30 Day Average Secured Overnight
Financing Rate + 2.20%
GSR Mortgage Loan Trust 2005-4F
6.50%, 02/25/2035 31 29
IndyMac INDX Mortgage Loan Trust 2004-AR7
5.84%, 09/25/2034 75 65
1.00 x 1 Month USD LIBOR + 1.22%
IndyMac INDX Mortgage Loan Trust 2005-AR11
3.47%, 08/25/2035
(n)
331 264
Lehman XS Trust Series 2006-2N
5.14%, 02/25/2046 56 49
1.00 x 1 Month USD LIBOR + 0.52%
MASTR Alternative Loan Trust 2003-9
5.25%, 11/25/2033 19 18
MASTR Alternative Loan Trust 2004-5
5.50%, 06/25/2034 15 14
6.00%, 06/25/2034 20 19
MASTR Alternative Loan Trust 2004-8
6.00%, 09/25/2034 102 98

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Merrill Lynch Mortgage Investors Trust Series
MLCC 2006-2
3.96%, 05/25/2036
(n)
$ 4 $ 4
PRPM 2021-2 LLC
2.12%, 03/25/2026
(g),(n)
66 62
PRPM 2021-3 LLC
1.87%, 04/25/2026
(g),(n)
142 131
PRPM 2021-9 LLC
2.36%, 10/25/2026
(g),(n)
115 107
Structured Adjustable Rate Mortgage Loan Trust
4.93%, 07/25/2035 352 223
1.00 x 1 Month USD LIBOR + 0.31%
$ 2,020
Office & Business Equipment - 0.03%
CDW LLC / CDW Finance Corp
3.25%, 02/15/2029 140 118
4.25%, 04/01/2028 30 27
$ 145
Oil & Gas - 1.78%
Aker BP ASA
3.75%, 01/15/2030
(g)
210 185
Bellatrix Exploration 8.5 - Escrow
0.00%, 09/11/2023
(f),(h)
236 —
Bellatrix Exploration PIK - Escrow
0.00%, 12/15/2023
(f),(h)
257 —
Cobalt International Energy Inc
0.00%, 12/01/2023
(f)
4,635 67
Continental Resources Inc/OK
2.88%, 04/01/2032
(g)
65 49
5.75%, 01/15/2031
(g)
370 350
Ecopetrol SA
8.88%, 01/13/2033 225 221
Energean Israel Finance Ltd
4.88%, 03/30/2026
(g)
125 116
5.38%, 03/30/2028
(g)
780 701
EQT Corp
3.13%, 05/15/2026
(g)
30 28
3.63%, 05/15/2031
(g)
150 126
3.90%, 10/01/2027 165 151
5.00%, 01/15/2029 45 42
7.00%, 02/01/2030 10 10
KazMunayGas National Co JSC
5.38%, 04/24/2030 1,200 1,081
Kosmos Energy Ltd
7.13%, 04/04/2026 200 180
7.50%, 03/01/2028
(g)
350 300
7.75%, 05/01/2027 200 176
Leviathan Bond Ltd
5.75%, 06/30/2023
(g)
350 349
6.13%, 06/30/2025
(g)
405 394
6.50%, 06/30/2027
(g)
805 768
Occidental Petroleum Corp
5.55%, 03/15/2026 350 348
6.13%, 01/01/2031 5 5
7.88%, 09/15/2031 10 11
8.88%, 07/15/2030 10 11
OGX Austria GmbH
0.00%, 06/01/2018
(f),(g)
600 —
0.00%, 04/01/2022
(f),(g)
1,100 —
Ovintiv Inc
6.50%, 08/15/2034 20 20
6.50%, 02/01/2038 10 10
6.63%, 08/15/2037 40 40
7.20%, 11/01/2031 5 5
7.38%, 11/01/2031 5 5
8.13%, 09/15/2030 25 27
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Petroleos Mexicanos
5.35%, 02/12/2028 $ 525 $ 444
5.95%, 01/28/2031 175 134
6.50%, 01/23/2029 150 130
6.70%, 02/16/2032 375 298
6.84%, 01/23/2030 175 146
10.00%, 02/07/2033
(g)
250 241
Polski Koncern Naftowy ORLEN SA
1.13%, 05/27/2028 EUR 100 87
Southwestern Energy Co
4.75%, 02/01/2032 $ 25 22
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026 525 462
$ 7,740
Other Asset Backed Securities - 2.62%
510 Asset Backed 2021-NPL1 Trust
2.24%, 06/25/2061
(g),(n)
108 99
Accelerated Assets 2018-1 LLC
4.51%, 12/02/2033
(g)
71 68
Adams Outdoor Advertising LP
4.81%, 11/15/2048
(g)
666 629
AIM Aviation Finance Ltd
7.07%, 02/15/2040
(g),(n)
675 217
Allegro CLO VI Ltd
7.54%, 01/17/2031
(g)
250 234
1.00 x 3 Month USD LIBOR + 2.75%
American Homes 4 Rent 2014-SFR2 Trust
5.15%, 10/17/2036
(g)
280 275
6.23%, 10/17/2036
(g)
695 684
American Homes 4 Rent 2014-SFR3 Trust
6.42%, 12/17/2036
(g)
900 889
American Homes 4 Rent 2015-SFR1 Trust
5.64%, 04/17/2052
(g)
1,045 1,027
Barings Clo Ltd 2019-IV
7.59%, 01/15/2033
(g)
250 246
1.00 x 3 Month USD LIBOR + 2.80%
Blackbird Capital Aircraft Lease Securitization
Ltd 2016-1
4.21%, 12/16/2041
(g),(n)
162 136
CARLYLE US CLO 2017-4 Ltd
7.59%, 01/15/2030
(g)
280 253
1.00 x 3 Month USD LIBOR + 2.80%
CLI Funding VIII LLC
1.64%, 02/18/2046
(g)
318 273
DB Master Finance LLC
4.35%, 05/20/2049
(g)
203 189
Diamond Resorts Owner Trust 2019-1
3.53%, 02/20/2032
(g)
67 65
Domino's Pizza Master Issuer LLC
2.66%, 04/25/2051
(g)
216 185
3.67%, 10/25/2049
(g)
194 172
4.12%, 07/25/2047
(g)
504 472
Elevation CLO 2017-6 Ltd
7.49%, 07/15/2029
(g)
250 245
1.00 x 3 Month USD LIBOR + 2.70%
EWC Master Issuer LLC
5.50%, 03/15/2052
(g)
100 89
Generate CLO 7 Ltd
8.62%, 01/22/2033
(g)
295 280
1.00 x 3 Month USD LIBOR + 3.80%
Greystone CRE Notes 2021-HC2 LTD
6.48%, 12/15/2039
(g)
110 107
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.91%
Hilton Grand Vacations Trust 2018-A
4.00%, 02/25/2032
(g)
26 25

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
HPEFS Equipment Trust
2.79%, 07/22/2030
(g)
$ 500 $ 497
HPEFS Equipment Trust 2020-1
2.26%, 02/20/2030
(g)
105 105
Kestrel Aircraft Funding Ltd
4.25%, 12/15/2038
(g)
310 256
Madison Park Funding XXVI Ltd
7.80%, 07/29/2030
(g)
255 242
1.00 x 3 Month USD LIBOR + 3.00%
Madison Park Funding XXX LTD
7.29%, 04/15/2029
(g)
255 241
1.00 x 3 Month USD LIBOR + 2.50%
Octagon Investment Partners XVI Ltd
10.54%, 07/17/2030
(g)
500 416
1.00 x 3 Month USD LIBOR + 5.75%
Octagon Investment Partners XXII Ltd
6.72%, 01/22/2030
(g)
250 239
1.00 x 3 Month USD LIBOR + 1.90%
OHA Credit Funding 3 LTD
11.06%, 07/02/2035
(g)
250 229
1.00 x 3 Month USD LIBOR + 6.25%
OHA Loan Funding 2013-1 Ltd
7.87%, 07/23/2031
(g)
275 260
1.00 x 3 Month USD LIBOR + 3.05%
OZLM XXIII Ltd
8.54%, 04/15/2034
(g)
390 360
1.00 x 3 Month USD LIBOR + 3.75%
Parallel 2017-1 Ltd
6.81%, 07/20/2029
(g)
305 292
1.00 x 3 Month USD LIBOR + 2.00%
Planet Fitness Master Issuer LLC
3.86%, 12/05/2049
(g)
267 225
Post CLO 2023-1 Ltd
0.00%, 04/20/2036
(f),(g),(m)
250 250
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.95%
Rockford Tower CLO 2018-1 Ltd
6.02%, 05/20/2031
(g)
250 248
1.00 x 3 Month USD LIBOR + 1.10%
Sierra Timeshare 2020-2 Receivables Funding
LLC
3.51%, 07/20/2037
(g)
29 27
VCAT 2021-NPL5 LLC
1.87%, 08/25/2051
(g),(n)
74 67
VCAT 2021-NPL6 LLC
1.92%, 09/25/2051
(g),(n)
77 70
VERDE CLO Ltd
5.89%, 04/15/2032
(g)
100 99
1.00 x 3 Month USD LIBOR + 1.10%
VOLT XCIII LLC
1.89%, 02/27/2051
(g),(n)
202 183
VOLT XCIV LLC
2.24%, 02/27/2051
(g),(n)
66 61
VOLT XCVI LLC
2.12%, 03/27/2051
(g),(n)
121 112
Wendy's Funding LLC
4.08%, 06/15/2049
(g)
77 70
$ 11,408
Packaging & Containers - 0.19%
Mauser Packaging Solutions Holding Co
9.25%, 04/15/2027
(g)
858 807
Pharmaceuticals - 0.44%
Bausch Health Cos Inc
4.88%, 06/01/2028
(g)
215 134
5.00%, 01/30/2028
(g)
90 39
5.00%, 02/15/2029
(g)
10 4
5.25%, 01/30/2030
(g)
75 32
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Bausch Health Cos Inc   (continued)
6.25%, 02/15/2029
(g)
$ 10 $ 4
7.00%, 01/15/2028
(g)
20 9
Eli Lilly & Co
5.00%, 02/27/2026 185 185
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
10.00%, 04/15/2025
(g)
358 321
Teva Pharmaceutical Finance Netherlands II BV
6.00%, 01/31/2025 EUR 190 204
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026 $ 60 52
4.10%, 10/01/2046 1,420 924
$ 1,908
Pipelines - 0.53%
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(g)
532 449
2.16%, 03/31/2034 902 761
Greensaif Pipelines Bidco Sarl
6.13%, 02/23/2038
(g)
525 524
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
50 42
5.63%, 02/15/2026
(g)
50 48
Targa Resources Corp
6.13%, 03/15/2033 50 50
TMS Issuer Sarl
5.78%, 08/23/2032
(g)
275 279
Western Midstream Operating LP
3.35%, 02/01/2025 165 156
$ 2,309
Real Estate - 0.38%
Agile Group Holdings Ltd
6.05%, 10/13/2025 210 116
CFLD Cayman Investment Ltd
0.00%, 01/31/2031
(f),(g)
12 1
2.50%, 01/31/2031
(g),(h)
90 10
2.50%, 01/31/2031
(g)
109 12
China Evergrande Group
0.00%, 06/28/2025
(f)
200 17
Country Garden Holdings Co Ltd
3.13%, 10/22/2025 200 128
4.20%, 02/06/2026 600 386
6.15%, 09/17/2025 200 141
7.25%, 04/08/2026 250 170
Kaisa Group Holdings Ltd
0.00%, 06/30/2024
(f)
400 65
0.00%, 04/16/2025
(f)
200 32
0.00%, 11/11/2025
(f)
200 32
0.00%, 06/01/2026
(f)
200 32
KWG Group Holdings Ltd
6.30%, 02/13/2026 210 65
MAF Global Securities Ltd
7.88%, 06/30/2027
(j),(k)
200 203
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Powerlong Real Estate Holdings Ltd
6.95%, 07/23/2023 200 62
Sunac China Holdings Ltd
0.00%, 01/26/2026
(f)
200 52
Times China Holdings Ltd
6.20%, 03/22/2026 210 32
Yuzhou Group Holdings Co Ltd
0.00%, 08/12/2026
(f)
200 26
0.00%, 01/13/2027
(f)
400 51
Zhenro Properties Group Ltd
0.00%, 01/07/2026
(f)
200 16
$ 1,649

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Regional Authority - 0.01%
Provincia de Buenos Aires/Government Bonds
73.38%, 04/12/2025
(g)
ARS 11,045 $ 50
Argentina Deposit Rates Badlar Private
Banks ARS 30 to 35 Days + 3.75%
REITs - 0.46%
iStar Inc
4.25%, 08/01/2025 $ 874 870
4.75%, 10/01/2024 372 371
5.50%, 02/15/2026 15 15
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(g)
135 115
National Health Investors Inc
3.00%, 02/01/2031 35 26
SBA Communications Corp
3.88%, 02/15/2027 260 235
VICI Properties LP / VICI Note Co Inc
4.25%, 12/01/2026
(g)
125 116
4.50%, 09/01/2026
(g)
90 84
4.63%, 06/15/2025
(g)
95 91
5.63%, 05/01/2024
(g)
70 70
$ 1,993
Retail - 0.18%
1011778 BC ULC / New Red Finance Inc
4.38%, 01/15/2028
(g)
255 228
Lithia Motors Inc
3.88%, 06/01/2029
(g)
75 63
Starbucks Corp
4.75%, 02/15/2026 370 366
Yum! Brands Inc
3.63%, 03/15/2031 130 109
$ 766
Semiconductors - 0.18%
Broadcom Inc
3.14%, 11/15/2035
(g)
80 59
4.15%, 11/15/2030 190 171
Micron Technology Inc
5.88%, 02/09/2033 55 53
6.75%, 11/01/2029 285 295
SK Hynix Inc
6.25%, 01/17/2026
(g)
225 226
$ 804
Software - 0.06%
Open Text Corp
6.90%, 12/01/2027
(g)
60 61
Oracle Corp
3.95%, 03/25/2051 230 165
Playtika Holding Corp
4.25%, 03/15/2029
(g)
40 32
$ 258
Sovereign - 7.64%
1MDB Global Investments Ltd
4.40%, 03/09/2023 100 99
Angolan Government International Bond
8.00%, 11/26/2029 775 696
8.75%, 04/14/2032 200 180
Bahamas Government International Bond
6.00%, 11/21/2028 725 590
9.00%, 06/16/2029
(g)
200 182
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 18,400 3,223
Colombia Government International Bond
3.00%, 01/30/2030 $ 575 433
3.13%, 04/15/2031 200 145
4.50%, 03/15/2029 625 535
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Czech Republic Government Bond
1.00%, 06/26/2026 CZK 17,900 $ 701
1.25%, 02/14/2025 11,600 480
2.40%, 09/17/2025 12,500 522
Ecuador Government International Bond
2.50%, 07/31/2035
(n)
$ 1,575 557
El Salvador Government International Bond
6.38%, 01/18/2027 325 171
7.63%, 09/21/2034 125 57
7.63%, 02/01/2041 450 203
7.65%, 06/15/2035 850 391
8.63%, 02/28/2029 400 198
Hungary Government International Bond
6.13%, 05/22/2028
(g)
675 685
6.13%, 05/22/2028 200 203
6.25%, 09/22/2032
(g)
425 431
Indonesia Treasury Bond
5.13%, 04/15/2027 IDR 2,100,000 131
6.38%, 08/15/2028 9,400,000 610
7.00%, 02/15/2033 24,800,000 1,639
Iraq International Bond
5.80%, 01/15/2028 $ 1,469 1,348
Israel Government International Bond
4.50%, 01/17/2033 775 747
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 575 464
4.88%, 01/30/2032
(g)
900 727
5.88%, 10/17/2031 200 176
Mexican Bonos
7.75%, 11/23/2034 MXN 61,100 2,979
7.75%, 11/13/2042 14,500 679
Mexico Government International Bond
4.88%, 05/19/2033 $ 840 780
6.35%, 02/09/2035 800 821
Peruvian Government International Bond
6.35%, 08/12/2028 PEN 3,250 808
Republic of Poland Government Bond
0.00%, 07/25/2024
(f)
PLN 3,900 804
2.50%, 07/25/2026 4,000 794
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 38,000 1,757
Republic of Uzbekistan International Bond
4.75%, 02/20/2024 $ 200 195
Romania Government Bond
4.85%, 07/25/2029 RON 2,000 369
5.00%, 02/12/2029 2,200 413
Romanian Government International Bond
1.38%, 12/02/2029 EUR 125 98
2.00%, 04/14/2033 875 616
3.62%, 05/26/2030 225 198
Saudi Government International Bond
4.50%, 10/26/2046 $ 1,075 926
4.75%, 01/18/2028
(g)
550 544
4.88%, 07/18/2033
(g)
350 344
5.00%, 01/18/2053
(g)
250 228
Senegal Government International Bond
4.75%, 03/13/2028 EUR 725 654
6.25%, 07/30/2024 $ 200 194
Serbia International Bond
6.25%, 05/26/2028
(g)
250 249
Sri Lanka Government International Bond
0.00%, 06/03/2025
(f)
200 76
0.00%, 11/03/2025
(f)
1,400 525
0.00%, 07/18/2026
(f)
200 75
0.00%, 05/11/2027
(f)
200 72
State Agency of Roads of Ukraine
0.00%, 06/24/2030
(f),(g)
700 121
0.00%, 06/24/2030
(f)
200 34

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Tunisian Republic
6.38%, 07/15/2026 EUR 1,300 $ 857
Ukraine Government International Bond
0.00%, 09/01/2027
(f)
$ 200 36
0.00%, 09/01/2028
(f)
800 150
0.00%, 05/21/2031
(f),(g)
325 55
0.00%, 08/01/2041
(f),(n)
175 48
Zambia Government International Bond
0.00%, 04/14/2024
(f)
425 194
$ 33,217
Student Loan Asset Backed Securities - 0.30%
Navient Private Education Refi Loan Trust
2018-A
3.68%, 02/18/2042
(g)
140 132
Navient Private Education Refi Loan Trust
2018-C
4.22%, 06/16/2042
(g)
340 313
Navient Private Education Refi Loan Trust 2020-F
2.69%, 07/15/2069
(g)
100 82
Nelnet Student Loan Trust 2021-D
2.90%, 04/20/2062
(g)
100 83
SLM Private Credit Student Loan Trust 2003-A
7.91%, 06/15/2032 87 86
1.00 x US 28 Day Auction Rate + 0.00%
SLM Private Credit Student Loan Trust 2003-B
7.77%, 03/15/2033 300 297
1.00 x US 28 Day Auction Rate + 0.00%
SMB Private Education Loan Trust 2015-C
3.50%, 09/15/2043
(g)
100 94
SMB Private Education Loan Trust 2018-C
4.00%, 11/17/2042
(g)
100 90
SoFi Professional Loan Program 2020-ATrust
3.12%, 05/15/2046
(g)
160 132
$ 1,309
Supranational Bank - 0.11%
Africa Finance Corp
2.88%, 04/28/2028
(g)
400 333
2.88%, 04/28/2028 200 166
$ 499
Telecommunications - 0.35%
CommScope Inc
7.13%, 07/01/2028
(g)
455 358
CommScope Technologies LLC
5.00%, 03/15/2027
(g)
190 145
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(g)
468 433
SoftBank Group Corp
4.63%, 07/06/2028 200 171
Viasat Inc
5.63%, 04/15/2027
(g)
434 396
$ 1,503
Transportation - 0.20%
Rand Parent LLC
8.50%, 02/15/2030
(g)
65 63
Seaspan Corp
6.50%, 04/29/2026
(g)
200 199
Transnet SOC Ltd
8.25%, 02/06/2028
(g)
625 626
$ 888
TOTAL BONDS $ 121,842
CONVERTIBLE BONDS - 1.19%
Principal
Amount (000's) Value (000's)
Airlines - 0.08%
JetBlue Airways Corp
0.50%, 04/01/2026 $ 60 $ 46
CONVERTIBLE BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
Southwest Airlines Co
1.25%, 05/01/2025 $ 285 $ 325
$ 371
Biotechnology - 0.18%
BioMarin Pharmaceutical Inc
0.60%, 08/01/2024 125 127
1.25%, 05/15/2027 495 507
Guardant Health Inc
0.00%, 11/15/2027
(f)
60 41
Ionis Pharmaceuticals Inc
0.00%, 04/01/2026
(f)
75 68
Livongo Health Inc
0.88%, 06/01/2025 50 44
$ 787
Entertainment - 0.01%
Penn Entertainment Inc
2.75%, 05/15/2026 40 59
Healthcare - Services - 0.16%
Oak Street Health Inc
0.00%, 03/15/2026
(f)
373 345
Teladoc Health Inc
1.25%, 06/01/2027 450 352
$ 697
Internet - 0.08%
Snap Inc
0.00%, 05/01/2027
(f)
105 75
Spotify USA Inc
0.00%, 03/15/2026
(f)
90 74
Uber Technologies Inc
0.00%, 12/15/2025
(f)
220 191
$ 340
Leisure Products & Services - 0.03%
NCL Corp Ltd
1.13%, 02/15/2027 140 104
Peloton Interactive Inc
0.00%, 02/15/2026
(f)
15 12
$ 116
Media - 0.15%
Cable One Inc
0.00%, 03/15/2026
(f)
5 4
DISH Network Corp
0.00%, 12/15/2025
(f)
15 9
2.38%, 03/15/2024 140 129
3.38%, 08/15/2026 770 492
$ 634
Oil & Gas - 0.13%
Abu Dhabi National Oil Co
0.70%, 06/04/2024 600 564
Software - 0.37%
Bentley Systems Inc
0.38%, 07/01/2027 5 4
Coupa Software Inc
0.13%, 06/15/2025 552 548
0.38%, 06/15/2026 829 823
RingCentral Inc
0.00%, 03/15/2026
(f)
85 69
Splunk Inc
1.13%, 06/15/2027 80 68
Unity Software Inc
0.00%, 11/15/2026
(f)
100 76
$ 1,588
TOTAL CONVERTIBLE BONDS $ 5,156

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
- 0.13%
Principal
Amount (000's) Value (000's)
Entertainment - 0.00%
Deluxe Entertainment Services Group Inc
0.00%, PIK 1.50%, 03/25/2024
(f),(h),(o),(p)
$ 69 $ 4
1 Month USD LIBOR + 6.50%
Deluxe Entertainment Services Group Inc
- Escrow
0.00%, PIK 2.50%, 09/25/2024
(f),(h),(o),(p)
854 —
1 Month USD LIBOR + 6.50%
$ 4
Insurance - 0.00%
AmWINS Group Inc
7.41%, 02/18/2028
(o)
20 20
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Internet - 0.02%
Uber Technologies Inc
0.00%, 02/27/2030
(o),(q)
90 90
Leisure Products & Services - 0.04%
Carnival Corp
0.00%, 06/30/2025
(o),(q)
95 93
6 Month USD LIBOR + 3.00%
0.00%, 10/18/2028
(o),(q)
70 68
6 Month USD LIBOR + 3.25%
$ 161
Media - 0.03%
Ziggo BV
6.10%, 01/31/2029
(o)
EUR 115 116
6 Month Euro Interbank Offered Rate +
3.00%
Software - 0.03%
Playtika Holding Corp
7.32%, 03/11/2028
(o)
$ 147 145
1 Month USD LIBOR + 2.75%
Transportation - 0.01%
Rand Parent LLC
0.00%, 02/08/2030
(o),(q)
50 49
TOTAL SENIOR FLOATING RATE INTERESTS $ 585
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 2.10%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 2.10%
1.38%, 09/30/2023
(r)
$ 795 $ 778
3.25%, 08/31/2024 2,000 1,949
4.25%, 09/30/2024 2,000 1,977
4.25%, 12/31/2024 1,100 1,088
4.38%, 10/31/2024 1,355 1,342
4.50%, 11/30/2024 2,015 2,000
$ 9,134
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 9,134
TOTAL PURCHASED OPTIONS - 0.09% $ 381
Total Investments $ 414,956
Other Assets and Liabilities -  4.52% 19,651
TOTAL NET ASSETS - 100.00% $ 434,607
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was pledged as collateral for short sales.
At the end of the period, the value of these securities totaled $19,112 or 4.40%
of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $40,490 or 9.32% of net assets.
(f) Non-income producing security
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $58,834 or 13.54% of net assets.
(h) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(i) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $2,519 or 0.58% of net assets.
(m) Security purchased on a when-issued basis.
(n) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(q) This Senior Floating Rate Note will settle after February 28, 2023, at which time the interest rate will be determined.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $303 or 0.07% of net assets.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

Portfolio Summary
Location Percent
United States 69.39%
Cayman Islands 2.26%
Japan 2.13%
Mexico 1.97%
Canada 1.59%
United Kingdom 1.36%
Netherlands 1.27%
Israel 1.22%
Switzerland 0.88%
France 0.80%
Brazil 0.78%
Indonesia 0.55%
South Africa 0.54%
Sweden 0.51%
Czech Republic 0.48%
Saudi Arabia 0.47%
Bermuda 0.43%
Germany 0.40%
Ireland 0.40%
Poland 0.38%
Romania 0.38%
Australia 0.36%
Hungary 0.34%
Singapore 0.32%
Cote d'Ivoire 0.32%
Spain 0.31%
Iraq 0.31%
Jersey, Channel Islands 0.30%
Colombia 0.30%
Luxembourg 0.28%
Denmark 0.25%
Kazakhstan 0.25%
Italy 0.25%
El Salvador 0.24%
Supranational 0.22%
Peru 0.20%
Angola 0.20%
Tunisia 0.20%
Hong Kong 0.19%
Senegal 0.19%
Sri Lanka 0.18%
Bahamas 0.18%
Norway 0.16%
Panama 0.14%
United Arab Emirates 0.13%
Ecuador 0.13%
Finland 0.12%
Mauritius 0.12%
Ukraine 0.12%
Taiwan 0.10%
Purchased Options 0.09%
Portugal 0.09%
Chile 0.07%
Austria 0.06%
Serbia 0.06%
Korea, Republic Of 0.06%
Liberia 0.05%
Marshall Islands 0.05%
Belgium 0.05%
Zambia 0.04%
Uzbekistan 0.04%
Malaysia 0.04%
China 0.04%
India 0.04%
Greece 0.02%
Virgin Islands, British 0.02%
Puerto Rico 0.02%
Uruguay 0.02%
Macao 0.01%
Argentina 0.01%
Portfolio Summary (continued)
Location Percent
New Zealand 0.00%
Investments Sold Short (7.10)%
Other Assets and Liabilities
11.62%
TOTAL NET ASSETS
100.00%

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2022 Purchases Sales February 28, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.48% $ — $ 190,733 $ 112,901 $ 77,832
Principal Government Money Market Fund - Institutional Class 4.43% 110,545 149,697 260,242 —
$ 110,545 $ 340,430 $ 373,143 $ 77,832
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.48% $ 689 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.43% 855 — — —
$ 1,544 $ — $ — $ —
Amounts in thousands.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Element Comm Aviation 06/15/2015 $ 2,800 $ 19 0.00%
Total $ 19 0.00%
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - AMC Entertainment Holding N/A 232 $ 23 $ 5.00 04/24/2023 $ 73 $ 22 $ (51)
Put - Baxter International Inc N/A 57 6 $ 35.00 05/22/2023 7 5 (2)
Put - Baxter International Inc N/A 71 7 $ 30.00 05/22/2023 4 2 (2)
Put - Baxter International Inc N/A 121 12 $ 40.00 05/22/2023 15 29 14
Put - Emerson Electric Co N/A 35 4 $ 70.00 04/24/2023 1 1 —
Put - Emerson Electric Co N/A 126 13 $ 80.00 03/20/2023 9 9 —
Put - Fidelity National Information
Services Inc
N/A 42 4 $ 60.00 04/24/2023 3 7 4
Put - Fidelity National Information
Services Inc
N/A 45 5 $ 55.00 04/24/2023 3 3 —
Put - Griffon Corp N/A 73 7 $ 31.00 03/20/2023 4 2 (2)
Put - Griffon Corp N/A 76 8 $ 29.00 03/20/2023 4 1 (3)
Put - Griffon Corp N/A 145 15 $ 32.00 04/24/2023 16 18 2
Put - Griffon Corp N/A 77 8 $ 31.00 04/24/2023 13 8 (5)
Put - Kellogg Co N/A 42 4 $ 60.00 03/20/2023 2 — (2)
Put - Kellogg Co N/A 163 16 $ 62.50 03/20/2023 8 2 (6)
Put - S&P 500 Index N/A 12 1 $ 3,700.00 05/22/2023 78 62 (16)
Put - S&P 500 Index N/A 16 2 $ 3,650.00 03/20/2023 256 6 (250)
Put - S&P 500 Index N/A 9 1 $ 3,750.00 04/24/2023 92 36 (56)
Put - S&P 500 Index N/A 12 1 $ 3,825.00 06/20/2023 92 119 27
Put - S&P 500 Index Weekly N/A 6 1 $ 3,600.00 03/01/2023 32 — (32)
Put - S&P 500 Index Weekly N/A 6 1 $ 3,825.00 03/01/2023 15 — (15)
Put - Siemens AG N/A 17 EUR 2 EUR 125.00 03/20/2023 4 1 (3)
Put - Siemens AG N/A 36 4 EUR 130.00 03/20/2023 7 2 (5)
Put - SPDR S&P 500 ETF TRUST N/A 33 $ 3 $ 405.00 03/20/2023 23 39 16
Put - Vale SA N/A 169 17 $ 15.00 04/24/2023 6 5 (1)
Put - Vale SA N/A 169 17 $ 15.00 03/20/2023 4 2 (2)
Total $ 771 $ 381 $ (390)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Activision Blizzard Inc N/A 15 $ 2 $ 72.00 03/20/2023 $ (7) $ (7) $ —
Call - Activision Blizzard Inc N/A 19 2 $ 72.50 04/24/2023 (8) (11) (3)
Call - Activision Blizzard Inc N/A 40 4 $ 70.00 03/20/2023 (22) (27) (5)
Call - Activision Blizzard Inc N/A 80 8 $ 72.50 03/20/2023 (46) (35) 11
Call - Activision Blizzard Inc N/A 8 1 $ 75.00 03/20/2023 (3) (2) 1
Call - Activision Blizzard Inc N/A 34 3 $ 70.00 04/24/2023 (28) (26) 2
Call - Apple Computer Inc. N/A 1 — $ 165.00 04/24/2023 — — —
Call - Baxter International Inc N/A 63 6 $ 45.00 05/22/2023 (28) (6) 22
Call - Baxter International Inc N/A 71 7 $ 37.50 05/22/2023 (31) (30) 1
Call - Baxter International Inc N/A 115 12 $ 47.50 05/22/2023 (62) (6) 56
Call - Bristol-Myers Squibb Co N/A 1 — $ 75.00 04/24/2023 — — —
Call - CISCO SYSTEMS N/A 1 — $ 52.50 04/24/2023 — — —
Call - Coca-Cola Co/The N/A 3 — $ 62.50 04/24/2023 — — —
Call - Deutsche Telekom AG N/A 94 EUR 9 EUR 20.50 03/20/2023 (4) (8) (4)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

Options (continued)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - Dufry AG N/A 35 CHF 4 CHF 40.00 03/20/2023 $ (10) $ (9) $ 1
Call - Emerson Electric Co N/A 60 $ 6 $ 90.00 03/20/2023 (31) (1) 30
Call - Emerson Electric Co N/A 35 4 $ 77.50 04/24/2023 (23) (24) (1)
Call - Emerson Electric Co N/A 66 7 $ 87.50 03/20/2023 (21) (2) 19
Call - Fidelity National Information
Services Inc
N/A 42 4 $ 65.00 04/24/2023 (25) (9) 16
Call - Fidelity National Information
Services Inc
N/A 45 5 $ 60.00 04/24/2023 (26) (22) 4
Call - Griffon Corp N/A 145 15 $ 37.00 04/24/2023 (83) (43) 40
Call - Griffon Corp N/A 73 7 $ 35.00 03/20/2023 (42) (19) 23
Call - Griffon Corp N/A 76 8 $ 33.00 03/20/2023 (43) (31) 12
Call - Griffon Corp N/A 77 8 $ 36.00 04/24/2023 (31) (26) 5
Call - Horizon Therapeutics PLC N/A 6 1 $ 120.00 05/22/2023 — — —
Call - Kellogg Co N/A 163 16 $ 67.50 03/20/2023 (66) (8) 58
Call - Kellogg Co N/A 42 4 $ 65.00 03/20/2023 (18) (7) 11
Call - Maxar Technologies Inc N/A 71 7 $ 50.00 03/20/2023 (15) (15) —
Call - Merck & Co Inc N/A 1 — $ 115.00 04/24/2023 — — —
Call - Microchip Technology Inc N/A 2 — $ 90.00 04/24/2023 — — —
Call - Morgan Stanley N/A 1 — $ 105.00 04/24/2023 — — —
Call - National Instruments Corp N/A 97 10 $ 50.00 03/20/2023 (32) (17) 15
Call - Oak Street Health Inc N/A 13 1 $ 35.00 04/24/2023 (1) (1) —
Call - QUALCOMM Inc N/A 1 — $ 140.00 04/24/2023 — — —
Call - Rogers Corp N/A 3 — $ 150.00 03/20/2023 (4) (1) 3
Call - SPDR S&P 500 ETF TRUST N/A 12 1 $ 420.00 03/20/2023 (7) — 7
Call - Starbucks Corp N/A 2 — $ 115.00 04/24/2023 — — —
Call - Valvoline Inc N/A 18 2 $ 35.00 04/24/2023 (3) (3) —
Put - S&P 500 Index N/A 12 1 $ 3,300.00 05/22/2023 (28) (16) 12
Put - S&P 500 Index N/A 9 1 $ 3,350.00 04/24/2023 (36) (6) 30
Put - S&P 500 Index N/A 12 1 $ 3,425.00 06/20/2023 (35) (36) (1)
Put - Siemens AG N/A 36 EUR 4 EUR 140.00 03/20/2023 (17) (4) 13
Put - Siemens AG N/A 17 2 EUR 135.00 03/20/2023 (8) (1) 7
Put - SPDR S&P 500 ETF TRUST N/A 33 $ 3 $ 390.00 03/20/2023 (11) (15) (4)
Put - Vale SA N/A 169 17 $ 16.00 04/24/2023 (12) (11) 1
Put - Vale SA N/A 169 17 $ 16.00 03/20/2023 (6) (5) 1
Total $ (873) $ (490) $ 383
Amounts in thousands except contracts/shares.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
3 Month SOFR; December 2023 Short 117 $ 27,714 $ 249
3 Month SOFR; June 2024 Short 107 25,542 69
Australia 10 Year Bond; March 2023 Short 78 6,176 11
Brent Crude; May 2023
(a)
Short 1 84 (1)
CAC40 Index; March 2023 Long 43 3,310 (1)
Canada 10 Year Bond; June 2023 Short 50 4,451 (11)
Cocoa; May 2023
(a)
Long 16 410 23
Coffee 'C'; May 2023
(a)
Short 11 769 (45)
Corn; May 2023
(a)
Long 52 1,639 (124)
Cotton No.2; May 2023
(a)
Short 13 546 (2)
DAX Index; March 2023 Long 18 7,333 330
DJ Euro Stoxx 50; March 2023 Short 121 5,435 (397)
DJ Euro Stoxx 50; March 2023 Long 150 6,738 352
Dollar Index; March 2023 Long 14 1,467 19
E-Mini DJIA Index; March 2023 Long 19 3,105 (141)
Euribor; December 2023 Short 76 19,314 81
Euribor; June 2024 Short 113 28,771 89
Euro Bond 10 Year Bond; March 2023 Short 47 6,607 252
Euro Schatz; March 2023 Short 284 31,535 511
Euro-Bobl 5 Year; March 2023 Short 115 14,010 402
Euro-BTP; March 2023 Short 9 1,073 45
FTSE100 Index; March 2023 Short 22 2,080 (109)
FTSE100 Index; March 2023 Long 112 10,591 331
Gasoline RBOB; April 2023
(a)
Long 10 1,110 (11)
Gold 100 oz; April 2023
(a)
Long 11 2,020 (117)
Hang Seng Index; March 2023 Short 9 1,132 35
ICE 3 Month Sterling Overnight Index Average; June 2024 Short 28 8,046 41
Japan 10 Year Bond TSE; March 2023 Short 13 14,002 24

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
KC HRW Wheat; July 2023
(a)
Short 25 $ 1,008 $ 87
LME Copper; June 2023
(a)
Long 8 $ 1,793 $ 9
LME Copper; March 2023
(a)
Short — — (191)
LME PRI Alum; June 2023
(a)
Short 1 60 (30)
LME PRI Alum; March 2023
(a)
Short — — (145)
LME Zinc; June 2023
(a)
Long 9 675 (22)
LME Zinc; March 2023
(a)
Short — — (130)
Low Sulphur Gasoline; April 2023
(a)
Long 7 577 —
Mini Japan 10 Year Bond; March 2023 Short 12 1,293 1
Nasdaq 100 E-Mini; March 2023 Long 1 241 (9)
Natural Gas; April 2023
(a)
Short 20 549 (49)
Nikkei 225 OSE; March 2023 Short 7 1,412 7
NY Harb ULSD; April 2023
(a)
Long 3 353 (1)
Russell 2000 Emini; March 2023 Short 125 11,869 (547)
Russell 2000 Emini; March 2023 Long 24 2,279 (67)
S&P 500 Emini; March 2023 Short 4 795 31
S&P 500 Emini; March 2023 Long 9 1,789 (70)
S&P Mid 400 Emini; March 2023 Short 2 521 (7)
Silver; May 2023
(a)
Long 3 316 (5)
Soybean Meal; May 2023
(a)
Long 23 1,074 (30)
Soybean Oil; May 2023
(a)
Short 14 504 8
Soybean; May 2023
(a)
Long 47 3,476 (116)
Sugar #11; May 2023
(a)
Long 47 1,056 15
UK 10 Year Gilt; June 2023 Short 43 5,170 44
US 10 Year Note; June 2023 Short 142 15,855 (15)
US 10 Year Ultra Note; June 2023 Short 35 4,102 10
US 2 Year Note; June 2023 Long 35 7,130 (16)
US 2 Year Note; June 2023 Short 159 32,393 31
US 5 Year Note; June 2023 Long 40 4,282 (10)
US 5 Year Note; June 2023 Short 154 16,486 3
US Long Bond; June 2023 Short 45 5,634 17
US Ultra Bond; June 2023 Short 12 1,621 14
Wheat; May 2023
(a)
Short 40 1,411 168
WTI Crude; April 2023
(a)
Short 3 231 (5)
Total $ 885
Amounts in thousands except contracts.
(a) All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.
Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 03/17/2023 AUD 11,853 $ 8,228 $ 4 $ (253)
Bank of America NA 03/17/2023 GBP 2,495 $ 3,062 — (59)
Bank of America NA 03/17/2023 CAD 3,560 $ 2,655 — (47)
Bank of America NA 03/17/2023 EUR 12,600 $ 13,541 — (202)
Bank of America NA 03/17/2023 JPY 1,320,967 $ 10,260 — (535)
Bank of America NA 03/17/2023 MXN 73,210 $ 3,672 318 —
Bank of America NA 03/17/2023 NZD 6,937 $ 4,414 — (126)
Bank of America NA 03/17/2023 CHF 3,375 $ 3,680 — (92)
Bank of America NA 03/17/2023 $ 4,759 NZD 7,607 59 (3)
Bank of America NA 03/17/2023 $ 109 MXN 2,112 — (6)
Bank of America NA 03/17/2023 $ 10,416 GBP 8,530 157 (2)
Bank of America NA 03/17/2023 $ 14,057 EUR 13,101 189 (1)
Bank of America NA 03/17/2023 $ 10,079 JPY 1,320,967 355 —
Bank of America NA 03/17/2023 $ 6,372 CHF 5,858 141 —
Bank of America NA 03/17/2023 $ 8,801 AUD 12,815 176 (1)
Bank of America NA 03/17/2023 $ 15,058 CAD 20,395 108 —
Barclays Bank PLC 03/15/2023 $ 3,724 EUR 3,519 — (1)
Barclays Bank PLC 04/28/2023 $ 126 EUR 115 4 —
Barclays Bank PLC 05/08/2023 NOK 3,842 EUR 346 4 —
BNP Paribas 03/15/2023 $ 2,786 GBP 2,271 54 —
Citigroup Inc 03/15/2023 $ 4,076 EUR 3,805 48 —
Citigroup Inc 03/24/2023 CZK 30,300 $ 1,358 5 —
Citigroup Inc 03/24/2023 EUR 1,250 $ 1,327 — (4)
Citigroup Inc 03/24/2023 KRW 2,125,000 $ 1,637 — (27)
Citigroup Inc 03/24/2023 THB 67,500 $ 1,955 — (41)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

Foreign Currency Contracts (continued)
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 03/24/2023 $ 3,115 ZAR 57,200 $ 6 $ —
Citigroup Inc 03/24/2023 $ 2,097 CNH 14,400 21 —
Citigroup Inc 03/24/2023 $ 948 BRL 4,900 16 —
Goldman Sachs & Co 03/10/2023 GBP 170 $ 209 — (5)
Goldman Sachs & Co 03/10/2023 $ 201 GBP 170 — (3)
Goldman Sachs & Co 03/22/2023 $ 27 GBP 22 — —
Goldman Sachs & Co 05/30/2023 $ 92 EUR 86 — —
JPMorgan Chase 03/03/2023 EUR 546 $ 583 — (5)
JPMorgan Chase 03/03/2023 $ 783 EUR 735 6 —
JPMorgan Chase 03/10/2023 GBP 338 $ 418 — (10)
JPMorgan Chase 03/10/2023 $ 408 GBP 339 1 —
JPMorgan Chase 03/15/2023 EUR 250 $ 267 — (2)
JPMorgan Chase 03/15/2023 $ 426 EUR 399 3 —
JPMorgan Chase 03/15/2023 $ 1,282 CAD 1,732 12 —
JPMorgan Chase 03/24/2023 EUR 1,650 $ 1,749 — (2)
JPMorgan Chase 03/24/2023 PLN 5,800 $ 1,301 1 —
JPMorgan Chase 03/24/2023 ZAR 7,200 $ 394 — (2)
JPMorgan Chase 03/24/2023 $ 1,312 CNH 9,050 8 —
JPMorgan Chase 03/24/2023 $ 1,054 MXN 19,500 — (8)
JPMorgan Chase 03/24/2023 $ 3,096 EUR 2,900 25 —
JPMorgan Chase 03/27/2023 $ 153 EUR 140 4 —
JPMorgan Chase 03/28/2023 $ 174 GBP 143 2 —
JPMorgan Chase 04/17/2023 $ 81 EUR 76 1 —
JPMorgan Chase 09/20/2023 $ 546 EUR 500 12 —
Merrill Lynch 04/28/2023 $ 208 EUR 190 7 —
Morgan Stanley & Co 03/15/2023 $ 866 CAD 1,180 1 —
Total $ 1,748 $ (1,437)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
February 28,
2023
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
Arab Republic of Egypt, 4.55%, 11/20/2023 10.39% (1.00)% Quarterly 12/20/2027 $ 150 $ 37 $ 9 $ 46
CDX.NA.HY.39 N/A (5.00)% Quarterly 12/20/2027 3,020 118 (164) (46)
CDX.NA.HY.39 N/A (5.00)% Quarterly 12/20/2027 1,905 19 (48) (29)
CDX.NA.HY.39 N/A (5.00)% Quarterly 12/20/2027 1,510 (22) (1) (23)
CDX.NA.HY.39 N/A (5.00)% Quarterly 12/20/2027 665 (11) 1 (10)
ITRX.38 N/A (5.00)% Quarterly 12/20/2027 EUR 5,600 (124) (72) (196)
Republic of South Africa, 5.87%, 09/16/2025 2.58% (1.00)% Quarterly 12/20/2027 $ 1,800 121 (5) 116
Turkey Government International Bond, 11.88%,
01/15/2030
5.65% (1.00)% Quarterly 12/20/2027 2,375 490 (83) 407
Total $ 628 $ (363) $ 265
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
3 Month KRW Certificate of Deposit Pay 3.25% Annual Annual N/A 03/15/2028 KRW 1,900,000 $ (25) $ — $ (25)
3 Month KRW Certificate of Deposit Pay 3.25% Quarterly Quarterly N/A 03/15/2028 850,000 (15) 4 (11)
3 Month Tel AVIV Inter-Bank Offered
Rate
Pay 3.21% Quarterly Annual N/A 03/15/2028 ILS 10,450 (130) 2 (128)
Brazil Cetip DI Interbank Deposit Rate Pay 11.77% Annual Annual N/A 01/02/2025 BRL 35,000 (131) — (131)
Brazil Cetip DI Interbank Deposit Rate Pay 11.77% Annual Annual N/A 01/02/2025 45,000 56 (190) (134)
MXN TIIE Banxico Pay 8.76% Monthly Monthly N/A 12/08/2032 MXN 16,200 (13) 1 (12)

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront Payments/
(Receipts)
Fair
Value
Sinacofi Chile Interbank Rate Avg Receive 7.37% Annual Annual N/A 11/29/2024 CLP 3,900,000 $ 138 $ — $ 138
Sinacofi Chile Interbank Rate Avg Receive 7.37% Annual Annual N/A 11/29/2024 3,000,000 102 4 106
Total $ (18) $ (179) $ (197)
Amounts in thousands.
(a)     Forward swap.
Total Return Equity Basket Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency Expiration Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset ----- Liability
Goldman Sachs & Co Floating rate based on
Overnight Bank Funding
Rate plus/less spread
Total return on a custom basket of
long securities traded in foreign
currencies but settle in USD
Monthly 04/06/2023-
02/22/2024
$ 4,299 $ — $ 122 $ —
JPMorgan Chase Floating rate based on
Overnight Bank Funding
Rate plus/less spread
Total return on a custom basket of
long and short securities traded in
foreign currencies but settle in USD
Monthly 09/01/2023-
03/27/2024
1,259 — 65 —
Morgan Stanley & Co
(a)
Floating rate based on 1
Day Federal Funds Rate
plus/less spread
Total return on a custom basket of
long and short securities traded in
USD
Monthly 07/29/2026 87,085 — 4,869 —
Total $ 92,643 $ — $ 5,056 $ —
The expiration dates are measured from the commencement of investment in each underlying swap position.
The fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.
Notional Amount represents the total absolute value of the underlying securities.
Top Underlying Securities includes the 50 largest components and any other components where the notional exceeds 1% of the notional amount of the index or custom basket.
Amounts in thousands.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

Description
Shares
Notional Amount
% of Total Absolute Notional Amount
Marathon Oil Corp
(32,908)
$ (828)
(0.95)%
Microsoft Corp
3,244
809
0.93%
Apple Inc
5,469
806
0.93%
Catalent Inc
(11,114)
(758)
(0.87)%
First Solar Inc
(4,336)
(733)
(0.84)%
Alphabet Inc - A Shares
7,590
684
0.79%
Coterra Energy Inc
(26,415)
(660)
(0.76)%
Western Digital Corp
(17,115)
(659)
(0.76)%
Clorox Co/The
(3,977)
(618)
(0.71)%
DISH Network Corp
(53,119)
(606)
(0.70)%
Enphase Energy Inc
(2,689)
(566)
(0.65)%
McCormick & Co Inc/MD
(7,535)
(560)
(0.64)%
Intel Corp
(21,517)
(536)
(0.62)%
Equinix Inc
(764)
(526)
(0.60)%
Westrock Co
(16,531)
(519)
(0.59)%
Huntington Ingalls Industries Inc
(2,404)
(517)
(0.59)%
Allstate Corp/The
(4,006)
(516)
(0.59)%
Becton Dickinson and Co
(2,180)
(511)
(0.59)%
Cummins Inc
(2,068)
(503)
(0.57)%
Iron Mountain Inc
(9,290)
(490)
(0.56)%
Constellation Energy Corp
6,412
480
0.55%
Sherwin-Williams Co/The
(2,166)
(479)
(0.55)%
Amcor PLC
(42,353)
(472)
(0.54)%
Juniper Networks Inc
(14,800)
(456)
(0.52)%
Advance Auto Parts Inc
(3,060)
(444)
(0.51)%
Alliant Energy Corp
(8,642)
(443)
(0.51)%
Williams Cos Inc/The
(14,717)
(443)
(0.51)%
Cisco Systems Inc
8,909
431
0.50%
Corteva Inc
(6,921)
(431)
(0.50)%
Align Technology Inc
(1,363)
(422)
(0.49)%
Caesars Entertainment Inc
(8,262)
(419)
(0.48)%
Tractor Supply Co
(1,771)
(413)
(0.47)%
Aptiv PLC
(3,529)
(410)
(0.47)%
Moody's Corp
(1,413)
(410)
(0.47)%
MSCI Inc
(779)
(407)
(0.47)%
Darden Restaurants Inc
(2,810)
(402)
(0.46)%
NXP Semiconductors NV
2,244
401
0.46%
ConocoPhillips
3,841
397
0.46%
Targa Resources Corp
(5,356)
(397)
(0.46)%
STERIS PLC
(2,102)
(395)
(0.45)%
Hormel Foods Corp
(8,823)
(392)
(0.45)%
JPMorgan Chase & Co
2,727
391
0.45%
Teradyne Inc
(3,865)
(391)
(0.45)%
PTC Inc
(3,093)
(388)
(0.45)%
Lam Research Corp
797
387
0.44%
Amazon.com Inc
4,038
381
0.44%
Chevron Corp
2,366
380
0.44%
PPG Industries Inc
(2,877)
(380)
(0.44)%
Tyler Technologies Inc
(1,175)
(377)
(0.43)%
Raytheon Technologies Corp
(3,835)
(376)
(0.43)%
(a) Top Underlying Securities GOTEBSUSD

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS - (7.08)% Shares Value (000's)
Advertising - (0.03)%
Interpublic Group of Cos Inc/The 2,588 $ 92
Omnicom Group Inc 425 38
$ 130
Aerospace & Defense - (0.15)%
CAE Inc 4,600 104
Lockheed Martin Corp 51 24
Northrop Grumman Corp 220 102
Raytheon Technologies Corp 4,574 449
$ 679
Airlines - (0.03)%
Air Canada 8,200 121
Automobile Manufacturers - (0.05)%
Renault SA 1,176 53
Toyota Motor Corp 12,600 172
$ 225
Automobile Parts & Equipment - (0.04)%
Denso Corp 2,100 112
Lear Corp 253 35
$ 147
Banks - (0.11)%
Commerzbank AG 19,437 237
Commonwealth Bank of Australia 3,014 204
Credit Agricole SA 3,801 46
M&T Bank Corp 100 16
$ 503
Beverages - (0.06)%
Davide Campari-Milano NV 493 6
Molson Coors Beverage Co 4,186 223
Remy Cointreau SA 184 32
$ 261
Biotechnology - (0.03)%
Alnylam Pharmaceuticals Inc 150 29
Bachem Holding AG 82 8
Seagen Inc 557 100
$ 137
Building Materials - (0.11)%
CRH PLC 810 38
Mohawk Industries Inc 1,696 174
Owens Corning 449 44
ROCKWOOL A/S 156 35
TOTO Ltd 4,800 160
$ 451
Chemicals - (0.23)%
Akzo Nobel NV 1,657 121
Asahi Kasei Corp 10,300 72
Chr Hansen Holding A/S 10 1
Croda International PLC 108 9
Ecolab Inc 834 133
EMS-Chemie Holding AG 7 5
International Flavors & Fragrances Inc 196 18
Koninklijke DSM NV 1,685 208
Nippon Paint Holdings Co Ltd 1,000 9
Nippon Sanso Holdings Corp 13,600 242
Novozymes A/S 1,327 64
OCI NV 3,700 123
$ 1,005
Commercial Services - (0.19)%
Adecco Group AG 1,310 47
Affirm Holdings Inc 576 8
Clarivate PLC 70 1
Dai Nippon Printing Co Ltd 10,600 284
Equifax Inc 300 61
IDP Education Ltd 653 13
Quanta Services Inc 1,368 221
Ritchie Bros Auctioneers Inc 1,383 85
S&P Global Inc 280 96
Transurban Group 4,479 43
Worldline SA/France 209 9
$ 868
COMMON STOCKS (continued) Shares Value (000’s)
Computers - (0.30)%
Bechtle AG 2,064 $ 87
Dell Technologies Inc 9,007 366
Fujitsu Ltd 1,000 128
HP Inc 8,714 257
International Business Machines Corp 3,275 423
Leidos Holdings Inc 115 11
Logitech International SA 1,078 59
$ 1,331
Consumer Products - (0.14)%
Clorox Co/The 2,609 406
Kimberly-Clark Corp 1,598 200
$ 606
Cosmetics & Personal Care - (0.20)%
Beiersdorf AG 2,912 348
Kose Corp 2,700 305
Shiseido Co Ltd 3,200 147
Unilever PLC 2,035 101
$ 901
Distribution & Wholesale - 0.00%
D'ieteren Group 100 19
Diversified Financial Services - (0.24)%
Apollo Global Management Inc 1,984 141
Capital One Financial Corp 213 23
Invesco Ltd 15,659 277
Japan Exchange Group Inc 13,300 198
Julius Baer Group Ltd 510 34
LPL Financial Holdings Inc 159 40
Mitsubishi HC Capital Inc 35,500 185
Singapore Exchange Ltd 1,900 12
St James's Place PLC 9,885 152
$ 1,062
Electric - (0.23)%
Elia Group SA/NV 1,196 158
Kansai Electric Power Co Inc/The 71,900 675
NextEra Energy Inc 999 71
Origin Energy Ltd 2,370 13
Power Assets Holdings Ltd 11,000 59
$ 976
Electronics - (0.06)%
Azbil Corp 6,900 179
Trimble Inc 2,042 106
$ 285
Energy - Alternate Sources - (0.04)%
Vestas Wind Systems A/S 5,723 163
Engineering & Construction - (0.13)%
Acciona SA 162 31
CK Infrastructure Holdings Ltd 22,500 119
Keppel Corp Ltd 66,900 272
Shimizu Corp 24,800 134
$ 556
Entertainment - (0.02)%
Flutter Entertainment PLC 441 71
Environmental Control - (0.13)%
GFL Environmental Inc 5,700 173
Kurita Water Industries Ltd 8,600 389
$ 562
Food - (0.09)%
Kerry Group PLC 1,997 191
Kikkoman Corp 500 23
Ocado Group PLC 6,985 46
Orkla ASA 18,279 123
$ 383
Forest Products & Paper - (0.13)%
Svenska Cellulosa AB SCA 18,921 264
UPM-Kymmene Oyj 8,467 307
$ 571
Gas - (0.07)%
Naturgy Energy Group SA 11,404 314

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Hand & Machine Tools - (0.08)%
Makita Corp 3,700 $ 90
Schindler Holding AG - PC 1,104 248
$ 338
Healthcare - Products - (0.24)%
Alcon Inc 3,052 208
Danaher Corp 1,093 271
Demant A/S 764 23
DiaSorin SpA 632 76
Getinge AB 3,848 83
Novocure Ltd 230 18
Olympus Corp 2,000 34
PerkinElmer Inc 215 27
STERIS PLC 1,329 250
$ 990
Healthcare - Services - (0.12)%
BioMerieux 2,376 233
Fresenius Medical Care AG & Co KGaA 1,888 74
Ramsay Health Care Ltd 5,188 235
$ 542
Home Furnishings - (0.05)%
Panasonic Holdings Corp 6,000 52
Sharp Corp/Japan 6,800 47
Whirlpool Corp 906 125
$ 224
Housewares - (0.05)%
Newell Brands Inc 14,030 206
Insurance - (0.19)%
Aegon NV 205 1
Ageas SA/NV 2,931 132
AIA Group Ltd 10,200 108
Aon PLC 85 26
Equitable Holdings Inc 2,643 83
Erie Indemnity Co 679 160
Prudential Financial Inc 1,045 104
Prudential PLC 15,051 230
$ 844
Internet - (0.06)%
Chewy Inc 1,998 81
Roku Inc 215 14
Sea Ltd ADR 433 27
Snap Inc Class A 5,161 52
Zillow Group Inc - C Shares 1,692 71
$ 245
Investment Companies - (0.35)%
EXOR NV 3,933 325
Groupe Bruxelles Lambert NV 1,577 132
Industrivarden AB - C Shares 6,242 171
Investor AB - B Shares 36,844 712
Kinnevik AB - B Shares 4,472 66
Sofina SA 473 118
$ 1,524
Iron & Steel - (0.03)%
Cleveland-Cliffs Inc 1,021 22
Mineral Resources Ltd 1,405 78
$ 100
Leisure Products & Services - (0.10)%
Carnival Corp 4,286 46
Yamaha Corp 10,300 391
$ 437
Lodging - (0.02)%
Whitbread PLC 1,255 47
Wynn Resorts Ltd 403 44
$ 91
Machinery - Construction & Mining - (0.15)%
Hitachi Ltd 10,500 531
Mitsubishi Heavy Industries Ltd 4,000 147
$ 678
COMMON STOCKS (continued) Shares Value (000’s)
Machinery - Diversified - (0.18)%
Hexagon AB 11,196 $ 124
Husqvarna AB 9,138 81
Kubota Corp 37,400 564
Yaskawa Electric Corp 500 20
$ 789
Media - (0.08)%
Bollore SE 34,487 193
DISH Network Corp 629 7
News Corp - A Shares 546 9
Warner Bros Discovery Inc 10,397 162
$ 371
Metal Fabrication & Hardware - (0.03)%
SKF AB 7,484 142
Mining - (0.29)%
Agnico Eagle Mines Ltd 2,900 133
Agnico Eagle Mines Ltd 3,980 183
Cameco Corp 1,200 33
First Quantum Minerals Ltd 4,300 94
Franco-Nevada Corp 400 51
Ivanhoe Mines Ltd 10,400 87
Pan American Silver Corp 16,907 251
Sumitomo Metal Mining Co Ltd 11,400 424
$ 1,256
Miscellaneous Manufacturers - (0.06)%
Alstom SA 8,256 242
Teledyne Technologies Inc 38 16
$ 258
Oil & Gas - (0.15)%
Baytex Energy Corp 30 —
Devon Energy Corp 4,585 247
Hess Corp 472 64
Marathon Oil Corp 1,159 29
Occidental Petroleum Corp 681 40
Santos Ltd 5,829 27
Texas Pacific Land Corp 119 212
$ 619
Oil & Gas Services - (0.03)%
Sembcorp Marine Ltd 1,277,790 120
Packaging & Containers - (0.03)%
Amcor PLC 3,588 40
Ball Corp 1,092 61
Crown Holdings Inc 602 52
SIG Group AG 705 17
$ 170
Pharmaceuticals - (0.11)%
AbbVie Inc 909 140
Amplifon SpA 1,473 43
Cardinal Health Inc 719 54
Orion Oyj 4,636 218
Otsuka Holdings Co Ltd 1,200 36
$ 491
Pipelines - (0.01)%
Enbridge Inc 1,400 53
Private Equity - (0.09)%
3i Group PLC 5,565 109
EQT AB 1,578 35
KKR & Co Inc 4,038 228
$ 372
Real Estate - (0.32)%
CBRE Group Inc 3,041 259
FirstService Corp 1,400 192
LEG Immobilien SE 462 33
Mitsubishi Estate Co Ltd 10,300 128
Nomura Real Estate Holdings Inc 3,100 69
REA Group Ltd 1,880 155
Sagax AB 7,821 192
Sumitomo Realty & Development Co Ltd 2,800 66
Swiss Prime Site AG 295 25
UOL Group Ltd 13,600 69

Consolidated Schedule of Investments
Global Multi-Strategy Fund
February 28, 2023 (unaudited)
See accompanying notes.

Short Sales Outstanding
COMMON STOCKS (continued) Shares Value (000’s)
Real Estate (continued)
Wharf Real Estate Investment Co Ltd 27,000 $ 148
$ 1,336
Retail - (0.21)%
CarMax Inc 1,787 123
Dollar Tree Inc 2,485 361
McDonald's Holdings Co Japan Ltd 1,400 55
Nitori Holdings Co Ltd 2,000 226
Pan Pacific International Holdings Corp 3,000 55
Reece Ltd 11,263 125
Starbucks Corp 2 —
$ 945
Semiconductors - (0.36)%
Broadcom Inc 1,690 1,004
Intel Corp 624 16
Lasertec Corp 1,000 163
MaxLinear Inc 2,230 76
ON Semiconductor Corp 3,626 281
Teradyne Inc 558 56
$ 1,596
Software - (0.27)%
Akamai Technologies Inc 4,023 292
Broadridge Financial Solutions Inc 1,724 243
Cloudflare Inc 348 21
Electronic Arts Inc 366 41
Fidelity National Information Services Inc 272 17
Jack Henry & Associates Inc 662 109
Koei Tecmo Holdings Co Ltd 15,000 251
Take-Two Interactive Software Inc 417 46
Temenos AG 596 44
Tyler Technologies Inc 207 66
$ 1,130
Telecommunications - (0.13)%
Deutsche Telekom AG 6,913 155
Lumen Technologies Inc 12,285 42
T-Mobile US Inc 2,485 353
$ 550
Toys, Games & Hobbies - (0.03)%
Hasbro Inc 2,425 133
Transportation - (0.43)%
Canadian Pacific Railway Ltd 2,200 167
CH Robinson Worldwide Inc 3,062 306
Frontline PLC 15,508 293
Keisei Electric Railway Co Ltd 10,500 303
Kintetsu Group Holdings Co Ltd 6,900 209
MTR Corp Ltd 57,633 290
Old Dominion Freight Line Inc 211 72
West Japan Railway Co 4,600 179
$ 1,819
Water - (0.02)%
United Utilities Group PLC 3,409 42
Veolia Environnement SA 1,839 55
$ 97
TOTAL COMMON STOCKS (proceeds $30,327) $ 30,793
PREFERRED STOCKS - 0.00%
Consumer Products - 0.00%
Henkel AG & Co KGaA 1.85% 83 $ 6
TOTAL PREFERRED STOCKS (proceeds $8) $ 6
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (0.02)%
Principal
Amount (000's) Value (000's)
U.S. Treasury - (0.02)%
3.25%, 06/30/2029 $ 73 $ 70
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $75) $ 70
TOTAL SHORT SALES (proceeds $30,410) $ 30,869

Schedule of Investments
Global Sustainable Listed Infrastructure Fund
February 28, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.56% Shares Held Value (000's)
Money Market Funds - 4.56%
Principal Government Money Market Fund -
Class R-6 4.48%
(a),(b)
685,245 $ 685
TOTAL INVESTMENT COMPANIES $ 685
COMMON STOCKS - 95.03% Shares Held Value (000's)
Commercial Services - 5.98%
Atlas Arteria Ltd 39,391 $ 181
Transurban Group 75,338 717
$ 898
Electric - 42.90%
ALLETE Inc 6,932 424
American Electric Power Co Inc 7,749 682
CenterPoint Energy Inc 18,377 511
CLP Holdings Ltd 21,000 149
CMS Energy Corp 6,768 399
DTE Energy Co 3,705 406
EDP Renovaveis SA 3,438 70
Emera Inc 11,500 456
Enel Chile SA ADR 119,431 254
Enel SpA 26,844 151
Entergy Corp 3,357 345
National Grid PLC 52,020 653
NextEra Energy Inc 11,783 837
Public Service Enterprise Group Inc 10,093 610
Sempra Energy 3,272 491
$ 6,438
Engineering & Construction - 16.63%
Aena SME SA
(c),(d)
4,506 697
Beijing Capital International Airport Co Ltd
(c)
414,000 303
Cellnex Telecom SA - Rights
(d)
14,266 535
China Tower Corp Ltd
(d)
3,024,000 328
Enav SpA
(d)
62,067 275
Grupo Aeroportuario del Centro Norte SAB de
CV
12,861 123
Vinci SA 2,069 235
$ 2,496
Gas - 2.22%
China Resources Gas Group Ltd 78,900 333
Pipelines - 10.19%
DT Midstream Inc 8,346 419
Gibson Energy Inc 23,200 390
ONEOK Inc 2,316 151
Williams Cos Inc/The 18,933 570
$ 1,530
REITs - 4.98%
American Tower Corp 3,772 747
Transportation - 8 .21%
Canadian National Railway Co 4,800 547
East Japan Railway Co 5,900 298
Kyushu Railway Co 17,700 387
$ 1,232
Water - 3.92%
Aguas Andinas SA 1,176,091 281
Cia de Saneamento do Parana 22,800 74
Severn Trent PLC 7,065 233
$ 588
TOTAL COMMON STOCKS $ 14,262
Total Investments $ 14,947
Other Assets and Liabilities -  0.41% 62
TOTAL NET ASSETS - 100.00% $ 15,009
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Current yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,835 or 12.23% of net assets.
Portfolio Summary
Location Percent
United States 48.48%
Canada 9.28%
Spain 8.67%
Australia 5.98%
United Kingdom 5.90%
Japan 4.57%
China 4.21%
Chile 3.56%
Hong Kong 3.21%
Italy 2.84%
France 1.57%
Mexico 0.82%
Brazil 0.50%
Other Assets and Liabilities
0.41%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Global Sustainable Listed Infrastructure Fund
February 28, 2023 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2022 Purchases Sales February 28, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.48% $ — $ 6,303 $ 5,618 $ 685
Principal Government Money Market Fund - Institutional Class 4.43% — 10,091 10,091 —
$ — $ 16,394 $ 15,709 $ 685
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.48% $ 7 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.43% 4 — — —
$ 11 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
International Equity Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .72 % Shares Held Value (000's)
Exchange-Traded Funds - 2 .32%
iShares MSCI EAFE ETF
(a)
338,300 $ 23,461
Money Market Funds - 1 .40%
BlackRock Liquidity FedFund - Institutional
Class 4.42%
(b),(c)
7,075,043 7,075
Principal Government Money Market Fund -
Class R-6 4.48%
(b),(c),(d)
7,106,108 7,106
$ 14,181
TOTAL INVESTMENT COMPANIES $ 37,642
COMMON STOCKS - 96 .63 % Shares Held Value (000's)
Advertising - 0 .26%
Dentsu Group Inc 13,500 $ 433
Hakuhodo DY Holdings Inc 15,300 171
Publicis Groupe SA 15,032 1,193
WPP PLC 70,469 867
$ 2,664
Aerospace & Defense - 1 .46%
Airbus SE 38,898 5,094
BAE Systems PLC 203,261 2,195
Dassault Aviation SA 1,648 283
Elbit Systems Ltd 1,751 296
MTU Aero Engines AG 3,516 849
Rheinmetall AG 2,867 729
Rolls-Royce Holdings PLC
(e)
550,594 959
Safran SA 22,490 3,176
Singapore Technologies Engineering Ltd 102,600 272
Thales SA 7,021 982
$ 14,835
Agriculture - 0 .86%
British American Tobacco PLC 139,935 5,296
Imperial Brands PLC 58,915 1,419
Japan Tobacco Inc 78,900 1,605
Wilmar International Ltd 126,300 369
$ 8,689
Airlines - 0 .14%
ANA Holdings Inc
(a),(e)
10,500 213
Deutsche Lufthansa AG
(e)
39,331 407
Japan Airlines Co Ltd
(e)
9,400 177
Qantas Airways Ltd
(e)
60,810 262
Singapore Airlines Ltd 88,100 372
$ 1,431
Apparel - 2 .43%
Adidas AG 10,660 1,592
Burberry Group PLC 25,323 752
Hermes International 2,083 3,770
Kering SA 4,927 2,889
LVMH Moet Hennessy Louis Vuitton SE 18,213 15,141
Puma SE 6,947 442
$ 24,586
Automobile Manufacturers - 3 .01%
Bayerische Motoren Werke AG 21,785 2,248
Daimler Truck Holding AG 29,782 943
Ferrari NV 8,295 2,152
Honda Motor Co Ltd 107,200 2,788
Isuzu Motors Ltd 38,300 458
Mazda Motor Corp 37,400 335
Mercedes-Benz Group AG 52,796 4,046
Nissan Motor Co Ltd 152,600 593
Renault SA 12,647 566
Stellantis NV 148,008 2,589
Subaru Corp 40,400 647
Suzuki Motor Corp 24,200 849
Toyota Motor Corp 697,700 9,509
Volkswagen AG 1,942 345
Volvo AB - A Shares
(a)
13,175 274
Volvo AB - B Shares 99,296 1,987
Volvo Car AB
(a),(e)
39,190 185
$ 30,514
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .69%
Aisin Corp 9,600 $ 263
Bridgestone Corp 37,600 1,439
Cie Generale des Etablissements Michelin SCA 44,639 1,402
Continental AG 7,237 520
Denso Corp 28,500 1,515
Koito Manufacturing Co Ltd 13,700 230
NGK Insulators Ltd 15,600 207
Sumitomo Electric Industries Ltd 47,000 579
Toyota Industries Corp 9,600 563
Valeo 13,618 283
$ 7,001
Banks - 10 .99%
ABN AMRO Bank NV
(f)
26,575 469
AIB Group PLC 70,364 300
ANZ Group Holdings Ltd 196,824 3,256
Banco Bilbao Vizcaya Argentaria SA 396,788 3,084
Banco Santander SA 1,105,084 4,351
Bank Hapoalim BM 83,566 699
Bank Leumi Le-Israel BM 101,582 790
Bank of Ireland Group PLC 70,427 776
Banque Cantonale Vaudoise 1,982 177
Barclays PLC 1,043,280 2,189
BNP Paribas SA 73,097 5,110
BOC Hong Kong Holdings Ltd 243,000 822
CaixaBank SA 291,718 1,253
Chiba Bank Ltd/The 34,800 255
Commerzbank AG 70,044 853
Commonwealth Bank of Australia 111,502 7,533
Concordia Financial Group Ltd 71,600 308
Credit Agricole SA 80,081 976
Credit Suisse Group AG 237,010 714
Danske Bank A/S
(e)
45,385 1,054
DBS Group Holdings Ltd 119,100 3,022
Deutsche Bank AG 135,994 1,695
DNB Bank ASA 61,208 1,221
Erste Group Bank AG 22,624 888
FinecoBank Banca Fineco SpA 40,145 694
First International Bank Of Israel Ltd/The 3,630 129
Hang Seng Bank Ltd 50,300 818
HSBC Holdings PLC 1,313,927 10,065
ING Groep NV 245,210 3,432
Intesa Sanpaolo SpA 1,062,058 2,869
Israel Discount Bank Ltd 81,395 386
Japan Post Bank Co Ltd
(a)
27,100 234
KBC Group NV 16,457 1,229
Lloyds Banking Group PLC 4,426,976 2,796
Macquarie Group Ltd 24,158 3,068
Mediobanca Banca di Credito Finanziario SpA 39,070 417
Mitsubishi UFJ Financial Group Inc 786,400 5,575
Mizrahi Tefahot Bank Ltd 10,151 302
Mizuho Financial Group Inc 158,580 2,472
National Australia Bank Ltd 207,447 4,176
NatWest Group PLC 349,710 1,228
Nordea Bank Abp 217,691 2,759
Oversea-Chinese Banking Corp Ltd 222,700 2,093
Resona Holdings Inc 142,100 783
Shizuoka Financial Group Inc 29,300 234
Skandinaviska Enskilda Banken AB 106,328 1,330
Societe Generale SA 53,126 1,531
Standard Chartered PLC 161,906 1,532
Sumitomo Mitsui Financial Group Inc 85,900 3,752
Sumitomo Mitsui Trust Holdings Inc 21,944 813
Svenska Handelsbanken AB 95,975 1,018
Swedbank AB 59,588 1,217
UBS Group AG 220,327 4,789
UniCredit SpA 126,409 2,586
United Overseas Bank Ltd 77,600 1,720
Westpac Banking Corp 230,376 3,484
$ 111,326

Schedule of Investments
International Equity Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Beverages - 2 .10%
Anheuser-Busch InBev SA/NV 57,153 $ 3,467
Asahi Group Holdings Ltd 30,100 1,064
Budweiser Brewing Co APAC Ltd
(f)
113,200 339
Carlsberg AS 6,405 905
Coca-Cola Europacific Partners PLC 13,527 744
Coca-Cola HBC AG
(e)
13,265 340
Davide Campari-Milano NV 34,394 385
Diageo PLC 149,594 6,348
Endeavour Group Ltd/Australia 94,278 433
Heineken Holding NV 7,580 648
Heineken NV 17,055 1,738
JDE Peet's NV 6,612 195
Kirin Holdings Co Ltd 54,100 810
Pernod Ricard SA 13,578 2,833
Remy Cointreau SA 1,532 269
Suntory Beverage & Food Ltd 9,100 319
Treasury Wine Estates Ltd 47,497 447
$ 21,284
Biotechnology - 0 .96%
Argenx SE
(e)
3,640 1,325
Bachem Holding AG
(a)
2,185 218
CSL Ltd 31,729 6,313
Genmab A/S
(e)
4,334 1,631
Swedish Orphan Biovitrum AB
(e)
11,211 258
$ 9,745
Building Materials - 1 .76%
AGC Inc 12,700 470
Cie de Saint-Gobain 32,241 1,916
CRH PLC 49,157 2,309
Daikin Industries Ltd 16,400 2,804
Geberit AG 2,361 1,274
HeidelbergCement AG 9,529 654
Holcim AG
(e)
36,475 2,251
Investment AB Latour 9,741 202
James Hardie Industries PLC 29,323 611
Kingspan Group PLC 10,162 665
Lixil Corp 18,800 300
Nibe Industrier AB 99,720 1,031
ROCKWOOL A/S 598 136
Sika AG 9,610 2,695
TOTO Ltd 9,300 311
Xinyi Glass Holdings Ltd 121,000 226
$ 17,855
Chemicals - 2 .75%
Air Liquide SA 34,439 5,471
Akzo Nobel NV 11,949 874
Arkema SA 3,949 400
Asahi Kasei Corp 82,500 575
BASF SE 60,435 3,094
Brenntag SE 10,165 766
Chr Hansen Holding A/S 6,889 478
Clariant AG
(e)
14,197 230
Covestro AG
(f)
12,712 559
Croda International PLC 9,188 725
EMS-Chemie Holding AG 462 350
Evonik Industries AG 13,798 295
Givaudan SA 608 1,833
ICL Group Ltd 46,651 339
Johnson Matthey PLC 12,070 317
Koninklijke DSM NV 11,501 1,417
Mitsubishi Chemical Group Corp 84,200 490
Mitsui Chemicals Inc 12,100 292
Nippon Paint Holdings Co Ltd 54,500 476
Nippon Sanso Holdings Corp 11,300 201
Nissan Chemical Corp 8,300 364
Nitto Denko Corp 9,400 566
Novozymes A/S 13,457 648
OCI NV 6,929 230
Shin-Etsu Chemical Co Ltd 24,400 3,383
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Solvay SA 4,876 $ 557
Sumitomo Chemical Co Ltd 98,000 343
Symrise AG 8,738 893
Toray Industries Inc 91,200 522
Tosoh Corp 17,100 233
Umicore SA 13,781 459
Yara International ASA 10,893 518
$ 27,898
Commercial Services - 2 .51%
Adecco Group AG 10,527 375
Adyen NV
(e),(f)
1,427 2,023
Amadeus IT Group SA
(e)
29,642 1,864
Ashtead Group PLC 28,895 1,912
Brambles Ltd 91,373 790
Bureau Veritas SA 19,346 553
Dai Nippon Printing Co Ltd 14,600 391
Edenred 16,422 924
Experian PLC 60,616 2,044
GMO Payment Gateway Inc 2,800 230
IDP Education Ltd 13,735 264
Intertek Group PLC 10,618 533
Nexi SpA
(e),(f)
38,837 313
Nihon M&A Center Holdings Inc 19,900 166
Persol Holdings Co Ltd 11,600 232
Randstad NV 7,867 483
Recruit Holdings Co Ltd 94,800 2,542
RELX PLC 126,031 3,800
Rentokil Initial PLC 165,820 1,020
Secom Co Ltd 13,800 803
Securitas AB 32,376 279
SGS SA 420 963
TOPPAN INC 17,200 311
Transurban Group 202,333 1,925
Worldline SA/France
(e),(f)
15,739 656
$ 25,396
Computers - 1 .08%
BayCurrent Consulting Inc 8,600 338
Bechtle AG 5,386 227
Capgemini SE 10,776 2,021
Check Point Software Technologies Ltd
(e)
6,602 817
Computershare Ltd 35,753 595
CyberArk Software Ltd
(e)
2,679 388
Fujitsu Ltd 13,000 1,669
Itochu Techno-Solutions Corp 6,300 140
Logitech International SA 11,390 622
NEC Corp 16,100 576
Nomura Research Institute Ltd 26,043 582
NTT Data Corp 41,500 576
Obic Co Ltd 4,600 674
Otsuka Corp 7,400 249
Ricoh Co Ltd 36,200 281
SCSK Corp 10,200 148
Teleperformance 3,890 1,010
$ 10,913
Consumer Products - 0 .37%
Henkel AG & Co KGaA 6,837 473
Reckitt Benckiser Group PLC 47,091 3,267
$ 3,740
Cosmetics & Personal Care - 2 .11%
Beiersdorf AG 6,633 791
Essity AB 40,072 1,081
Haleon PLC
(e)
334,202 1,293
Kao Corp 30,800 1,147
Kose Corp 2,200 249
L'Oreal SA 15,891 6,281
Shiseido Co Ltd 26,300 1,212
Unicharm Corp 26,500 981
Unilever PLC 166,803 8,305
$ 21,340

Schedule of Investments
International Equity Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 1 .25%
Bunzl PLC 22,215 $ 792
D'ieteren Group 1,638 317
IMCD NV 3,750 594
ITOCHU Corp 78,100 2,334
Marubeni Corp 101,700 1,298
Mitsubishi Corp 82,600 2,806
Mitsui & Co Ltd 94,200 2,644
Sumitomo Corp 74,000 1,261
Toyota Tsusho Corp 13,900 567
$ 12,613
Diversified Financial Services - 1 .55%
abrdn plc 133,459 360
AerCap Holdings NV
(e)
8,898 556
Amundi SA
(f)
4,022 264
ASX Ltd 12,738 582
Daiwa Securities Group Inc 87,700 419
Deutsche Boerse AG 12,502 2,180
Euronext NV
(f)
5,639 411
Futu Holdings Ltd ADR
(a),(e)
3,920 193
Hargreaves Lansdown PLC 23,407 233
Hong Kong Exchanges & Clearing Ltd 79,200 3,172
Japan Exchange Group Inc 33,000 492
Julius Baer Group Ltd 14,068 933
London Stock Exchange Group PLC 21,556 1,923
Mitsubishi HC Capital Inc 43,400 227
Nomura Holdings Inc 191,400 789
ORIX Corp 78,600 1,409
SBI Holdings Inc 16,090 347
Schroders PLC 58,341 348
Singapore Exchange Ltd 56,300 364
St James's Place PLC 35,809 551
$ 15,753
Electric - 2 .58%
BKW AG 1,391 203
Chubu Electric Power Co Inc 42,300 438
CLP Holdings Ltd 108,000 764
E.ON SE 147,730 1,612
EDP - Energias de Portugal SA 182,661 920
EDP Renovaveis SA 18,960 388
Elia Group SA/NV 2,176 287
Endesa SA 20,899 410
Enel SpA 535,180 3,002
Engie SA 120,182 1,754
Fortum Oyj 29,519 451
Iberdrola SA 404,328 4,635
Kansai Electric Power Co Inc/The 46,300 435
Mercury NZ Ltd 45,599 177
Meridian Energy Ltd 84,920 279
National Grid PLC 240,847 3,022
Origin Energy Ltd 113,357 608
Orsted AS
(f)
12,448 1,083
Power Assets Holdings Ltd 91,000 487
Red Electrica Corp SA 26,701 443
RWE AG 42,270 1,794
SSE PLC 71,122 1,488
Terna - Rete Elettrica Nazionale 92,580 696
Tokyo Electric Power Co Holdings Inc
(e)
100,400 333
Verbund AG 4,480 387
$ 26,096
Electrical Components & Equipment - 1 .15%
ABB Ltd 103,424 3,442
Brother Industries Ltd 15,400 226
Legrand SA 17,556 1,622
Prysmian SpA 16,761 644
Schneider Electric SE 35,698 5,728
$ 11,662
COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics - 1 .18%
Assa Abloy AB 65,951 $ 1,605
Azbil Corp 7,500 195
Halma PLC 24,980 650
Hirose Electric Co Ltd 1,999 244
Hoya Corp 23,600 2,336
Ibiden Co Ltd 7,400 254
Kyocera Corp 21,100 1,038
MINEBEA MITSUMI Inc 23,800 413
Murata Manufacturing Co Ltd 37,700 2,018
Nidec Corp 29,400 1,492
Shimadzu Corp 15,500 448
TDK Corp 25,500 854
Venture Corp Ltd 18,200 232
Yokogawa Electric Corp 15,000 224
$ 12,003
Energy - Alternate Sources - 0 .20%
Corp ACCIONA Energias Renovables SA 4,331 168
Vestas Wind Systems A/S 66,449 1,896
$ 2,064
Engineering & Construction - 1 .22%
Acciona SA 1,625 306
ACS Actividades de Construccion y Servicios SA 14,267 433
Aena SME SA
(e),(f)
4,935 764
Aeroports de Paris
(e)
1,954 283
Auckland International Airport Ltd
(e)
82,374 445
Bouygues SA 14,786 500
Cellnex Telecom SA - Rights
(f)
37,188 1,395
CK Infrastructure Holdings Ltd 41,000 216
Eiffage SA 5,481 602
Ferrovial SA 32,065 890
Infrastrutture Wireless Italiane SpA
(f)
22,113 243
Kajima Corp 27,800 332
Keppel Corp Ltd 95,800 389
Lendlease Corp Ltd 45,349 232
Obayashi Corp 42,700 316
Shimizu Corp 36,300 196
Skanska AB 22,386 407
Taisei Corp 11,900 388
Vinci SA 35,412 4,027
$ 12,364
Entertainment - 0 .93%
Aristocrat Leisure Ltd 39,075 957
Entain PLC 38,746 633
Evolution AB
(f)
12,031 1,452
Flutter Entertainment PLC
(e)
10,995 1,765
Genting Singapore Ltd 397,800 301
La Francaise des Jeux SAEM
(f)
6,911 273
Lottery Corp Ltd/The
(e)
146,457 510
Oriental Land Co Ltd/Japan 13,200 2,108
Toho Co Ltd/Tokyo 7,300 254
Universal Music Group NV 47,731 1,125
$ 9,378
Environmental Control - 0 .03%
Kurita Water Industries Ltd 6,800 307
Food - 4 .33%
Aeon Co Ltd 43,000 802
Ajinomoto Co Inc 30,100 888
Associated British Foods PLC 23,413 564
Barry Callebaut AG 235 468
Carrefour SA 39,067 772
Chocoladefabriken Lindt & Spruengli AG - PC 69 756
Chocoladefabriken Lindt & Spruengli AG - REG 7 775
CK Hutchison Holdings Ltd 176,132 1,052
Coles Group Ltd 88,067 1,076
Danone SA 42,246 2,375
HelloFresh SE
(e)
10,748 241
J Sainsbury PLC 115,723 373
Jeronimo Martins SGPS SA 18,632 383
Kerry Group PLC 10,479 1,003

Schedule of Investments
International Equity Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Kesko Oyj 17,971 $ 390
Kikkoman Corp 9,500 444
Kobe Bussan Co Ltd 9,800 268
Koninklijke Ahold Delhaize NV 68,809 2,185
MEIJI Holdings Co Ltd 7,400 339
Mowi ASA 27,220 470
Nestle SA 180,951 20,388
Nisshin Seifun Group Inc 12,995 150
Nissin Foods Holdings Co Ltd 4,100 342
Ocado Group PLC
(e)
38,021 251
Orkla ASA 49,420 333
Salmar ASA 4,297 178
Seven & i Holdings Co Ltd
(a)
49,500 2,213
Tesco PLC 487,053 1,492
WH Group Ltd
(f)
548,500 319
Woolworths Group Ltd 80,045 1,985
Yakult Honsha Co Ltd 8,600 586
$ 43,861
Food Service - 0 .32%
Compass Group PLC 115,597 2,671
Sodexo SA 5,821 539
$ 3,210
Forest Products & Paper - 0 .39%
Holmen AB 6,172 249
Mondi PLC 31,949 537
Oji Holdings Corp 53,300 216
Smurfit Kappa Group PLC 16,264 607
Stora Enso Oyj 36,265 513
Svenska Cellulosa AB SCA 39,866 556
UPM-Kymmene Oyj 35,119 1,273
$ 3,951
Gas - 0 .28%
Enagas SA 16,376 294
Hong Kong & China Gas Co Ltd 736,387 692
Naturgy Energy Group SA 9,569 263
Osaka Gas Co Ltd 24,600 399
Snam SpA 132,688 652
Tokyo Gas Co Ltd 25,700 496
$ 2,796
Hand & Machine Tools - 0 .31%
Disco Corp 1,900 596
Fuji Electric Co Ltd 8,300 320
Makita Corp 14,700 359
Schindler Holding AG - PC 2,679 603
Schindler Holding AG - REG 1,545 333
Techtronic Industries Co Ltd 90,500 901
$ 3,112
Healthcare - Products - 1 .84%
Alcon Inc 32,879 2,242
Asahi Intecc Co Ltd 14,200 242
Carl Zeiss Meditec AG 2,648 353
Cochlear Ltd 4,328 645
Coloplast A/S 7,817 903
Demant A/S
(e)
6,060 181
DiaSorin SpA 1,657 200
EBOS Group Ltd 10,661 293
EssilorLuxottica SA 19,135 3,317
Fisher & Paykel Healthcare Corp Ltd 38,002 608
Getinge AB 15,050 324
Koninklijke Philips NV 58,517 955
Lifco AB 15,338 306
Olympus Corp 80,300 1,353
QIAGEN NV
(e)
14,982 690
Sartorius Stedim Biotech 1,819 592
Siemens Healthineers AG
(f)
18,555 968
Smith & Nephew PLC 57,291 817
Sonova Holding AG 3,422 842
Straumann Holding AG 7,344 974
Sysmex Corp 11,100 665
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Terumo Corp 42,400 $ 1,140
$ 18,610
Healthcare - Services - 0 .66%
BioMerieux 2,756 270
Eurofins Scientific SE 8,868 618
Fresenius Medical Care AG & Co KGaA 13,513 528
Fresenius SE & Co KGaA 27,795 765
Lonza Group AG 4,900 2,919
Medibank Pvt Ltd 181,214 406
Ramsay Health Care Ltd 12,048 546
Sonic Healthcare Ltd 30,049 650
$ 6,702
Holding Companies - Diversified - 0 .08%
Jardine Matheson Holdings Ltd 10,468 519
Swire Pacific Ltd 32,000 261
$ 780
Home Builders - 0 .30%
Barratt Developments PLC 65,916 371
Berkeley Group Holdings PLC 7,153 360
Daiwa House Industry Co Ltd 39,400 909
Iida Group Holdings Co Ltd 9,420 157
Open House Group Co Ltd 5,100 184
Persimmon PLC 21,011 366
Sekisui Chemical Co Ltd 24,200 324
Taylor Wimpey PLC 232,406 344
$ 3,015
Home Furnishings - 0 .90%
Electrolux AB
(a)
14,461 175
Hoshizaki Corp 7,100 252
Panasonic Holdings Corp 145,200 1,268
Rational AG 337 223
SEB SA 1,638 189
Sharp Corp/Japan
(a)
14,900 103
Sony Group Corp 83,000 6,940
$ 9,150
Insurance - 5 .19%
Admiral Group PLC 11,955 316
Aegon NV 117,980 614
Ageas SA/NV 10,610 479
AIA Group Ltd 778,200 8,271
Allianz SE 26,539 6,232
Assicurazioni Generali SpA 73,089 1,446
Aviva PLC 184,445 991
AXA SA 123,770 3,900
Baloise Holding AG 3,014 502
Dai-ichi Life Holdings Inc 64,400 1,374
Gjensidige Forsikring ASA 13,159 233
Hannover Rueck SE 3,967 770
Insurance Australia Group Ltd 162,205 506
Japan Post Holdings Co Ltd 156,300 1,389
Japan Post Insurance Co Ltd 13,100 227
Legal & General Group PLC 393,021 1,210
M&G PLC 146,767 378
MS&AD Insurance Group Holdings Inc 28,400 929
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
9,219 3,176
NN Group NV 18,357 743
Phoenix Group Holdings PLC 49,361 376
Prudential PLC 180,906 2,765
QBE Insurance Group Ltd 97,694 988
Sampo Oyj 31,567 1,537
Sompo Holdings Inc 20,550 882
Suncorp Group Ltd 83,176 718
Swiss Life Holding AG 2,028 1,220
Swiss Re AG 19,846 2,073
T&D Holdings Inc 34,800 527
Tokio Marine Holdings Inc 120,700 2,563
Tryg A/S 23,691 525

Schedule of Investments
International Equity Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Zurich Insurance Group AG 9,900 $ 4,696
$ 52,556
Internet - 1 .03%
Adevinta ASA - B Shares
(e)
19,166 143
Auto Trader Group PLC
(f)
61,329 439
CyberAgent Inc 28,200 241
Delivery Hero SE
(e),(f)
11,306 454
Grab Holdings Ltd
(e)
85,708 275
Just Eat Takeaway.com NV
(e),(f)
12,078 263
M3 Inc 29,000 692
MonotaRO Co Ltd 16,400 223
Prosus NV
(e)
52,742 3,781
Rakuten Group Inc 57,400 283
Scout24 SE
(f)
5,276 289
Sea Ltd ADR
(e)
23,776 1,486
SEEK Ltd 22,173 359
Trend Micro Inc/Japan 8,700 409
United Internet AG 6,378 139
Wix.com Ltd
(e)
3,766 341
Z Holdings Corp 175,700 472
ZOZO Inc 8,100 180
$ 10,469
Investment Companies - 0 .64%
Eurazeo SE 2,866 193
EXOR NV
(e)
7,136 589
Groupe Bruxelles Lambert NV 6,543 549
Industrivarden AB - A Shares 8,580 236
Industrivarden AB - C Shares 10,132 278
Investor AB - A Shares 32,814 673
Investor AB - B Shares 119,884 2,316
Kinnevik AB - B Shares
(e)
15,967 237
L E Lundbergforetagen AB 4,998 232
Melrose Industries PLC 266,784 480
Sofina SA 1,014 252
Washington H Soul Pattinson & Co Ltd 14,251 279
Wendel SE 1,752 199
$ 6,513
Iron & Steel - 0 .54%
ArcelorMittal SA 34,655 1,040
BlueScope Steel Ltd 30,532 390
Fortescue Metals Group Ltd 111,428 1,597
JFE Holdings Inc 32,300 401
Mineral Resources Ltd 11,238 621
Nippon Steel Corp 53,077 1,186
voestalpine AG 7,635 282
$ 5,517
Leisure Products & Services - 0 .16%
Shimano Inc 4,800 746
Yamaha Corp 9,200 349
Yamaha Motor Co Ltd 19,500 499
$ 1,594
Lodging - 0 .33%
Accor SA
(e)
11,249 373
City Developments Ltd 26,900 154
Galaxy Entertainment Group Ltd 143,000 952
InterContinental Hotels Group PLC 11,537 778
Sands China Ltd
(e)
159,600 554
Whitbread PLC 13,292 493
$ 3,304
Machinery - Construction & Mining - 1 .06%
Epiroc AB - A Shares 43,362 833
Epiroc AB - B Shares 25,660 422
Hitachi Construction Machinery Co Ltd 7,000 157
Hitachi Ltd 63,700 3,225
Komatsu Ltd 60,800 1,455
Metso Outotec Oyj 43,636 464
Mitsubishi Electric Corp 127,100 1,428
Mitsubishi Heavy Industries Ltd 21,000 774
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining (continued)
Sandvik AB 70,158 $ 1,443
Siemens Energy AG
(a),(e)
28,687 575
$ 10,776
Machinery - Diversified - 2 .05%
Atlas Copco AB - A Shares 176,744 2,098
Atlas Copco AB - B Shares 102,706 1,082
CNH Industrial NV 67,333 1,104
Daifuku Co Ltd 6,600 360
FANUC Corp 12,600 2,142
GEA Group AG 9,966 438
Hexagon AB 128,075 1,419
Husqvarna AB 27,610 244
Keyence Corp 12,760 5,515
Kone Oyj 22,364 1,161
Kubota Corp 66,700 1,007
Omron Corp 12,200 655
SMC Corp 3,800 1,932
Spirax-Sarco Engineering PLC 4,843 680
Wartsila OYJ Abp 31,148 301
Yaskawa Electric Corp 15,700 618
$ 20,756
Media - 0 .39%
Bollore SE 58,241 325
Informa PLC 93,777 753
Pearson PLC 42,529 471
Vivendi SE 47,413 488
Wolters Kluwer NV 16,946 1,962
$ 3,999
Metal Fabrication & Hardware - 0 .19%
MISUMI Group Inc 18,700 445
SKF AB 25,224 479
Tenaris SA 31,071 511
VAT Group AG
(f)
1,776 536
$ 1,971
Mining - 2 .93%
Anglo American PLC 83,612 2,889
Antofagasta PLC 25,947 490
BHP Group Ltd 333,334 10,089
Boliden AB 17,996 737
Glencore PLC 677,756 4,041
IGO Ltd 44,845 394
Newcrest Mining Ltd 58,806 900
Norsk Hydro ASA 88,491 644
Northern Star Resources Ltd 76,282 532
Pilbara Minerals Ltd 167,677 467
Rio Tinto Ltd 24,425 1,909
Rio Tinto PLC 73,996 5,078
South32 Ltd 301,834 877
Sumitomo Metal Mining Co Ltd 16,200 603
$ 29,650
Miscellaneous Manufacturers - 1 .13%
Alfa Laval AB 19,062 627
Alstom SA 21,041 617
Indutrade AB 17,979 382
JSR Corp 11,600 264
Knorr-Bremse AG 4,772 324
Orica Ltd 29,794 324
Siemens AG 50,337 7,671
Smiths Group PLC 23,327 495
Toshiba Corp 25,600 792
$ 11,496
Office & Business Equipment - 0 .27%
Canon Inc 65,700 1,414
FUJIFILM Holdings Corp 23,600 1,101
Seiko Epson Corp 18,400 254
$ 2,769

Schedule of Investments
International Equity Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 4 .63%
Aker BP ASA 20,793 $ 558
Ampol Ltd 15,679 346
BP PLC 1,194,107 7,847
DCC PLC 6,495 361
ENEOS Holdings Inc 201,830 694
Eni SpA 164,503 2,323
Equinor ASA 62,683 1,919
Galp Energia SGPS SA 32,982 402
Idemitsu Kosan Co Ltd 13,681 303
Inpex Corp 68,400 717
Neste Oyj 27,837 1,343
OMV AG 9,690 472
Repsol SA 90,634 1,433
Santos Ltd 207,655 970
Shell PLC 464,408 14,066
TotalEnergies SE 163,723 10,102
Woodside Energy Group Ltd 124,938 3,027
$ 46,883
Oil & Gas Services - 0 .02%
Sembcorp Marine Ltd
(e)
1,827,870 172
Packaging & Containers - 0 .05%
SIG Group AG
(e)
20,122 487
Pharmaceuticals - 8 .66%
Amplifon SpA 8,192 237
Astellas Pharma Inc 120,700 1,695
AstraZeneca PLC 101,959 13,283
Bayer AG 64,643 3,838
Chugai Pharmaceutical Co Ltd 44,100 1,097
Daiichi Sankyo Co Ltd 115,200 3,628
Eisai Co Ltd 16,600 897
Grifols SA
(e)
19,627 239
GSK PLC 267,637 4,585
Hikma Pharmaceuticals PLC 10,867 227
Ipsen SA 2,481 283
Kobayashi Pharmaceutical Co Ltd 3,500 211
Kyowa Kirin Co Ltd 17,700 379
Merck KGaA 8,505 1,612
Nippon Shinyaku Co Ltd 3,200 143
Novartis AG 142,349 11,980
Novo Nordisk A/S 108,928 15,387
Ono Pharmaceutical Co Ltd 23,800 485
Orion Oyj 7,034 331
Otsuka Holdings Co Ltd 25,700 779
Recordati Industria Chimica e Farmaceutica SpA 6,879 292
Roche Holding AG 1,756 544
Roche Holding AG 46,228 13,329
Sanofi 75,061 7,018
Shionogi & Co Ltd 17,400 771
Takeda Pharmaceutical Co Ltd 98,800 3,045
Teva Pharmaceutical Industries Ltd ADR
(e)
73,080 724
UCB SA 8,319 715
$ 87,754
Pipelines - 0 .06%
APA Group 77,637 559
Private Equity - 0 .36%
3i Group PLC 64,042 1,253
Capitaland Investment Ltd/Singapore 171,100 472
EQT AB 23,392 523
Partners Group Holding AG 1,493 1,414
$ 3,662
Real Estate - 1 .18%
Aroundtown SA 65,704 170
Azrieli Group Ltd 2,792 157
CK Asset Holdings Ltd 131,132 823
Daito Trust Construction Co Ltd 4,100 386
ESR Group Ltd
(f)
131,200 223
Fastighets AB Balder
(e)
41,518 205
Hang Lung Properties Ltd 133,000 257
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Henderson Land Development Co Ltd 94,982 $ 333
Hongkong Land Holdings Ltd 73,429 336
Hulic Co Ltd 25,200 201
LEG Immobilien SE 4,875 353
Mitsubishi Estate Co Ltd 74,200 922
Mitsui Fudosan Co Ltd 59,600 1,136
New World Development Co Ltd 98,750 269
Nomura Real Estate Holdings Inc 7,800 174
REA Group Ltd 3,476 286
Sagax AB 12,545 309
Sekisui House Ltd 40,500 767
Sino Land Co Ltd 227,073 291
Sumitomo Realty & Development Co Ltd 20,300 479
Sun Hung Kai Properties Ltd 95,000 1,298
Swire Properties Ltd 76,800 202
Swiss Prime Site AG 5,048 425
UOL Group Ltd 30,500 155
Vonovia SE 47,130 1,185
Wharf Real Estate Investment Co Ltd 109,000 598
$ 11,940
REITs - 1 .19%
British Land Co PLC/The 57,948 311
CapitaLand Ascendas REIT 221,050 454
CapitaLand Integrated Commercial Trust 349,238 502
Covivio SA/France 3,118 200
Daiwa House REIT Investment Corp
(e)
145 299
Dexus 70,772 400
Gecina SA 3,025 348
GLP J-Reit
(e)
294 309
Goodman Group 111,362 1,482
GPT Group/The 126,045 398
Japan Metropolitan Fund Invest 460 345
Japan Real Estate Investment Corp 83 344
Klepierre SA
(e)
14,156 353
Land Securities Group PLC 46,355 383
Link REIT 138,700 913
Link REIT - Rights
(e)
27,740 26
Mapletree Logistics Trust 221,400 277
Mapletree Pan Asia Commercial Trust 154,900 198
Mirvac Group 259,640 395
Nippon Building Fund Inc 101 426
Nippon Prologis REIT Inc
(e)
141 301
Nomura Real Estate Master Fund Inc
(e)
280 310
Scentre Group 341,530 682
Segro PLC 79,575 786
Stockland 157,077 405
Unibail-Rodamco-Westfield
(e)
7,760 490
Vicinity Ltd 254,611 348
Warehouses De Pauw CVA 10,736 328
$ 12,013
Retail - 1 .91%
Cie Financiere Richemont SA 34,347 5,190
Fast Retailing Co Ltd 11,400 2,251
H & M Hennes & Mauritz AB 48,056 605
Industria de Diseno Textil SA 71,777 2,211
Jardine Cycle & Carriage Ltd 6,400 141
JD Sports Fashion PLC 169,704 369
Kingfisher PLC 128,518 444
MatsukiyoCocokara & Co 7,500 348
McDonald's Holdings Co Japan Ltd 5,600 222
Moncler SpA 13,505 823
Next PLC 8,506 700
Nitori Holdings Co Ltd 5,300 599
Pan Pacific International Holdings Corp 25,000 457
Pandora A/S 5,970 565
Reece Ltd 14,868 165
Swatch Group AG/The - BR 1,904 663
Swatch Group AG/The - REG 3,460 220
USS Co Ltd 13,500 219

Schedule of Investments
International Equity Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Welcia Holdings Co Ltd 6,200 $ 136
Wesfarmers Ltd 74,651 2,417
Zalando SE
(e),(f)
14,736 584
$ 19,329
Semiconductors - 2 .98%
Advantest Corp 12,100 959
ASM International NV 3,084 1,051
ASML Holding NV 26,527 16,350
Hamamatsu Photonics KK 9,200 452
Infineon Technologies AG 85,930 3,040
Lasertec Corp 5,000 813
Renesas Electronics Corp
(e)
77,200 997
Rohm Co Ltd 5,800 447
STMicroelectronics NV 44,971 2,154
SUMCO Corp 23,000 317
Tokyo Electron Ltd 9,800 3,363
Tower Semiconductor Ltd
(e)
7,190 294
$ 30,237
Shipbuilding - 0 .02%
Kongsberg Gruppen ASA 5,831 242
Software - 1 .38%
Capcom Co Ltd 11,400 359
Dassault Systemes SE 43,857 1,693
Embracer Group AB
(a),(e)
43,136 208
Koei Tecmo Holdings Co Ltd 7,720 129
Konami Group Corp 6,100 269
Nemetschek SE 3,799 215
Nexon Co Ltd 31,300 679
Oracle Corp Japan 2,600 177
Sage Group PLC/The 67,093 605
SAP SE 68,710 7,806
Square Enix Holdings Co Ltd 5,600 250
Temenos AG 4,189 308
TIS Inc 14,800 367
WiseTech Global Ltd 9,683 409
Xero Ltd
(e)
8,892 463
$ 13,937
Telecommunications - 3 .12%
Bezeq The Israeli Telecommunication Corp Ltd 136,407 189
BT Group PLC 457,396 767
Deutsche Telekom AG 213,272 4,786
Elisa Oyj 9,358 531
Hikari Tsushin Inc 1,300 189
HKT Trust & HKT Ltd 248,980 324
KDDI Corp 106,000 3,101
Koninklijke KPN NV 217,361 745
Nice Ltd
(e)
4,180 869
Nippon Telegraph & Telephone Corp 78,600 2,278
Nokia OYJ 356,077 1,647
Orange SA 131,274 1,499
Singapore Telecommunications Ltd 543,200 954
SoftBank Corp 188,900 2,131
SoftBank Group Corp 79,300 3,207
Spark New Zealand Ltd 123,254 381
Swisscom AG 1,704 1,051
Tele2 AB 37,351 343
Telecom Italia SpA/Milano
(a),(e)
655,648 214
Telefonaktiebolaget LM Ericsson 192,056 1,064
Telefonica Deutschland Holding AG 68,503 208
Telefonica SA 342,013 1,395
Telenor ASA 46,041 516
Telia Co AB 174,915 452
Telstra Group Ltd 266,100 744
Vodafone Group PLC 1,714,912 2,053
$ 31,638
Toys, Games & Hobbies - 0 .35%
Bandai Namco Holdings Inc 13,200 816
Nintendo Co Ltd 72,600 2,718
$ 3,534
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1 .59%
AP Moller - Maersk A/S - A 204 $ 466
AP Moller - Maersk A/S - B 331 771
Aurizon Holdings Ltd 121,119 269
Central Japan Railway Co 9,600 1,078
Deutsche Post AG 65,224 2,758
DSV A/S 12,318 2,238
East Japan Railway Co 19,800 1,000
Getlink SE 28,951 486
Hankyu Hanshin Holdings Inc 15,000 427
Keio Corp 6,700 233
Keisei Electric Railway Co Ltd 8,500 246
Kintetsu Group Holdings Co Ltd 11,300 342
Kuehne + Nagel International AG 3,576 916
Mitsui OSK Lines Ltd
(a)
22,600 590
MTR Corp Ltd 101,500 511
Nippon Express Holdings Inc 5,100 285
Nippon Yusen KK
(a)
31,800 827
Odakyu Electric Railway Co Ltd 19,300 234
Poste Italiane SpA
(f)
34,376 371
SG Holdings Co Ltd 18,900 273
SITC International Holdings Co Ltd 88,000 184
Tobu Railway Co Ltd 12,400 277
Tokyu Corp 34,900 420
West Japan Railway Co 14,400 559
Yamato Holdings Co Ltd 18,700 316
$ 16,077
Water - 0 .24%
Severn Trent PLC 16,551 546
United Utilities Group PLC 44,868 548
Veolia Environnement SA 43,792 1,307
$ 2,401
TOTAL COMMON STOCKS $ 978,879
PREFERRED STOCKS - 0 .50 % Shares Held Value (000's)
Automobile Manufacturers - 0 .35%
Bayerische Motoren Werke AG 5.82% 3,909 $ 370
Dr Ing hc F Porsche AG 0.00%
(e)
7,493 903
Porsche Automobil Holding SE 2.56% 10,075 572
Volkswagen AG 7.56% 12,211 1,662
$ 3,507
Consumer Products - 0 .08%
Henkel AG & Co KGaA 1.85% 11,722 853
Electronics - 0 .07%
Sartorius AG 1.44% 1,601 680
TOTAL PREFERRED STOCKS $ 5,040
Total Investments $ 1,021,561
Other Assets and Liabilities -  (0.85)% (8,575)
TOTAL NET ASSETS - 100.00% $ 1,012,986
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $11,945 or 1.18% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $12,365 or 1.22% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $14,690 or 1.45% of net assets.

Schedule of Investments
International Equity Index Fund
February 28, 2023 (unaudited)
See accompanying notes.

Portfolio Summary
Location Percent
Japan 20 .68%
United Kingdom 14 .20%
France 11 .68%
Switzerland 10 .19%
Germany 8 .15%
Australia 7 .46%
Netherlands 4 .68%
United States 3 .72%
Sweden 3 .10%
Denmark 2 .86%
Hong Kong 2 .60%
Spain 2 .59%
Italy 2 .02%
Singapore 1 .45%
Finland 1 .24%
Ireland 1 .08%
Belgium 0 .84%
Israel 0 .67%
Norway 0 .67%
New Zealand 0 .24%
Luxembourg 0 .23%
Austria 0 .21%
Portugal 0 .17%
Chile 0 .05%
Macao 0 .05%
Jordan 0 .02%
Other Assets and Liabilities
( 0 .85 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales February 28, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.48% $ — $ 102,020 $ 94,914 $ 7,106
Principal Government Money Market Fund - Institutional Class 4.43% 29,058 213,059 242,117 —
$ 29,058 $ 315,079 $ 337,031 $ 7,106
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.48% $ 17 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.43% 14 — — —
$ 31 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; March 2023 Long 19 $ 1,944 $ —
Total $ —
Amounts in thousands except contracts.

Schedule of Investments
International Small Company Fund
February 28, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .09 % Shares Held Value (000's)
Money Market Funds - 3 .09%
BlackRock Liquidity FedFund - Institutional
Class 4.42%
(a),(b)
6,595,649 $ 6,596
Principal Government Money Market Fund -
Class R-6 4.48%
(a),(b),(c)
15,228,185 15,228
$ 21,824
TOTAL INVESTMENT COMPANIES $ 21,824
COMMON STOCKS - 97 .88 % Shares Held Value (000's)
Advertising - 0 .34%
Stroeer SE & Co KGaA 43,281 $ 2,425
Aerospace & Defense - 2 .43%
Bombardier Inc
(d)
87,700 4,376
IHI Corp 160,600 4,171
Rheinmetall AG 11,633 2,957
Saab AB 98,767 5,700
$ 17,204
Agriculture - 0 .39%
First Resources Ltd 2,440,200 2,782
Airlines - 0 .13%
Air France-KLM
(d)
243,012 453
JET2 PLC 31,138 484
$ 937
Apparel - 0 .75%
Gildan Activewear Inc 121,800 3,870
Yue Yuen Industrial Holdings Ltd 978,000 1,447
$ 5,317
Automobile Manufacturers - 0 .59%
Mazda Motor Corp 467,600 4,184
Automobile Parts & Equipment - 2 .51%
CIE Automotive SA 103,698 3,037
Faurecia SE
(d)
186,236 4,062
Toyoda Gosei Co Ltd 182,100 2,967
Toyota Boshoku Corp 201,600 3,136
Yokohama Rubber Co Ltd/The 238,300 4,522
$ 17,724
Banks - 5 .22%
Banca Mediolanum SpA 543,209 5,263
Banco de Sabadell SA 4,864,217 6,354
Bank of Ireland Group PLC 437,221 4,817
BAWAG Group AG
(d),(e)
106,061 6,602
Chiba Bank Ltd/The 659,300 4,827
Concordia Financial Group Ltd 643,300 2,764
Fukuoka Financial Group Inc 164,100 3,663
Sydbank AS 51,637 2,628
$ 36,918
Beverages - 0 .67%
Royal Unibrew A/S 67,959 4,726
Biotechnology - 0 .51%
Bavarian Nordic A/S
(d)
64,141 1,975
Cellectis SA ADR
(d)
117,012 258
Immunocore Holdings PLC ADR
(d)
7,745 425
Olink Holding AB ADR
(d),(f)
39,719 931
$ 3,589
Building Materials - 1 .55%
Ibstock PLC
(e)
433,713 886
Stella-Jones Inc 70,500 2,551
Sumitomo Osaka Cement Co Ltd 114,100 3,188
Wienerberger AG 140,230 4,359
$ 10,984
Chemicals - 1 .37%
ADEKA Corp 129,800 2,106
Arkema SA 33,415 3,388
Fuso Chemical Co Ltd 22,800 621
NOF Corp 83,600 3,556
$ 9,671
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services - 2 .62%
Element Fleet Management Corp 218,900 $ 3,127
Loomis AB 131,709 4,256
Persol Holdings Co Ltd 196,300 3,931
QinetiQ Group PLC 615,655 2,508
Shin Nippon Biomedical Laboratories Ltd 79,100 1,639
Sixt SE 22,425 3,032
$ 18,493
Computers - 4 .69%
BayCurrent Consulting Inc 86,700 3,404
BIPROGY Inc 150,700 3,339
Computacenter PLC 127,330 3,465
CyberArk Software Ltd
(d)
23,566 3,412
GB Group PLC 608,881 2,446
Internet Initiative Japan Inc 199,000 3,986
Keywords Studios PLC 134,601 4,697
Serco Group PLC 1,948,853 3,650
Sopra Steria Group SACA 23,961 4,732
$ 33,131
Cosmetics & Personal Care - 0 .65%
Pola Orbis Holdings Inc 359,300 4,587
Distribution & Wholesale - 2 .45%
Rexel SA 216,091 5,372
RS GROUP PLC 446,281 5,247
Seven Group Holdings Ltd 200,533 3,292
Toromont Industries Ltd 40,904 3,374
$ 17,285
Diversified Financial Services - 3 .29%
BFF Bank SpA
(e)
295,200 2,931
Credit Saison Co Ltd 262,600 3,579
Euronext NV
(e)
42,146 3,074
IG Group Holdings PLC 464,703 4,486
OSB Group PLC 510,475 3,425
SBI Holdings Inc 161,600 3,483
St James's Place PLC 146,922 2,262
$ 23,240
Electric - 2 .95%
BKW AG 19,134 2,793
Boralex Inc 135,600 3,612
Capital Power Corp 134,400 4,183
Encavis AG 111,027 2,167
Northland Power Inc 134,100 3,258
Sembcorp Industries Ltd 1,789,300 4,817
$ 20,830
Electrical Components & Equipment - 1 .16%
Nexans SA 29,961 2,889
Prysmian SpA 14,290 549
Signify NV
(e)
137,089 4,750
$ 8,188
Electronics - 0 .76%
Comet Holding AG 15,721 3,471
NKT A/S
(d)
40,272 1,868
$ 5,339
Engineering & Construction - 3 .25%
Alten SA 26,294 4,104
Arcadis NV 76,042 3,144
Balfour Beatty PLC 762,565 3,348
INFRONEER Holdings Inc 387,500 2,938
SPIE SA 160,853 4,410
Stantec Inc 86,200 5,007
$ 22,951
Entertainment - 1 .07%
CTS Eventim AG & Co KGaA
(d)
61,446 4,032
Entain PLC 214,798 3,508
$ 7,540
Environmental Control - 0 .75%
Hitachi Zosen Corp 561,600 3,733
TRE Holdings Corp 143,300 1,596
$ 5,329

Schedule of Investments
International Small Company Fund
February 28, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food - 3 .30%
AAK AB 192,098 $ 3,290
Cranswick PLC 55,194 2,083
Empire Co Ltd 135,400 3,591
GrainCorp Ltd 624,425 3,293
J Sainsbury PLC 784,413 2,530
Sonae SGPS SA 2,932,456 3,213
Toyo Suisan Kaisha Ltd 131,500 5,320
$ 23,320
Hand & Machine Tools - 0 .81%
Amada Co Ltd 627,300 5,708
Healthcare - Products - 1 .18%
ConvaTec Group PLC
(e)
1,074,451 2,900
Inmode Ltd
(d)
14,036 496
Tecan Group AG 12,235 4,945
$ 8,341
Insurance - 2 .74%
ASR Nederland NV 148,248 6,747
Beazley PLC 602,405 4,953
Challenger Ltd 479,230 2,404
Definity Financial Corp 106,300 2,798
Steadfast Group Ltd 636,275 2,491
$ 19,393
Internet - 1 .03%
Future PLC 154,987 2,609
Scout24 SE
(e)
46,763 2,563
SMS Co Ltd 86,500 2,071
$ 7,243
Iron & Steel - 0 .10%
thyssenkrupp AG 94,293 706
Leisure Products & Services - 0 .61%
BRP Inc 50,100 4,341
Lodging - 1 .16%
City Developments Ltd 519,600 2,972
MGM China Holdings Ltd
(d)
1,311,200 1,599
Whitbread PLC 97,727 3,625
$ 8,196
Machinery - Construction & Mining - 0 .61%
Weir Group PLC/The 188,516 4,289
Machinery - Diversified - 2 .75%
ANDRITZ AG 68,315 4,216
ATS Corp
(d)
102,100 4,119
CKD Corp 173,200 2,676
IMI PLC 242,153 4,528
KION Group AG 15,659 613
Rotork PLC 847,060 3,299
$ 19,451
Media - 0 .50%
Nine Entertainment Co Holdings Ltd 2,730,425 3,552
Metal Fabrication & Hardware - 1 .46%
Hanwa Co Ltd 82,800 2,409
Vallourec SA
(d)
301,258 4,298
VAT Group AG
(e)
11,985 3,618
$ 10,325
Mining - 4 .02%
Alamos Gold Inc 465,900 4,750
Allkem Ltd
(d)
390,474 2,968
Bellevue Gold Ltd
(d)
205,826 148
Capstone Copper Corp
(d)
471,200 2,096
De Grey Mining Ltd
(d)
2,797,728 2,619
Deterra Royalties Ltd 771,788 2,311
ERO Copper Corp
(d)
159,400 2,500
Filo Mining Corp
(d)
142,400 2,244
IGO Ltd 214,913 1,889
Osisko Gold Royalties Ltd 183,500 2,405
Sandfire Resources Ltd
(d)
88,847 350
SSR Mining Inc 211,534 2,894
Yamana Gold Inc 246,700 1,262
$ 28,436
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 1 .69%
Aalberts NV 95,783 $ 4,656
Amano Corp 102,500 1,896
Trelleborg AB 209,208 5,392
$ 11,944
Office & Business Equipment - 1 .05%
Canon Marketing Japan Inc 165,000 3,646
Konica Minolta Inc 859,500 3,746
$ 7,392
Oil & Gas - 2 .67%
Ampol Ltd 185,979 4,100
ARC Resources Ltd 277,500 3,022
Crescent Point Energy Corp 593,500 4,058
Harbour Energy PLC 606,272 2,116
International Petroleum Corp
(d)
134,324 1,350
Whitecap Resources Inc 547,100 4,194
$ 18,840
Oil & Gas Services - 0 .39%
Technip Energies NV 140,794 2,726
Packaging & Containers - 2 .88%
DS Smith PLC 1,633,981 6,637
Orora Ltd 1,089,964 2,581
Rengo Co Ltd 703,000 4,568
SIG Group AG
(d)
134,661 3,257
Verallia SA
(e)
82,084 3,309
$ 20,352
Pharmaceuticals - 2 .70%
ALK-Abello A/S
(d)
199,283 2,969
CVS Group PLC 29,726 666
Dechra Pharmaceuticals PLC 138,498 4,549
Euroapi SA
(d)
163,541 2,679
Indivior PLC
(d)
169,960 3,114
Nippon Shinyaku Co Ltd 34,700 1,554
Suzuken Co Ltd/Aichi Japan 141,000 3,561
$ 19,092
Pipelines - 0 .73%
Gaztransport Et Technigaz SA 23,035 2,405
Keyera Corp
(f)
123,300 2,721
$ 5,126
Real Estate - 1 .89%
Castellum AB
(f)
54,591 695
Daito Trust Construction Co Ltd 20,300 1,912
Hysan Development Co Ltd 468,000 1,482
PSP Swiss Property AG 42,418 4,756
Samhallsbyggnadsbolaget i Norden AB
(f)
249,652 407
Sino Land Co Ltd 1,146,000 1,470
Tokyu Fudosan Holdings Corp 543,000 2,623
$ 13,345
REITs - 8 .12%
Aedifica SA 35,561 3,006
Canadian Apartment Properties REIT 95,600 3,462
CapitaLand Ascendas REIT 1,173,900 2,411
Charter Hall Group 507,617 4,522
Derwent London PLC 115,688 3,616
Digital Core REIT Management Pte Ltd 1,723,633 1,051
Granite Real Estate Investment Trust 61,800 3,726
HomeCo Daily Needs REIT 2,341,349 2,064
Japan Hotel REIT Investment Corp 7,962 4,500
Japan Metropolitan Fund Invest 4,809 3,610
Japan Prime Realty Investment Corp 1,203 3,175
Klepierre SA
(d)
131,275 3,274
Merlin Properties Socimi SA 272,155 2,589
Mitsui Fudosan Logistics Park Inc
(d)
1,231 4,104
Safestore Holdings PLC 274,049 3,329
Supermarket Income Reit PLC 1,521,659 1,671
Tritax Big Box REIT PLC 2,118,363 3,806
Warehouses De Pauw CVA 114,630 3,498
$ 57,414

Schedule of Investments
International Small Company Fund
February 28, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 6 .50%
ABC-Mart Inc
(f)
70,300 $ 3,464
B&M European Value Retail SA 533,100 3,151
Dufry AG
(d)
14,574 649
Eagers Automotive Ltd 348,535 3,198
H2O Retailing Corp 413,200 4,212
J Front Retailing Co Ltd
(f)
474,000 4,400
JB Hi-Fi Ltd 131,775 3,699
JD Sports Fashion PLC 2,659,135 5,789
KOMEDA Holdings Co Ltd 155,400 2,684
Man Wah Holdings Ltd 2,152,000 2,203
MatsukiyoCocokara & Co 78,300 3,639
Shimamura Co Ltd 40,600 3,793
Super Retail Group Ltd 583,655 5,076
$ 45,957
Semiconductors - 2 .30%
BE Semiconductor Industries NV 9,755 753
Japan Material Co Ltd 172,100 3,044
Nova Ltd
(d)
46,922 4,250
SOITEC
(d)
26,250 3,906
Ulvac Inc 112,700 4,320
$ 16,273
Software - 3 .19%
CompuGroup Medical SE & Co KgaA 48,649 2,311
Descartes Systems Group Inc/The
(d)
53,500 3,946
Pro Medicus Ltd
(f)
76,098 3,111
Sega Sammy Holdings Inc 343,600 5,874
Sophia Genetics SA
(d)
72,908 190
Square Enix Holdings Co Ltd 66,700 2,973
TIS Inc 168,000 4,170
$ 22,575
Telecommunications - 0 .43%
Bezeq The Israeli Telecommunication Corp Ltd 2,215,691 3,067
Transportation - 2 .97%
ComfortDelGro Corp Ltd 2,994,000 2,688
Kamigumi Co Ltd 218,000 4,311
Nippon Express Holdings Inc 65,800 3,671
Sankyu Inc 103,200 3,797
TFI International Inc 35,300 4,308
TORM PLC 62,271 2,211
$ 20,986
TOTAL COMMON STOCKS $ 691,764
Total Investments $ 713,588
Other Assets and Liabilities -  (0.97)% (6,863)
TOTAL NET ASSETS - 100.00% $ 706,725
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $11,526 or 1.63% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $30,633 or 4.33% of net assets.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $9,760 or 1.38% of net assets.
Portfolio Summary
Location Percent
Japan 26 .51%
United Kingdom 15 .24%
Canada 13 .34%
Australia 7 .59%
France 7 .40%
United States 3 .50%
Switzerland 3 .34%
Netherlands 3 .28%
Germany 2 .95%
Sweden 2 .92%
Singapore 2 .36%
Austria 2 .14%
Denmark 2 .01%
Spain 1 .70%
Israel 1 .58%
Ireland 1 .35%
Italy 1 .24%
Hong Kong 0 .93%
Belgium 0 .91%
Portugal 0 .45%
Macao 0 .23%
Other Assets and Liabilities
( 0 .97 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales February 28, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.48% $ — $ 65,905 $ 50,677 $ 15,228
Principal Government Money Market Fund - Institutional Class 4.43% 31,174 92,626 123,800 —
$ 31,174 $ 158,531 $ 174,477 $ 15,228
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.48% $ 61 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.43% 95 — — —
$ 156 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .16 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .16%
iShares Short-Term National Muni Bond ETF 1,000 $ 104
JPMorgan Ultra-Short Municipal Income ETF 6 —
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
1,678 42
VanEck High Yield Muni ETF 341 17
VanEck Short High Yield Muni ETF 1,000 22
$ 185
TOTAL INVESTMENT COMPANIES $ 185
MUNICIPAL BONDS - 104 .51%
Principal
Amount (000's) Value (000's)
Alabama - 3 .68%
Industrial Development Board of the City of
Mobile Alabama
2.80%, 04/01/2031
(a)
$ 1,000 $ 1,000
Lower Alabama Gas District/The
5.00%, 09/01/2034 1,500 1,582
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(b)
961 862
5.25%, 05/01/2044
(b)
1,003 867
$ 4,311
Arizona - 4 .46%
Arizona Industrial Development Authority
7.25%, 01/01/2054
(b)
1,000 550
Maricopa County Industrial Development
Authority
4.00%, 10/15/2047
(b)
1,000 826
Navajo Nation
5.50%, 12/01/2030
(b)
2,500 2,596
Salt Verde Financial Corp
5.00%, 12/01/2032 1,200 1,256
$ 5,228
Arkansas - 1 .62%
Arkansas Development Finance Authority
4.75%, 09/01/2049
(b)
1,000 921
5.45%, 09/01/2052
(b)
1,000 981
$ 1,902
California - 6 .32%
Alameda Corridor Transportation
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 10/01/2052
(c)
1,000 1,072
Bay Area Toll Authority
2.60%, 04/01/2056 420 272
California Pollution Control Financing Authority
5.00%, 07/01/2038
(b),(d)
1,115 1,148
California Statewide Communities Development
Authority
5.25%, 12/01/2048
(b)
1,000 945
California Statewide Financing Authority
6.00%, 05/01/2043 1,000 1,017
City of Los Angeles Department of Airports
5.00%, 05/15/2035
(e)
79 89
5.00%, 05/15/2037
(e)
1,421 1,521
Golden State Tobacco Securitization Corp
5.00%, 06/01/2051 1,000 1,041
La Verne Public Financing Authority
7.25%, 09/01/2026 310 311
$ 7,416
Colorado - 4 .65%
Creekside Village Metropolitan District
5.00%, 12/01/2039 1,255 1,183
Eagle County Airport Terminal Corp
5.00%, 05/01/2037 1,000 994
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,003
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Colorado (continued)
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 $ 500 $ 443
Pueblo Urban Renewal Authority
4.75%, 12/01/2045
(b)
2,000 900
Regional Transportation District
4.00%, 07/15/2040 1,000 928
$ 5,451
Connecticut - 1 .54%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(b)
1,800 1,803
District of Columbia - 0 .89%
District of Columbia
5.50%, 02/28/2037 1,000 1,049
Florida - 6 .51%
Florida Development Finance Corp
5.25%, 08/01/2029
(b)
2,500 2,335
7.38%, 01/01/2049
(b)
1,000 903
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(e)
3,000 3,036
Ocean Highway & Port Authority
5.50%, 12/01/2049
(b)
1,500 1,164
Orange County Housing Finance Authority
7.00%, 10/01/2025 195 195
$ 7,633
Georgia - 1 .33%
George L Smith II Congress Center Authority
5.00%, 01/01/2054
(b)
2,000 1,563
Illinois - 11 .33%
Chicago O'Hare International Airport
5.50%, 01/01/2055 1,000 1,061
City of Chicago IL
6.00%, 01/01/2038 1,900 1,993
7.46%, 02/15/2026 1,316 1,091
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2031 760 771
5.00%, 01/01/2039 1,200 1,204
Illinois State Toll Highway Authority
5.00%, 01/01/2040
(e)
5,000 5,148
Metropolitan Pier & Exposition Authority
5.00%, 06/15/2050 1,000 974
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(c)
1,000 1,050
$ 13,292
Indiana - 0 .26%
Town of Shoals IN
7.25%, 11/01/2043 300 304
Iowa - 0 .85%
Iowa Finance Authority
5.00%, 12/01/2050
(a)
1,000 1,002
Kentucky - 1 .15%
City of Henderson KY
4.45%, 01/01/2042
(b)
1,000 950
County of Meade KY
3.40%, 08/01/2061
(a)
400 400
$ 1,350
Louisiana - 5 .70%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 1,000 937
4.40%, 11/01/2044
(b)
905 841
5.50%, 11/01/2039
(b)
700 729
5.65%, 11/01/2037
(b)
900 948

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Louisiana (continued)
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(f)
$ 278 $ —
Parish of St James LA
6.35%, 10/01/2040
(b)
3,000 3,232
$ 6,687
Maine - 1 .93%
Finance Authority of Maine
5.25%, 01/01/2025
(b)
1,000 998
8.00%, 12/01/2051
(b)
2,000 1,271
$ 2,269
Maryland - 0 .86%
City of Westminster MD
6.25%, 07/01/2044 600 605
Maryland Stadium Authority (credit support from
State Intercept Program )
0.00%, 05/01/2051
(c),(f)
1,500 402
$ 1,007
Massachusetts - 2 .17%
Massachusetts Development Finance Agency
5.00%, 07/15/2040 1,300 1,503
5.25%, 07/01/2048 1,000 1,047
$ 2,550
Michigan - 2 .35%
City of Detroit MI
5.00%, 04/01/2046 1,000 941
Michigan Strategic Fund
5.00%, 11/15/2042 1,000 953
5.00%, 11/15/2049 1,000 866
$ 2,760
Mississippi - 0 .09%
County of Jackson MS
2.65%, 12/15/2024
(a)
100 100
Missouri - 0 .84%
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 1,000 984
Montana - 2 .31%
City of Kalispell MT
5.25%, 05/15/2037 1,400 1,249
County of Gallatin MT
4.00%, 10/15/2051
(b)
2,000 1,464
$ 2,713
Multi-State and Other - 0 .43%
JPMorgan Chase Putters/Drivers Trust
3.67%, 03/20/2024
(a),(b)
500 500
Nevada - 1 .83%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(e)
1,400 1,447
State of Nevada Department of Business &
Industry
5.13%, 12/15/2037
(b)
922 705
$ 2,152
New Hampshire - 2 .44%
New Hampshire Business Finance Authority
2.95%, 04/01/2029
(a),(b)
1,000 867
4.38%, 09/20/2036 992 959
New Hampshire Health and Education Facilities
Authority Act
5.00%, 08/01/2059 1,000 1,038
$ 2,864
New Jersey - 4 .58%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 250 254
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New Jersey (continued)
New Jersey Economic Development Authority
5.00%, 06/15/2047 $ 500 $ 510
5.25%, 06/15/2040 55 57
5.25%, 06/15/2040 945 988
5.75%, 09/15/2027 500 500
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,046
South Jersey Port Corp
5.00%, 01/01/2042 1,000 1,012
$ 5,367
New York - 6 .85%
New York State Thruway Authority
5.25%, 01/01/2056 1,000 1,025
New York Transportation Development Corp
3.00%, 08/01/2031 1,000 891
4.00%, 12/01/2041 1,250 1,131
4.00%, 04/30/2053 1,000 818
5.00%, 01/01/2034 1,000 1,027
5.38%, 08/01/2036 1,000 1,009
Western Regional Off-Track Betting Corp
3.00%, 12/01/2026
(b)
1,140 1,034
4.13%, 12/01/2041
(b)
1,500 1,103
$ 8,038
Ohio - 4 .11%
Buckeye Tobacco Settlement Financing Authority
5.00%, 06/01/2055 2,020 1,834
Cleveland-Cuyahoga County Port Authority
4.00%, 12/01/2055
(b)
1,000 825
4.50%, 12/01/2055
(b)
1,300 1,103
Ohio Air Quality Development Authority
4.50%, 01/15/2048
(b)
1,000 929
Ohio State Air Quality Development Authority
Escrow
0.00%, 12/01/2023
(f),(g)
1,000 130
$ 4,821
Oklahoma - 0 .83%
Tulsa County Industrial Authority
5.25%, 11/15/2045 1,000 970
Oregon - 0 .06%
Oregon State Business Development Commission
0.00%, 04/01/2031
(b),(f)
1,000 73
Pennsylvania - 2 .47%
Allentown Neighborhood Improvement Zone
Development Authority
5.00%, 05/01/2042 1,000 982
Lancaster County Hospital Authority/PA
5.00%, 07/01/2045 1,000 915
Pennsylvania Economic Development Financing
Authority
5.50%, 11/01/2044 1,000 1,004
$ 2,901
Puerto Rico - 1 .87%
Commonwealth of Puerto Rico
0.00%, 07/01/2024
(f)
34 32
0.00%, 07/01/2033
(f)
133 76
0.00%, 11/01/2043
(a),(f)
488 210
4.00%, 07/01/2033 1,303 1,165
4.00%, 07/01/2037 80 68
4.00%, 07/01/2041 108 89
4.00%, 07/01/2046 113 89
5.38%, 07/01/2025 115 117
5.63%, 07/01/2027 114 118
5.63%, 07/01/2029 112 117
5.75%, 07/01/2031 109 115
$ 2,196

Schedule of Investments
Opportunistic Municipal Fund
February 28, 2023 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
South Carolina - 2 .24%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 $ 500 $ 444
6.25%, 06/01/2040
(b)
1,000 752
6.50%, 06/01/2051
(b)
2,000 1,432
$ 2,628
South Dakota - 0 .41%
Oglala Sioux Tribe
5.75%, 10/01/2025
(b)
500 484
Tennessee - 3 .04%
Chattanooga Health Educational & Housing
Facility Board
5.00%, 10/01/2028 1,050 1,057
5.00%, 10/01/2035 500 501
Metropolitan Government Nashville & Davidson
County Industrial Development Board
4.00%, 06/01/2051
(b)
1,600 1,246
Nashville Metropolitan Development & Housing
Agency
5.13%, 06/01/2036
(b)
750 757
$ 3,561
Texas - 6 .34%
City of Houston TX Airport System Revenue
4.00%, 07/15/2041 1,500 1,288
North Texas Tollway Authority
5.00%, 01/01/2045 615 625
5.00%, 01/01/2048 500 514
Port Beaumont Navigation District
3.63%, 01/01/2035
(b)
2,000 1,624
4.00%, 01/01/2050
(b)
3,000 2,205
Texas Municipal Gas Acquisition and Supply
Corp I
6.25%, 12/15/2026 835 871
Texas Private Activity Bond Surface
Transportation Corp
7.00%, 12/31/2038 300 304
$ 7,431
Utah - 1 .08%
Utah Infrastructure Agency
5.25%, 10/15/2033 1,250 1,270
Virgin Islands - 0 .84%
Matching Fund Special Purpose Securitization
Corp
5.00%, 10/01/2039 1,000 982
Virginia - 0 .63%
Virginia Small Business Financing Authority
4.00%, 01/01/2039 800 739
Washington - 0 .08%
Washington State Housing Finance Commission
3.50%, 12/20/2035 97 89
Wisconsin - 3 .54%
Public Finance Authority
4.00%, 03/31/2056 1,165 899
5.00%, 01/01/2024 500 502
5.00%, 12/01/2025 1,200 1,216
5.00%, 09/01/2039
(b)
1,000 926
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Wisconsin (continued)
Wisconsin Health & Educational Facilities
Authority
5.50%, 07/01/2023 $ 10 $ 10
6.50%, 07/01/2033 300 238
7.00%, 07/01/2043 500 357
$ 4,148
TOTAL MUNICIPAL BONDS $ 122,588
Total Investments $ 122,773
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (6.00)%
Notes with interest rates of 3.45% - 3.61% at
February 28, 2023 and contractual maturity of
collateral from 2024-2029.
(h)
$ (7,032) (7,032)
Total Net Investments $ 115,741
Other Assets and Liabilities -  1.33% 1,558
TOTAL NET ASSETS - 100.00% $ 117,299
(a) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $45,362 or 38.67% of net assets.
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Security purchased on a when-issued basis.
(e) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(f) Non-income producing security
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
February 28, 2023.
Portfolio Summary
Sector Percent
Revenue Bonds 89 .34%
General Obligation Unlimited 4 .19%
Tax Allocation 3 .06%
Prerefunded 2 .19%
Insured 2 .14%
Special Assessment 1 .06%
General Obligation Limited 1 .01%
Certificate Participation 0 .93%
Special Tax 0 .41%
Notes 0 .18%
Investment Companies 0 .16%
Liability For Floating Rate Notes Issued ( 6 .00 ) %
Other Assets and Liabilities
1 .33%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
February 28, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .12 % Shares Held Value (000's)
Money Market Funds - 2 .12%
BlackRock Liquidity FedFund - Institutional
Class 4.42%
(a),(b)
60 $ —
Principal Government Money Market Fund -
Class R-6 4.48%
(a),(c)
52,534,711 52,535
$ 52,535
TOTAL INVESTMENT COMPANIES $ 52,535
COMMON STOCKS - 97 .34 % Shares Held Value (000's)
Aerospace & Defense - 1 .62%
Bharat Electronics Ltd 35,054,400 $ 40,088
Agriculture - 0 .72%
ITC Ltd 1,813,000 8,257
Wens Foodstuffs Group Co Ltd 3,369,000 9,583
$ 17,840
Automobile Parts & Equipment - 0 .26%
Hyundai Mobis Co Ltd 41,000 6,586
Banks - 21 .77%
Absa Group Ltd 1,750,300 18,897
Agricultural Bank of China Ltd 38,328,000 13,288
Axis Bank Ltd 1,202,000 12,259
Banco de Chile 18,845,762 1,959
Banco do Brasil SA 6,108,000 47,098
Bangkok Bank PCL 2,813,000 13,011
Bank Mandiri Persero Tbk PT 26,400,000 17,307
Bank of Chengdu Co Ltd 4,978,400 10,296
Bank of China Ltd 129,567,400 47,519
Bank of Jiangsu Co Ltd 10,088,000 10,437
Bank Rakyat Indonesia Persero Tbk PT 77,924,000 23,850
China Construction Bank Corp 51,184,000 31,288
China Merchants Bank Co Ltd 3,389,000 18,390
CIMB Group Holdings Bhd 7,538,976 9,425
FirstRand Ltd 5,770,500 20,582
Grupo Financiero Banorte SAB de CV 4,702,100 39,803
Hana Financial Group Inc 813,800 27,911
HDFC Bank Ltd 607,000 11,740
ICICI Bank Ltd 3,709,000 38,366
Industrial & Commercial Bank of China Ltd 23,376,800 11,664
Nedbank Group Ltd 1,004,100 12,599
Sberbank of Russia PJSC ADR
(d)
3,419,500 —
SCB X PCL 4,976,000 14,571
Shinhan Financial Group Co Ltd 753,500 22,127
Standard Bank Group Ltd 1,080,000 10,788
State Bank of India 7,353,000 46,451
Woori Financial Group Inc 897,500 8,274
$ 539,900
Beverages - 1 .23%
Ambev SA 6,907,900 17,720
Luzhou Laojiao Co Ltd 355,000 12,747
$ 30,467
Chemicals - 3 .62%
Anhui Guangxin Agrochemical Co Ltd 4,987,746 23,472
Coromandel International Ltd 1,465,600 15,922
Indorama Ventures PCL 5,598,000 5,818
SABIC Agri-Nutrients Co 312,000 11,099
Shandong Hualu Hengsheng Chemical Co Ltd 5,737,966 29,824
Tianqi Lithium Corp
(d)
316,951 3,731
$ 89,866
Coal - 2 .88%
Adaro Energy Indonesia Tbk PT 30,491,000 5,974
China Shenhua Energy Co Ltd 10,934,900 32,891
Shaanxi Coal Industry Co Ltd 5,393,168 15,520
Shanxi Lu'an Environmental Energy Development
Co Ltd
5,321,940 17,085
$ 71,470
Computers - 2 .27%
Asia Vital Components Co Ltd 3,222,000 12,629
Asia Vital Components Co Ltd - Rights
(d)
205,187 164
Infosys Ltd ADR 2,432,718 43,643
$ 56,436
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 5 .38%
Bajaj Finance Ltd 173,000 $ 12,774
Banco BTG Pactual S.A 4,149,000 15,969
Chailease Holding Co Ltd 4,368,111 32,017
Fubon Financial Holding Co Ltd 11,548,227 22,582
Housing Development Finance Corp Ltd 1,126,000 35,496
KB Financial Group Inc 374,700 14,512
$ 133,350
Electrical Components & Equipment - 3 .00%
Delta Electronics Inc 3,502,000 32,764
Ecopro BM Co Ltd 224,344 28,173
L&F Co Ltd 68,000 13,455
$ 74,392
Electronics - 1 .91%
China Zhenhua Group Science & Technology Co
Ltd
534,953 7,996
Gold Circuit Electronics Ltd 3,699,000 11,144
Lotes Co Ltd 1,002,885 28,172
$ 47,312
Energy - Alternate Sources - 0 .77%
Pylon Technologies Co Ltd 144,000 5,556
Tongwei Co Ltd 2,260,560 13,633
$ 19,189
Engineering & Construction - 0 .87%
Samsung Engineering Co Ltd
(d)
450,000 8,922
Sichuan Road and Bridge Group Co Ltd 6,879,946 12,580
$ 21,502
Entertainment - 1 .15%
JYP Entertainment Corp 288,000 17,106
SM Entertainment Co Ltd 120,000 11,543
$ 28,649
Food - 2 .35%
Bid Corp Ltd 503,000 11,001
BIM Birlesik Magazalar AS 1,808,000 13,040
Dino Polska SA
(d),(e)
411,817 34,380
$ 58,421
Forest Products & Paper - 0 .23%
Suzano SA 618,000 5,618
Gas - 1 .36%
ENN Energy Holdings Ltd 1,243,700 17,705
ENN Natural Gas Co Ltd 5,792,300 16,091
$ 33,796
Healthcare - Services - 0 .28%
Hygeia Healthcare Holdings Co Ltd
(d),(e)
964,000 7,023
Home Furnishings - 0 .27%
Ningbo Deye Technology Co Ltd 140,572 6,684
Insurance - 3 .15%
BB Seguridade Participacoes SA 3,892,000 25,424
China Pacific Insurance Group Co Ltd 4,767,000 12,645
People's Insurance Co Group of China Ltd/The
(d)
22,597,000 7,144
PICC Property & Casualty Co Ltd 11,992,000 10,533
Ping An Insurance Group Co of China Ltd 3,265,000 22,289
$ 78,035
Internet - 14 .49%
Alibaba Group Holding Ltd ADR
(d)
595,400 52,270
Alibaba Group Holding Ltd
(d)
1,867,000 20,521
Beijing United Information Technology Co Ltd 758,960 8,821
JD.com Inc 913,000 20,296
Meituan
(d),(e)
2,166,228 37,595
NCSoft Corp 27,000 8,859
PDD Holdings Inc ADR
(d)
510,076 44,749
Tencent Holdings Ltd 2,773,282 121,826
Tencent Music Entertainment Group ADR
(d)
2,930,000 22,092
Vipshop Holdings Ltd ADR
(d)
1,503,000 22,379
$ 359,408
Iron & Steel - 0 .89%
Vale SA 1,347,900 22,012

Schedule of Investments
Origin Emerging Markets Fund
February 28, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 0 .49%
AIMA Technology Group Co Ltd 1,454,000 $ 12,097
Machinery - Construction & Mining - 0 .81%
GoodWe Technologies Co Ltd 361,000 20,175
Machinery - Diversified - 0 .52%
WEG SA 1,726,000 12,854
Metal Fabrication & Hardware - 0 .26%
YongXing Special Materials Technology Co Ltd 481,923 6,356
Mining - 0 .51%
Henan Shenhuo Coal & Power Co Ltd 4,669,000 12,544
MMC Norilsk Nickel PJSC 67,134 —
$ 12,544
Oil & Gas - 2 .45%
Gazprom PJSC 4,086,000 —
LUKOIL PJSC 338,000 —
Novatek PJSC 1,026,000 —
Petro Rio SA
(d)
1,333,000 8,700
PetroChina Co Ltd 40,091,200 20,452
PTT Exploration & Production PCL 4,798,200 20,308
Saudi Arabian Oil Co
(e)
1,326,680 11,208
$ 60,668
Pharmaceuticals - 2 .63%
Beijing Wantai Biological Pharmacy Enterprise
Co Ltd
616,362 11,251
Celltrion Inc 87,360 9,581
CSPC Pharmaceutical Group Ltd 23,319,600 25,052
Lotus Pharmaceutical Co Ltd
(d)
2,116,000 19,476
$ 65,360
Real Estate - 0 .28%
China Resources Land Ltd 1,558,000 6,923
Retail - 0 .97%
Arezzo Industria e Comercio SA 673,000 9,596
Wal-Mart de Mexico SAB de CV 3,659,000 14,419
$ 24,015
Semiconductors - 13 .63%
Global Unichip Corp 1,343,000 50,540
MediaTek Inc 558,148 13,105
Samsung Electronics Co Ltd 1,494,949 68,401
Taiwan Semiconductor Manufacturing Co Ltd 10,256,756 169,687
Taiwan Semiconductor Manufacturing Co Ltd
ADR
232,717 20,262
Zhejiang Jingsheng Mechanical & Electrical Co
Ltd
1,632,765 16,094
$ 338,089
Software - 3 .83%
HCL Technologies Ltd 4,197,200 54,654
Kingnet Network Co Ltd
(d)
7,220,000 8,816
NetEase Inc 1,638,000 25,455
TOTVS SA 1,149,000 6,020
$ 94,945
Telecommunications - 0 .49%
Accton Technology Corp 1,319,000 12,080
TOTAL COMMON STOCKS $ 2,414,150
PREFERRED STOCKS - 0 .44 % Shares Held Value (000's)
Banks - 0 .44%
Itau Unibanco Holding SA 0.18% 2,229,000 $ 10,852
TOTAL PREFERRED STOCKS $ 10,852
Total Investments $ 2,477,537
Other Assets and Liabilities -  0.10% 2,404
TOTAL NET ASSETS - 100.00% $ 2,479,941
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $90,206 or 3.64% of net assets.
Portfolio Summary
Location Percent
China 37 .77%
Taiwan 17 .11%
India 12 .88%
Korea, Republic Of 9 .90%
Brazil 7 .35%
South Africa 2 .98%
Mexico 2 .18%
Thailand 2 .16%
United States 2 .12%
Indonesia 1 .90%
Poland 1 .39%
Saudi Arabia 0 .90%
Turkey 0 .52%
Malaysia 0 .38%
Hong Kong 0 .28%
Chile 0 .08%
Russian Federation 0 .00%
Other Assets and Liabilities
0 .10%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Origin Emerging Markets Fund
February 28, 2023 (unaudited)
See accompanying notes.

Affiliated Securities August 31, 2022 Purchases Sales February 28, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.48% $ — $ 322,939 $ 270,404 $ 52,535
Principal Government Money Market Fund - Institutional Class 4.43% 77,330 488,140 565,470 —
$ 77,330 $ 811,079 $ 835,874 $ 52,535
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.48% $ 552 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.43% 388 — — —
$ 940 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Dividend Income Fund
February 28, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .67 % Shares Held Value (000's)
Money Market Funds - 1 .67%
BlackRock Liquidity FedFund - Institutional
Class 4.42%
(a),(b)
54 $ —
Principal Government Money Market Fund -
Class R-6 4.48%
(a),(c)
22,047,629 22,047
$ 22,047
TOTAL INVESTMENT COMPANIES $ 22,047
COMMON STOCKS - 98 .16 % Shares Held Value (000's)
Advertising - 1 .87%
Interpublic Group of Cos Inc/The 690,889 $ 24,554
Automobile Parts & Equipment - 1 .53%
Linamar Corp 371,274 20,203
Banks - 10 .23%
Bank OZK 745,636 34,322
Cathay General Bancorp 463,937 19,912
Cullen/Frost Bankers Inc 163,401 21,540
East West Bancorp Inc 438,783 33,440
ServisFirst Bancshares Inc 250,633 18,534
Washington Trust Bancorp Inc 163,414 6,863
$ 134,611
Chemicals - 3 .45%
HB Fuller Co 170,179 11,872
Huntsman Corp 570,652 16,743
RPM International Inc 189,535 16,798
$ 45,413
Commercial Services - 1 .39%
John Wiley & Sons Inc 233,676 10,396
Morningstar Inc 38,211 7,923
$ 18,319
Computers - 3 .32%
Amdocs Ltd 335,703 30,754
Leidos Holdings Inc 133,698 12,978
$ 43,732
Consumer Products - 2 .20%
Avery Dennison Corp 124,386 22,662
WD-40 Co 36,318 6,298
$ 28,960
Diversified Financial Services - 4 .87%
Federal Agricultural Mortgage Corp 142,246 20,179
Hamilton Lane Inc 277,220 21,568
Raymond James Financial Inc 206,368 22,382
$ 64,129
Electric - 2 .70%
Alliant Energy Corp 284,716 14,597
IDACORP Inc 202,466 20,935
$ 35,532
Electrical Components & Equipment - 2 .75%
Energizer Holdings Inc 263,546 9,548
Littelfuse Inc 103,102 26,676
$ 36,224
Electronics - 4 .24%
Hubbell Inc 95,162 23,937
Mesa Laboratories Inc 52,082 9,193
nVent Electric PLC 495,830 22,729
$ 55,859
Engineering & Construction - 0 .75%
Comfort Systems USA Inc 67,600 9,832
Food - 1 .86%
Ingredion Inc 246,985 24,550
Gas - 1 .45%
NiSource Inc 698,257 19,153
Hand & Machine Tools - 4 .97%
Lincoln Electric Holdings Inc 157,752 26,491
MSA Safety Inc 130,279 17,503
Snap-on Inc 86,277 21,456
$ 65,450
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 4 .78%
CONMED Corp 267,018 $ 25,684
DENTSPLY SIRONA Inc 420,798 16,020
STERIS PLC 112,809 21,212
$ 62,916
Healthcare - Services - 1 .57%
Select Medical Holdings Corp 758,998 20,637
Home Builders - 3 .60%
LCI Industries 205,321 23,162
MDC Holdings Inc 654,569 24,219
$ 47,381
Insurance - 4 .78%
Assured Guaranty Ltd 410,164 25,598
F&G Annuities & Life Inc 42,825 872
Fidelity National Financial Inc 662,369 26,402
Kinsale Capital Group Inc 31,486 10,035
$ 62,907
Leisure Products & Services - 4 .19%
Acushnet Holdings Corp 486,288 23,468
Brunswick Corp/DE 362,001 31,646
$ 55,114
Machinery - Diversified - 3 .94%
Albany International Corp 186,974 18,870
Crane Holdings Co 105,462 12,632
Nordson Corp 92,416 20,298
$ 51,800
Media - 0 .48%
Cable One Inc 9,089 6,277
Metal Fabrication & Hardware - 1 .95%
Timken Co/The 299,743 25,613
Miscellaneous Manufacturers - 1 .39%
Donaldson Co Inc 189,117 11,962
EnPro Industries Inc 58,589 6,298
$ 18,260
Oil & Gas - 2 .85%
Coterra Energy Inc 276,621 6,907
Diamondback Energy Inc 123,957 17,426
HF Sinclair Corp 265,817 13,217
$ 37,550
Packaging & Containers - 0 .99%
Packaging Corp of America 94,903 12,975
Pharmaceuticals - 1 .06%
Organon & Co 570,016 13,960
Pipelines - 1 .27%
Targa Resources Corp 226,202 16,762
REITs - 10 .70%
Agree Realty Corp 328,654 23,262
Camden Property Trust 95,966 11,013
Cousins Properties Inc 559,680 13,706
EastGroup Properties Inc 110,490 18,040
Essential Properties Realty Trust Inc 600,532 15,470
Four Corners Property Trust Inc 573,325 15,566
Granite Real Estate Investment Trust 298,260 17,981
Medical Properties Trust Inc 1,099,828 11,328
Terreno Realty Corp 231,714 14,415
$ 140,781
Retail - 2 .58%
Papa John's International Inc 124,140 10,421
Williams-Sonoma Inc 187,934 23,477
$ 33,898
Semiconductors - 3 .61%
MKS Instruments Inc 301,610 29,235
Monolithic Power Systems Inc 37,808 18,310
$ 47,545

Schedule of Investments
Small-MidCap Dividend Income Fund
February 28, 2023 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Shipbuilding - 0 .84%
Huntington Ingalls Industries Inc 51,407 $ 11,063
TOTAL COMMON STOCKS $ 1,291,960
Total Investments $ 1,314,007
Other Assets and Liabilities -  0.17% 2,212
TOTAL NET ASSETS - 100.00% $ 1,316,219
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary
Sector Percent
Financial 30 .58%
Industrial 21 .82%
Consumer, Non-cyclical 12 .86%
Consumer, Cyclical 11 .90%
Technology 6 .93%
Utilities 4 .15%
Energy 4 .12%
Basic Materials 3 .45%
Communications 2 .35%
Money Market Funds 1 .67%
Other Assets and Liabilities
0 .17%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales February 28, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.48% $ — $ 357,849 $ 335,802 $ 22,047
Principal Government Money Market Fund - Institutional Class 4.43% 13,815 47,176 60,991 —
$ 13,815 $ 405,025 $ 396,793 $ 22,047
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.48% $ 296 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.43% 123 — — —
$ 419 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Small-MidCap Growth Fund
February 28, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .32 % Shares Held Value (000's)
Money Market Funds - 4 .32%
BlackRock Liquidity FedFund - Institutional
Class 4.42%
(a),(b)
39,300 $ 39
Principal Government Money Market Fund -
Class R-6 4.48%
(a),(c)
325,487 325
$ 364
TOTAL INVESTMENT COMPANIES $ 364
COMMON STOCKS - 95 .28 % Shares Held Value (000's)
Apparel - 2 .77%
Deckers Outdoor Corp
(d)
241 $ 100
On Holding AG
(d)
6,133 134
$ 234
Automobile Parts & Equipment - 1 .55%
Visteon Corp
(d)
787 131
Banks - 1 .42%
SVB Financial Group
(d)
277 80
Wintrust Financial Corp 440 40
$ 120
Beverages - 1 .29%
Celsius Holdings Inc
(d)
1,197 109
Biotechnology - 4 .43%
Cytokinetics Inc
(d)
1,395 61
Halozyme Therapeutics Inc
(d)
2,357 113
Prothena Corp PLC
(d)
916 51
United Therapeutics Corp
(d)
606 149
$ 374
Building Materials - 1 .91%
AZEK Co Inc/The
(d)
5,003 121
Trex Co Inc
(d)
785 40
$ 161
Chemicals - 1 .05%
FMC Corp 690 89
Commercial Services - 13 .68%
Grand Canyon Education Inc
(d)
1,274 144
Herc Holdings Inc 947 136
MarketAxess Holdings Inc 326 111
Paylocity Holding Corp
(d)
686 132
Quanta Services Inc 1,584 256
Toast Inc
(d)
2,720 52
WEX Inc
(d)
536 103
WillScot Mobile Mini Holdings Corp
(d)
4,274 220
$ 1,154
Cosmetics & Personal Care - 1 .21%
elf Beauty Inc
(d)
1,365 102
Diversified Financial Services - 2 .18%
Flywire Corp
(d)
3,169 78
PennyMac Financial Services Inc 920 56
SoFi Technologies Inc
(d)
7,526 50
$ 184
Electrical Components & Equipment - 1 .64%
Belden Inc 1,110 94
Universal Display Corp 327 44
$ 138
Electronics - 1 .10%
nVent Electric PLC 2,020 93
Energy - Alternate Sources - 2 .30%
First Solar Inc
(d)
495 84
Shoals Technologies Group Inc
(d)
4,491 110
$ 194
Engineering & Construction - 3 .09%
AECOM 1,691 146
EMCOR Group Inc 687 115
$ 261
Food - 2 .05%
Lamb Weston Holdings Inc 1,717 173
Hand & Machine Tools - 1 .64%
Lincoln Electric Holdings Inc 823 138
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products - 7 .65%
Exact Sciences Corp
(d)
3,589 $ 224
Inspire Medical Systems Inc
(d)
875 227
Natera Inc
(d)
1,400 68
Silk Road Medical Inc
(d)
2,376 126
$ 645
Healthcare - Services - 1 .70%
Charles River Laboratories International Inc
(d)
651 143
Home Builders - 1 .73%
Meritage Homes Corp 1,337 146
Insurance - 1 .94%
Kinsale Capital Group Inc 515 164
Internet - 2 .58%
Chewy Inc
(d)
1,781 72
Etsy Inc
(d)
528 64
Zillow Group Inc - A Shares
(d)
1,985 82
$ 218
Lodging - 2 .88%
Hyatt Hotels Corp
(d)
1,007 117
Wynn Resorts Ltd
(d)
1,163 126
$ 243
Machinery - Diversified - 1 .49%
Applied Industrial Technologies Inc 886 126
Miscellaneous Manufacturers - 1 .33%
A O Smith Corp 1,706 112
Oil & Gas - 3 .52%
Chesapeake Energy Corp 992 80
Matador Resources Co 4,041 217
$ 297
Oil & Gas Services - 0 .49%
ChampionX Corp 1,336 41
Retail - 9 .07%
Academy Sports & Outdoors Inc 2,958 175
Five Below Inc
(d)
821 168
Floor & Decor Holdings Inc
(d)
820 75
Foot Locker Inc 1,957 86
Freshpet Inc
(d)
1,384 86
Wingstop Inc 1,029 175
$ 765
Semiconductors - 5 .70%
Allegro MicroSystems Inc
(d)
2,921 128
Impinj Inc
(d)
411 54
Lattice Semiconductor Corp
(d)
2,000 170
MACOM Technology Solutions Holdings Inc
(d)
1,168 80
Silicon Laboratories Inc
(d)
272 49
$ 481
Software - 11 .25%
Confluent Inc
(d)
2,458 60
DoubleVerify Holdings Inc
(d)
5,428 143
Evolent Health Inc
(d)
1,212 42
Freshworks Inc
(d)
4,329 65
HashiCorp Inc
(d),(e)
1,324 39
HubSpot Inc
(d)
469 181
Manhattan Associates Inc
(d)
964 138
Phreesia Inc
(d)
1,869 69
Procore Technologies Inc
(d)
3,160 212
$ 949
Telecommunications - 0 .64%
Credo Technology Group Holding Ltd
(d)
5,061 54
TOTAL COMMON STOCKS $ 8,039
Total Investments $ 8,403
Other Assets and Liabilities -  0.40% 34
TOTAL NET ASSETS - 100.00% $ 8,437

Schedule of Investments
Small-MidCap Growth Fund
February 28, 2023 (unaudited)
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $39 or
0.46% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $38 or 0.45% of net assets.
Portfolio Summary
Sector Percent
Consumer, Non-cyclical 32 .01%
Consumer, Cyclical 18 .00%
Technology 16 .95%
Industrial 12 .20%
Energy 6 .31%
Financial 5 .54%
Money Market Funds 4 .32%
Communications 3 .22%
Basic Materials 1 .05%
Other Assets and Liabilities
0 .40%
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales February 28, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.48% $ — $ 1,491 $ 1,166 $ 325
Principal Government Money Market Fund - Institutional Class 4.43% 145 1,733 1,878 —
$ 145 $ 3,224 $ 3,044 $ 325
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.48% $ 3 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.43% 3 — — —
$ 6 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2023 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .72 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .25%
Invesco Preferred ETF
(a)
1,195,593 $ 14,598
iShares Preferred & Income Securities ETF
(a)
6,528 214
$ 14,812
Money Market Funds - 2 .47%
BlackRock Liquidity FedFund - Institutional
Class 4.42%
(b),(c)
59,389,918 59,390
Principal Government Money Market Fund -
Class R-6 4.48%
(b),(c),(d)
89,254,947 89,255
$ 148,645
TOTAL INVESTMENT COMPANIES $ 163,457
CONVERTIBLE PREFERRED STOCKS
- 0 .63 % Shares Held Value (000's)
Banks - 0 .63%
Wells Fargo & Co 7.50%
(e)
31,677 $ 37,788
TOTAL CONVERTIBLE PREFERRED STOCKS $ 37,788
PREFERRED STOCKS - 7 .80 % Shares Held Value (000's)
Banks - 3 .30%
Associated Banc-Corp 5.63%, 09/15/2025
(e)
201,260 $ 4,621
Bank of America Corp 4.38%, 11/03/2025
(a),(e)
317,959 6,162
Bank of Hawaii Corp 4.38%, 08/01/2026
(a),(e)
16,981 325
Citigroup Inc 6.88%, 11/15/2023
(e)
374,723 9,424
3 Month USD LIBOR + 4.13%
Citizens Financial Group Inc 6.35%, 04/06/2024
(e)
14,679 373
3 Month USD LIBOR + 3.64%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(e)
382,212 7,625
First Republic Bank/CA 4.00%, 08/30/2026
(a),(e)
136,033 2,323
Fulton Financial Corp 5.13%, 01/15/2026
(e)
528,451 11,071
Goldman Sachs Group Inc/The 5.50%,
05/10/2023
(e)
481,951 12,030
3 Month USD LIBOR + 3.64%
JPMorgan Chase & Co 4.75%, 12/01/2024
(e)
277,529 5,853
JPMorgan Chase & Co 5.75%, 12/01/2023
(a),(e)
82,068 2,039
KeyCorp 6.13%, 12/15/2026
(e)
739,422 18,559
3 Month USD LIBOR + 3.89%
KeyCorp 6.20%, 12/15/2027
(e)
247,324 6,146
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
Morgan Stanley 4.88%, 01/15/2025
(e)
1,000 22
Morgan Stanley 5.85%, 04/15/2027
(e)
649,481 16,270
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(e)
749,957 19,169
Regions Financial Corp 4.45%, 06/15/2026
(a),(e)
305,618 5,883
Regions Financial Corp 5.70%, 05/15/2029
(e)
328,950 8,092
3 Month USD LIBOR + 3.15%
State Street Corp 5.90%, 03/15/2024
(e)
227,530 5,693
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
(a),(e)
344,034 8,463
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Truist Financial Corp 4.75%, 09/01/2025
(a),(e)
475,202 9,898
US Bancorp 3.75%, 01/15/2026
(a),(e)
3,217 55
US Bancorp 4.00%, 04/15/2026
(e)
35,656 651
Valley National Bancorp 6.25%, 06/30/2025
(e)
170,096 4,298
3 Month USD LIBOR + 3.85%
Webster Financial Corp 5.25%, 03/31/2023
(a),(e)
194,856 4,189
Webster Financial Corp 6.50%, 03/31/2023
(e)
37,427 945
Wells Fargo & Co 4.75%, 03/15/2025
(a),(e)
334,126 6,703
Wells Fargo & Co 5.63%, 06/15/2023
(a),(e)
161,180 3,854
Wells Fargo & Co 5.85%, 09/15/2023
(e)
52,642 1,303
3 Month USD LIBOR + 3.09%
Wells Fargo & Co 6.63%, 03/15/2024
(e)
194,121 4,904
3 Month USD LIBOR + 3.69%
Western Alliance Bancorp 4.25%, 09/30/2026
(e)
545,759 11,570
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
$ 198,513
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 0 .32%
Affiliated Managers Group Inc 4.20%,
09/30/2061
160,000 $ 2,755
Affiliated Managers Group Inc 4.75%,
09/30/2060
7,600 150
Affiliated Managers Group Inc 5.88%,
03/30/2059
147,110 3,423
Capital One Financial Corp 4.80%, 06/01/2025
(e)
167,734 3,306
Capital One Financial Corp 5.00%, 12/01/2024
(a),(e)
345,769 7,244
Stifel Financial Corp 4.50%, 08/15/2026
(e)
110,647 2,087
$ 18,965
Electric - 0 .91%
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
488,498 11,314
3 Month USD LIBOR + 4.01%
CMS Energy Corp 4.20%, 07/15/2026
(e)
17,000 329
CMS Energy Corp 5.88%, 03/01/2079 118,402 2,894
DTE Energy Co 4.38%, 12/01/2081 256,039 5,182
DTE Energy Co 5.25%, 12/01/2077 311,382 7,454
Duke Energy Corp 5.75%, 06/15/2024
(e)
45,234 1,137
Entergy Arkansas LLC 4.88%, 09/01/2066 23,992 536
Entergy Louisiana LLC 4.88%, 09/01/2066 3,135 70
Entergy Texas Inc 5.38%, 10/15/2024
(a),(e)
30,000 750
Georgia Power Co 5.00%, 10/01/2077
(a)
199,784 4,615
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
(a)
80,326 2,023
Southern Co/The 4.95%, 01/30/2080 238,836 5,221
Southern Co/The 5.25%, 12/01/2077 552,515 13,233
$ 54,758
Food - 0 .36%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(e),(f)
236,300 21,858
Insurance - 0 .79%
Allstate Corp/The 4.75%, 01/15/2025
(e)
136,077 2,991
Allstate Corp/The 7.99%, 01/15/2053 508,518 12,916
3 Month USD LIBOR + 3.17%
American Financial Group Inc/OH 5.63%,
06/01/2060
(a)
126,116 2,970
American Financial Group Inc/OH 5.88%,
03/30/2059
98,097 2,436
Arch Capital Group Ltd 5.45%, 03/31/2023
(e)
51,935 1,180
Equitable Holdings Inc 4.30%, 03/15/2026
(e)
312,446 5,952
Equitable Holdings Inc 5.25%, 12/15/2024
(e)
468,094 10,322
Prudential Financial Inc 5.95%, 09/01/2062 181,800 4,581
RenaissanceRe Holdings Ltd 4.20%, 07/15/2026
(e)
126,330 2,179
RenaissanceRe Holdings Ltd 5.75%, 06/30/2023
(e)
21,127 490
Voya Financial Inc 5.35%, 09/15/2029
(e)
72,909 1,754
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 47,771
REITs - 1 .35%
Federal Realty Investment Trust 5.00%,
03/31/2023
(e)
14,868 326
Hudson Pacific Properties Inc 4.75%, 11/16/2026
(e)
367,577 5,197
Kimco Realty Corp 5.25%, 03/31/2023
(a),(e)
130,059 2,844
Prologis Inc 8.54%, 11/13/2026
(e)
153,463 8,824
Public Storage 4.00%, 11/19/2026
(e)
381,000 6,877
Public Storage 4.00%, 06/16/2026
(e)
797,754 14,663
Public Storage 4.13%, 08/14/2025
(e)
396,748 7,312
Public Storage 4.63%, 06/17/2025
(e)
286,725 5,878
Public Storage 4.70%, 11/15/2024
(e)
200,622 4,253
Public Storage 4.75%, 12/20/2024
(a),(e)
186,253 3,949
Public Storage 5.05%, 03/31/2023
(e)
173,379 4,021
Public Storage 5.60%, 03/11/2024
(e)
295,003 7,322
Vornado Realty Trust 5.25%, 11/24/2025
(e)
204,969 3,333

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2023 (unaudited)
See accompanying notes.

PREFERRED STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Vornado Realty Trust 5.25%, 03/31/2023
(e)
382,344 $ 6,190
$ 80,989
Savings & Loans - 0 .02%
Washington Federal Inc 4.88%, 04/15/2026
(e)
55,040 1,081
Sovereign - 0 .08%
CoBank ACB 6.20%, 01/01/2025
(e)
45,175 4,518
3 Month USD LIBOR + 3.74%
Telecommunications - 0 .67%
AT&T Inc 4.75%, 02/18/2025
(e)
1,975,507 39,412
AT&T Inc 5.00%, 12/12/2024
(e)
40,144 849
$ 40,261
TOTAL PREFERRED STOCKS $ 468,714
BONDS - 90 .14%
Principal
Amount (000's) Value (000's)
Banks - 56 .97%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(e),(f),(g),(h)
$ 12,200 $ 12,115
USD Swap Rate NY 5 Year + 5.17%
6.75%, 06/15/2026
(e),(g),(h)
2,700 2,681
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(e),(g),(h)
14,200 12,751
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(e),(g),(h)
57,800 54,910
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
4.75%, 11/12/2026
(e),(g),(h)
47,800 40,611
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
7.50%, 02/08/2024
(e),(g),(h)
60,600 59,312
USD Swap Semi-Annual 5 Year + 4.99%
Bank of America Corp
4.38%, 01/27/2027
(e),(g)
19,400 16,808
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
6.13%, 04/27/2027
(a),(e),(g)
63,500 61,900
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
6.25%, 09/05/2024
(e),(g)
26,600 26,600
3 Month USD LIBOR + 3.71%
6.50%, 10/23/2024
(a),(e),(g)
91,363 90,861
3 Month USD LIBOR + 4.17%
8.05%, 06/15/2027 6,312 6,715
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(e),(g)
32,956 30,006
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(e),(g)
33,250 27,764
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(a),(e),(g)
4,900 4,459
3 Month USD LIBOR + 3.13%
Bank of Nova Scotia/The
4.90%, 06/04/2025
(a),(e),(g)
50,100 48,056
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
8.63%, 10/27/2082
(g)
10,800 11,413
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
Barclays PLC
4.38%, 03/15/2028
(e),(g),(h)
12,900 10,131
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
6.13%, 12/15/2025
(e),(g),(h)
5,900 5,558
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC   (continued)
7.75%, 09/15/2023
(e),(g),(h)
$ 47,300 $ 46,945
USD Swap Semi-Annual 5 Year + 4.84%
8.00%, 06/15/2024
(e),(g),(h)
67,803 67,125
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
8.00%, 03/15/2029
(e),(g),(h)
8,600 8,430
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
BNP Paribas SA
4.63%, 01/12/2027
(e),(f),(g),(h)
48,300 41,055
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.63%, 02/25/2031
(e),(f),(g),(h)
9,700 7,591
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%
6.63%, 03/25/2024
(e),(f),(g),(h)
41,500 40,769
USD Swap Semi-Annual 5 Year + 4.15%
6.63%, 03/25/2024
(e),(g),(h)
8,700 8,547
USD Swap Semi-Annual 5 Year + 4.15%
7.00%, 08/16/2028
(e),(f),(g),(h)
2,500 2,414
USD Swap Semi-Annual 5 Year + 3.98%
7.38%, 08/19/2025
(e),(f),(g),(h)
100 99
USD Swap Semi-Annual 5 Year + 5.15%
7.38%, 08/19/2025
(a),(e),(g),(h)
24,000 23,877
USD Swap Semi-Annual 5 Year + 5.15%
7.75%, 08/16/2029
(e),(f),(g),(h)
22,000 22,412
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
7.75%, 08/16/2029
(e),(g),(h)
10,048 10,236
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.90%
9.25%, 11/17/2027
(e),(f),(g),(h)
6,000 6,405
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Citigroup Capital III
7.63%, 12/01/2036 3,300 3,523
Citigroup Inc
3.88%, 02/18/2026
(e),(g)
60,200 54,023
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(e),(g)
34,110 31,211
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
5.95%, 05/15/2025
(e),(g)
11,168 10,913
3 Month USD LIBOR + 3.91%
6.25%, 08/15/2026
(e),(g)
71,997 71,730
3 Month USD LIBOR + 4.52%
7.38%, 05/15/2028
(e),(g),(i)
28,000 28,000
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Citizens Financial Group Inc
4.00%, 10/06/2026
(e),(g)
20,000 16,833
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(e),(g)
62,097 61,128
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 07/06/2023
(a),(e),(g)
3,390 3,279
3 Month USD LIBOR + 3.00%
6.38%, 04/06/2024
(a),(e),(g)
10,835 10,395
3 Month USD LIBOR + 3.16%
Comerica Inc
5.63%, 07/01/2025
(e),(g)
6,425 6,261
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.29%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Corestates Capital III
5.43%, 02/15/2027
(f)
$ 18,621 $ 17,652
3 Month USD LIBOR + 0.57%
Credit Agricole SA
4.75%, 03/23/2029
(e),(f),(g),(h)
2,100 1,727
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
7.88%, 01/23/2024
(e),(f),(g),(h)
34,840 34,767
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 01/23/2024
(e),(g),(h)
18,100 18,062
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(e),(f),(g),(h)
43,268 43,742
USD Swap Semi-Annual 5 Year + 6.19%
8.13%, 12/23/2025
(e),(g),(h)
15,000 15,164
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08/08/2023
(f),(h)
23,254 22,717
6.50%, 08/08/2023
(h)
6,000 5,861
Credit Suisse Group AG
5.25%, 02/11/2027
(e),(f),(g),(h)
13,450 9,266
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
6.25%, 12/18/2024
(e),(f),(g),(h)
11,000 9,020
USD Swap Semi-Annual 5 Year + 3.46%
7.50%, 12/11/2023
(e),(f),(g),(h)
70,240 63,868
USD Swap Semi-Annual 5 Year + 4.60%
9.75%, 06/23/2027
(e),(f),(g),(h)
24,400 22,080
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.38%
Danske Bank A/S
1.55%, 09/10/2027
(g)
5,000 4,347
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%
6.13%, 03/28/2024
(e),(g),(h)
5,500 5,294
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 06/26/2025
(e),(g),(h)
62,745 60,060
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Fifth Third Bancorp
4.50%, 09/30/2025
(e),(g)
13,325 12,746
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
First Maryland Capital I
5.83%, 01/15/2027 2,000 1,906
3 Month USD LIBOR + 1.00%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(a),(e),(g)
10,000 8,456
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(e),(g)
13,500 11,586
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.13%, 11/10/2026
(e),(g)
11,800 10,133
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.95%
4.95%, 02/10/2025
(e),(g)
23,663 22,463
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(a),(e),(g)
15,750 15,436
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(e),(f),(g)
69,567 86,211
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(a),(e),(g)
50,708 62,840
3 Month USD LIBOR + 4.98%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
HSBC Holdings PLC
6.00%, 05/22/2027
(e),(g),(h)
$ 15,900 $ 14,707
USD Swap Rate NY 5 Year + 3.75%
6.37%, 03/30/2025
(e),(g),(h)
14,800 14,467
USD Swap Rate NY 5 Year + 4.37%
6.38%, 09/17/2024
(e),(g),(h)
3,300 3,221
USD Swap Rate NY 5 Year + 3.71%
6.50%, 03/23/2028
(a),(e),(g),(h)
5,600 5,250
USD Swap Rate NY 5 Year + 3.61%
8.00%, 03/07/2028
(e),(g),(h),(i)
1,600 1,600
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.86%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(e),(g)
87,459 81,188
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(a),(e),(g)
38,673 36,694
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
ING Groep NV
3.88%, 05/16/2027
(e),(g),(h)
22,300 17,117
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%
4.25%, 05/16/2031
(e),(g),(h)
14,500 10,362
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.86%
5.75%, 11/16/2026
(e),(g),(h)
19,275 17,863
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(e),(g),(h)
46,800 44,816
USD Swap Semi-Annual 5 Year + 4.45%
6.75%, 04/16/2024
(e),(g),(h)
45,000 44,024
USD Swap Rate NY 5 Year + 4.20%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(a),(e),(f),(g),(h)
32,021 30,011
USD Swap Semi-Annual 5 Year + 5.46%
8.25%, 11/21/2033
(f),(g)
25,319 26,650
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 4.40%
JPMorgan Chase & Co
3.65%, 06/01/2026
(e),(g)
137,806 119,618
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
6.75%, 02/01/2024
(e),(g)
96,379 96,801
3 Month USD LIBOR + 3.78%
KeyCorp
5.00%, 09/15/2026
(e),(g)
16,087 15,183
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
5.49%, 07/01/2028 6,825 6,314
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 3,500 3,712
Lloyds Banking Group PLC
6.75%, 06/27/2026
(a),(e),(g),(h)
200 193
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%
7.50%, 06/27/2024
(e),(g),(h)
53,331 52,737
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(e),(g),(h)
27,800 27,359
USD Swap Semi-Annual 5 Year + 4.50%
7.95%, 11/15/2033
(g)
5,000 5,475
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.75%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
M&T Bank Corp
3.50%, 09/01/2026
(e),(g)
$ 7,620 $ 6,039
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.00%, 08/01/2024
(a),(e),(g)
4,702 4,485
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.13%, 11/01/2026
(e),(g)
6,305 5,868
3 Month USD LIBOR + 3.52%
6.45%, 02/15/2024
(e),(g)
1,000 995
3 Month USD LIBOR + 3.61%
Macquarie Bank Ltd/London
6.13%, 03/08/2027
(e),(f),(g),(h)
21,000 19,271
USD Swap Semi-Annual 5 Year + 3.70%
6.13%, 03/08/2027
(e),(g),(h)
5,000 4,588
USD Swap Semi-Annual 5 Year + 3.70%
NatWest Group PLC
4.60%, 06/28/2031
(e),(g),(h)
7,685 5,636
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(e),(g),(h)
55,100 51,668
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(e),(g),(h)
30,325 30,169
USD Swap Semi-Annual 5 Year + 5.72%
Nordea Bank Abp
6.13%, 09/23/2024
(a),(e),(f),(g),(h)
34,631 33,378
USD Swap Semi-Annual 5 Year + 3.39%
6.13%, 09/23/2024
(a),(e),(g),(h)
18,735 18,057
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(e),(g),(h)
12,400 12,007
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
6.63%, 03/26/2026
(e),(f),(g),(h)
74,562 72,197
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
PNC Financial Services Group Inc/The
3.40%, 09/15/2026
(e),(g)
10,500 8,677
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.00%, 05/15/2027
(e),(g)
3,000 2,901
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(a),(e),(g)
14,200 13,987
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(e),(g)
49,820 48,201
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Regions Financial Corp
5.75%, 06/15/2025
(a),(e),(g)
16,750 16,460
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(e),(g),(h)
32,800 30,504
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
Societe Generale SA
7.38%, 10/04/2023
(e),(f),(g),(h)
6,800 6,715
USD Swap Semi-Annual 5 Year + 4.30%
7.88%, 12/18/2023
(e),(f),(g),(h)
4,900 4,888
USD Swap Semi-Annual 5 Year + 4.98%
7.88%, 12/18/2023
(e),(g),(h)
14,000 13,965
USD Swap Semi-Annual 5 Year + 4.98%
8.00%, 09/29/2025
(a),(e),(f),(g),(h)
38,460 38,267
USD Swap Rate NY 5 Year + 5.87%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Societe Generale SA   (continued)
8.00%, 09/29/2025
(e),(g),(h)
$ 19,000 $ 18,904
USD Swap Semi-Annual 5 Year + 5.87%
9.38%, 11/22/2027
(e),(f),(g),(h)
3,800 4,008
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.39%
Standard Chartered PLC
4.30%, 08/19/2028
(e),(f),(g),(h)
13,032 10,583
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
6.00%, 07/26/2025
(e),(g),(h)
8,000 7,703
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
6.00%, 07/26/2025
(e),(f),(g),(h)
15,000 14,443
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(e),(f),(g)
13,500 13,765
3 Month USD LIBOR + 1.46%
7.75%, 08/15/2027
(a),(e),(f),(g),(h)
45,000 45,056
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.98%
SVB Financial Group
4.00%, 05/15/2026
(e),(g)
22,100 16,225
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.25%, 11/15/2026
(e),(g)
26,800 18,964
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
Svenska Handelsbanken AB
4.38%, 03/01/2027
(e),(g),(h)
5,400 4,839
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.94%
6.25%, 03/01/2024
(e),(g),(h)
13,800 13,472
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.69%
Toronto-Dominion Bank/The
8.13%, 10/31/2082
(g)
26,800 27,972
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
4.80%, 09/01/2024
(e),(g)
80,832 76,744
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(e),(g)
20,484 20,030
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
5.42%, 03/15/2028 9,022 8,504
3 Month USD LIBOR + 0.65%
5.53%, 05/15/2027 10,900 10,347
3 Month USD LIBOR + 0.67%
5.73%, 04/01/2027 7,000 6,623
3 Month USD LIBOR + 0.98%
UBS Group AG
3.88%, 06/02/2026
(e),(f),(g),(h)
20,000 16,862
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.38%, 02/10/2031
(e),(f),(g),(h)
7,000 5,498
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
6.88%, 08/07/2025
(e),(g),(h)
16,933 16,657
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 01/31/2024
(e),(f),(g),(h)
20,500 20,401
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 01/31/2024
(e),(g),(h)
13,900 13,833
USD Swap Semi-Annual 5 Year + 4.34%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG   (continued)
7.00%, 02/19/2025
(e),(g),(h)
$ 45,320 $ 45,037
USD Swap Semi-Annual 5 Year + 4.87%
UniCredit SpA
8.00%, 06/03/2024
(e),(g),(h)
51,950 50,495
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
3.70%, 01/15/2027
(e),(g)
33,243 27,966
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
USB Realty Corp
5.98%, 01/15/2027
(e),(f)
1,500 1,179
3 Month USD LIBOR + 1.15%
Wells Fargo & Co
3.90%, 03/15/2026
(e),(g)
82,943 74,182
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
5.29%, 01/15/2027 5,345 5,020
3 Month USD LIBOR + 0.50%
5.88%, 06/15/2025
(e),(g)
27,547 27,327
3 Month USD LIBOR + 3.99%
7.95%, 11/15/2029 3,700 4,065
$ 3,422,245
Diversified Financial Services - 4 .75%
Ally Financial Inc
4.70%, 05/15/2026
(e),(g)
39,600 31,033
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(e),(g)
7,500 5,518
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
3.55%, 09/15/2026
(e),(g)
46,400 39,389
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(a),(e),(g)
16,000 13,502
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 06/01/2026
(e),(g)
106,900 97,270
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(e),(g)
57,571 56,707
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(e),(f),(g)
19,750 16,393
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Discover Financial Services
6.13%, 06/23/2025
(e),(g)
25,590 25,336
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
$ 285,148
Electric - 5 .34%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(g)
58,400 48,326
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
American Electric Power Co Inc
3.88%, 02/15/2062
(g)
20,000 16,679
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Dominion Energy Inc
4.65%, 12/15/2024
(e),(g)
$ 120,652 $ 111,301
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
4.88%, 09/16/2024
(e),(g)
96,809 93,663
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(g)
32,145 30,842
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(f),(g)
5,403 5,432
USD Swap Semi-Annual 5 Year + 5.88%
NextEra Energy Capital Holdings Inc
6.82%, 10/01/2066 17,264 14,804
3 Month USD LIBOR + 2.07%
$ 321,047
Food - 0 .12%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(e),(f)
8,700 7,351
Gas - 1 .10%
NiSource Inc
5.65%, 06/15/2023
(e),(g)
68,100 66,015
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Insurance - 13 .47%
ACE Capital Trust II
9.70%, 04/01/2030 15,505 18,953
Allianz SE
3.20%, 10/30/2027
(e),(f),(g),(h)
5,800 4,363
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
3.50%, 11/17/2025
(e),(f),(g),(h)
27,400 23,275
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
American International Group Inc
5.75%, 04/01/2048
(g)
4,573 4,413
3 Month USD LIBOR + 2.87%
Aon Corp
8.21%, 01/01/2027 4,750 5,002
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(g)
63,620 61,091
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(g)
49,800 48,135
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(g)
8,590 8,150
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AXA SA
5.13%, 01/17/2047
(g)
500 483
3 Month USD LIBOR + 3.88%
Corebridge Financial Inc
6.88%, 12/15/2052
(f),(g)
15,500 15,324
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Everest Reinsurance Holdings Inc
7.25%, 05/01/2067 14,420 13,086
3 Month USD LIBOR + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(f),(g)
19,000 15,851
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(f)
76,240 82,693
3 Month USD LIBOR + 3.58%

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(f)
$ 5,025 $ 5,643
Lincoln National Corp
6.85%, 04/20/2067 12,288 9,093
3 Month USD LIBOR + 2.04%
MetLife Capital Trust IV
7.88%, 12/15/2067
(f)
24,540 26,395
MetLife Inc
3.85%, 09/15/2025
(e),(g)
25,655 24,091
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 10,650 10,689
9.25%, 04/08/2068
(f)
53,475 64,589
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 50,413 68,430
3 Month USD LIBOR + 7.55%
Mitsui Sumitomo Insurance Co Ltd
4.95%, 03/06/2029
(e),(g)
520 498
USD Swap Semi-Annual 5 Year + 3.26%
4.95%, 03/06/2029
(e),(f),(g)
1,800 1,724
USD Swap Semi-Annual 5 Year + 3.26%
MMI Capital Trust I
7.63%, 12/15/2027 1,073 1,150
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
5.88%, 05/23/2042
(f),(g)
19,800 19,899
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
5.88%, 05/23/2042
(g)
4,800 4,824
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nationwide Financial Services Inc
6.75%, 05/15/2087 73,215 72,117
Nippon Life Insurance Co
2.75%, 01/21/2051
(f),(g)
3,200 2,624
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(f),(g)
22,900 18,745
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
4.70%, 01/20/2046
(f),(g)
5,000 4,803
USD Swap Rate NY 5 Year + 3.75%
5.10%, 10/16/2044
(f),(g)
19,700 19,267
USD Swap Semi-Annual 5 Year + 3.65%
Prudential Financial Inc
5.20%, 03/15/2044
(g)
3,870 3,793
3 Month USD LIBOR + 3.04%
6.00%, 09/01/2052
(a),(g)
35,900 34,631
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
Sompo Japan Insurance Inc
5.33%, 03/28/2073
(f),(g)
45,300 45,236
3 Month USD LIBOR + 4.27%
Sumitomo Life Insurance Co
4.00%, 09/14/2077
(f),(g)
4,700 4,404
3 Month USD LIBOR + 2.99%
6.50%, 09/20/2073
(a),(f),(g)
13,500 13,436
3 Month USD LIBOR + 4.44%
Voya Financial Inc
4.70%, 01/23/2048
(g)
2,755 2,337
3 Month USD LIBOR + 2.08%
6.13%, 09/15/2023
(e),(g)
11,706 11,529
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(g)
$ 49,000 $ 38,158
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 808,924
Oil & Gas - 0 .73%
BP Capital Markets PLC
4.38%, 06/22/2025
(e),(g)
24,400 23,263
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
4.88%, 03/22/2030
(e),(g)
22,562 20,674
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
$ 43,937
Pipelines - 3 .91%
Enbridge Inc
5.75%, 07/15/2080
(g)
65,201 61,150
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(a),(g)
46,935 44,781
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(a),(g)
34,882 32,289
3 Month USD LIBOR + 3.64%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(g)
44,410 39,654
3 Month USD LIBOR + 3.03%
Transcanada Trust
5.50%, 09/15/2079
(g)
41,000 36,156
Secured Overnight Financing Rate + 4.42%
5.88%, 08/15/2076
(g)
21,652 20,570
3 Month USD LIBOR + 4.64%
$ 234,600
REITs - 0 .98%
Scentre Group Trust 2
4.75%, 09/24/2080
(f),(g)
10,500 9,637
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
4.75%, 09/24/2080
(a),(g)
4,300 3,946
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(f),(g)
51,600 45,150
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 58,733
Sovereign - 0 .65%
CoBank ACB
4.25%, 01/01/2027
(e),(g)
1,000 869
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(e),(g)
16,400 15,897
3 Month USD LIBOR + 4.66%
6.45%, 10/01/2027
(e),(g)
11,400 11,428
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(e),(f),(g)
11,800 11,033
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 39,227
Telecommunications - 1 .37%
Vodafone Group PLC
3.25%, 06/04/2081
(g)
24,000 20,937
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
7.00%, 04/04/2079
(g)
62,686 61,451
USD Swap Semi-Annual 5 Year + 4.87%
$ 82,388

Schedule of Investments
Spectrum Preferred and Capital Securities Income Fund
February 28, 2023 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation - 0 .75%
BNSF Funding Trust I
6.61%, 12/15/2055
(g)
$ 46,556 $ 45,276
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 5,414,891
Total Investments $ 6,084,850
Other Assets and Liabilities -  (1.29)% (77,361)
TOTAL NET ASSETS - 100.00% $ 6,007,489
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $100,735 or 1.68% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $103,820 or 1.73% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,292,207 or 21.51% of net assets.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $1,736,068 or 28.90% of net assets.
(i) Security purchased on a when-issued basis.
Portfolio Summary
Sector Percent
Financial 82 .58%
Utilities 7 .35%
Energy 4 .64%
Money Market Funds 2 .47%
Communications 2 .04%
Industrial 0 .75%
Government 0 .73%
Consumer, Non-cyclical 0 .48%
Investment Companies 0 .25%
Other Assets and Liabilities
( 1 .29 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities August 31, 2022 Purchases Sales February 28, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.48% $ — $ 566,266 $ 477,011 $ 89,255
Principal Government Money Market Fund - Institutional Class 4.43% 42,280 527,117 569,397 —
$ 42,280 $ 1,093,383 $ 1,046,408 $ 89,255
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.48% $ 520 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.43% 201 — — —
$ 721 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Ultra Note; June 2023 Short 1,316 $ 154,219 $ (96)
US 2 Year Note; June 2023 Long 3,315 675,354 (1,562)
Total $ (1,658)
Amounts in thousands except contracts.

Glossary to the Schedule of Investments
February 28, 2023 (unaudited)
See accompanying notes.

Currency Abbreviations
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CZK Czech Koruna
EUR Euro
GBP British Pound Sterling
IDR Indonesian Rupiah
ILS Israeli New Shekel
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
THB Thai Baht
USD/$ United States Dollar
ZAR South African Rand

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
BLUE CHIP FUND
Class A shares
2023(b) $ 29.35 ( $ 0.03) ( $ 0.51) ( $ 0.54) $ – ( $ 0.20) ( $ 0.20) $ 28.61
2022 42.59 (0.12) (10.39) (10.51) – (2.73) (2.73) 29.35
2021 33.85 (0.18) 10.06 9.88 – (1.14) (1.14) 42.59
2020 25.56 (0.07) 9.54 9.47 (0.02) (1.16) (1.18) 33.85
2019 24.49 (0.01) 2.67 2.66 – (1.59) (1.59) 25.56
2018 19.91 (0.07) 5.24 5.17 – (0.59) (0.59) 24.49
Class C shares
2023(b) 27.18 (0.12) (0.48) (0.60) – (0.20) (0.20) 26.38
2022 39.91 (0.35) (9.65) (10.00) – (2.73) (2.73) 27.18
2021 32.01 (0.42) 9.46 9.04 – (1.14) (1.14) 39.91
2020 24.39 (0.26) 9.03 8.77 – (1.15) (1.15) 32.01
2019 23.62 (0.18) 2.54 2 .36 – (1.59) (1.59) 24.39
2018 19.37 (0.23) 5.07 4.84 – (0.59) (0.59) 23.62
Class J shares
2023(b) 29.87 (0.01) (0.51) (0.52) – (0.20) (0.20) 29.15
2022 43.23 (0.07) (10.56) (10.63) – (2.73) (2.73) 29.87
2021 34.29 (0.13) 10.21 10.08 – (1.14) (1.14) 43.23
2020 25.86 (0.04) 9.64 9.60 (0.01) (1.16) (1.17) 34.29
2019 24.74 (0.02) 2.73 2.71 – (1.59) (1.59) 25.86
2018(i) 20.16 (0.05) 5.22 5.17 – (0.59) (0.59) 24.74
Institutional shares
2023(b) 30.11 0.01 (0.51) (0.50) – (0.20) (0.20) 29.41
2022 43.51 (0.02) (10.65) (10.67) – (2.73) (2.73) 30.11
2021 34.47 (0.08) 10.26 10.18 – (1.14) (1.14) 43.51
2020 26.00 (0.01) 9.72 9.71 (0.05) (1.19) (1.24) 34.47
2019 24.81 0.09 2.69 2.78 – (1.59) (1.59) 26.00
2018 20.10 0.01 5.29 5.30 – (0.59) (0.59) 24.81

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(1.85) % (c),(d) $ 886,259 0.95% (e),(f) – % (0.20) % (e) 14.0% (e)
(26 .35) (d) 850,509 0.94 (f) – (0.35) 24.0
30.18 (d) 1,123,747 0.91 (f) – (0.49) 25.6
38.51 (d) 646,386 0.93 (f) – (0.25) 30.0
12.75 (d) 302,904 1.00 (f) – (0.06) 15.9
26.45 (d) 164,310 1.09 (f) – (0.30) 34.0
(2.22) (c),(d) 251,925 1.68 (e),(f) – (0.95) (e) 14.0 (e)
(26.86) (d) 276,796 1.66 (f) – (1.08) 24.0
29.26 (d) 411,694 1.65 (f) – (1.23) 25.6
37.43 (d) 322,210 1.66 (f) – (0.99) 30.0
11.91 (d) 156,734 1.73 (f) – (0.80) 15.9
25.47 (d) 91,660 1.84 (f) – (1.05) 34.0
(1.75) (c),(d) 152,950 0.79 (e),(g) 0.84 (e),(h) (0.05) (e) 14.0 (e)
(26.23) (d) 156,338 0.77 (g) 0.82 (h) (0.18) 24.0
30.38 (d) 221,942 0.77 (g) 0.83 (h) (0.35) 25.6
38.58 (d) 153,325 0.82 (g) 0.91 (h) (0.14) 30.0
12.82 (d) 80,050 0.96 (g) 1.08 (h) (0.06) 15.9
26.12 (c),(d) 59,232 1.01 (e),(g) 1.04 (e),(h) (0.21) (e) 34.0 (e)
(1.70) (c),(j) 2,363,700 0.66 (e),(f) – 0.08 (e) 14.0 (e)
(26.13) (j) 2,473,139 0.66 (f) – (0.06) 24.0
30.51 3,141,819 0.65 (f) – (0.23) 25.6
38.88 2,638,389 0 .66 (f) – (0.02) 30.0
13.09 725,718 0.67 (f) – 0.39 15.9
26.88 175,887 0.75 (f) – 0.03 34.0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Period from September 11, 2017, date operations commenced, through August 31, 2018.
(j) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
BLUE CHIP FUND
R-3 shares
2023(b) $ 29 .23 ( $ 0 .06 ) ( $ 0 .50 ) ( $ 0 .56 ) $ – ( $ 0 .20 ) ( $ 0 .20 ) $ 28 .47
2022 42 .51 ( 0 .18 ) ( 10 .37 ) ( 10 .55 ) – ( 2 .73 ) ( 2 .73 ) 29 .23
2021 33 .85 ( 0 .25 ) 10 .05 9 .80 – ( 1 .14 ) ( 1 .14 ) 42 .51
2020 25 .59 ( 0 .12 ) 9 .53 9 .41 – ( 1 .15 ) ( 1 .15 ) 33 .85
2019 24 .55 ( 0 .07 ) 2 .70 2 .63 – ( 1 .59 ) ( 1 .59 ) 25 .59
2018 20 .00 ( 0 .10 ) 5 .24 5 .14 – ( 0 .59 ) ( 0 .59 ) 24 .55
R-4 shares
2023(b) 29 .57 ( 0 .03 ) ( 0 .51 ) ( 0 .54 ) – ( 0 .20 ) ( 0 .20 ) 28 .83
2022 42 .89 ( 0 .15 ) ( 10 .44 ) ( 10 .59 ) – ( 2 .73 ) ( 2 .73 ) 29 .57
2021 34 .08 ( 0 .18 ) 10 .13 9 .95 – ( 1 .14 ) ( 1 .14 ) 42 .89
2020 25 .76 ( 0 .06 ) 9 .58 9 .52 ( 0 .03 ) ( 1 .17 ) ( 1 .20 ) 34 .08
2019 24 .66 ( 0 .01 ) 2 .70 2 .69 – ( 1 .59 ) ( 1 .59 ) 25 .76
2018 20 .05 ( 0 .06 ) 5 .26 5 .20 – ( 0 .59 ) ( 0 .59 ) 24 .66
R-5 shares
2023(b) 29 .84 ( 0 .01 ) ( 0 .52 ) ( 0 .53 ) – ( 0 .20 ) ( 0 .20 ) 29 .11
2022 43 .20 ( 0 .09 ) ( 10 .54 ) ( 10 .63 ) – ( 2 .73 ) ( 2 .73 ) 29 .84
2021 34 .29 ( 0 .14 ) 10 .19 10 .05 – ( 1 .14 ) ( 1 .14 ) 43 .20
2020 25 .86 ( 0 .04 ) 9 .66 9 .62 ( 0 .03 ) ( 1 .16 ) ( 1 .19 ) 34 .29
2019 24 .72 0 .02 2 .71 2 .73 – ( 1 .59 ) ( 1 .59 ) 25 .86
2018 20 .07 ( 0 .03 ) 5 .27 5 .24 – ( 0 .59 ) ( 0 .59 ) 24 .72
R-6 shares
2023(b) 30 .24 0 .03 ( 0 .52 ) ( 0 .49 ) – ( 0 .20 ) ( 0 .20 ) 29 .55
2022 43 .64 0 .02 ( 10 .69 ) ( 10 .67 ) – ( 2 .73 ) ( 2 .73 ) 30 .24
2021 34 .54 ( 0 .05 ) 10 .29 10 .24 – ( 1 .14 ) ( 1 .14 ) 43 .64
2020 26 .04 0 .04 9 .72 9 .76 ( 0 .07 ) ( 1 .19 ) ( 1 .26 ) 34 .54
2019 24 .82 0 .07 2 .74 2 .81 – ( 1 .59 ) ( 1 .59 ) 26 .04
2018 20 .10 0 .03 5 .28 5 .31 – ( 0 .59 ) ( 0 .59 ) 24 .82

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 1 .92 ) % (c) $ 9,632 1 .14% (d) ,(e) ( 0 .40 ) % (d) 14 .0% (d)
( 26 .50 ) 11,031 1 .13 (e) ( 0 .51 ) 24 .0
29 .94 11,204 1 .12 (e) ( 0 .70 ) 25 .6
38 .20 8,764 1 .12 (e) ( 0 .43 ) 30 .0
12 .58 5,913 1 .15 (e) ( 0 .32 ) 15 .9
26 .18 8,402 1 .24 ( 0 .45 ) 34 .0
( 1 .83 ) (c) 1,980 0 .95 (d) ,(e) ( 0 .21 ) (d) 14 .0 (d)
( 26 .35 ) 2,443 0 .94 (e) ( 0 .40 ) 24 .0
30 .18 5,608 0 .93 (e) ( 0 .51 ) 25 .6
38 .45 5,230 0 .93 (e) ( 0 .23 ) 30 .0
12 .78 3,989 0 .96 (e) ( 0 .05 ) 15 .9
26 .42 1,300 1 .05 ( 0 .27 ) 34 .0
( 1 .78 ) (c) 8,859 0 .83 (d) ,(e) ( 0 .07 ) (d) 14 .0 (d)
( 26 .25 ) 7,938 0 .82 (e) ( 0 .25 ) 24 .0
30 .29 12,383 0 .81 (e) ( 0 .39 ) 25 .6
38 .66 12,060 0 .81 (e) ( 0 .15 ) 30 .0
12 .92 6,380 0 .84 (e) 0 .07 15 .9
26 .59 5,279 0 .93 ( 0 .15 ) 34 .0
( 1 .63 ) (c) 4,923,169 0 .57 (d) ,(e) 0 .18 (d) 14 .0 (d)
( 26 .08 ) (f) 4,932,871 0 .56 (e) 0 .05 24 .0
30 .66 (f) 6,134,030 0 .55 (e) ( 0 .14 ) 25 .6
39 .01 4,051,190 0 .55 (e) 0 .15 30 .0
13 .22 3,052,936 0 .58 (e) 0 .29 15 .9
26 .93 2,709,836 0 .67 (e) 0 .12 34 .0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
BOND MARKET INDEX FUND
Class J shares
2023(b) $ 8.56 $ 0.12 ( $ 0.33) ( $ 0.21) ( $ 0.11) $ – ( $ 0.11) $ 8.24
2022 9.89 0.15 (1.32) (1.17) (0.13) (0.03) (0.16) 8.56
2021 11.79 0.15 (0.19) (0.04) (0.64) (1.22) (1.86) 9.89
2020 11.36 0.21 0.43 0 .64 (0.21) – (0.21) 11.79
2019 10.60 0.23 0.74 0.97 (0.21) – (0.21) 11.36
2018 11 .01 0.20 (0.39) (0.19) (0.22) – (0.22) 10.60
Institutional shares
2023(b) 8.77 0.14 (0.34) (0.20) (0.14) – (0.14) 8.43
2022 10.12 0.18 (1.33) (1.15) (0.17) (0.03) (0.20) 8.77
2021 12.03 0.19 (0.20) (0.01) (0.68) (1.22) (1.90) 10.12
2020 11.59 0.26 0.45 0.71 (0.27) – (0.27) 12.03
2019 10.81 0.29 0.76 1.05 (0.27) – (0.27) 11.59
2018 11.21 0.25 (0.39) (0.14) (0.26) – (0.26) 10.81
R-1 shares
2023(b) 8.58 0.10 (0.34) (0.24) (0.04) – (0.04) 8.30
2022 9.89 0.10 (1.31) (1.21) (0.07) (0.03) (0.10) 8.58
2021 11.82 0.09 (0.19) (0.10) (0.61) (1.22) (1.83) 9.89
2020 11.36 0.16 0.43 0.59 (0.13) – (0.13) 11.82
2019 10.58 0.19 0.75 0.94 (0.16) – (0.16) 11.36
2018 10.97 0.15 (0.38) (0.23) (0.16) – (0.16) 10.58
R-3 shares
2023(b) 8.55 0.12 (0.33) (0.21) (0.09) – (0.09) 8.25
2022 9.86 0.13 (1.31) (1.18) (0.10) (0.03) (0.13) 8.55
2021 11.78 0.12 (0.20) (0.08) (0.62) (1.22) (1.84) 9.86
2020 11.35 0.19 0.44 0.63 (0.20) – (0.20) 11.78
2019 10.57 0.22 0.76 0.98 (0.20) – (0.20) 11.35
2018 10.97 0.19 (0.39) (0.20) (0.20) – (0.20) 10.57
R-4 shares
2023(b) 8.64 0.12 (0.33) (0.21) (0.10) – (0.10) 8.33
2022 9.97 0.15 (1.33) (1.18) (0.12) (0.03) (0.15) 8.64
2021 11.88 0.15 (0.20) (0.05) (0.64) (1.22) (1.86) 9.97
2020 11.39 0.22 0.43 0.65 (0.16) – (0.16) 11.88
2019 10.60 0.24 0.78 1.02 (0.23) – (0.23) 11.39
2018 11.00 0.21 (0.39) (0.18) (0.22) – (0.22) 10.60
R-5 shares
2023(b) 8.61 0.13 (0.33) (0.20) (0.12) – (0.12) 8.29
2022 9.94 0.16 (1.32) (1.16) (0.14) (0.03) (0.17) 8.61
2021 11.85 0.16 (0.20) (0.04) (0.65) (1.22) (1.87) 9.94
2020 11.42 0.23 0.44 0.67 ( 0 .24) – (0.24) 11.85
2019 10.65 0.26 0.75 1.01 (0.24) – (0.24) 11.42
2018 11.05 0.22 (0.39) (0.17) (0.23) – (0.23) 10.65

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
(2.50) % (c),(d) $ 30,952 0.51% (e),(f) 0.55% (e),(g) 2.99% (e) 116.2% (e)
(11.95) (d) 32,188 0.48 (f) 0.52 (g) 1.61 113.4
(0.44) (d) 36,254 0.48 (f) 0.52 (g) 1.42 161.7
5.75 (d) 44,200 0.57 (f) 0.62 (g) 1.79 94.1
9.38 (d) 29,025 0.71 (f) 0.91 (g) 2.10 107.7
(1.79) (d) 27,466 0.62 (f) 0.75 (g) 1.86 102.7
(2.30) (c) 2,378,690 0.14 (e),(h) – 3.37 (e) 116.2 (e)
(11.58) 1,858,811 0.15 (h) – 1.97 113.4
(0.18) 831,018 0.14 (h) – 1.77 161.7
6.29 2,290,008 0.14 (h) – 2.25 94.1
9.92 2,056,135 0.16 (h) – 2.65 107.7
(1.29) 1,472,817 0.16 (h) – 2.32 102.7
(2.75) (c) 592 1.01 (e),(h) – 2.48 (e) 116.2 (e)
(12.33) 850 1.02 (h) – 1.07 113.4
(1.02) 1,148 1.01 (h) – 0.88 161.7
5.27 1,412 1.02 (h) – 1.36 94.1
8.99 1,169 1.04 (h) – 1.78 107.7
(2.10) 1,391 1.04 (h) – 1.44 102.7
(2.61) (c),(i) 8,420 0.70 (e),(h) – 2.80 (e) 116.2 (e)
(11.99) (i) 8,056 0.71 (h) – 1.38 113.4
(0.84) 11,264 0.70 (h) – 1.18 161.7
5.66 13,196 0.71 (h) – 1.67 94.1
9.41 11,337 0.73 (h) – 2.09 107.7
(1.87) 13,934 0.73 (h) – 1.75 102.7
(2.39) (c) 3,262 0.51 (e),(h) – 3.00 (e) 116.2 (e)
(11.97) 2,611 0.52 (h) – 1.56 113.4
(0.51) 4,099 0.51 (h) – 1.39 161.7
5.84 6,523 0.52 (h) – 1.87 94.1
9.82 5,521 0.54 (h) – 2.29 107.7
(1.67) 44,422 0.54 (h) – 1.95 102.7
(2.38) (c) 9,965 0.39 (e),(h) – 3.11 (e) 116.2 (e)
(11.84) 10,475 0.40 (h) – 1.68 113.4
(0.44) 14,572 0.39 (h) – 1.50 161.7
6.01 18,279 0.40 (h) – 1.98 94.1
9.67 16,552 0.42 (h) – 2.40 107.7
(1.56) 18,775 0.42 (h) – 2.05 102.7
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED REAL ASSET FUND
(b)
Class A shares
2023(c) $ 12 .73 $ 0 .10 ( $ 0 .52 ) ( $ 0 .42 ) ( $ 0 .58 ) ( $ 0 .69 ) ( $ 1 .27 ) $ 11 .04
2022 13 .53 0 .31 ( 0 .18 ) 0 .13 ( 0 .77 ) ( 0 .16 ) ( 0 .93 ) 12 .73
2021 11 .13 0 .22 2 .20 2 .42 ( 0 .02 ) – ( 0 .02 ) 13 .53
2020 11 .23 0 .17 ( 0 .06 ) 0 .11 ( 0 .21 ) – ( 0 .21 ) 11 .13
2019 11 .70 0 .26 ( 0 .42 ) ( 0 .16 ) ( 0 .31 ) – ( 0 .31 ) 11 .23
2018 11 .53 0 .24 0 .15 0 .39 ( 0 .22 ) – ( 0 .22 ) 11 .70
Institutional shares
2023(c) 12 .73 0 .13 ( 0 .54 ) ( 0 .41 ) ( 0 .60 ) ( 0 .69 ) ( 1 .29 ) 11 .03
2022 13 .54 0 .35 ( 0 .17 ) 0 .18 ( 0 .83 ) ( 0 .16 ) ( 0 .99 ) 12 .73
2021 11 .14 0 .24 2 .22 2 .46 ( 0 .06 ) – ( 0 .06 ) 13 .54
2020 11 .25 0 .21 ( 0 .04 ) 0 .17 ( 0 .28 ) – ( 0 .28 ) 11 .14
2019 11 .74 0 .31 ( 0 .44 ) ( 0 .13 ) ( 0 .36 ) – ( 0 .36 ) 11 .25
2018 11 .57 0 .29 0 .14 0 .43 ( 0 .26 ) – ( 0 .26 ) 11 .74
R-3 shares
2023(c) 12 .65 0 .10 ( 0 .53 ) ( 0 .43 ) ( 0 .57 ) ( 0 .69 ) ( 1 .26 ) 10 .96
2022 13 .43 0 .27 ( 0 .15 ) 0 .12 ( 0 .74 ) ( 0 .16 ) ( 0 .90 ) 12 .65
2021 11 .07 0 .18 2 .20 2 .38 ( 0 .02 ) – ( 0 .02 ) 13 .43
2020 11 .20 0 .15 ( 0 .05 ) 0 .10 ( 0 .23 ) – ( 0 .23 ) 11 .07
2019 11 .69 0 .25 ( 0 .43 ) ( 0 .18 ) ( 0 .31 ) – ( 0 .31 ) 11 .20
2018 11 .53 0 .23 0 .13 0 .36 ( 0 .20 ) – ( 0 .20 ) 11 .69
R-6 shares
2023(c) 12 .72 0 .13 ( 0 .53 ) ( 0 .40 ) ( 0 .60 ) ( 0 .69 ) ( 1 .29 ) 11 .03
2022 13 .53 0 .35 ( 0 .16 ) 0 .19 ( 0 .84 ) ( 0 .16 ) ( 1 .00 ) 12 .72
2021 11 .14 0 .28 2 .18 2 .46 ( 0 .07 ) – ( 0 .07 ) 13 .53
2020 11 .26 0 .22 ( 0 .06 ) 0 .16 ( 0 .28 ) – ( 0 .28 ) 11 .14
2019 11 .74 0 .32 ( 0 .43 ) ( 0 .11 ) ( 0 .37 ) – ( 0 .37 ) 11 .26
2018 11 .57 0 .29 0 .14 0 .43 ( 0 .26 ) – ( 0 .26 ) 11 .74

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 3 .26 ) % (d) ,(e) $ 104,274 1 .20% (f) ,(g) 1 .81% (f) 76 .4% (f)
0 .95 (e) 150,176 1 .20 (g) 2 .34 90 .9
21 .79 (e) 83,941 1 .20 (g) 1 .74 70 .0
0 .89 (e) 43,485 1 .19 (g) 1 .57 85 .4
( 1 .11 ) (e) 54,880 1 .22 (g) 2 .35 71 .5
3 .36 (e) 107,180 1 .22 (g) 2 .05 84 .1
( 3 .13 ) (d) 2,165,194 0 .83 (f) ,(g) 2 .23 (f) 76 .4 (f)
1 .35 2,624,597 0 .83 (g) 2 .61 90 .9
22 .18 2,086,484 0 .83 (g) 1 .97 70 .0
1 .36 1,960,593 0 .84 (g) 1 .95 85 .4
( 0 .83 ) 2,388,382 0 .85 (g) 2 .74 71 .5
3 .72 2,518,033 0 .85 (g) 2 .45 84 .1
( 3 .32 ) (d) 272 1 .34 (f) ,(g) 1 .73 (f) 76 .4 (f)
0 .89 274 1 .33 (g) 2 .06 90 .9
21 .47 225 1 .34 (g) 1 .49 70 .0
0 .78 138 1 .36 (g) 1 .39 85 .4
( 1 .27 ) 113 1 .36 (g) 2 .22 71 .5
3 .15 81 1 .35 (g) 1 .99 84 .1
( 3 .02 ) (d) 1,539,170 0 .77 (f) ,(g) 2 .29 (f) 76 .4 (f)
1 .45 1,853,422 0 .77 (g) 2 .61 90 .9
22 .14 2,213,151 0 .78 (g) 2 .22 70 .0
1 .32 1,162,658 0 .79 (g) 1 .99 85 .4
( 0 .68 ) 1,330,773 0 .79 (g) 2 .82 71 .5
3 .78 1,523,846 0 .79 (g) 2 .50 84 .1
(a) Calculated based on average shares outstanding during the period.
(b) Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(c) Six months ended February 28, 2023.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
EDGE MIDCAP FUND
Class A shares
2023(b) $ 11.95 $ 0.05 $ 0.66 $ 0.71 ( $ 0.31) ( $ 1.27) ( $ 1.58) $ 11.08
2022 18.61 0.05 (1.99) (1.94) (0.04) (4.68) (4.72) 11.95
2021 14.76 0.02 4.61 4.63 (0.05) (0.73) (0.78) 18.61
2020 14.39 0.06 0.92 0.98 (0.11) (0.50) (0.61) 14.76
2019(i) 11.98 0.06 2.35 2.41 – – – 14.39
Institutional shares
2023(b) 12.05 0.07 0.67 0.74 (0.35) (1.27) (1.62) 11.17
2022 18.71 0.10 (2.00) (1.90) (0.08) (4.68) (4.76) 12.05
2021 14.83 0.08 4.62 4.70 (0.09) (0.73) (0.82) 18.71
2020 14.42 0.11 0.92 1.03 (0.12) (0.50) (0.62) 14.83
2019 14.99 0.11 0.09 0.20 (0.15) (0.62) (0.77) 14.42
2018 12.60 0.16 2.42 2.58 – (0.19) (0.19) 14.99
R-6 shares
2023(b) 12.11 0.08 0.66 0.74 (0.36) (1.27) (1.63) 11.22
2022 18.78 0.11 (2.00) (1.89) (0.10) (4.68) (4.78) 12.11
2021 14.88 0.09 4.65 4.74 (0.11) (0.73) (0.84) 18.78
2020 14.46 0.13 0.92 1.05 (0.13) (0.50) (0.63) 14.88
2019 15.03 0.13 0.09 0.22 (0.17) (0.62) (0.79) 14.46
2018 12.68 0.16 2.44 2.60 (0.06) (0.19) (0.25) 15.03

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6.71% (c),(d) $ 16,678 1.11% (e),(f),(g) 0.92% (e) 12.7% (e)
(13.95) (d) 16,564 1.10 (f) 0.38 16.1
32.16 (d) 21,225 1.10 (f) 0.13 14.4
6.54 (d),(h) 12,547 1.10 (f) 0.46 27.9
20.20 (c),(d),(h) 5,587 1.10 (e),(f) 0.59 (e) 19.8
6.87 (c) 46,669 0.78 (e),(f),(g) 1.22 (e) 12.7 (e)
(13.65) 61,125 0.77 (f) 0.70 16.1
32.55 112,703 0.77 (f) 0.46 14.4
6.97 82,198 0.77 (f) 0.79 27.9
2.47 34,358 0.82 (f) 0.81 19.8
20.58 14,470 0.90 (f) 1.17 17.4
6.85 (c) 28,208 0.68 (e),(f),(g) 1.33 (e) 12.7 (e)
(13.54) 33,326 0.66 (f) 0 .79 16.1
32.68 451,070 0.65 (f) 0.57 14.4
7.11 758,215 0 .66 (f) 0.90 27.9
2.56 653,991 0.71 (f) 0.90 19.8
20.69 657,980 0.76 (f) 1.15 17.4
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Includes 0.01% of interest expense associated with borrowings. The expense is not subject to the Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(i) Period from December 31, 2018, date operations commenced, through August 31, 2019.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
GLOBAL MULTI-STRATEGY FUND
(b)
Class A shares
2023(c) $ 11 .06 $ 0 .10 $ 0 .10 $ 0 .20 ( $ 0 .55 ) ( $ 0 .62 ) $ – ( $ 1 .17 ) $ 10 .09
2022 11 .77 0 .05 ( 0 .35 ) ( 0 .30 ) ( 0 .02 ) ( 0 .39 ) – ( 0 .41 ) 11 .06
2021 10 .95 0 .03 0 .93 0 .96 ( 0 .14 ) – – ( 0 .14 ) 11 .77
2020 10 .64 0 .18 0 .13 0 .31 – – – – 10 .95
2019 11 .09 0 .18 ( 0 .02 ) 0 .16 ( 0 .11 ) ( 0 .47 ) ( 0 .03 ) ( 0 .61 ) 10 .64
2018 11 .28 0 .11 ( 0 .01 ) 0 .10 ( 0 .05 ) ( 0 .24 ) – ( 0 .29 ) 11 .09
Institutional shares
2023(c) 11 .24 0 .13 0 .11 0 .24 ( 0 .60 ) ( 0 .62 ) – ( 1 .22 ) 10 .26
2022 11 .96 0 .11 ( 0 .37 ) ( 0 .26 ) ( 0 .07 ) ( 0 .39 ) – ( 0 .46 ) 11 .24
2021 11 .12 0 .10 0 .93 1 .03 ( 0 .19 ) – – ( 0 .19 ) 11 .96
2020 10 .76 0 .21 0 .15 0 .36 – – – – 11 .12
2019 11 .21 0 .23 ( 0 .02 ) 0 .21 ( 0 .16 ) ( 0 .47 ) ( 0 .03 ) ( 0 .66 ) 10 .76
2018 11 .39 0 .15 – 0 .15 ( 0 .09 ) ( 0 .24 ) – ( 0 .33 ) 11 .21
R-6 shares
2023(c) 11 .25 0 .13 0 .11 0 .24 ( 0 .60 ) ( 0 .62 ) – ( 1 .22 ) 10 .27
2022 11 .96 0 .10 ( 0 .35 ) ( 0 .25 ) ( 0 .07 ) ( 0 .39 ) – ( 0 .46 ) 11 .25
2021 11 .12 0 .10 0 .93 1 .03 ( 0 .19 ) – – ( 0 .19 ) 11 .96
2020 10 .75 0 .29 0 .08 0 .37 – – – – 11 .12
2019 11 .21 0 .23 ( 0 .02 ) 0 .21 ( 0 .17 ) ( 0 .47 ) ( 0 .03 ) ( 0 .67 ) 10 .75
2018 11 .39 0 .16 ( 0 .01 ) 0 .15 ( 0 .09 ) ( 0 .24 ) – ( 0 .33 ) 11 .21

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest
Expense on Short Sales,
Short Sale Fees and Reverse
Repurchase Agreement
Expense)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2 .06% (d) ,(e) $ 37,605 2 .28% (f) ,(g) 2 .05% (f) ,(g) ,(h) 1 .89% (f) 141 .5% (f)
( 2 .60 ) (e) 38,252 2 .41 (g) 2 .08 (g) ,(h) 0 .47 123 .2
8 .71 (e) ,(i) 39,485 2 .60 (g) 2 .12 (g) ,(h) 0 .30 289 .8
3 .01 (e) ,(i) 27,072 3 .68 (g) ,(j) 2 .11 (g) ,(h) ,(j) 1 .68 439 .7
1 .82 (e) 41,100 3 .37 (g) ,(j) 2 .02 (g) ,(h) ,(j) 1 .72 387 .8
0 .90 (e) 63,860 2 .48 (g) 1 .95 (g) ,(h) 1 .02 378 .0
2 .35 (d) 327,859 1 .82 (f) ,(g) 1 .59 (f) ,(g) ,(h) 2 .36 (f) 141 .5 (f)
( 2 .19 ) 364,886 1 .96 (g) 1 .63 (g) ,(h) 0 .92 123 .2
9 .27 (i) 351,188 2 .16 (g) 1 .63 (g) ,(h) 0 .89 289 .8
3 .44 (i) 591,298 3 .21 (g) ,(j) 1 .64 (g) ,(h) ,(j) 1 .98 439 .7
2 .24 453,013 2 .99 (g) ,(j) 1 .64 (g) ,(h) ,(j) 2 .11 387 .8
1 .29 749,738 2 .16 (g) 1 .63 (g) ,(h) 1 .35 378 .0
2 .36 (d) 69,143 1 .77 (f) ,(g) 1 .54 (f) ,(g) ,(h) 2 .41 (f) 141 .5 (f)
( 2 .10 ) 76,481 1 .91 (g) 1 .58 (g) ,(h) 0 .88 123 .2
9 .37 173,029 2 .08 (g) 1 .58 (g) ,(h) 0 .89 289 .8
3 .44 166,448 3 .15 (g) ,(j) 1 .58 (g) ,(h) ,(j) 2 .74 439 .7
2 .28 818,258 2 .91 (g) ,(j) 1 .56 (g) ,(h) ,(j) 2 .19 387 .8
1 .25 (i) 1,780,595 2 .08 (g) 1 .55 (g) ,(h) 1 .43 378 .0
(a) Calculated based on average shares outstanding during the period.
(b) Consolidated financial statement; see "Basis for Consolidation" in Notes to Financial Statements.
(c) Six months ended February 28, 2023.
(d) Total return amounts have not been annualized.
(e) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit.
(h) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(j) Includes 0.01% of expenses associated with fund investments. The expense is not subject to the Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL SUSTAINABLE LISTED INFRASTRUCTURE FUND
Institutional shares
2023(c) $ 10 .00 $ 0 .10 $ 0 .55 $ 0 .65 ( $ 0 .08 ) ( $ 0 .05 ) ( $ 0 .13 ) $ 10 .52

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets(b)
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .48% (d) $ 15,009 0 .88% (b) ,(e) 2 .21% (e) 50 .0% (e)
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Period from September 22, 2022, date operations commenced, through February 28, 2023.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL EQUITY INDEX FUND
Institutional shares
2023(b) $ 9 .39 $ 0 .08 $ 1 .09 $ 1 .17 ( $ 0 .27 ) ( $ 0 .01 ) ( $ 0 .28 ) $ 10 .28
2022 12 .39 0 .34 ( 2 .74 ) ( 2 .40 ) ( 0 .36 ) ( 0 .24 ) ( 0 .60 ) 9 .39
2021 10 .06 0 .27 2 .32 2 .59 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 12 .39
2020 9 .83 0 .21 0 .37 0 .58 ( 0 .32 ) ( 0 .03 ) ( 0 .35 ) 10 .06
2019 10 .57 0 .30 ( 0 .69 ) ( 0 .39 ) ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 9 .83
2018 10 .55 0 .28 0 .12 0 .40 ( 0 .30 ) ( 0 .08 ) ( 0 .38 ) 10 .57
R-1 shares
2023(b) 9 .06 0 .04 1 .06 1 .10 ( 0 .18 ) ( 0 .01 ) ( 0 .19 ) 9 .97
2022 11 .97 0 .23 ( 2 .65 ) ( 2 .42 ) ( 0 .25 ) ( 0 .24 ) ( 0 .49 ) 9 .06
2021 9 .73 0 .16 2 .25 2 .41 ( 0 .14 ) ( 0 .03 ) ( 0 .17 ) 11 .97
2020 9 .50 0 .12 0 .35 0 .47 ( 0 .21 ) ( 0 .03 ) ( 0 .24 ) 9 .73
2019 10 .20 0 .20 ( 0 .65 ) ( 0 .45 ) ( 0 .16 ) ( 0 .09 ) ( 0 .25 ) 9 .50
2018 10 .20 0 .18 0 .11 0 .29 ( 0 .21 ) ( 0 .08 ) ( 0 .29 ) 10 .20
R-3 shares
2023(b) 9 .18 0 .05 1 .07 1 .12 ( 0 .20 ) ( 0 .01 ) ( 0 .21 ) 10 .09
2022 12 .13 0 .27 ( 2 .69 ) ( 2 .42 ) ( 0 .29 ) ( 0 .24 ) ( 0 .53 ) 9 .18
2021 9 .85 0 .19 2 .29 2 .48 ( 0 .17 ) ( 0 .03 ) ( 0 .20 ) 12 .13
2020 9 .64 0 .16 0 .35 0 .51 ( 0 .27 ) ( 0 .03 ) ( 0 .30 ) 9 .85
2019 10 .35 0 .23 ( 0 .65 ) ( 0 .42 ) ( 0 .20 ) ( 0 .09 ) ( 0 .29 ) 9 .64
2018 10 .35 0 .22 0 .10 0 .32 ( 0 .24 ) ( 0 .08 ) ( 0 .32 ) 10 .35
R-4 shares
2023(b) 9 .30 0 .06 1 .08 1 .14 ( 0 .23 ) ( 0 .01 ) ( 0 .24 ) 10 .20
2022 12 .27 0 .29 ( 2 .71 ) ( 2 .42 ) ( 0 .31 ) ( 0 .24 ) ( 0 .55 ) 9 .30
2021 9 .97 0 .22 2 .31 2 .53 ( 0 .20 ) ( 0 .03 ) ( 0 .23 ) 12 .27
2020 9 .75 0 .18 0 .36 0 .54 ( 0 .29 ) ( 0 .03 ) ( 0 .32 ) 9 .97
2019 10 .48 0 .25 ( 0 .67 ) ( 0 .42 ) ( 0 .22 ) ( 0 .09 ) ( 0 .31 ) 9 .75
2018 10 .46 0 .24 0 .12 0 .36 ( 0 .26 ) ( 0 .08 ) ( 0 .34 ) 10 .48
R-5 shares
2023(b) 9 .33 0 .07 1 .08 1 .15 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 10 .23
2022 12 .31 0 .31 ( 2 .72 ) ( 2 .41 ) ( 0 .33 ) ( 0 .24 ) ( 0 .57 ) 9 .33
2021 10 .00 0 .24 2 .30 2 .54 ( 0 .20 ) ( 0 .03 ) ( 0 .23 ) 12 .31
2020 9 .78 0 .19 0 .36 0 .55 ( 0 .30 ) ( 0 .03 ) ( 0 .33 ) 10 .00
2019 10 .50 0 .27 ( 0 .67 ) ( 0 .40 ) ( 0 .23 ) ( 0 .09 ) ( 0 .32 ) 9 .78
2018 10 .49 0 .24 0 .12 0 .36 ( 0 .27 ) ( 0 .08 ) ( 0 .35 ) 10 .50
R-6 shares
2023(b) 9 .40 0 .08 1 .09 1 .17 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 10 .29
2022 12 .40 0 .34 ( 2 .74 ) ( 2 .40 ) ( 0 .36 ) ( 0 .24 ) ( 0 .60 ) 9 .40
2021 10 .06 0 .27 2 .33 2 .60 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 12 .40
2020 9 .83 0 .22 0 .36 0 .58 ( 0 .32 ) ( 0 .03 ) ( 0 .35 ) 10 .06
2019 10 .57 0 .30 ( 0 .69 ) ( 0 .39 ) ( 0 .26 ) ( 0 .09 ) ( 0 .35 ) 9 .83
2018 10 .54 0 .29 0 .12 0 .41 ( 0 .30 ) ( 0 .08 ) ( 0 .38 ) 10 .57

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
12 .59% (c) $ 49,637 0 .33% (d) ,(e) ,(f) 1 .67% (d) 38 .5% (d)
( 20 .27 ) 41,036 0 .32 (e) ,(g) 3 .09 20 .1
26 .03 50,246 0 .31 (e) 2 .38 21 .7
5 .77 35,803 0 .31 (e) 2 .11 31 .1
( 3 .33 ) 50,221 0 .31 (e) 3 .09 23 .4
3 .69 46,042 0 .34 (e) 2 .54 27 .2
12 .25 (c) 368 1 .21 (d) ,(f) 0 .80 (d) 38 .5 (d)
( 21 .00 ) 325 1 .19 (g) 2 .15 20 .1
24 .95 491 1 .19 1 .46 21 .7
4 .86 491 1 .19 1 .31 31 .1
( 4 .19 ) 588 1 .20 2 .09 23 .4
2 .78 722 1 .19 1 .71 27 .2
12 .37 (c) 11,356 0 .90 (d) ,(f) 1 .14 (d) 38 .5 (d)
( 20 .75 ) 10,683 0 .88 (g) 2 .47 20 .1
25 .42 16,698 0 .88 1 .75 21 .7
5 .11 15,706 0 .88 1 .65 31 .1
( 3 .82 ) 16,499 0 .89 2 .41 23 .4
3 .03 17,816 0 .88 2 .04 27 .2
12 .39 (c) 9,324 0 .71 (d) ,(f) 1 .31 (d) 38 .5 (d)
( 20 .53 ) 8,359 0 .69 (g) 2 .70 20 .1
25 .56 10,509 0 .69 1 .96 21 .7
5 .34 9,023 0 .69 1 .84 31 .1
( 3 .72 ) 7,466 0 .70 2 .51 23 .4
3 .37 11,977 0 .69 2 .22 27 .2
12 .48 (c) 15,989 0 .59 (d) ,(f) 1 .40 (d) 38 .5 (d)
( 20 .45 ) 13,153 0 .57 (g) 2 .82 20 .1
25 .66 18,863 0 .57 2 .08 21 .7
5 .45 16,208 0 .57 1 .95 31 .1
( 3 .50 ) 16,948 0 .58 2 .80 23 .4
3 .38 18,479 0 .57 2 .26 27 .2
12 .58 (c) 926,311 0 .31 (d) ,(e) ,(f) 1 .74 (d) 38 .5 (d)
( 20 .25 ) 912,444 0 .30 (e) ,(g) 3 .10 20 .1
26 .14 1,151,273 0 .29 (e) 2 .35 21 .7
5 .66 (h) 1,020,094 0 .29 (e) 2 .25 31 .1
( 3 .23 ) (h) 1,003,550 0 .28 (e) 3 .04 23 .4
3 .80 997,061 0 .27 (e) 2 .67 27 .2
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Includes 0.01% and 0.01% of interest expense associated with borrowings and expenses associated with the reclaim of foreign taxes paid, respectively.
These expenses are not subject to the Manager's contractual expense limit.
(g) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(h) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL SMALL COMPANY FUND
Institutional shares
2023(b) $ 8 .88 $ 0 .04 $ 0 .68 $ 0 .72 ( $ 0 .11 ) $ – ( $ 0 .11 ) $ 9 .49
2022 13 .47 0 .20 ( 3 .69 ) ( 3 .49 ) ( 0 .16 ) ( 0 .94 ) ( 1 .10 ) 8 .88
2021 10 .63 0 .12 2 .87 2 .99 ( 0 .15 ) – ( 0 .15 ) 13 .47
2020 10 .46 0 .09 0 .40 0 .49 ( 0 .32 ) – ( 0 .32 ) 10 .63
2019 12 .36 0 .14 ( 1 .17 ) ( 1 .03 ) ( 0 .14 ) ( 0 .73 ) ( 0 .87 ) 10 .46
2018 12 .17 0 .15 0 .67 0 .82 ( 0 .26 ) ( 0 .37 ) ( 0 .63 ) 12 .36
R-6 shares
2023(b) 8 .93 0 .04 0 .69 0 .73 ( 0 .12 ) – ( 0 .12 ) 9 .54
2022 13 .55 0 .22 ( 3 .72 ) ( 3 .50 ) ( 0 .18 ) ( 0 .94 ) ( 1 .12 ) 8 .93
2021 10 .70 0 .13 2 .87 3 .00 ( 0 .15 ) – ( 0 .15 ) 13 .55
2020 10 .52 0 .09 0 .42 0 .51 ( 0 .33 ) – ( 0 .33 ) 10 .70
2019 12 .42 0 .14 ( 1 .16 ) ( 1 .02 ) ( 0 .15 ) ( 0 .73 ) ( 0 .88 ) 10 .52
2018 12 .21 0 .13 0 .71 0 .84 ( 0 .26 ) ( 0 .37 ) ( 0 .63 ) 12 .42

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
8 .17% (c) $ 43,039 1 .13% (d) ,(e) 0 .96% (d) 66 .4% (d)
( 27 .62 ) 49,278 1 .16 (e) 1 .81 61 .4
28 .27 94,066 1 .19 (e) 0 .96 54 .6
4 .49 72,515 1 .20 (e) 0 .88 44 .1
( 7 .31 ) 34,866 1 .20 (e) 1 .36 46 .8
6 .63 18,212 1 .20 (e) 1 .19 45 .9
8 .23 (c) 663,686 1 .07 (d) ,(e) 0 .97 (d) 66 .4 (d)
( 27 .61 ) 655,371 1 .08 (e) 2 .00 61 .4
28 .27 1,087,460 1 .08 (e) 1 .11 54 .6
4 .67 966,964 1 .08 (e) 0 .91 44 .1
( 7 .20 ) 855,932 1 .07 (e) 1 .36 46 .8
6 .79 976,593 1 .06 (e) 1 .06 45 .9
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
OPPORTUNISTIC MUNICIPAL FUND
Class A shares
2023(b) $ 9 .80 $ 0 .20 ( $ 0 .41 ) ( $ 0 .21 ) ( $ 0 .20 ) ( $ 0 .20 ) $ 9 .39
2022 11 .71 0 .36 ( 1 .91 ) ( 1 .55 ) ( 0 .36 ) ( 0 .36 ) 9 .80
2021 10 .96 0 .37 0 .76 1 .13 ( 0 .38 ) ( 0 .38 ) 11 .71
2020 11 .26 0 .36 ( 0 .30 ) 0 .06 ( 0 .36 ) ( 0 .36 ) 10 .96
2019 10 .60 0 .43 0 .64 1 .07 ( 0 .41 ) ( 0 .41 ) 11 .26
2018 10 .65 0 .42 ( 0 .07 ) 0 .35 ( 0 .40 ) ( 0 .40 ) 10 .60
Institutional shares
2023(b) 9 .80 0 .21 ( 0 .41 ) ( 0 .20 ) ( 0 .21 ) ( 0 .21 ) 9 .39
2022 11 .72 0 .39 ( 1 .92 ) ( 1 .53 ) ( 0 .39 ) ( 0 .39 ) 9 .80
2021 10 .97 0 .40 0 .76 1 .16 ( 0 .41 ) ( 0 .41 ) 11 .72
2020 11 .26 0 .40 ( 0 .30 ) 0 .10 ( 0 .39 ) ( 0 .39 ) 10 .97
2019 10 .61 0 .46 0 .63 1 .09 ( 0 .44 ) ( 0 .44 ) 11 .26
2018 10 .66 0 .45 ( 0 .07 ) 0 .38 ( 0 .43 ) ( 0 .43 ) 10 .61

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 2 .16 ) % (c) ,(d) $ 42,199 1 .04% (e) ,(f) 0 .84% (e) ,(f) ,(g) 4 .24% (e) 32 .7% (e)
( 13 .42 ) (d) 49,013 0 .90 (f) 0 .84 (f) ,(g) 3 .32 52 .4
10 .43 (d) 59,266 0 .88 (f) 0 .84 (f) ,(g) 3 .26 48 .0
0 .62 (d) 50,459 0 .91 (f) 0 .84 (f) ,(g) 3 .35 76 .6
10 .36 (d) 53,756 0 .98 (f) 0 .86 (f) ,(g) 4 .01 66 .1
3 .37 (d) 46,667 1 .00 (f) 0 .90 (f) ,(g) 3 .94 76 .0
( 2 .03 ) (c) 75,100 0 .76 (e) ,(f) 0 .56 (e) ,(f) ,(g) 4 .52 (e) 32 .7 (e)
( 13 .25 ) 90,215 0 .62 (f) 0 .56 (f) ,(g) 3 .57 52 .4
10 .73 116,210 0 .60 (f) 0 .56 (f) ,(g) 3 .52 48 .0
0 .99 82,465 0 .63 (f) 0 .56 (f) ,(g) 3 .64 76 .6
10 .55 82,132 0 .70 (f) 0 .58 (f) ,(g) 4 .27 66 .1
3 .66 55,466 0 .72 (f) 0 .62 (f) ,(g) 4 .21 76 .0
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.
(g) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
ORIGIN EMERGING MARKETS FUND
Class A shares
2023(b) $ 9 .83 $ 0 .03 ( $ 0 .27 ) ( $ 0 .24 ) ( $ 0 .21 ) $ – ( $ 0 .21 ) $ 9 .38
2022 14 .16 0 .30 ( 4 .21 ) ( 3 .91 ) ( 0 .18 ) ( 0 .24 ) ( 0 .42 ) 9 .83
2021 12 .36 0 .14 1 .71 1 .85 ( 0 .05 ) – ( 0 .05 ) 14 .16
2020 10 .63 0 .11 1 .77 1 .88 ( 0 .15 ) – ( 0 .15 ) 12 .36
2019 11 .28 0 .11 ( 0 .68 ) ( 0 .57 ) ( 0 .08 ) – ( 0 .08 ) 10 .63
2018 11 .74 0 .12 ( 0 .52 ) ( 0 .40 ) ( 0 .06 ) – ( 0 .06 ) 11 .28
Institutional shares
2023(b) 9 .67 0 .05 ( 0 .25 ) ( 0 .20 ) ( 0 .26 ) – ( 0 .26 ) 9 .21
2022 13 .95 0 .35 ( 4 .15 ) ( 3 .80 ) ( 0 .24 ) ( 0 .24 ) ( 0 .48 ) 9 .67
2021 12 .17 0 .18 1 .69 1 .87 ( 0 .09 ) – ( 0 .09 ) 13 .95
2020 10 .47 0 .16 1 .74 1 .90 ( 0 .20 ) – ( 0 .20 ) 12 .17
2019 11 .16 0 .18 ( 0 .71 ) ( 0 .53 ) ( 0 .16 ) – ( 0 .16 ) 10 .47
2018 11 .61 0 .07 ( 0 .41 ) ( 0 .34 ) ( 0 .11 ) – ( 0 .11 ) 11 .16
R-6 shares
2023(b) 9 .69 0 .06 ( 0 .26 ) ( 0 .20 ) ( 0 .27 ) – ( 0 .27 ) 9 .22
2022 13 .98 0 .34 ( 4 .13 ) ( 3 .79 ) ( 0 .26 ) ( 0 .24 ) ( 0 .50 ) 9 .69
2021 12 .18 0 .22 1 .68 1 .90 ( 0 .10 ) – ( 0 .10 ) 13 .98
2020 10 .48 0 .16 1 .75 1 .91 ( 0 .21 ) – ( 0 .21 ) 12 .18
2019 11 .16 0 .25 ( 0 .76 ) ( 0 .51 ) ( 0 .17 ) – ( 0 .17 ) 10 .48
2018 11 .61 0 .15 ( 0 .49 ) ( 0 .34 ) ( 0 .11 ) – ( 0 .11 ) 11 .16

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 2 .32 ) % (c) ,(d) $ 5,010 1 .52% (e) ,(f) 0 .75% (e) 63 .8% (e)
( 28 .32 ) (d) 5,426 1 .57 (f) 2 .45 48 .7
14 .95 (d) 9,524 1 .60 (f) 1 .00 71 .9
17 .73 (d) 4,003 1 .60 (f) 0 .96 72 .9
( 4 .94 ) (d) 2,455 1 .66 (f) 1 .08 59 .4
( 3 .49 ) (d) 4,384 1 .75 (f) 0 .97 52 .3
( 2 .00 ) (c) 88,039 1 .17 (e) ,(f) 1 .08 (e) 63 .8 (e)
( 28 .08 ) 96,342 1 .20 (f) 2 .97 48 .7
15 .42 124,727 1 .20 (f) 1 .30 71 .9
18 .21 26,478 1 .20 (f) 1 .44 72 .9
( 4 .55 ) 11,710 1 .22 (f) 1 .78 59 .4
( 2 .98 ) 12,032 1 .25 (f) 0 .58 52 .3
( 1 .94 ) (c) 2,386,892 1 .04 (e) 1 .23 (e) 63 .8 (e)
( 27 .96 ) 2,180,550 1 .05 (f) 2 .85 48 .7
15 .61 3,729,485 1 .05 (f) 1 .56 71 .9
18 .30 1,827,389 1 .07 (f) 1 .43 72 .9
( 4 .42 ) 1,082,059 1 .12 (f) 2 .40 59 .4
( 2 .97 ) 622,846 1 .21 (f) 1 .21 52 .3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALL-MIDCAP DIVIDEND INCOME FUND
Class A shares
2023(b) $ 15 .94 $ 0 .12 $ 0 .90 $ 1 .02 ( $ 0 .12 ) ( $ 0 .79 ) ( $ 0 .91 ) $ 16 .05
2022 17 .01 0 .20 ( 1 .09 ) ( 0 .89 ) ( 0 .16 ) ( 0 .02 ) ( 0 .18 ) 15 .94
2021 11 .91 0 .10 5 .16 5 .26 ( 0 .16 ) – ( 0 .16 ) 17 .01
2020 13 .96 0 .16 ( 1 .88 ) ( 1 .72 ) ( 0 .23 ) ( 0 .10 ) ( 0 .33 ) 11 .91
2019 17 .84 0 .28 ( 1 .92 ) ( 1 .64 ) ( 0 .35 ) ( 1 .89 ) ( 2 .24 ) 13 .96
2018 16 .57 0 .34 1 .92 2 .26 ( 0 .21 ) ( 0 .78 ) ( 0 .99 ) 17 .84
Class C shares
2023(b) 15 .74 0 .06 0 .91 0 .97 ( 0 .06 ) ( 0 .79 ) ( 0 .85 ) 15 .86
2022 16 .81 0 .07 ( 1 .09 ) ( 1 .02 ) ( 0 .03 ) ( 0 .02 ) ( 0 .05 ) 15 .74
2021 11 .78 ( 0 .01 ) 5 .11 5 .10 ( 0 .07 ) – ( 0 .07 ) 16 .81
2020 13 .82 0 .06 ( 1 .86 ) ( 1 .80 ) ( 0 .14 ) ( 0 .10 ) ( 0 .24 ) 11 .78
2019 17 .68 0 .17 ( 1 .90 ) ( 1 .73 ) ( 0 .24 ) ( 1 .89 ) ( 2 .13 ) 13 .82
2018 16 .43 0 .21 1 .90 2 .11 ( 0 .08 ) ( 0 .78 ) ( 0 .86 ) 17 .68
Institutional shares
2023(b) 16 .03 0 .14 0 .91 1 .05 ( 0 .14 ) ( 0 .79 ) ( 0 .93 ) 16 .15
2022 17 .11 0 .24 ( 1 .10 ) ( 0 .86 ) ( 0 .20 ) ( 0 .02 ) ( 0 .22 ) 16 .03
2021 11 .97 0 .15 5 .18 5 .33 ( 0 .19 ) – ( 0 .19 ) 17 .11
2020 14 .04 0 .19 ( 1 .89 ) ( 1 .70 ) ( 0 .27 ) ( 0 .10 ) ( 0 .37 ) 11 .97
2019 17 .92 0 .32 ( 1 .91 ) ( 1 .59 ) ( 0 .40 ) ( 1 .89 ) ( 2 .29 ) 14 .04
2018 16 .65 0 .39 1 .92 2 .31 ( 0 .26 ) ( 0 .78 ) ( 1 .04 ) 17 .92
R-6 shares
2023(b) 16 .11 0 .14 0 .92 1 .06 ( 0 .15 ) ( 0 .79 ) ( 0 .94 ) 16 .23
2022 17 .20 0 .26 ( 1 .12 ) ( 0 .86 ) ( 0 .21 ) ( 0 .02 ) ( 0 .23 ) 16 .11
2021 12 .03 0 .15 5 .22 5 .37 ( 0 .20 ) – ( 0 .20 ) 17 .20
2020 14 .10 0 .20 ( 1 .89 ) ( 1 .69 ) ( 0 .28 ) ( 0 .10 ) ( 0 .38 ) 12 .03
2019 17 .98 0 .33 ( 1 .93 ) ( 1 .60 ) ( 0 .39 ) ( 1 .89 ) ( 2 .28 ) 14 .10
2018 16 .66 0 .40 1 .94 2 .34 ( 0 .24 ) ( 0 .78 ) ( 1 .02 ) 17 .98

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
6 .65% (c) ,(d) $ 153,723 1 .12% (e) ,(f) 1 .53% (e) 33 .7% (e)
( 5 .31 ) (d) 145,799 1 .12 (f) 1 .17 22 .1
44 .42 (d) 148,411 1 .12 (f) 0 .70 74 .6
( 12 .55 ) (d) 103,382 1 .12 (f) 1 .20 28 .9
( 7 .83 ) (d) 147,402 1 .13 (f) 1 .91 21 .9
13 .93 (d) 214,620 1 .13 (f) 1 .98 31 .5
6 .34 (c) ,(d) 38,352 1 .87 (e) ,(f) 0 .76 (e) 33 .7 (e)
( 6 .09 ) (d) 45,460 1 .87 (f) 0 .39 22 .1
43 .44 (d) 69,017 1 .87 (f) ( 0 .03 ) 74 .6
( 13 .25 ) (d) 71,660 1 .87 (f) 0 .45 28 .9
( 8 .50 ) (d) 118,135 1 .88 (f) 1 .16 21 .9
13 .08 (d) 170,893 1 .88 (f) 1 .23 31 .5
6 .83 (c) 731,883 0 .85 (e) ,(f) 1 .79 (e) 33 .7 (e)
( 5 .08 ) 749,448 0 .85 (f) 1 .44 22 .1
44 .89 833,344 0 .85 (f) 1 .02 74 .6
( 12 .36 ) 1,408,105 0 .85 (f) 1 .47 28 .9
( 7 .54 ) 1,892,406 0 .86 (f) 2 .19 21 .9
14 .20 2,453,527 0 .86 (f) 2 .25 31 .5
6 .83 (c) 392,261 0 .79 (e) ,(f) 1 .77 (e) 33 .7 (e)
( 5 .05 ) 120,396 0 .80 (f) 1 .54 22 .1
45 .03 61,986 0 .79 (f) 0 .93 74 .6
( 12 .24 ) 9,135 0 .79 (f) 1 .52 28 .9
( 7 .54 ) 8,589 0 .79 (f) 2 .27 21 .9
14 .39 7,737 0 .78 (f) 2 .28 31 .5
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALL-MIDCAP GROWTH FUND
Institutional shares
2023(b) $ 10 .95 ( $ 0 .02 ) ( $ 0 .33 ) ( $ 0 .35 ) $ – $ – $ – $ 10 .60
2022 19 .16 ( 0 .08 ) ( 3 .17 ) ( 3 .25 ) ( 0 .02 ) ( 4 .94 ) ( 4 .96 ) 10 .95
2021 14 .33 ( 0 .06 ) 6 .31 6 .25 – ( 1 .42 ) ( 1 .42 ) 19 .16
2020 10 .26 ( 0 .06 ) 4 .13 4 .07 – – – 14 .33
2019(g) 10 .00 ( 0 .01 ) 0 .27 0 .26 – – – 10 .26

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 3 .20 ) % (c) $ 8,437 0 .83% (d) ,(e) ( 0 .40 ) % (d) 180 .4% (d)
( 21 .76 ) 8,707 0 .83 (e) ( 0 .60 ) 161 .6
44 .49 (f) 11,489 0 .83 (e) ( 0 .33 ) 148 .4
39 .77 (f) 7,626 0 .83 (e) ( 0 .59 ) 134 .3
2 .60 (c) 5,131 0 .83 (d) ,(e) ( 0 .48 ) (d) 175 .8 (d)
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Period from June 12, 2019, date operations commenced, through August 31, 2019.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
Class A shares
2023(b) $ 9.13 $ 0.20 $ – $ 0.20 ( $ 0.26) $ – ( $ 0.26) $ 9.07
2022 10.64 0.37 (1.44) (1.07) (0.44) – (0.44) 9.13
2021 10.32 0.38 0.36 0.74 (0.42) – (0.42) 10.64
2020 10.30 0.42 0.05 0.47 (0.45) – (0.45) 10.32
2019 10.06 0.49 0.26 0.75 (0.51) – (0.51) 10.30
2018 10.53 0.50 (0.46) 0.04 ( 0 .49) (0.02) (0.51) 10.06
Class C shares
2023(b) 9.13 0.17 (0.02) 0.15 (0.22) – (0.22) 9.06
2022 10.64 0.30 (1.45) (1.15) (0.36) – (0.36) 9.13
2021 10.31 0.30 0.37 0.67 (0.34) – (0.34) 10.64
2020 10.29 0.35 0.04 0.39 (0.37) – (0.37) 10.31
2019 10.05 0.42 0.25 0.67 (0.43) – (0.43) 10.29
2018 10.52 0.42 (0.46) (0.04) (0.41) (0.02) (0.43) 10.05
Class J shares
2023(b) 8.83 0.19 – 0.19 (0.26) – (0.26) 8.76
2022 10.32 0.36 (1.41) (1.05) (0.44) – (0.44) 8.83
2021 10.01 0 .37 0.37 0.74 (0.43) – (0.43) 10.32
2020 10.01 0.41 0.04 0.45 (0.45) – (0.45) 10.01
2019 9.79 0.47 0.26 0.73 (0.51) – (0.51) 10.01
2018 10.26 0.49 (0.45) 0.04 (0.49) (0.02) (0.51) 9.79
Institutional shares
2023(b) 9.05 0.21 – 0.21 (0.27) – (0.27) 8.99
2022 10.56 0.39 (1.44) (1.05) (0.46) – (0.46) 9.05
2021 10.24 0.40 0.37 0.77 (0.45) – (0.45) 10.56
2020 10.23 0.45 0.04 0.49 (0.48) – (0.48) 10.24
2019 9.99 0.52 0.26 0.78 (0.54) – (0.54) 10.23
2018 10.46 0.52 (0.46) 0.06 (0.51) (0.02) (0.53) 9.99
R-1 shares
2023(b) 9.00 0.17 0.01 0.18 (0.24) – (0.24) 8.94
2022 10.50 0.32 (1.43) (1.11) (0.39) – (0.39) 9.00
2021 10.19 0.32 0.36 0.68 (0.37) – (0.37) 10.50
2020 10.17 0.36 0.06 0.42 (0.40) – (0.40) 10.19
2019 9.94 0.44 0.25 0.69 (0.46) – (0.46) 10.17
2018 10.41 0.44 (0.46) (0.02) (0.43) (0.02) (0.45) 9.94

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
2.27% (c),(d) $ 753,100 1.05% (e) – % 4.50% (e) 11.4% (e)
(10.28) (d) 808,228 1.03 – 3.78 15.4
7.32 (d) 971,310 1.04 – 3.62 21.6
4.77 (d) 844,525 1.05 – 4.18 18.1
7.80 (d) 732,421 1.06 – 4.96 19.8
0.32 (d) 655,225 1.06 – 4.83 12.3
1.77 (c),(d) 166,977 1.81 (e) – 3.73 (e) 11.4 (e)
(10.98) (d) 180,824 1.79 – 3.01 15.4
6.58 (d) 256,799 1.79 – 2.89 21.6
3.95 (d) 365,817 1.81 – 3.44 18.1
6.97 (d) 469,674 1.81 – 4.21 19.8
(0.44) (d) 631,599 1.81 – 4.08 12.3
2.25 (c),(d) 35,596 1.03 (e),(f) 1.05 (e),(g) 4.51 (e) 11.4 (e)
(10.38) (d) 36,128 1.01 (f) 1.03 (g) 3.80 15.4
7.50 (d) 42,288 1.00 (f) 1.02 (g) 3.68 21.6
4.67 (d) 42,554 1.07 (f) 1.10 (g) 4.17 18.1
7.75 (d) 45,660 1.13 (f) 1.16 (g) 4.89 19.8
0.38 (d) 45,458 1.02 (f) 1.05 (g) 4.87 12.3
2.42 (c) 3,883,155 0.80 (e),(h) – 4.74 (e) 11.4 (e)
(10.14) 4,213,593 0.79 (h) – 4.01 15.4
7.64 5,472,494 0.79 (h) – 3.87 21.6
4.96 4,746,270 0.81 (h) – 4.42 18.1
8.12 3,591,388 0.81 (h) – 5.21 19.8
0.59 3,306,108 0.80 (h) – 5.09 12.3
2.04 (c) 487 1.58 (e) – 3.96 (e) 11.4 (e)
(10.81) 476 1.57 – 3.23 15.4
6.75 620 1.57 – 3.10 21.6
4.24 613 1.58 – 3.62 18.1
7.23 1,024 1 .58 – 4.44 19.8
(0.20) 987 1.58 – 4.29 12.3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2023.
(c) Total return amounts have not been annualized.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(g) Excludes expense reimbursement from Manager and/or Distributor.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SPECTRUM PREFERRED AND CAPITAL SECURITIES INCOME FUND
R-3 shares
2023(b) $ 8 .98 $ 0 .19 ( $ 0 .01 ) $ 0 .18 ( $ 0 .25 ) $ – ( $ 0 .25 ) $ 8 .91
2022 10 .48 0 .35 ( 1 .43 ) ( 1 .08 ) ( 0 .42 ) – ( 0 .42 ) 8 .98
2021 10 .16 0 .35 0 .37 0 .72 ( 0 .40 ) – ( 0 .40 ) 10 .48
2020 10 .15 0 .40 0 .04 0 .44 ( 0 .43 ) – ( 0 .43 ) 10 .16
2019 9 .92 0 .47 0 .25 0 .72 ( 0 .49 ) – ( 0 .49 ) 10 .15
2018 10 .39 0 .47 ( 0 .46 ) 0 .01 ( 0 .46 ) ( 0 .02 ) ( 0 .48 ) 9 .92
R-4 shares
2023(b) 8 .95 0 .19 0 .01 0 .20 ( 0 .26 ) – ( 0 .26 ) 8 .89
2022 10 .45 0 .36 ( 1 .42 ) ( 1 .06 ) ( 0 .44 ) – ( 0 .44 ) 8 .95
2021 10 .14 0 .37 0 .36 0 .73 ( 0 .42 ) – ( 0 .42 ) 10 .45
2020 10 .13 0 .42 0 .04 0 .46 ( 0 .45 ) – ( 0 .45 ) 10 .14
2019 9 .90 0 .48 0 .26 0 .74 ( 0 .51 ) – ( 0 .51 ) 10 .13
2018 10 .37 0 .49 ( 0 .46 ) 0 .03 ( 0 .48 ) ( 0 .02 ) ( 0 .50 ) 9 .90
R-5 shares
2023(b) 9 .01 0 .20 ( 0 .01 ) 0 .19 ( 0 .26 ) – ( 0 .26 ) 8 .94
2022 10 .51 0 .38 ( 1 .43 ) ( 1 .05 ) ( 0 .45 ) – ( 0 .45 ) 9 .01
2021 10 .19 0 .39 0 .36 0 .75 ( 0 .43 ) – ( 0 .43 ) 10 .51
2020 10 .18 0 .43 0 .04 0 .47 ( 0 .46 ) – ( 0 .46 ) 10 .19
2019 9 .95 0 .50 0 .25 0 .75 ( 0 .52 ) – ( 0 .52 ) 10 .18
2018 10 .42 0 .50 ( 0 .45 ) 0 .05 ( 0 .50 ) ( 0 .02 ) ( 0 .52 ) 9 .95
R-6 shares
2023(b) 9 .05 0 .21 ( 0 .01 ) 0 .20 ( 0 .27 ) – ( 0 .27 ) 8 .98
2022 10 .55 0 .40 ( 1 .43 ) ( 1 .03 ) ( 0 .47 ) – ( 0 .47 ) 9 .05
2021 10 .24 0 .41 0 .36 0 .77 ( 0 .46 ) – ( 0 .46 ) 10 .55
2020 10 .23 0 .46 0 .04 0 .50 ( 0 .49 ) – ( 0 .49 ) 10 .24
2019 9 .99 0 .53 0 .25 0 .78 ( 0 .54 ) – ( 0 .54 ) 10 .23
2018 10 .46 0 .53 ( 0 .46 ) 0 .07 ( 0 .52 ) ( 0 .02 ) ( 0 .54 ) 9 .99

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
2 .08% (c) $ 7,115 1 .27% (d) 4 .27% (d) 11 .4% (d)
( 10 .53 ) 7,838 1 .26 3 .64 15 .4
7 .20 2,521 1 .26 3 .38 21 .6
4 .49 1,328 1 .27 3 .98 18 .1
7 .58 2,101 1 .27 4 .77 19 .8
0 .11 2,319 1 .27 4 .62 12 .3
2 .30 (c) 940 1 .08 (d) 4 .46 (d) 11 .4 (d)
( 10 .41 ) 938 1 .07 3 .75 15 .4
7 .31 834 1 .07 3 .61 21 .6
4 .71 1,031 1 .08 4 .16 18 .1
7 .80 1,397 1 .08 4 .93 19 .8
0 .31 1,284 1 .08 4 .82 12 .3
2 .23 (c) 2,282 0 .96 (d) 4 .58 (d) 11 .4 (d)
( 10 .24 ) 2,726 0 .95 3 .82 15 .4
7 .51 4,126 0 .95 3 .72 21 .6
4 .82 3,526 0 .96 4 .29 18 .1
7 .89 3,200 0 .96 5 .05 19 .8
0 .43 3,023 0 .96 4 .92 12 .3
2 .36 (c) 1,157,838 0 .70 (d) 4 .84 (d) 11 .4 (d)
( 9 .97 ) 1,228,160 0 .70 4 .11 15 .4
7 .64 1,706,467 0 .70 (e) 3 .97 21 .6
5 .17 (f) 1,518,101 0 .71 (e) 4 .52 18 .1
8 .12 (f) 910,863 0 .71 (e) 5 .32 19 .8
0 .69 1,010,227 0 .71 (e) 5 .21 12 .3
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Shareholder Expense Example
Principal Funds, Inc.
February 28, 2023 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( September 1, 2022 to February 28, 2023 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. R-1, R-3, R-4, and R-5 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account
Value September
1, 2022
Ending Account
Value February
28, 2023
Expenses Paid
During Period
September
1, 2022 to
February 28,
2023
(a)
Beginning Account
Value September
1, 2022
Ending Account
Value February
28, 2023
Expenses Paid
During Period
September
1, 2022 to
February 28,
2023
(a)
Annualized
Expense
Ratio
Blue Chip Fund
Class A $ 1,000.00 $ 981.51 $ 4.67 $ 1,000.00 $ 1,020.08 $ 4.76 0.95%
Class C 1,000.00 977.82 8.24 1,000.00 1,016.46 8.40 1.68
Class J 1,000.00 982.51 3.88 1,000.00 1,020.88 3.96 0.79
Institutional 1,000.00 982.99 3.25 1,000.00 1,021.52 3.31 0.66
R-3 1,000.00 980.75 5.60 1,000.00 1,019.14 5.71 1.14
R-4 1,000.00 981.65 4.67 1,000.00 1,020.08 4.76 0.95
R-5 1,000.00 982.16 4.08 1,000.00 1,020.68 4.16 0.83
R-6 1,000.00 983.72 2.80 1,000.00 1,021.97 2.86 0.57
Bond Market Index Fund
Class J 1,000.00 975.05 2.50 1,000.00 1,022.27 2.56 0.51
Institutional 1,000.00 976.97 0.69 1,000.00 1,024.10 0.70 0.14
R-1 1,000.00 972.47 4.94 1,000.00 1,019.79 5.06 1.01
R-3 1,000.00 973.86 3.43 1,000.00 1,021.32 3.51 0.70
R-4 1,000.00 976.13 2.50 1,000.00 1,022.27 2.56 0.51
R-5 1,000.00 976.16 1.91 1,000.00 1,022.86 1.96 0.39
Diversified Real Asset Fund
Class A 1,000.00 967.41 5.85 1,000.00 1,018.84 6.01 1.20
Institutional 1,000.00 968.68 4.05 1,000.00 1,020.68 4.16 0.83
R-3 1,000.00 966.77 6.53 1,000.00 1,018.15 6.71 1.34
R-6 1,000.00 969.85 3.76 1,000.00 1,020.98 3.86 0.77

Shareholder Expense Example
Principal Funds, Inc.
February 28, 2023 (unaudited)

Actual Hypothetical
Beginning
Account
Value September
1, 2022
Ending Account
Value February
28, 2023
Expenses Paid
During Period
September
1, 2022 to
February 28,
2023
(a)
Beginning Account
Value September
1, 2022
Ending Account
Value February
28, 2023
Expenses Paid
During Period
September
1, 2022 to
February 28,
2023
(a)
Annualized
Expense
Ratio
Edge MidCap Fund
Class A $ 1,000.00 $ 1,067.08 $ 5.69 $ 1,000.00 $ 1,019.29 $ 5.56 1.11%
Institutional 1,000.00 1,068.68 4.00 1,000.00 1,020.93 3.91 0.78
R-6 1,000.00 1,068.49 3.49 1,000.00 1,021.42 3.41 0.68
Global Multi-Strategy Fund
Class A 1,000.00 1,020.60 11.42 1,000.00 1,013.49 11.38 2.28
Institutional 1,000.00 1,023.53 9.13 1,000.00 1,015.77 9.10 1.82
R-6 1,000.00 1,023.57 8.88 1,000.00 1,016.02 8.85 1.77
Global Multi-Strategy Fund (Excluding Dividend and Interest Expense on Shorts)
Class A 1,000.00 1,020.60 10.27  1,000.00 1,014.63 10.24 2.05
Institutional 1,000.00 1,023.53 7.98  1,000.00 1,016.91 7.95 1.59
R-6 1,000.00 1,023.57 7.73  1,000.00 1,017.16 7.70 1.54
Global Sustainable Listed Infrastructure Fund
Institutional 1,000.00 1,064.79 3.96
(b)
1,000.00 1,020.43 4.41 0.88
International Equity Index Fund
Institutional 1,000.00 1,125.94 1.74 1,000.00 1,023.16 1.66 0.33
R-1 1,000.00 1,122.50 6.37 1,000.00 1,018.79 6.06 1.21
R-3 1,000.00 1,123.74 4.74 1,000.00 1,020.33 4.51 0.90
R-4 1,000.00 1,123.90 3.74 1,000.00 1,021.27 3.56 0.71
R-5 1,000.00 1,124.85 3.11 1,000.00 1,021.87 2.96 0.59
R-6 1,000.00 1,125.83 1.63 1,000.00 1,023.26 1.56 0.31
International Small Company Fund
Institutional 1,000.00 1,081.70 5.83 1,000.00 1,019.19 5.66 1.13
R-6 1,000.00 1,082.26 5.52 1,000.00 1,019.49 5.36 1.07
Opportunistic Municipal Fund
Class A 1,000.00 978.37 5.10 1,000.00 1,019.64 5.21 1.04
Institutional 1,000.00 979.72 3.73 1,000.00 1,021.03 3.81 0.76
Opportunistic Municipal Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 978.37 4.12  1,000.00 1,020.63 4.21 0.84
Institutional 1,000.00 979.72 2.75  1,000.00 1,022.02 2.81 0.56
Origin Emerging Markets Fund
Class A 1,000.00 976.83 7.45 1,000.00 1,017.26 7.60 1.52
Institutional 1,000.00 979.96 5.74 1,000.00 1,018.99 5.86 1.17
R-6 1,000.00 980.59 5.11 1,000.00 1,019.64 5.21 1.04
Small-MidCap Dividend Income Fund
Class A 1,000.00 1,066.54 5.74 1,000.00 1,019.24 5.61 1.12
Class C 1,000.00 1,063.43 9.57 1,000.00 1,015.52 9.35 1.87
Institutional 1,000.00 1,068.34 4.36 1,000.00 1,020.58 4.26 0.85
R-6 1,000.00 1,068.25 4.05 1,000.00 1,020.88 3.96 0.79
Small-MidCap Growth Fund
Institutional 1,000.00 968.04 4.05 1,000.00 1,020.68 4.16 0.83

Shareholder Expense Example
Principal Funds, Inc.
February 28, 2023 (unaudited)

Actual Hypothetical
Beginning
Account
Value September
1, 2022
Ending Account
Value February
28, 2023
Expenses Paid
During Period
September
1, 2022 to
February 28,
2023
(a)
Beginning Account
Value September
1, 2022
Ending Account
Value February
28, 2023
Expenses Paid
During Period
September
1, 2022 to
February 28,
2023
(a)
Annualized
Expense
Ratio
Spectrum Preferred and Capital Securities Income Fund
Class A $ 1,000.00 $ 1,022.72 $ 5.27 $ 1,000.00 $ 1,019.59 $ 5.26 1.05%
Class C 1,000.00 1,017.70 9.06 1,000.00 1,015.82 9.05 1.81
Class J 1,000.00 1,022.47 5.17 1,000.00 1,019.69 5.16 1.03
Institutional 1,000.00 1,024.15 4.02 1,000.00 1,020.83 4.01 0.80
R-1 1,000.00 1,020.36 7.91 1,000.00 1,016.96 7.90 1.58
R-3 1,000.00 1,020.81 6.36 1,000.00 1,018.50 6.36 1.27
R-4 1,000.00 1,023.02 5.42 1,000.00 1,019.44 5.41 1.08
R-5 1,000.00 1,022.32 4.81 1,000.00 1,020.03 4.81 0.96
R-6 1,000.00 1,023.56 3.51 1,000.00 1,021.32 3.51 0.70
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (September 22, 2022, to February 28, 2023), multiplied by 159/365 (to reflect the period since inception).

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of December 2022 and March 2023 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principal.com/individuals/dividends-capital-gains-distributions . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
December 2022
Fund Net Income Realized Gain Capital Sources
Diversified Real Asset Fund 0.00% 11.13% 88.87%
Global Multi-Strategy Fund 23.33 0.00 76.67
Global Sustainable Listed Infrastructure Fund Institutional 87.07 12.93 0.00
International Equity Index Fund 74.49 0.00 25.51
International Small Company Fund 29.32 0.00 70.68
Origin Emerging Markets Fund 88.79 0.00 11.21
March 2023
Fund Net Income Realized Gain Capital Sources
Diversified Real Asset Fund 0.00% 0.00% 100.00%

FUND BOARD OF DIRECTORS AND OFFICERS
The Board of Directors (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment
Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”)
serves on the Boards of the following investment companies: Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal
Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund which are collectively referred to as the “Fund Complex”. Board
Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are referred to as “Interested Board Members”. Board Members who are not Interested Board Members are referred to as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of shareholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September
14, 2021, a 72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion. The Board elects officers to supervise the day-to-day operations of the Fund Complex. Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
INDEPENDENT BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Leroy T. Barnes, Jr.
Board Member since 2012
Member, Audit Committee
1951
Retired 132 McClatchy Newspapers, Inc. (2000-
2020); Frontier Communications, Inc.
(2005-2019)
Craig Damos
Lead Independent Board Member since 2020
Board Member since 2008
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC (consulting
services)
132 None
Katharin S. Dyer
Board Member since 2023
Member, Operations Committee
1957
Founder and Chief Executive Officer, PivotWise
(consulting services) Global Partner, IBM
(technology company) from 2016-2018
132 Liquidity Services, Inc. (2020-present)
Frances P. Grieb
Board Member since 2023
Member, Audit Committee
1960
Retired 132 First Interstate BancSystems, Inc.
(2022-present); Great Western Bancorp,
Inc. and Great Western Bank (2014-2022)
Fritz S. Hirsch
Board Member since 2005
Member, Nominating and Governance
Committee
Member, 15(c) Committee
1951
Interim CEO, MAM USA (manufacturer of infant
and juvenile products) from February 2020 to
October 2020
132 MAM USA (2011-present)
Victor Hymes
Board Member since 2020
Chair, Audit Committee
Member, Nominating and Governance
Committee
1957
Founder, CEO, CIO, Legato Capital Management,
LLC (investment management company)
132 None
Padelford L. Lattimer
Board Member since 2020
Chair, Operations Committee
Member, 15(c) Committee
1961
Managing Partner, TBA Management Consulting
LLC (management consulting and staffing company)
132 None
Karen McMillan
Board Member since 2014
Member, Operations Committee
Chair, 15(c) Committee
1961
Founder/Owner, Tyche Consulting LLC (consulting
services)
Managing Director, Patomak Global Partners, LLC
(financial services consulting) from 2014-2021
132 None

INTERESTED BOARD MEMBERS
Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines,
IA 50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Elizabeth A. Nickels
Board Member since 2015
Member, Audit Committee
Chair, Nominating and Governance Committee
1962
Retired 132 SpartanNash (2000-2022)
Mary M. VanDeWeghe
Board Member since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. (financial
and management consulting)
132 Helmerich & Payne (2019-present);
Denbury Resources Inc. (2019-2020)
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Timothy M. Dunbar Principal Global Investors, LLC (“PGI”) 132 None
Chair and Board Member since 2019
Chair, Executive Committee
1957
President (2018-2021)
Director (2018-2020)
Principal Financial Group, Inc. (“PFGI”), Principal
Financial Services, Inc. (“PFSI”), and Principal Life
Insurance Company (“PLIC”)
Division President (2020-2021)
President (2018-2020)
Post Advisory Group, LLC (“Post”)
Director (2018-2020)
RobustWealth
Chair and Executive Vice President (2018-2021)
Patrick G. Halter PGI 132 None
Board Member since 2017
Member, Executive Committee
1959
Chair since 2018
Chief Executive Officer and
President since 2018
Director since 2003
PFGI, PFSI, and PLIC
President and Chief Executive Officer – Principal
Asset Management (“PAM”) since 2022
President – Principal Global Asset Management
(“PGAM”) (2020-2022)
Post
Director since 2017
Chair (2017-2020)
Principal Real Estate Investors, LLC (“PREI”)
President - PGAM since 2022
Director and Chair since 2004
Chief Executive Officer and
President (2018-2021)
Origin Asset Management LLP (“Origin”)
Director (2018-2019)

FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia PGI
President and Chief Executive Officer
Des Moines, IA 50392
1972
Director since 2019
President – Principal Funds since 2019
Principal Funds Distributor, Inc. (“PFD”)
Director since 2019
PFGI, PFSI, and PLIC
Senior Executive Director and Chief Operating
Officer - PAM since 2022
Senior Executive Director and Chief Operating
Officer – PGI (2020-2022)
President-Principal Funds (2019-2020)
Post
Director since 2020
PREI
Senior Executive Director and Chief Operating
Officer – PGI since 2022
Director since 2020
Principal Shareholder Services, Inc. (“PSS”)
Executive Vice President since 2019
Director and Chair (2019-2022)
Spectrum Asset Management, Inc. (“Spectrum”)
Director since 2021
Origin
Additional Director since 2022
Oppenheimer Funds
Senior Vice President (2011-2019)
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President/Associate General Counsel, PGI
since 2016
Vice President/Associate General Counsel, PFSI
since 2013
Vice President/Associate General Counsel, PLIC
since 2013
Beth Graff
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Director – Fund Accounting, PLIC since 2016
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer, PGI since 2016
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Treasurer, PLIC since 2016
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, Principal Securities,
Inc. (“PSI”) since 2016
Vice President and Treasurer, PSS since 2016
Vice President and Treasurer, RobustWealth, Inc.
since 2018
Megan Hoffmann
Vice President and Controller
Des Moines, IA 50392
1979
Director – Accounting, PLIC since 2020
Assistant Director – Accounting, PLIC (2017-2020)
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Counsel, PLIC since 2018

Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Tara Parks
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Director – Accounting, PLIC since 2019
Tax Manager – ALPS Fund Services (2011-2019)
Deanna Y. Pellack
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1987
Counsel, PLIC since 2022
Vice President, The Northern Trust Company (2019-
2022)
Second Vice President, The Northern Trust
Company (2014-2019)
Secretary, Advisers Investment Trust (2021-2022)
Assistant Secretary, Advisers Investment Trust
(2018-2021)
Sara L. Reece
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Managing Director – Global Funds Ops, PLIC since
2021
Managing Director – Financial Analysis/ Planning,
PLIC (2021)
Director - Accounting, PLIC (2015-2021)
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer - Funds (2018)
Vice President, PSS since 2015
Michael Scholten
Chief Financial Officer
Des Moines, IA 50392
1979
Chief Operations Officer, PFD since 2022
Chief Financial Officer – PFD (2016-2022)
Assistant Vice President and Actuary, PLIC since
2021
Chief Financial Officer – Funds/Platforms, PLIC
since 2015
Chief Financial Officer, PSS since 2015
Adam U. Shaikh
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PLIC since 2006
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2020
Counsel, PLIC since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President-Treasury, PGI since 2013
Assistant Vice President-Treasury, PFD since 2013
Assistant Vice President-Treasury, PLIC since 2014
Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC since 2007

Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Clint L. Woods PGI
Counsel, Vice President, and Assistant
Secretary
Des Moines, IA 50392
1961
Vice President, Associate General Counsel, and
Assistant Secretary since 2021
Vice President, Associate General Counsel, and
Secretary (2020-2021)
Vice President, Associate General Counsel,
Governance Officer, and Assistant Corporate
Secretary (2018-2020)
PFD
Vice President, Associate General Counsel, and
Secretary since 2022
Vice President, Associate General Counsel, and
Assistant Corporate Secretary (2019-2022)
PFSI
Vice President, Associate Counsel, Governance
Officer, and Assistant Corporate Secretary since
2015
PLIC
Vice President, Associate General Counsel,
Governance Officer, and Assistant Corporate
Secretary since 2015
Post
Assistant Secretary since 2021
Secretary (2020-2021)
PREI
Vice President, Associate General Counsel,
Governance Officer, and Secretary since 2020
Vice President, Associate Counsel, Governance
Officer, and Assistant Corporate Secretary (2020)
PSI
Vice President, Associate General Counsel, and
Secretary (2021-2022)
Vice President, Associate General Counsel, and
Assistant Corporate Secretary (2019-2021)
PSS
Vice President, Associate General Counsel, and
Secretary since 2021
Vice President, Associate General Counsel, and
Assistant Corporate Secretary (2019-2021)
RobustWealth, Inc.
Vice President, Associate General Counsel, and
Assistant Corporate Secretary since 2019
Spectrum
Assistant Secretary since 2021
Secretary (2020-2021)
Jared A. Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI (2017-2019)
Counsel, PLIC since 2015

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee is responsible for requesting and reviewing related materials.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund
Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund
Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to 1) issue stock, except as permitted by law; 2) recommend to the shareholders any action that requires shareholder approval; 3) amend the bylaws; or 4) approve any merger or share exchange that does not require shareholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees. The
Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://secure02.principal.com/publicvsupply/GetFile?fm=MM13013&ty=VOP&EXT=.VOP. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background; relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act;
and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an
Independent Board Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The
Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
The Operations Committee’s primary purpose is to review and oversee the provision of administrative and distribution services to the Fund
Complex, communications with the Fund Complex’s shareholders, and the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectuses and the Statement of Additional Information dated December 31,
2022 (and as supplemented). These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA
02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.principalam.com/prospectuses.

PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.
gov and www.Principalam.com.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) an amended
Management Agreement between PFI and Principal Global Investors, LLC (“PGI” or the “Manager”) and a sub-advisory agreement between PGI and Principal Real Estate Investors, LLC with respect to the addition of the Global Sustainable Listed
Infrastructure Fund; and (2) the annual review and renewal of the Management Agreement and various sub-advisory agreements for all Funds.
Approval of Management Agreement and Sub-Advisory Agreement for PFI Global Sustainable Listed Infrastructure
Fund
On June 13, 2022, the Board met to consider for the newly established PFI Global Sustainable Listed Infrastructure Fund (the
“Fund”) the approval of a management agreement (the “Management Agreement”) between PFI, on behalf of the Fund, and
Principal Global Investors, LLC (the “Advisor”) and a sub-advisory agreement (the “Sub-Advisory Agreement”) between the
Advisor and Principal Real Estate Investors, LLC (the “Sub-Advisor”) with respect to the Fund. The Management Agreement and the Sub-Advisory Agreement are together referred to as the “Advisory Agreements.
With respect to the Management Agreement, the Board considered, among other factors, that the Advisor serves as the investment advisor to the existing series of PFI, that the Advisor has had a long-term relationship with PFI, Principal Variable Contracts, Inc.
and Principal Exchange-Traded Funds (collectively with Principal Diversified Select Real Asset Fund, the “Principal Funds”),
all of which are also overseen by the Directors; and that the Advisor has demonstrated a long-term commitment to support the
Principal Funds. The Board concluded that a long-term relationship with a capable and conscientious advisor is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Management Agreement.
Nature, Quality and Extent of Services.
The Board considered the nature, quality and extent of the services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2021 annual renewal of the management agreements for the other Principal Funds, the Board had: (1) reviewed the services provided by the Advisor to the other Principal Funds under their respective management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor and concluded that appropriate resources were provided under the management agreements for the other Principal Funds; (3) noted that the Advisor’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Advisor’s due diligence process and concluded that this due diligence process was working well; and (4) considered the compliance program established by the
Advisor for the Principal Funds and their respective series, as applicable, the quality of that program and the level of compliance attained by the Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Advisor to the Fund under the Management Agreement are expected to be satisfactory.
The Board considered the nature, quality and extent of the services to be provided under the Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of the investment personnel of the Sub-Advisor who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Sub-Advisor currently provides sub-
advisory services to seven other series of Principal Funds, and that the Board had reviewed and had approved for renewal the sub-advisory agreements for six of those series at its September 2021 Board meeting and made the initial approval of the sub-
advisory agreement for the other series at its December 2021 Board meeting. In addition, the Board considered the Advisor’s program for recommending, monitoring and replacing sub-advisors and that the Advisor recommended the Sub-Advisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Sub-Advisor to the Fund under the Sub-Advisory Agreement are expected to be satisfactory.
Investment Performance.
The Board reviewed the historical year-to-date, one year, two-year and since inception (August 2019) performance returns as of March 31, 2022, as well as the historical performance returns for calendar years 2020 and 2021, in each case gross and net of proposed fees, of the Sub-Advisor in a composite managed in the proposed investment strategy for the Fund, as compared to the historical performance returns of a relevant benchmark index for the Fund and a relevant Morningstar category. The Board concluded, based upon the information provided, that the Sub-Advisor is qualified.
Fees, Economies of Scale and Profitability.
The Board considered the proposed management and sub-advisory fee rates for the Fund. With respect to the proposed management fee rate, the Board considered that the sub-advisory fee would be paid to an affiliate. The Board also received information from the Advisor, based upon data supplied by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing the proposed management fee rate for the Fund to advisory fees of funds in a peer group selected by Broadridge. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that the proposed management fee schedule includes breakpoints and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.
With respect to the sub-advisory fee rate proposed to be paid to the Sub-Advisor, the Board noted that the Advisor would compensate the Sub-Advisor, an affiliated company, from its own management fee so that shareholders would pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-Advisory Agreement. The Board noted that the proposed sub-advisory fee schedule includes breakpoints and concluded that the proposed sub-advisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Sub-Advisor’s representation that it receives a lower sub-
advisory fee from one client in the same strategy that it is proposed to manage for the Fund and the Sub-Advisor’s explanation for that lower fee rate, as well as the Advisor’s statement that it found the proposed sub-advisory fee schedule to be competitive.
In addition, in evaluating the management and sub-advisory fee rates, the Board considered the Advisor’s statement regarding the expected asset level that will be required for the Fund to break even. The Board also reviewed the anticipated expense ratio of the Institutional Class shares of the Fund and considered that the Advisor proposed to cap the total expense ratio for that class at a specified level until December 30, 2023. On the basis of the information provided, the Board concluded that the proposed management and sub-advisory fee schedules were reasonable.
Other Benefits.
The Board considered the character and amount of other incidental benefits to be received by the Advisor and the Sub-Advisor.
The Board noted the Advisor’s statement that the Sub-Advisor intends to use Fund commissions to buy Section 28(e) eligible products and services consistent with its use of commissions for the other equity portfolios it currently manages, as well as the
Advisor’s statement that there would be no known fall-out benefits to the Advisor or the Sub-Advisor in connection with the management of the Fund outside the use of soft dollars. The Board concluded that, on the basis of the information provided, the incidental benefits to be received by the Advisor and the Sub-Advisor were appropriate.
Overall Conclusions.
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory
Agreement, including the fee rates payable thereunder, are fair and reasonable and that approval of each of the Advisory
Agreements is in the best interests of the Fund.
Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements
At its September 13, 2022 meeting, the Board performed its annual review and renewal process relating to the Management
Agreement and the Sub-Advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the “Board”), annually to review and to consider the continuation of: (1) the Management Agreement between the Manager and PFI, on behalf of each of the fourteen (14) series of PFI (each series is referred to as a “Fund”) (2) the
Sub-Advisory Agreements between the Manager and each of BlackRock Financial Management, Inc.; BlackRock International
Limited; ClearBridge Investments (North America) Pty Limited; CoreCommodity Management, LLC; Delaware Investments
Fund Advisers; Gotham Asset Management, LLC; Graham Capital Management, L.P.; Impax Asset Management Limited;
Loomis, Sayles & Company, L.P.; Los Angeles Capital Management LLC; Newton Investment Management North America

LLC; Nuveen Asset Management LLC; Origin Asset Management LLP; Pictet Asset Management SA; Principal Real Estate
Investors, LLC; Sound Point Capital Management, LP; Spectrum Asset Management, Inc.; Wellington Management Company
LLP; and Westchester Capital Management, LLC (collectively, the “Sub-Advisors”). The Management Agreement and the Sub-
Advisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory
Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
The Board considered, among other factors, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds. The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interests of each Fund. In addition, the Board considered various factors, including the following factors for each of the Funds.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreement, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the
Management Agreement.
The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-Advisors. The Board noted that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub-advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated sub-advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund.
The Board considered the Manager’s due diligence process for monitoring and replacing sub-advisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the
Funds, the quality of that program and the level of compliance attained by the Funds. The Board noted that they had previously reviewed annual best execution and soft dollar reports and information regarding the research payment accounts for applicable
Funds and included this information in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each
Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended March 31, 2022 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2022, and compared those returns to various agreed-upon performance measures, including, for all Funds peer-
group data based upon a broad-based, industry category determined using Morningstar Direct data (“Performance Universe”).
For Funds or Sub-Advisors that did not have a five-year performance history, the Board reviewed performance for a three-year period ended March 31, 2022, if available. For Funds or Sub-Advisors that did not have a three-year performance history, the
Board reviewed performance for a one-year period ended March 31, 2022, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2022, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain Sub-Advisors for multi-manager Funds, that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund or Sub-Advisor, remedial efforts being undertaken to improve performance and/or the Manager’s explanation for the performance of such Fund or Sub-Advisor.
The Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all Sub-Advisors, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub-Advisors at the appropriate time, if necessary.
Investment Management Fees and Expenses
The Board considered each Fund’s contractual and effective management fee rates. For each Fund, other than as noted below, the Board received certain information from Broadridge. For Funds the Board received information comparing each Fund’s
(1) contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate
(after any fee waivers) at average fiscal-year asset levels, (3) actual non-management expense rate at average fiscal-year asset levels and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Institutional Class shares for each PFI Fund, except Capital Securities Fund, as described below, to investment advisory fee rates, non-management expense rates and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”) and a broad-based, industry category defined by Broadridge (“Expense Universe”).
With regard to the Capital Securities Fund, the Board considered that the Fund does not pay a management fee or any other
Fund-level expenses and therefore did not consider comparative fee and expense information.
In evaluating the contractual and effective management fee rates, the Board considered a variety of factors, including the contractual and effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-out benefits and expense caps and fee waivers. The
Board considered the impact of changes in sub-advisory fee rates put into effect since September 2021. The Board considered that certain Principal Variable Contracts Funds and Principal Exchange-Traded Funds with similar investment strategies and policies have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. In reviewing the fee rates of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to the Funds and the services provided to such other accounts. For most
Funds, effective net management fee rates were within the third quartile or better when compared to the applicable Expense
Group. For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better. Discussion is set forth below regarding specific factors relevant to the Board’s review of certain other Funds.
With regard to Small-MidCap Dividend Income Fund, the Board noted that the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than third quartile (both were at the 92nd percentile) in the Expense Group. The Board also noted the Fund’s performance in fourth quartile of its Performance Universe for the three-
year and blended three- and five-year periods ended March 31, 2022 (both were at the 95th percentile). Considering all relevant factors, including management’s discussion of the Fund’s relative performance and certain characteristics of the funds in the
Expense Group, including that the majority of the funds in the Expense Group focus on large-capitalization stocks rather than small- or mid-capitalization stocks, the Board concluded that the Management Agreement should be renewed.
With regard to International Small Company Fund, the Board noted that the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than the third quartile (99th and 80th percentiles, respectively)
in the Expense Group. The Board accepted the Manager’s proposals to amend the management fee schedule for the Fund to reduce the effective management fee rate payable at all asset levels and to lower the expense cap on the Fund’s Institutional
Class shares to be effective from December 31, 2022 through December 30, 2023 and considered the pro forma effect of these changes on the rankings of the Fund’s effective net management fee rate and total net expense ratio on the basis of Institutional
Class shares in the Expense Group, noting that the Fund’s effective net management fee rate would move to the 60th percentile and the Fund’s total net expense ratio would move to the 20th percentile. Considering all relevant factors, including the Fund’s performance in the fourth quartile of its Performance Universe for the three-year and blended three- and five-year periods ended
March 31, 2022 (89th and 84th percentiles, respectively) and the Manager’s explanation of the Fund’s relative performance, the
Board concluded that the Management Agreement, as amended, should be renewed.
The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes. The list of agreed upon expense caps and fee waivers is the result of the Manager’s proposals to extend the expense caps and fee waivers for certain Funds and share classes and to terminate the expense caps and fee waivers for other Funds and share classes that are projected to continue to operate below current applicable expense caps. The list of agreed upon expense caps and fee waivers also reflects new or revised expense caps for Institutional Class shares of Global Multi-Strategy Fund and
Origin Emerging Markets Fund and Class A shares of Origin Emerging Markets Fund to be effective from December 31, 2022 through December 30, 2023.
With regard to each of Opportunistic Municipal Bond Fund, Global Multi-Strategy Fund, Diversified Real Asset Fund, and the
Edge MidCap Fund, Origin Emerging Markets Fund, the Board accepted management’s proposal to amend the management fee schedule for the Fund to reduce the effective management fee rate payable at all asset levels for each of the other foregoing
Funds and considered this fee reduction in concluding that the Management Agreement, as amended, should be renewed.
Profitabilit
y
The Board reviewed detailed information regarding revenues the Manager received under the Management Agreement and the estimated direct and indirect costs incurred in providing to each Fund the services described in the Management Agreement for the year ended December 31, 2021. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-Advisors (Origin Asset Management LLP, Principal Real Estate Investors LLC
and Spectrum Asset Management, Inc.) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2021. The Board noted that the Manager compensates each Sub-Advisor from its own management fee and considered the pro forma impact on the Manager's returns on revenue from the reductions of certain Funds' effective management fee rates described above and the reductions of certain Funds' effective sub-advisory fee rates described below.
The Board concluded that, for each Fund, the profitability to the Manager of the Management Agreement was not unreasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March 2022 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the Funds as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale.
The Board noted that the Capital Securities Fund does not pay management fees, although shareholders pay a separately managed account-level fee that covers, among other things, the expenses of the Fund’s Subadvisor.
The Board also noted that the management fee schedules for Bond Market Index Fund and International Equity Index Fund do
not include breakpoints, but that each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including each such Fund’s fee rate and current asset level, the Board determined that no breakpoints were necessary at this time.
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board noted that the Manager uses Fund commissions to buy Section 28(e) eligible products and services. The Board concluded that, on the basis of the information provided, the incidental benefits received by the Manager and its affiliates were appropriate.
Sub-Advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The Board also considered the Sub-Advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-advised Funds under the Sub-Advisory Agreements are satisfactory.
Investment Performance
As to each sub-advised Fund, the Manager had advised the Board that the investment services delivered by each Sub-Advisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2) although the
Fund experienced underperformance from the applicable Sub-Advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-Advisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rates, noting that the Manager compensates each Sub-
Advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, the
Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub-advised funds in the Expense Group and, if available, the Expense
Universe. The Board considered that Capital Securities Fund’s Sub-Advisor does not receive a sub-advisory fee and therefore did not consider comparative sub-advisory fee information.
With regard to Origin Emerging Markets Fund, the Board accepted management’s proposal to amend the Sub-Advisory
Agreement for the Fund with Origin Asset Management LLP to amend the sub-advisory fee schedule for the Fund to reduce the effective sub-advisory fee rate payable at all asset levels, and the Board considered the amended sub-advisory fee schedule and the pro forma ranking of the reduced effective sub-advisory fee rate in concluding that the Sub-Advisory Agreement, as amended, should be renewed for the Fund.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-
advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub-advisory fee rates and the factor of profitability, with respect to unaffiliated Sub-Advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the Manager and the Sub-Advisor. The Board considered the profitability of the affiliated Sub-Advisors in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-Advisors
The Board also considered the character and amount of other indirect benefits received by each Sub-Advisor when evaluating the sub-advisory fees. The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the indirect benefits received by each Sub-Advisor were appropriate.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory
Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each
Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Principal Funds Distributor, Inc.
711 High Street
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Do not use this address for business correspondence
PrincipalAM.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary
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your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
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© 2023 Principal Financial Services, Inc. | FV941SAR-02 | 04/2023 | 2745910

Principal Capital Securities Fund
Class S Shares
Semiannual Report
February 28, 2023

Rev. 11/2022, PSI V.5
FACTS WHAT DOES PRINCIPAL DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we
do.
What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number, credit history, credit scores, income, or payment history
• Account transactions, account balances, and account investment experience
• Medical information
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All financial companies need to share customers’ personal information to run their everyday business.
In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Principal chooses to share; and whether you can limit this sharing.
REASONS WE CAN SHARE YOUR
PERSONAL INFORMATION
DOES PRINCIPAL
SHARE?
CAN YOU LIMIT THIS
SHARING?
For our everyday business purposes —such as to process
your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus
Yes No
For our marketing purposes —to offer our products and
services to you
Yes No
For joint marketing with other financial companies
No We don’t share
For our affiliates’ everyday business purposes —information
about your transactions and experiences
Yes No
For our affiliates’ everyday business purposes —information
about your creditworthiness
No We don’t share
For our affiliates to market to you
No We don’t share
For nonaffiliates to market to you —
All entities other than Principal Securities, Inc.)
No We don’t share
For nonaffiliates to market to you —
(Applies only to Principal Securities, Inc. (“PSI”), and only if your financial professional changes their affiliation and leaves
PSI.)
Yes Yes
To limit our
sharing
To limit Principal Securities, Inc.’s sharing with nonaffiliates, call 1-800-986-3343 or visit https://
www.principal.com/optout-principalsecurities/ .
Please note:
If you are a
~
new customer, we can begin sharing your information 45 days from the date we sent this notice. When you are
~
no
~
longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?
Call 1-800-986-3343 or visit https://www.principal.com/privacy-policies/ for additional information.
Who we are
Who is providing this notice? The following Principal Financial Group companies: Principal Life Insurance
Company; Principal National Life Insurance Company; Principal Funds, Inc.;
Principal Global Investors, LLC; Principal Real Estate Investors, LLC; Principal
Securities, Inc.; Principal Advised Services, LLC; Principal Trust Company;
Principal Funds Distributor, Inc.; Spectrum Asset Management, Inc.; Employers
Dental Services, Inc.; and Principal Dental Services, Inc. Additional entities to which this notice applies are listed in the “Other important information” section below.

What we do
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personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal and state laws. These measures include computer safeguards and secured files and buildings.
How does Principal collect my
personal information?
We collect your personal information, for example, when you
• Open an account, apply for insurance, or seek advice about your investments
• Direct us to buy securities or make deposits or withdrawals from your account
• File an insurance claim
We also collect your personal information from others, such as affiliates, credit bureaus or other companies.
Why can’t I limit all sharing? Federal and state laws give you the right to limit only
• sharing for affiliates’ everyday business purposes—information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
See below for more on your rights under state law.
What happens when I limit
sharing for an account I hold
jointly with someone else?
Your choices will apply to everyone on your account.
Definitions
Affiliates Companies related by common ownership or control. They can be financial and nonfinancial companies.
• Our affiliates include companies of Principal Financial Group and other companies of Principal name.
Nonaffiliates Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• Your financial professional and their new financial institution if he/she changes his/her affiliation and leaves Principal Securities.
Joint marketing A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• Principal does not jointly market.
Other important information
In addition to the companies listed above, this notice applies to: All funds or other vehicles advised, organized, or managed by Principal Global
Investors, LLC, Principal Real Estate Investors, LLC, or their affiliates; Principal Diversified Select Real Asset Fund; Principal Life Insurance
Company Variable Life Separate Account; Principal National Life Insurance Company Variable Life Separate Account; and Principal Life Insurance
Company Separate Account B.
Nevada Residents: You may request to be placed on our internal Do Not Call list. Send an email with your phone number to connect@principal.
com. You may request a copy of our telemarketing practices. For more on this Nevada law, contact Bureau of Consumer Protection, Office of the
Nevada Attorney General, 555 E. Washington St., Suite 3900, Las Vegas, NV 89101; phone number: 1-702-486-3132; email: BCPINFO@ag.state.
nv.us.
For Vermont Customers: We will not disclose information about your creditworthiness to our affiliates and will not disclose your personal information, financial information, credit report, or health information to nonaffiliated third parties to market to you, other than as permitted by
Vermont law, unless you authorize us to make those disclosures.
California: Under California law, we will not share information we collect about you with companies outside of Principal, unless the law allows.
For example, we may share information with your consent, to service your accounts, or to provide rewards or benefits you are entitled to. We will limit sharing among our companies to the extent required by California law.
For insurance customers in AZ, CT, GA, IL, ME, MA, MT, NV, NJ, NM, NC, ND, OH, OR, and VA only: The term “information” means information we collect during an insurance transaction. We will not use your medical information for marketing purposes without your consent. We may share your Information with others, including insurance-support organizations, insurance regulatory authorities, law enforcement, and consumer reporting agencies, without your prior authorization as permitted or required by law. Information obtained from a report prepared by an insurance-
support organization may be retained by the insurance-support organization and disclosed to other persons.
For MA Insurance Customers only. You may ask, in writing, for the specific reasons for an adverse underwriting decision. An adverse underwriting decision is where we decline your application for insurance, offer to insure you at a higher than standard rate or terminate your coverage.
For insurance customers, to request access to or deletion of your personal information, send a written letter to Privacy Officer, P.O. Box 14582,
Des Moines, IA 50306-3582. Include your name, address, and your policy, contract, or account number, and describe the information you wish to access or delete. You may correct inaccurate personal information by sending a written letter identifying the information to be corrected. We can’t change information other companies, like credit agencies, provide to us. You’ll need to ask them to change it.

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Financial Statements 1
Notes to Financial Statements 4
Schedules of Investments 10
Financial Highlights (includes performance information) 18
Shareholder Expense Example 20
Supplemental Information 21

Statement of Assets and Liabilities
Principal Funds, Inc.
February 28, 2023 (unaudited)
1
See accompanying notes.
Amounts in thousands, except per share amounts Capital Securities Fund
Investment in securities--at cost ......................................................................................................................
$ 1,208,227
Investment in affiliated Funds--at cost ................................................................................................................
$ 11,599
Assets
Investment in securities--at value  ...................................................................................................................... $ 1,098,613
(a)
Investment in affiliated Funds--at value ................................................................................................................. 11,599
Cash ..................................................................................................................................................... 1
Receivables:
Dividends and interest ............................................................................................................................. 15,846
Expense reimbursement from Manager ........................................................................................................... 31
Fund shares sold ................................................................................................................................... 1,021
Interfund lending .................................................................................................................................. 4,925
Total Assets   1,132,036
Liabilities
Accrued transfer agent fees ............................................................................................................................. 65
Accrued professional fees ............................................................................................................................... 27
Accrued other expenses ................................................................................................................................. 14
Payables:
Fund shares redeemed ............................................................................................................................. 575
Investment securities purchased .................................................................................................................. 7,000
Collateral obligation on securities loaned, at value ..................................................................................................... 17,146
Total Liabilities
24,827
Net Assets Applicable to Outstanding Shares ........................................................................................................
$ 1,107,209
Net Assets Consist of:
Capital shares and additional paid-in-capital ........................................................................................................... $ 1,251,122
Total distributable earnings (accumulated loss) .........................................................................................................
(143,913)
Total Net Assets
$ 1,107,209
Capital Stock (par value: $.01 per share):
Shares authorized ........................................................................................................................................ 500,000
Net Asset Value Per Share:
Class S : Net Assets ...................................................................................................................................... $ 1,107,209
Shares Issued and Outstanding .................................................................................................................... 121,509
Net Asset Value per share .........................................................................................................................
$ 9 .11
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.

Statement of Operations
Principal Funds, Inc.
Six Months Ended February 28, 2023 (unaudited)
2
See accompanying notes.
Amounts in thousands
Capital Securities
Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ....................................................................................................................... $ 203
Dividends .............................................................................................................................................. 469
Interest ................................................................................................................................................. 27,445
Securities lending - net ................................................................................................................................
55
Total Income 28,172
Expenses:
Registration fees - Class S ............................................................................................................................ 17
Shareholder reports - Class S ......................................................................................................................... 4
Transfer agent fees - Class S .......................................................................................................................... 176
Custodian fees ......................................................................................................................................... 5
Directors' expenses .................................................................................................................................... 12
Interest expense and fees .............................................................................................................................. 13
Professional fees ...................................................................................................................................... 19
Other expenses ........................................................................................................................................ 6
Total Gross Expenses 252
Less: Reimbursement from Manager - Class S ....................................................................................................... 239
Total Net Expenses 13
Net Investment Income (Loss) 28,159
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ............................................................................................................................... (14,009)
Net change in unrealized appreciation/(depreciation) of:
Investments ............................................................................................................................................ 7,777
Net Realized and Unrealized Gain (Loss) on investments (6,232)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 21,927

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)
3
See accompanying notes.
Amounts in thousands Capital Securities Fund
Period Ended
February 28,
2023
Year Ended
August 31, 2022
Operations
Net investment income (loss) .......................................................................................................... $ 28,159 $ 53,023
Net realized gain (loss) on investments ................................................................................................ (14,009) 1,168
Net change in unrealized appreciation/(depreciation) of investments .................................................................
7,777 (188,068)
Net Increase (Decrease) in Net Assets Resulting from Operations 21,927 (133,877)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................... (34,387) (58,505)
Total Dividends and Distributions (34,387) (58,505)
Capital Share Transactions
Net increase (decrease) in capital share transactions ..................................................................................
(23,978) 168,275
Total Increase (Decrease) in Net Assets (36,438) (24,107)
Net Assets
Beginning of period ....................................................................................................................
1,143,647 1,167,754
End of period ..........................................................................................................................
$ 1,107,209 $ 1,143,647
Class S
Capital Share Transactions:
Period Ended February 28, 2023
Dollars:
Sold .......................................................................................................... $ 212,812
Reinvested ..................................................................................................... 21,400
Redeemed ......................................................................................................
(258,190)
Net Increase (Decrease)
$ (23,978)
Shares:
Sold .......................................................................................................... 23,766
Reinvested ..................................................................................................... 2,412
Redeemed ......................................................................................................
(29,039)
Net Increase (Decrease)
(2,861)
Year Ended August 31, 2022
Dollars:
Sold .......................................................................................................... $ 453,083
Reinvested ..................................................................................................... 35,848
Redeemed ......................................................................................................
(320,656)
Net Increase (Decrease)
$ 168,275
Shares:
Sold .......................................................................................................... 44,622
Reinvested ..................................................................................................... 3,618
Redeemed ......................................................................................................
(32,400)
Net Increase (Decrease)
15,840

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)
4
1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Capital Securities Fund (the
“fund”), a series of the Fund, are presented herein.
The fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification (“ASC”)
Topic 946, Financial Services - Investment Companies . The fund has not provided financial support and is not contractually required to provide financial support to any investee.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the fund:
Security Valuation. The fund may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The fund values securities, including exchange-traded funds, for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal
Global Investors, LLC (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
Income and Investment Transactions. The fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments.
The fund records dividend income on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par.
Distributions received from other series of the Fund and other investment companies (collectively, “Underlying Funds”) are recorded in accordance with the character of the distributions as designated by the Underlying Funds. Distributions received from Real Estate Investment
Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes.
Expenses. Expenses directly attributed to the fund are charged to the fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
In addition to the expenses that the fund bears directly, the fund may indirectly bear a pro rata share of the fees and expenses of the other series of the Fund and other investment companies in which it invests. Expenses included in the statement of operations reflect the expenses of the fund and do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders of the fund are recorded on the ex-dividend date.
Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts and certain preferred securities. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)
5
Federal Income Taxes. No provision for federal income taxes is considered necessary because the fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. The fund recognizes interest and penalties, if any, related to unrecognized tax positions as tax expense on the statement of operations. During the period ended February 28, 2023 , the fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. The fund is subject to foreign income taxes imposed by certain countries in which it invests. Foreign income taxes are accrued by the fund as a reduction of income. This amount is shown as withholding tax on the statement of operations.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate ("LIBOR") or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral
of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic
848 from December 31, 2022, to December 31, 2024. Management expects the impact of these ASUs will not have a material impact on the fund’s financial statements.
In June 2022, the FASB issued ASU No. 2022-03 Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject
to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the fund’s financial statements.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the "SEC"), the fund and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the fund to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate plus the applicable margin of 1.00%. The bank loan rate equals the higher of (i) the Federal Funds Rate or (ii) the secured overnight financing rate plus .10% (“Adjusted SOFR”). If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. The interest income received is included in interest income on the statement of operations. The interest expense associated with these borrowings is included in other expenses on the statement of operations. As of February 28, 2023 , t he fund had no borrowing from the Facility while having an outstanding loan of $4,925,000 to the Facility.
During the period ended February 28, 2023, the fund’s lending to the Facility was as follows (amounts in thousands):
During the period ended February 28, 2023 , the fund’s borrowing from the Facility was as follows (amounts in thousands):
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
Capital Securities Fund $ 139 4.90%
Average Daily
Amount Borrowed
Weighted Average
Annual Interest
Rate
Capital Securities Fund $ 570 4.57%
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)
6
In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a group of financial institutions which allows the participants to borrow up to $250 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. The line of credit is available under a group of revolving financial institutions and lending is carried out with unaffiliated financial institutions. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Adjusted SOFR plus 1.00%. If the Federal Funds Rate or the Adjusted SOFR is less than zero, it shall be deemed to be zero for purposes of calculating such rate. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participant based on average net assets. The interest expense associated with these borrowings is included in other expenses on the statement of operations. During the period ended
February 28, 2023, the fund did not borrow against the line of credit.
Contingent Convertible Securities. As footnoted in the schedule of investments, the fund invests  in contingent convertible securities
(“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain
“triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation.
If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Cross Trades.  The fund may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the period ended February
28, 2023, the fund did not engage in cross trades.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Securities Lending.
As footnoted in the schedule of investments, the fund may lend portfolio securities to approved brokerage firms to earn additional income. The fund receives collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The transactions are accounted for as secured borrowings and the remaining contractual maturity is overnight and continuous for all securities. The cash collateral received is usually invested in an SEC-registered money market mutual fund and the fund could realize a loss on such investments. Further, the fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Securities lending income, net of related fees, is shown on the statement of operations.
4. Fair Valuation
Fair value is defined as the price that the fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)
7
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the fund. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, and U.S. Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds or preferred stocks.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3.
Valuation models rely on one or more significant unobservable inputs. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
The following is a summary of the inputs used as of February 28, 2023 in valuing the fund’s securities carried at fair value (amounts in thousands):
*For additional detail regarding sector classifications, please see the schedule of investments
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Capital Securities Fund
Bonds* $ — $ 1,079,655 $ — $ 1,079,655
Investment Companies 22,891 — — 22,891
Preferred Stocks 7,666 — — 7,666
Total investments in securities $ 30,557 $ 1,079,655 $ — $ 1,110,212
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)
8
During the period , there were no purchases, sales, or transfers into or out of Level 3.
5. Management Agreement and Transactions with Affiliates
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for the fund. The reductions and reimbursements are in amounts that maintain total operating expenses at 0.00%. The limit is expressed as a percentage of average daily net assets on an annualized basis during the reporting period. It is expected that the expense limit will continue permanently. There is no management fee charged by the fund.
The fund is an integral part of “wrap-fee” programs, including those sponsored by registered investment advisors and broker-dealers unaffiliated with the fund. Participants in these programs pay a “wrap” fee to the wrap-fee program’s sponsor.
Amounts owed to the fund under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as an expense reimbursement from Manager and are settled periodically.
Chief Compliance Officer Expense . The fund pays certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statement of operations.
6. Investment Transactions
For the period ended February 28, 2023, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the fund was as follows (amounts in thousands):
7. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended February 28, 2023 and August
31, 2022 were as follows (amounts in thousands):
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of August 31, 2022, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
*Represents book-to-tax accounting differences related to contingent convertible bonds and perpetual bonds.
Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the fund. As of August 31, 2022 , the fund had approximate net capital loss carryforwards as follows (amounts in thousands):
Purchases Sales
Capital Securities Fund $ 95,972 $ 124,647
Ordinary Income
2023 2022
Capital Securities Fund $ 34,387 $ 58,505
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences
*
Total
Accumulated
Earnings
(Deficit)
Capital Securities Fund $ 778 $ — $ (9,364) $ (132,436) $ 9,569 $ (131,453)
Short-Term Long-Term Total
Capital Securities Fund $ 685 $ 8,679 $ 9,364
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
February 28, 2023 (unaudited)
9
Capital losses will be carried forward with no expiration and with the character of the loss retained. For the year ended August 31, 2022, the fund did not utilize capital loss carryforwards.
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. As of August 31, 2022 , the fund does not plan to defer any late year losses.
Reclassification of Capital Accounts. The fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the fund’s distributions may be shown in the accompanying statement of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended August 31,
2022, the fund did not record reclassifications.
Federal Income Tax Basis. At February 28, 2023, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund were as follows (amounts in thousands):
8. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  There were no items requiring adjustment of the financial statements or additional disclosure.
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Capital Securities Fund $ 3,591 $ (128,798) $ (125,207) $ 1,235,419
7. Federal Tax Information (continued)

Schedule of Investments
Capital Securities Fund
February 28, 2023 (unaudited)
See accompanying notes.
10
INVESTMENT COMPANIES - 2.07% Shares Held Value (000's)
Exchange-Traded Funds - 0.14%
Invesco Preferred ETF
(a)
121,647 $ 1,485
Money Market Funds - 1.93%
BlackRock Liquidity FedFund - Institutional
Class 4.42%
(b),(c)
9,806,464 9,807
Principal Government Money Market Fund -
Class R-6 4.48%
(b),(c),(d)
11,599,129 11,599
$ 21,406
TOTAL INVESTMENT COMPANIES $ 22,891
PREFERRED STOCKS - 0.69% Shares Held Value (000's)
Banks - 0.42%
Cullen/Frost Bankers Inc 4.45%, 12/15/2025
(a),(e)
55,739 $ 1,112
First Republic Bank/CA 5.13%, 03/31/2023
(e)
8,661 183
Fulton Financial Corp 5.13%, 01/15/2026
(e)
115,292 2,416
Morgan Stanley 6.50%, 10/15/2027
(e)
19,609 501
Valley National Bancorp 6.25%, 06/30/2025
(e)
16,801 425
3 Month USD LIBOR + 3.85%
$ 4,637
Diversified Financial Services - 0.01%
Affiliated Managers Group Inc 4.20%,
09/30/2061
9,119 157
Insurance - 0.06%
Assurant Inc 5.25%, 01/15/2061 30,074 659
Pipelines - 0.11%
Enbridge Inc 6.38%, 04/15/2078 48,441 1,213
3 Month USD LIBOR + 3.59%
Sovereign - 0.09%
CoBank ACB 6.20%, 01/01/2025
(e)
10,000 1,000
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 7,666
BONDS - 97.51%
Principal
Amount (000's) Value (000's)
Banks - 57.46%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(e),(f),(g),(h)
$ 1,900 $ 1,887
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
6.13%, 11/16/2027
(e),(f),(g)
600 539
USD Swap Semi-Annual 5 Year + 3.87%
6.50%, 03/05/2025
(e),(f),(g)
9,400 8,930
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.19%
Banco Santander SA
4.75%, 11/12/2026
(e),(f),(g)
10,000 8,496
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
Bank of America Corp
6.13%, 04/27/2027
(a),(e),(f)
13,700 13,355
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(e),(f)
25,000 22,762
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
3.75%, 12/20/2026
(e),(f)
19,600 16,366
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
4.63%, 09/20/2026
(e),(f)
7,300 6,643
3 Month USD LIBOR + 3.13%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(f)
7,600 5,879
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.90%, 06/04/2025
(e),(f)
24,000 23,021
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.55%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of Nova Scotia/The   (continued)
8.63%, 10/27/2082
(f)
$ 3,300 $ 3,487
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
Barclays PLC
4.38%, 03/15/2028
(e),(f),(g)
8,000 6,283
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.41%
7.75%, 09/15/2023
(e),(f),(g)
10,120 10,044
USD Swap Semi-Annual 5 Year + 4.84%
8.00%, 06/15/2024
(e),(f),(g)
8,000 7,920
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
8.00%, 03/15/2029
(e),(f),(g)
1,200 1,176
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
BNP Paribas SA
4.50%, 02/25/2030
(a),(e),(f),(g),(h)
3,500 2,771
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
6.63%, 03/25/2024
(e),(f),(g)
800 786
USD Swap Semi-Annual 5 Year + 4.15%
7.38%, 08/19/2025
(e),(f),(g),(h)
6,103 6,072
USD Swap Semi-Annual 5 Year + 5.15%
Citigroup Inc
3.88%, 02/18/2026
(e),(f)
14,500 13,012
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(e),(f)
8,000 7,320
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
6.25%, 08/15/2026
(e),(f)
1,239 1,234
3 Month USD LIBOR + 4.52%
7.38%, 05/15/2028
(e),(f),(i)
2,000 2,000
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
Citizens Financial Group Inc
4.00%, 10/06/2026
(e),(f)
3,900 3,282
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(e),(f)
6,500 6,399
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Comerica Inc
5.63%, 07/01/2025
(a),(e),(f)
13,000 12,669
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.29%
Corestates Capital III
5.43%, 02/15/2027
(h)
22,771 21,586
3 Month USD LIBOR + 0.57%
Credit Agricole SA
7.88%, 01/23/2024
(e),(f),(g),(h)
1,383 1,380
USD Swap Semi-Annual 5 Year + 4.90%
7.88%, 01/23/2024
(e),(f),(g)
2,300 2,295
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(e),(f),(g),(h)
7,232 7,311
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG
6.50%, 08/08/2023
(g)
600 586
Credit Suisse Group AG
4.50%, 09/03/2030
(e),(f),(g),(h)
2,500 1,456
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.55%
5.25%, 02/11/2027
(e),(f),(g),(h)
500 344
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%

Schedule of Investments
Capital Securities Fund
February 28, 2023 (unaudited)
See accompanying notes.
11
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Credit Suisse Group AG   (continued)
5.25%, 02/11/2027
(a),(e),(f),(g)
$ 5,000 $ 3,445
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
6.25%, 12/18/2024
(e),(f),(g),(h)
1,790 1,468
USD Swap Semi-Annual 5 Year + 3.46%
7.50%, 12/11/2023
(e),(f),(g),(h)
6,250 5,683
USD Swap Semi-Annual 5 Year + 4.60%
9.75%, 06/23/2027
(e),(f),(g),(h)
13,900 12,578
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 6.38%
Danske Bank A/S
6.13%, 03/28/2024
(e),(f),(g)
6,600 6,353
USD Swap Semi-Annual 7 Year + 3.90%
7.00%, 06/26/2025
(e),(f),(g)
4,400 4,212
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
Fifth Third Bancorp
4.50%, 09/30/2025
(e),(f)
2,200 2,104
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.22%
Goldman Sachs Group Inc/The
3.65%, 08/10/2026
(e),(f)
3,100 2,621
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
3.80%, 05/10/2026
(e),(f)
3,000 2,575
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.97%
4.95%, 02/10/2025
(e),(f)
1,000 949
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(a),(e),(f)
3,500 3,430
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(e),(f),(h)
1,700 2,107
3 Month USD LIBOR + 4.98%
10.18%, 06/30/2030
(e),(f)
7,300 9,047
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
6.00%, 05/22/2027
(e),(f),(g)
3,000 2,775
USD Swap Rate NY 5 Year + 3.75%
6.38%, 09/17/2024
(e),(f),(g)
1,300 1,269
USD Swap Rate NY 5 Year + 3.71%
6.50%, 03/23/2028
(a),(e),(f),(g)
500 469
USD Swap Rate NY 5 Year + 3.61%
8.00%, 03/07/2028
(e),(f),(g),(i)
5,000 5,000
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.86%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(e),(f)
19,200 17,823
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(e),(f)
8,600 8,160
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington Capital II
5.39%, 06/15/2028 2,400 2,208
3 Month USD LIBOR + 0.63%
Huntington National Bank/The
5.50%, 05/06/2030
(f)
2,000 1,943
3 Month USD LIBOR + 5.09%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
ING Groep NV
5.75%, 11/16/2026
(e),(f),(g)
$ 7,000 $ 6,487
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.50%, 04/16/2025
(e),(f),(g)
500 479
USD Swap Semi-Annual 5 Year + 4.45%
6.75%, 04/16/2024
(e),(f),(g)
10,000 9,783
USD Swap Rate NY 5 Year + 4.20%
Intesa Sanpaolo SpA
7.70%, 09/17/2025
(e),(f),(g),(h)
2,000 1,874
USD Swap Semi-Annual 5 Year + 5.46%
JPMorgan Chase & Co
3.65%, 06/01/2026
(e),(f)
21,993 19,090
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
KeyCorp
5.00%, 09/15/2026
(e),(f)
3,775 3,563
3 Month USD LIBOR + 3.61%
KeyCorp Capital I
5.49%, 07/01/2028 1,500 1,388
3 Month USD LIBOR + 0.74%
KeyCorp Capital III
7.75%, 07/15/2029 1,500 1,591
Lloyds Banking Group PLC
7.50%, 06/27/2024
(e),(f),(g)
4,300 4,252
USD Swap Semi-Annual 5 Year + 4.76%
7.50%, 09/27/2025
(e),(f),(g)
15,850 15,598
USD Swap Semi-Annual 5 Year + 4.50%
7.95%, 11/15/2033
(f)
1,800 1,971
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.75%
M&T Bank Corp
3.50%, 09/01/2026
(e),(f)
8,000 6,340
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.13%, 11/01/2026
(e),(f)
4,000 3,723
3 Month USD LIBOR + 3.52%
6.45%, 02/15/2024
(e),(f)
1,300 1,293
3 Month USD LIBOR + 3.61%
NatWest Group PLC
4.60%, 06/28/2031
(e),(f),(g)
10,000 7,334
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
6.00%, 12/29/2025
(e),(f),(g)
8,000 7,502
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.63%
8.00%, 08/10/2025
(e),(f),(g)
6,000 5,969
USD Swap Semi-Annual 5 Year + 5.72%
Nordea Bank Abp
6.13%, 09/23/2024
(e),(f),(g),(h)
4,300 4,144
USD Swap Semi-Annual 5 Year + 3.39%
6.63%, 03/26/2026
(e),(f),(g),(h)
15,600 15,105
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
PNC Capital Trust C
5.33%, 06/01/2028 3,000 2,814
3 Month USD LIBOR + 0.57%
PNC Financial Services Group Inc/The
3.40%, 09/15/2026
(e),(f)
2,300 1,901
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
6.00%, 05/15/2027
(e),(f)
13,600 13,151
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
6.20%, 09/15/2027
(a),(e),(f)
2,000 1,970
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%

Schedule of Investments
Capital Securities Fund
February 28, 2023 (unaudited)
See accompanying notes.
12
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The
(continued)
6.25%, 03/15/2030
(e),(f)
$ 7,500 $ 7,256
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Regions Financial Corp
5.75%, 06/15/2025
(a),(e),(f)
3,500 3,439
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Skandinaviska Enskilda Banken AB
5.13%, 05/13/2025
(e),(f),(g)
5,000 4,650
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.46%
Societe Generale SA
7.38%, 10/04/2023
(e),(f),(g),(h)
5,500 5,431
USD Swap Semi-Annual 5 Year + 4.30%
7.38%, 10/04/2023
(a),(e),(f),(g)
3,000 2,963
USD Swap Semi-Annual 5 Year + 4.30%
8.00%, 09/29/2025
(e),(f),(g),(h)
3,500 3,482
USD Swap Rate NY 5 Year + 5.87%
Standard Chartered PLC
6.00%, 07/26/2025
(e),(f),(g)
1,000 963
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
7.01%, 07/30/2037
(e),(f),(h)
7,800 7,953
3 Month USD LIBOR + 1.46%
7.01%, 07/30/2037
(e),(f)
3,000 3,059
3 Month USD LIBOR + 1.46%
7.75%, 04/02/2023
(e),(f),(g),(h)
1,000 997
USD Swap Semi-Annual 5 Year + 5.72%
SVB Financial Group
4.00%, 05/15/2026
(e),(f)
13,000 9,544
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.25%, 11/15/2026
(e),(f)
2,800 1,981
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
Swedbank AB
5.63%, 09/17/2024
(e),(f),(g)
1,800 1,724
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Toronto-Dominion Bank/The
8.13%, 10/31/2082
(f)
5,200 5,428
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
4.80%, 09/01/2024
(e),(f)
22,120 21,001
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(e),(f)
8,100 7,920
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
5.42%, 03/15/2028 2,000 1,885
3 Month USD LIBOR + 0.65%
5.53%, 05/15/2027 4,500 4,272
3 Month USD LIBOR + 0.67%
UBS Group AG
3.88%, 06/02/2026
(e),(f),(g),(h)
10,000 8,431
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.10%
4.88%, 02/12/2027
(e),(f),(g),(h)
12,000 10,512
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.40%
6.88%, 08/07/2025
(e),(f),(g)
9,200 9,050
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG   (continued)
7.00%, 01/31/2024
(e),(f),(g),(h)
$ 1,400 $ 1,393
USD Swap Semi-Annual 5 Year + 4.34%
7.00%, 01/31/2024
(e),(f),(g)
5,000 4,976
USD Swap Semi-Annual 5 Year + 4.34%
UniCredit SpA
8.00%, 06/03/2024
(e),(f),(g)
10,300 10,012
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
3.70%, 01/15/2027
(e),(f)
32,500 27,341
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Wells Fargo & Co
3.90%, 03/15/2026
(e),(f)
10,800 9,659
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
$ 636,154
Diversified Financial Services - 7.87%
Ally Financial Inc
4.70%, 05/15/2026
(e),(f)
10,500 8,228
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
4.70%, 05/15/2028
(e),(f)
1,200 883
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 3.48%
American Express Co
3.55%, 09/15/2026
(e),(f)
24,000 20,374
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
3.95%, 09/01/2026
(a),(e),(f)
10,200 8,608
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
Charles Schwab Corp/The
4.00%, 06/01/2026
(e),(f)
17,000 15,468
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.38%, 06/01/2025
(e),(f)
9,507 9,364
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
Depository Trust & Clearing Corp/The
3.38%, 06/20/2026
(e),(f),(h)
2,500 2,075
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
Discover Financial Services
6.13%, 06/23/2025
(e),(f)
22,300 22,079
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
$ 87,079
Electric - 8.89%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(f)
4,500 3,724
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
American Electric Power Co Inc
3.88%, 02/15/2062
(f)
7,100 5,921
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
Dominion Energy Inc
4.35%, 01/15/2027
(e),(f)
9,900 8,586
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.65%, 12/15/2024
(e),(f)
24,300 22,417
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
5.75%, 10/01/2054
(f)
6,625 6,372
3 Month USD LIBOR + 3.06%

Schedule of Investments
Capital Securities Fund
February 28, 2023 (unaudited)
See accompanying notes.
13
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Duke Energy Corp
3.25%, 01/15/2082
(f)
$ 5,000 $ 3,948
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.32%
4.88%, 09/16/2024
(e),(f)
24,960 24,149
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Emera Inc
6.75%, 06/15/2076
(a),(f)
12,500 11,993
3 Month USD LIBOR + 5.44%
Enel SpA
8.75%, 09/24/2073
(f),(h)
6,700 6,736
USD Swap Semi-Annual 5 Year + 5.88%
NextEra Energy Capital Holdings Inc
3.80%, 03/15/2082
(f)
2,000 1,709
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.55%
6.82%, 10/01/2066
(a)
3,341 2,865
3 Month USD LIBOR + 2.07%
$ 98,420
Food - 0.38%
Dairy Farmers of America Inc
7.13%, 12/01/2026
(e),(h)
5,000 4,225
Gas - 0.85%
NiSource Inc
5.65%, 06/15/2023
(e),(f)
9,695 9,398
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Hand & Machine Tools - 0.16%
Stanley Black & Decker Inc
4.00%, 03/15/2060
(f)
2,100 1,809
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
Insurance - 12.84%
ACE Capital Trust II
9.70%, 04/01/2030 2,570 3,142
Allianz SE
3.20%, 10/30/2027
(e),(f),(g),(h)
5,000 3,761
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Allstate Corp/The
5.75%, 08/15/2053
(f)
6,900 6,762
3 Month USD LIBOR + 2.94%
American International Group Inc
5.75%, 04/01/2048
(f)
4,577 4,417
3 Month USD LIBOR + 2.87%
Aon Corp
8.21%, 01/01/2027 1,000 1,053
Argentum Netherlands BV for Swiss Re Ltd
5.75%, 08/15/2050
(f)
500 483
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(f)
2,000 1,897
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
Cloverie PLC for Zurich Insurance Co Ltd
5.63%, 06/24/2046
(f)
4,900 4,808
3 Month USD LIBOR + 4.92%
Corebridge Financial Inc
6.88%, 12/15/2052
(f),(h)
5,900 5,833
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.85%
Equitable Holdings Inc
4.95%, 09/15/2025
(e),(f)
1,448 1,395
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.74%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Everest Reinsurance Holdings Inc
7.25%, 05/01/2067 $ 1,100 $ 998
3 Month USD LIBOR + 2.39%
Liberty Mutual Group Inc
4.13%, 12/15/2051
(f),(h)
6,500 5,423
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.32%
7.80%, 03/07/2087
(h)
6,100 6,616
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(h)
1,100 1,235
Lincoln National Corp
6.85%, 04/20/2067 1,245 921
3 Month USD LIBOR + 2.04%
MetLife Capital Trust IV
7.88%, 12/15/2067
(h)
1,800 1,936
MetLife Inc
3.85%, 09/15/2025
(a),(e),(f)
7,200 6,761
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
6.40%, 12/15/2066 700 703
9.25%, 04/08/2068
(h)
10,372 12,528
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 4,300 5,837
3 Month USD LIBOR + 7.55%
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
5.88%, 05/23/2042
(f),(h)
3,600 3,618
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
Nippon Life Insurance Co
2.75%, 01/21/2051
(f),(h)
4,600 3,772
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
2.90%, 09/16/2051
(f),(h)
10,500 8,595
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
5.10%, 10/16/2044
(f)
785 768
USD Swap Semi-Annual 5 Year + 3.65%
Prudential Financial Inc
3.70%, 10/01/2050
(f)
9,500 8,010
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
Sumitomo Life Insurance Co
3.38%, 04/15/2081
(f),(h)
5,000 4,262
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Voya Financial Inc
4.70%, 01/23/2048
(f)
10,300 8,738
3 Month USD LIBOR + 2.08%
6.13%, 09/15/2023
(e),(f)
1,400 1,379
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(f)
26,800 20,870
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
3.50%, 05/02/2052
(f)
7,200 5,685
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.79%
$ 142,206

Schedule of Investments
Capital Securities Fund
February 28, 2023 (unaudited)
See accompanying notes.
14
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 1.14%
BP Capital Markets PLC
4.38%, 06/22/2025
(e),(f)
$ 9,500 $ 9,057
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%
4.88%, 03/22/2030
(e),(f)
3,900 3,574
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
$ 12,631
Pipelines - 4.51%
Enbridge Inc
5.75%, 07/15/2080
(f)
5,000 4,689
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
6.00%, 01/15/2077
(f)
1,500 1,431
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(f)
11,000 10,182
3 Month USD LIBOR + 3.64%
7.63%, 01/15/2083
(f)
2,000 2,032
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.42%
Enterprise Products Operating LLC
5.25%, 08/16/2077
(f)
9,881 8,823
3 Month USD LIBOR + 3.03%
5.38%, 02/15/2078
(f)
1,300 1,086
3 Month USD LIBOR + 2.57%
Transcanada Trust
5.50%, 09/15/2079
(f)
12,500 11,023
Secured Overnight Financing Rate + 4.42%
5.60%, 03/07/2082
(f)
7,300 6,348
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
5.63%, 05/20/2075
(f)
600 572
3 Month USD LIBOR + 3.53%
5.88%, 08/15/2076
(f)
4,000 3,800
3 Month USD LIBOR + 4.64%
$ 49,986
REITs - 0.69%
Scentre Group Trust 2
4.75%, 09/24/2080
(f),(h)
4,000 3,671
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.38%
5.13%, 09/24/2080
(f),(h)
4,500 3,938
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.69%
$ 7,609
Sovereign - 0.86%
CoBank ACB
4.25%, 01/01/2027
(e),(f)
2,000 1,738
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.05%
6.25%, 10/01/2026
(e),(f)
1,000 969
3 Month USD LIBOR + 4.66%
6.45%, 10/01/2027
(e),(f)
5,000 5,012
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.49%
Farm Credit Bank of Texas
5.70%, 09/15/2025
(e),(f),(h)
1,900 1,777
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.42%
$ 9,496
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 1.29%
Vodafone Group PLC
3.25%, 06/04/2081
(f)
$ 8,000 $ 6,979
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
4.13%, 06/04/2081
(f)
9,250 7,342
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
$ 14,321
Transportation - 0.57%
BNSF Funding Trust I
6.61%, 12/15/2055
(f)
6,500 6,321
3 Month USD LIBOR + 2.35%
TOTAL BONDS $ 1,079,655
Total Investments $ 1,110,212
Other Assets and Liabilities -  (0.27)% (3,003)
TOTAL NET ASSETS - 100.00% $ 1,107,209
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $16,624 or 1.50% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $17,146 or 1.55% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(g) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $258,400 or 23.34% of net assets.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $203,966 or 18.42% of net assets.
(i) Security purchased on a when-issued basis.
Portfolio Summary
Sector Percent
Financial 79.35%
Utilities 9.74%
Energy 5.76%
Money Market Funds 1.93%
Communications 1.29%
Government 0.95%
Industrial 0.73%
Consumer, Non-cyclical 0.38%
Investment Companies 0.14%
Other Assets and Liabilities
(0.27)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Capital Securities Fund
February 28, 2023 (unaudited)
See accompanying notes.
15
Affiliated Securities August 31, 2022 Purchases Sales February 28, 2023
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.48% $ — $ 119,595 $ 107,996 $ 11,599
Principal Government Money Market Fund - Institutional Class 4.43% 6,388 116,134 122,522 —
$ 6,388 $ 235,729 $ 230,518 $ 11,599
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.48% $ 145 $ — $ — $ —
Principal Government Money Market Fund - Institutional Class 4.43% 58 — — —
$ 203 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Glossary to the Schedule of Investments
February 28, 2023 (unaudited)
See accompanying notes.
16
Currency Abbreviations
USD/$ United States Dollar

See accompanying notes.
18
Financial Highlights
Principal Funds, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended August 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CAPITAL SECURITIES FUND
Class S shares
2023(b) $ 9.20 $ 0.23 ( $ 0.03) $ 0.20 ( $ 0.29) ( $ 0.29) $ 9.11
2022 10.76 0.44 (1.52) (1.08) (0.48) (0.48) 9.20
2021 10.36 0.46 0.43 0.89 (0.49) (0.49) 10.76
2020 10.17 0.50 0.23 0.73 (0.54) (0.54) 10.36
2019 9.95 0.58 0.21 0.79 (0.57) (0.57) 10.17
2018 10.40 0.58 (0.49) 0.09 (0.54) (0.54) 9.95

See accompanying notes.
19
Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
2.25% (c) $ 1,107,209 0.00% (d),(e) 5.26% (d) 18.1% (d)
(10.24) 1,143,647 0.00 (e) 4.40 14.0
8.77 1,167,754 0.00 (e) 4.34 14.2
7.42 846,849 0.00 (e) 4.95 14.0
8.39 648,432 0.00 (e) 5.89 14.7
0.87 544,446 0.00 (e) 5.67 9.1
(a) Calculated based on average shares outstanding during the period.
(b) Six months ended February 28, 2023.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

Shareholder Expense Example
Principal Funds, Inc.
February 28, 2023 (unaudited)
20
As a shareholder of Capital Securities Fund, you may incur ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( September 1, 2022 to February 28, 2023 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Class S shares may be purchased through wrap programs. Such plans may impose fees in addition to those charge by the fund.
These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account Value
September 1,
2022
Ending Account
Value
February 28,
2023
Expenses Paid
During Period
September
1, 2022 to
February 28,
2023
(a)
Beginning
Account Value
September 1,
2022
Ending Account
Value
February 28,
2023
Expenses Paid
During Period
September
1, 2022 to
February 28,
2023
(a)
Annualized
Expense
Ratio
Capital Securities Fund
Class S $ 1,000.00 $ 1,022.48 $ 0.00 $ 1,000.00 $ 1,024.79 $ 0.00 0.00%
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

21
FUND BOARD OF DIRECTORS AND OFFICERS
The Board of Directors (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment
Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”)
serves on the Boards of the following investment companies: Principal Funds, Inc., Principal Variable Contracts Funds, Inc., Principal
Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund which are collectively referred to as the “Fund Complex”. Board
Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are referred to as “Interested Board Members”. Board Members who are not Interested Board Members are referred to as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of shareholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September
14, 2021, a 72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion. The Board elects officers to supervise the day-to-day operations of the Fund Complex. Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
INDEPENDENT BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Leroy T. Barnes, Jr.
Board Member since 2012
Member, Audit Committee
1951
Retired 132 McClatchy Newspapers, Inc. (2000-
2020); Frontier Communications, Inc.
(2005-2019)
Craig Damos
Lead Independent Board Member since 2020
Board Member since 2008
Member, Nominating and Governance
Committee
Member, Operations Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC (consulting
services)
132 None
Katharin S. Dyer
Board Member since 2023
Member, Operations Committee
1957
Founder and Chief Executive Officer, PivotWise
(consulting services) Global Partner, IBM
(technology company) from 2016-2018
132 Liquidity Services, Inc. (2020-present)
Frances P. Grieb
Board Member since 2023
Member, Audit Committee
1960
Retired 132 First Interstate BancSystems, Inc.
(2022-present); Great Western Bancorp,
Inc. and Great Western Bank (2014-2022)
Fritz S. Hirsch
Board Member since 2005
Member, Nominating and Governance
Committee
Member, 15(c) Committee
1951
Interim CEO, MAM USA (manufacturer of infant
and juvenile products) from February 2020 to
October 2020
132 MAM USA (2011-present)
Victor Hymes
Board Member since 2020
Chair, Audit Committee
Member, Nominating and Governance
Committee
1957
Founder, CEO, CIO, Legato Capital Management,
LLC (investment management company)
132 None
Padelford L. Lattimer
Board Member since 2020
Chair, Operations Committee
Member, 15(c) Committee
1961
Managing Partner, TBA Management Consulting
LLC (management consulting and staffing company)
132 None
Karen McMillan
Board Member since 2014
Member, Operations Committee
Chair, 15(c) Committee
1961
Founder/Owner, Tyche Consulting LLC (consulting
services)
Managing Director, Patomak Global Partners, LLC
(financial services consulting) from 2014-2021
132 None

22
INTERESTED BOARD MEMBERS
Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines,
IA 50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Elizabeth A. Nickels
Board Member since 2015
Member, Audit Committee
Chair, Nominating and Governance Committee
1962
Retired 132 SpartanNash (2000-2022)
Mary M. VanDeWeghe
Board Member since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. (financial
and management consulting)
132 Helmerich & Payne (2019-present);
Denbury Resources Inc. (2019-2020)
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other
Directorships
Held by Board Member
During Past 5 Years
Timothy M. Dunbar Principal Global Investors, LLC (“PGI”) 132 None
Chair and Board Member since 2019
Chair, Executive Committee
1957
President (2018-2021)
Director (2018-2020)
Principal Financial Group, Inc. (“PFGI”), Principal
Financial Services, Inc. (“PFSI”), and Principal Life
Insurance Company (“PLIC”)
Division President (2020-2021)
President (2018-2020)
Post Advisory Group, LLC (“Post”)
Director (2018-2020)
RobustWealth
Chair and Executive Vice President (2018-2021)
Patrick G. Halter PGI 132 None
Board Member since 2017
Member, Executive Committee
1959
Chair since 2018
Chief Executive Officer and
President since 2018
Director since 2003
PFGI, PFSI, and PLIC
President and Chief Executive Officer – Principal
Asset Management (“PAM”) since 2022
President – Principal Global Asset Management
(“PGAM”) (2020-2022)
Post
Director since 2017
Chair (2017-2020)
Principal Real Estate Investors, LLC (“PREI”)
President - PGAM since 2022
Director and Chair since 2004
Chief Executive Officer and
President (2018-2021)
Origin Asset Management LLP (“Origin”)
Director (2018-2019)

23
FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia PGI
President and Chief Executive Officer
Des Moines, IA 50392
1972
Director since 2019
President – Principal Funds since 2019
Principal Funds Distributor, Inc. (“PFD”)
Director since 2019
PFGI, PFSI, and PLIC
Senior Executive Director and Chief Operating
Officer - PAM since 2022
Senior Executive Director and Chief Operating
Officer – PGI (2020-2022)
President-Principal Funds (2019-2020)
Post
Director since 2020
PREI
Senior Executive Director and Chief Operating
Officer – PGI since 2022
Director since 2020
Principal Shareholder Services, Inc. (“PSS”)
Executive Vice President since 2019
Director and Chair (2019-2022)
Spectrum Asset Management, Inc. (“Spectrum”)
Director since 2021
Origin
Additional Director since 2022
Oppenheimer Funds
Senior Vice President (2011-2019)
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President/Associate General Counsel, PGI
since 2016
Vice President/Associate General Counsel, PFSI
since 2013
Vice President/Associate General Counsel, PLIC
since 2013
Beth Graff
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Director – Fund Accounting, PLIC since 2016
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer, PGI since 2016
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Treasurer, PLIC since 2016
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, Principal Securities,
Inc. (“PSI”) since 2016
Vice President and Treasurer, PSS since 2016
Vice President and Treasurer, RobustWealth, Inc.
since 2018
Megan Hoffmann
Vice President and Controller
Des Moines, IA 50392
1979
Director – Accounting, PLIC since 2020
Assistant Director – Accounting, PLIC (2017-2020)
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Counsel, PLIC since 2018

24
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Tara Parks
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Director – Accounting, PLIC since 2019
Tax Manager – ALPS Fund Services (2011-2019)
Deanna Y. Pellack
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1987
Counsel, PLIC since 2022
Vice President, The Northern Trust Company (2019-
2022)
Second Vice President, The Northern Trust
Company (2014-2019)
Secretary, Advisers Investment Trust (2021-2022)
Assistant Secretary, Advisers Investment Trust
(2018-2021)
Sara L. Reece
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Managing Director – Global Funds Ops, PLIC since
2021
Managing Director – Financial Analysis/ Planning,
PLIC (2021)
Director - Accounting, PLIC (2015-2021)
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Interim Chief Compliance Officer - Funds (2018)
Vice President, PSS since 2015
Michael Scholten
Chief Financial Officer
Des Moines, IA 50392
1979
Chief Operations Officer, PFD since 2022
Chief Financial Officer – PFD (2016-2022)
Assistant Vice President and Actuary, PLIC since
2021
Chief Financial Officer – Funds/Platforms, PLIC
since 2015
Chief Financial Officer, PSS since 2015
Adam U. Shaikh
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PLIC since 2006
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2020
Counsel, PLIC since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President-Treasury, PGI since 2013
Assistant Vice President-Treasury, PFD since 2013
Assistant Vice President-Treasury, PLIC since 2014
Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC since 2007

25
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Clint L. Woods PGI
Counsel, Vice President, and Assistant
Secretary
Des Moines, IA 50392
1961
Vice President, Associate General Counsel, and
Assistant Secretary since 2021
Vice President, Associate General Counsel, and
Secretary (2020-2021)
Vice President, Associate General Counsel,
Governance Officer, and Assistant Corporate
Secretary (2018-2020)
PFD
Vice President, Associate General Counsel, and
Secretary since 2022
Vice President, Associate General Counsel, and
Assistant Corporate Secretary (2019-2022)
PFSI
Vice President, Associate Counsel, Governance
Officer, and Assistant Corporate Secretary since
2015
PLIC
Vice President, Associate General Counsel,
Governance Officer, and Assistant Corporate
Secretary since 2015
Post
Assistant Secretary since 2021
Secretary (2020-2021)
PREI
Vice President, Associate General Counsel,
Governance Officer, and Secretary since 2020
Vice President, Associate Counsel, Governance
Officer, and Assistant Corporate Secretary (2020)
PSI
Vice President, Associate General Counsel, and
Secretary (2021-2022)
Vice President, Associate General Counsel, and
Assistant Corporate Secretary (2019-2021)
PSS
Vice President, Associate General Counsel, and
Secretary since 2021
Vice President, Associate General Counsel, and
Assistant Corporate Secretary (2019-2021)
RobustWealth, Inc.
Vice President, Associate General Counsel, and
Assistant Corporate Secretary since 2019
Spectrum
Assistant Secretary since 2021
Secretary (2020-2021)
Jared A. Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI (2017-2019)
Counsel, PLIC since 2015

26
The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee is responsible for requesting and reviewing related materials.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund
Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund
Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to 1) issue stock, except as permitted by law; 2) recommend to the shareholders any action that requires shareholder approval; 3) amend the bylaws; or 4) approve any merger or share exchange that does not require shareholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees. The
Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://secure02.principal.com/publicvsupply/GetFile?fm=MM13013&ty=VOP&EXT=.VOP. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background; relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act;
and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an
Independent Board Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The
Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
The Operations Committee’s primary purpose is to review and oversee the provision of administrative and distribution services to the Fund
Complex, communications with the Fund Complex’s shareholders, and the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectuses and the Statement of Additional Information dated December 31,
2022 (and as supplemented). These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA
02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.principalam.com/prospectuses.

27
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.
gov and www.Principalam.com.

28
BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) an amended
Management Agreement between PFI and Principal Global Investors, LLC (“PGI” or the “Manager”) and a sub-advisory agreement between PGI and Principal Real Estate Investors, LLC with respect to the addition of the Global Sustainable Listed
Infrastructure Fund; and (2) the annual review and renewal of the Management Agreement and various sub-advisory agreements for all Funds.
Approval of Management Agreement and Sub-Advisory Agreement for PFI Global Sustainable Listed Infrastructure
Fund
On June 13, 2022, the Board met to consider for the newly established PFI Global Sustainable Listed Infrastructure Fund (the
“Fund”) the approval of a management agreement (the “Management Agreement”) between PFI, on behalf of the Fund, and
Principal Global Investors, LLC (the “Advisor”) and a sub-advisory agreement (the “Sub-Advisory Agreement”) between the
Advisor and Principal Real Estate Investors, LLC (the “Sub-Advisor”) with respect to the Fund. The Management Agreement and the Sub-Advisory Agreement are together referred to as the “Advisory Agreements.
With respect to the Management Agreement, the Board considered, among other factors, that the Advisor serves as the investment advisor to the existing series of PFI, that the Advisor has had a long-term relationship with PFI, Principal Variable Contracts, Inc.
and Principal Exchange-Traded Funds (collectively with Principal Diversified Select Real Asset Fund, the “Principal Funds”),
all of which are also overseen by the Directors; and that the Advisor has demonstrated a long-term commitment to support the
Principal Funds. The Board concluded that a long-term relationship with a capable and conscientious advisor is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Management Agreement.
Nature, Quality and Extent of Services.
The Board considered the nature, quality and extent of the services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2021 annual renewal of the management agreements for the other Principal Funds, the Board had: (1) reviewed the services provided by the Advisor to the other Principal Funds under their respective management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Advisor to attract and retain high-quality personnel, and the organizational depth and stability of the Advisor and concluded that appropriate resources were provided under the management agreements for the other Principal Funds; (3) noted that the Advisor’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Advisor’s due diligence process and concluded that this due diligence process was working well; and (4) considered the compliance program established by the
Advisor for the Principal Funds and their respective series, as applicable, the quality of that program and the level of compliance attained by the Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Advisor to the Fund under the Management Agreement are expected to be satisfactory.
The Board considered the nature, quality and extent of the services to be provided under the Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of the investment personnel of the Sub-Advisor who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Sub-Advisor currently provides sub-
advisory services to seven other series of Principal Funds, and that the Board had reviewed and had approved for renewal the sub-advisory agreements for six of those series at its September 2021 Board meeting and made the initial approval of the sub-
advisory agreement for the other series at its December 2021 Board meeting. In addition, the Board considered the Advisor’s program for recommending, monitoring and replacing sub-advisors and that the Advisor recommended the Sub-Advisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Sub-Advisor to the Fund under the Sub-Advisory Agreement are expected to be satisfactory.
Investment Performance.
The Board reviewed the historical year-to-date, one year, two-year and since inception (August 2019) performance returns as of March 31, 2022, as well as the historical performance returns for calendar years 2020 and 2021, in each case gross and net of proposed fees, of the Sub-Advisor in a composite managed in the proposed investment strategy for the Fund, as compared to

29
the historical performance returns of a relevant benchmark index for the Fund and a relevant Morningstar category. The Board concluded, based upon the information provided, that the Sub-Advisor is qualified.
Fees, Economies of Scale and Profitability.
The Board considered the proposed management and sub-advisory fee rates for the Fund. With respect to the proposed management fee rate, the Board considered that the sub-advisory fee would be paid to an affiliate. The Board also received information from the Advisor, based upon data supplied by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing the proposed management fee rate for the Fund to advisory fees of funds in a peer group selected by Broadridge. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board noted that the proposed management fee schedule includes breakpoints and concluded that the proposed management fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels.
With respect to the sub-advisory fee rate proposed to be paid to the Sub-Advisor, the Board noted that the Advisor would compensate the Sub-Advisor, an affiliated company, from its own management fee so that shareholders would pay only the management fee. The Board considered whether there are economies of scale with respect to the sub-advisory services to be provided to the Fund under the Sub-Advisory Agreement. The Board noted that the proposed sub-advisory fee schedule includes breakpoints and concluded that the proposed sub-advisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Sub-Advisor’s representation that it receives a lower sub-
advisory fee from one client in the same strategy that it is proposed to manage for the Fund and the Sub-Advisor’s explanation for that lower fee rate, as well as the Advisor’s statement that it found the proposed sub-advisory fee schedule to be competitive.
In addition, in evaluating the management and sub-advisory fee rates, the Board considered the Advisor’s statement regarding the expected asset level that will be required for the Fund to break even. The Board also reviewed the anticipated expense ratio of the Institutional Class shares of the Fund and considered that the Advisor proposed to cap the total expense ratio for that class at a specified level until December 30, 2023. On the basis of the information provided, the Board concluded that the proposed management and sub-advisory fee schedules were reasonable.
Other Benefits.
The Board considered the character and amount of other incidental benefits to be received by the Advisor and the Sub-Advisor.
The Board noted the Advisor’s statement that the Sub-Advisor intends to use Fund commissions to buy Section 28(e) eligible products and services consistent with its use of commissions for the other equity portfolios it currently manages, as well as the
Advisor’s statement that there would be no known fall-out benefits to the Advisor or the Sub-Advisor in connection with the management of the Fund outside the use of soft dollars. The Board concluded that, on the basis of the information provided, the incidental benefits to be received by the Advisor and the Sub-Advisor were appropriate.
Overall Conclusions.
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory
Agreement, including the fee rates payable thereunder, are fair and reasonable and that approval of each of the Advisory
Agreements is in the best interests of the Fund.
Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements
At its September 13, 2022 meeting, the Board performed its annual review and renewal process relating to the Management
Agreement and the Sub-Advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act (the “Board”), annually to review and to consider the continuation of: (1) the Management Agreement between the Manager and PFI, on behalf of each of the fourteen (14) series of PFI (each series is referred to as a “Fund”) (2) the
Sub-Advisory Agreements between the Manager and each of BlackRock Financial Management, Inc.; BlackRock International
Limited; ClearBridge Investments (North America) Pty Limited; CoreCommodity Management, LLC; Delaware Investments
Fund Advisers; Gotham Asset Management, LLC; Graham Capital Management, L.P.; Impax Asset Management Limited;
Loomis, Sayles & Company, L.P.; Los Angeles Capital Management LLC; Newton Investment Management North America

30
LLC; Nuveen Asset Management LLC; Origin Asset Management LLP; Pictet Asset Management SA; Principal Real Estate
Investors, LLC; Sound Point Capital Management, LP; Spectrum Asset Management, Inc.; Wellington Management Company
LLP; and Westchester Capital Management, LLC (collectively, the “Sub-Advisors”). The Management Agreement and the Sub-
Advisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory
Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
The Board considered, among other factors, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds. The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interests of each Fund. In addition, the Board considered various factors, including the following factors for each of the Funds.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreement, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the
Management Agreement.
The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-Advisors. The Board noted that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub-advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated sub-advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund.
The Board considered the Manager’s due diligence process for monitoring and replacing sub-advisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the
Funds, the quality of that program and the level of compliance attained by the Funds. The Board noted that they had previously reviewed annual best execution and soft dollar reports and information regarding the research payment accounts for applicable
Funds and included this information in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each
Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-year period ended March 31, 2022 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2022, and compared those returns to various agreed-upon performance measures, including, for all Funds peer-
group data based upon a broad-based, industry category determined using Morningstar Direct data (“Performance Universe”).
For Funds or Sub-Advisors that did not have a five-year performance history, the Board reviewed performance for a three-year period ended March 31, 2022, if available. For Funds or Sub-Advisors that did not have a three-year performance history, the
Board reviewed performance for a one-year period ended March 31, 2022, if available. The Board also compared each Fund’s investment performance over the one-, three- and five-year periods ended March 31, 2022, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain Sub-Advisors for multi-manager Funds, that had not

31
attained during the relevant period(s) a level of investment performance considered satisfactory by the Board. For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund or Sub-Advisor, remedial efforts being undertaken to improve performance and/or the Manager’s explanation for the performance of such Fund or Sub-Advisor.
The Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all Sub-Advisors, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the Sub-Advisors at the appropriate time, if necessary.
Investment Management Fees and Expenses
The Board considered each Fund’s contractual and effective management fee rates. For each Fund, other than as noted below, the Board received certain information from Broadridge. For Funds the Board received information comparing each Fund’s
(1) contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate
(after any fee waivers) at average fiscal-year asset levels, (3) actual non-management expense rate at average fiscal-year asset levels and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Institutional Class shares for each PFI Fund, except Capital Securities Fund, as described below, to investment advisory fee rates, non-management expense rates and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”) and a broad-based, industry category defined by Broadridge (“Expense Universe”).
With regard to the Capital Securities Fund, the Board considered that the Fund does not pay a management fee or any other
Fund-level expenses and therefore did not consider comparative fee and expense information.
In evaluating the contractual and effective management fee rates, the Board considered a variety of factors, including the contractual and effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-out benefits and expense caps and fee waivers. The
Board considered the impact of changes in sub-advisory fee rates put into effect since September 2021. The Board considered that certain Principal Variable Contracts Funds and Principal Exchange-Traded Funds with similar investment strategies and policies have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. In reviewing the fee rates of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to the Funds and the services provided to such other accounts. For most
Funds, effective net management fee rates were within the third quartile or better when compared to the applicable Expense
Group. For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better. Discussion is set forth below regarding specific factors relevant to the Board’s review of certain other Funds.
With regard to Small-MidCap Dividend Income Fund, the Board noted that the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than third quartile (both were at the 92nd percentile) in the Expense Group. The Board also noted the Fund’s performance in fourth quartile of its Performance Universe for the three-
year and blended three- and five-year periods ended March 31, 2022 (both were at the 95th percentile). Considering all relevant factors, including management’s discussion of the Fund’s relative performance and certain characteristics of the funds in the
Expense Group, including that the majority of the funds in the Expense Group focus on large-capitalization stocks rather than small- or mid-capitalization stocks, the Board concluded that the Management Agreement should be renewed.
With regard to International Small Company Fund, the Board noted that the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than the third quartile (99th and 80th percentiles, respectively)
in the Expense Group. The Board accepted the Manager’s proposals to amend the management fee schedule for the Fund to reduce the effective management fee rate payable at all asset levels and to lower the expense cap on the Fund’s Institutional
Class shares to be effective from December 31, 2022 through December 30, 2023 and considered the pro forma effect of these changes on the rankings of the Fund’s effective net management fee rate and total net expense ratio on the basis of Institutional
Class shares in the Expense Group, noting that the Fund’s effective net management fee rate would move to the 60th percentile and the Fund’s total net expense ratio would move to the 20th percentile. Considering all relevant factors, including the Fund’s performance in the fourth quartile of its Performance Universe for the three-year and blended three- and five-year periods ended
March 31, 2022 (89th and 84th percentiles, respectively) and the Manager’s explanation of the Fund’s relative performance, the
Board concluded that the Management Agreement, as amended, should be renewed.
The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share

32
classes. The list of agreed upon expense caps and fee waivers is the result of the Manager’s proposals to extend the expense caps and fee waivers for certain Funds and share classes and to terminate the expense caps and fee waivers for other Funds and share classes that are projected to continue to operate below current applicable expense caps. The list of agreed upon expense caps and fee waivers also reflects new or revised expense caps for Institutional Class shares of Global Multi-Strategy Fund and
Origin Emerging Markets Fund and Class A shares of Origin Emerging Markets Fund to be effective from December 31, 2022 through December 30, 2023.
With regard to each of Opportunistic Municipal Bond Fund, Global Multi-Strategy Fund, Diversified Real Asset Fund, and the
Edge MidCap Fund, Origin Emerging Markets Fund, the Board accepted management’s proposal to amend the management fee schedule for the Fund to reduce the effective management fee rate payable at all asset levels for each of the other foregoing
Funds and considered this fee reduction in concluding that the Management Agreement, as amended, should be renewed.
Profitabilit
y
The Board reviewed detailed information regarding revenues the Manager received under the Management Agreement and the estimated direct and indirect costs incurred in providing to each Fund the services described in the Management Agreement for the year ended December 31, 2021. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-Advisors (Origin Asset Management LLP, Principal Real Estate Investors LLC
and Spectrum Asset Management, Inc.) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2021. The Board noted that the Manager compensates each Sub-Advisor from its own management fee and considered the pro forma impact on the Manager's returns on revenue from the reductions of certain Funds' effective management fee rates described above and the reductions of certain Funds' effective sub-advisory fee rates described below.
The Board concluded that, for each Fund, the profitability to the Manager of the Management Agreement was not unreasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint study that was received by the Board in March 2022 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the Funds as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for each Fund under the Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale.
The Board noted that the Capital Securities Fund does not pay management fees, although shareholders pay a separately managed account-level fee that covers, among other things, the expenses of the Fund’s Subadvisor.
The Board also noted that the management fee schedules for Bond Market Index Fund and International Equity Index Fund do
not include breakpoints, but that each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including each such Fund’s fee rate and current asset level, the Board determined that no breakpoints were necessary at this time.
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board noted that the Manager uses Fund commissions to buy Section 28(e) eligible products and services. The Board concluded that, on the basis of the information provided, the incidental benefits received by the Manager and its affiliates were appropriate.
Sub-Advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the

33
experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The Board also considered the Sub-Advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-advised Funds under the Sub-Advisory Agreements are satisfactory.
Investment Performance
As to each sub-advised Fund, the Manager had advised the Board that the investment services delivered by each Sub-Advisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2) although the
Fund experienced underperformance from the applicable Sub-Advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-Advisory Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rates, noting that the Manager compensates each Sub-
Advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, the
Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub-advised funds in the Expense Group and, if available, the Expense
Universe. The Board considered that Capital Securities Fund’s Sub-Advisor does not receive a sub-advisory fee and therefore did not consider comparative sub-advisory fee information.
With regard to Origin Emerging Markets Fund, the Board accepted management’s proposal to amend the Sub-Advisory
Agreement for the Fund with Origin Asset Management LLP to amend the sub-advisory fee schedule for the Fund to reduce the effective sub-advisory fee rate payable at all asset levels, and the Board considered the amended sub-advisory fee schedule and the pro forma ranking of the reduced effective sub-advisory fee rate in concluding that the Sub-Advisory Agreement, as amended, should be renewed for the Fund.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-
advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub-advisory fee rates and the factor of profitability, with respect to unaffiliated Sub-Advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the Manager and the Sub-Advisor. The Board considered the profitability of the affiliated Sub-Advisors in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-Advisors
The Board also considered the character and amount of other indirect benefits received by each Sub-Advisor when evaluating the sub-advisory fees. The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the indirect benefits received by each Sub-Advisor were appropriate.
Overall Conclusions
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory
Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each
Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
PrincipalAM.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2023 Principal Financial Services, Inc. | FV908-08 | 04/2023 | 2745913

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia

            Kamal Bhatia, President and CEO

Date	04/06/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia

            Kamal Bhatia, President and CEO

Date	04/06/2023

By	/s/ Michael Scholten

            Michael Scholten, Chief Financial Officer

Date	04/06/2023